--------------------------------------------------------------------------------

                          BARR ROSENBERG SERIES TRUST

--------------------------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND

                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND

       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND

                        AXA ROSENBERG ENHANCED 500 FUND

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND

                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND

                       AXA ROSENBERG U.S. DISCOVERY FUND

                          AXA ROSENBERG EUROPEAN FUND

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND

                                 ANNUAL REPORT

                ------------------------------------------------

                                 MARCH 31, 2003

                ------------------------------------------------

                          BARR ROSENBERG SERIES TRUST
          ------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                        AXA ROSENBERG ENHANCED 500 FUND
                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                       AXA ROSENBERG U.S. DISCOVERY FUND
                          AXA ROSENBERG EUROPEAN FUND
                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

     2002 presented a real challenge for most investors. There is no question that the year was much more characterized by risk than by return. After all, most global equity markets were down; and with bond yields at all-time lows, traditional diversification techniques did not provide much shelter from the storm. While this caused many investors to retreat from the equity markets in an effort to avoid further losses, at AXA Rosenberg, we saw 2002 as an opportunity to reemphasize the importance of a disciplined and systematic approach to active equity investing. We view risk as an opportunity, and we believe that our Funds are positioned to have a continued positive effect on our clients' portfolios in virtually any market environment.

     Because we're valuing stocks around the world with discipline and consistency, we will not abandon the equity markets when volatility rises such as occurred in 2002. Volatility alone is not a great concern because our proprietary models, which represent the heart of our investment process, look at longer-term valuations and are designed to exploit the opportunities that volatility brings, while carefully managing portfolio risk.

THE POWER IS IN OUR PROCESS.

     At AXA Rosenberg, we take a consistent, but unique approach to investment management. Our distinction is in our discipline. In other words, our power to help you build better portfolios is in our process.

     We believe that a company's fundamentals drive its earnings, and that earnings -- short and long term -- ultimately drive results. Therefore, we seek to capture both short term earnings growth as well as a long term earnings advantage using fundamental analysis implemented through proprietary technology known as "expert systems." These systems are engineered to think like top analysts with the unique capacity to evaluate the fundamentals of 17,500 companies simultaneously, all over the world. Using a four-step process, our expert systems continually APPRAISE, OPTIMIZE, GUIDE AND INFORM our investment team so that our funds' portfolios are better positioned to outperform their benchmarks over time.

     Unlike the pendulum swings that define the market, our process is steadfast. We stay focused on generating unique insights into the potential earnings of companies, across industries and countries, which the market and our competitors aren't capturing. That's why, whether the market is up or down or whether growth or value investment styles are in or out of favor, we believe our risk management and rigorous research should yield predictable and consistent results.

     For these reasons, we remain optimistic that we have the right process and the right products to help meet your financial needs. We appreciate your investment in AXA Rosenberg Funds and look forward to another disciplined and rewarding year.

                                         Sincerely,

                                         /s/ Edward H. Lyman
                                         Edward H. Lyman
                                         President
                                         AXA Rosenberg Mutual Funds

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions

[PERFORMANCE GRAPH]

                                                                  AXA ROSENBERG U.S. SMALL
                                                                    CAPITALIZATION FUND                 RUSSELL 2000 INDEX
                                                                  ------------------------              ------------------
3/31/1993                                                                  1.0000                             1.0000
3/31/1994                                                                  1.1283                             1.1100
3/31/1995                                                                  1.2662                             1.1711
3/31/1996                                                                  1.7181                             1.5114
3/31/1997                                                                  2.0537                             1.5885
3/31/1998                                                                  2.9768                             2.2559
3/31/1999                                                                  2.3648                             1.8892
3/31/2000                                                                  3.1063                             2.5938
3/31/2001                                                                  3.0670                             2.1962
3/31/2002                                                                  3.8006                             2.5033
3/31/2003                                                                  3.1507                             1.8282

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                              SINCE       SINCE       SINCE
                                  LAST       LAST       LAST       LAST     INCEPTION   INCEPTION   INCEPTION
U.S. SMALL CAPITALIZATION        1 YEAR    3 YEARS    5 YEARS    10 YEARS   (2/22/89)   (1/21/97)   (10/22/96)
-------------------------       --------   --------   --------   --------   ---------   ---------   ----------
Institutional Shares
  (USCIX).....................   -17.10%      0.47%      1.14%     12.16%     12.14%
Adviser Shares (LIFUX)........   -17.35%      0.23%      0.91%                             6.33%
Investor Shares (BRSCX).......   -17.42%      0.15%      0.85%                                          7.67%
Russell 2000 Index(1).........   -26.97%    -11.00%     -4.12%      6.22%      7.88%       0.89%        2.19%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Adviser Shares and Investor Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Adviser Shares and Investor Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     For the year ended March 31, 2003, amidst a continued declining equity market, the Fund strongly outperformed its Russell 2000 Index benchmark. While investors struggled with increasing economic and geopolitical uncertainty, sluggish corporate earnings growth, and a seemingly endless flow of accounting scandals, they continued to favor stocks with compellingly priced fundamentals and future earnings prospects. This focus, which has been a feature of the market environment for much of the past 3 years, was a favorable one for the Manager's strategy.

     Value stocks remained the favored style group within the small cap sector for the year, but the group's advantage over small cap growth stocks continued to narrow. In fact, growth stocks led the market during the past 6 months. Thus, the Fund's modest value bias provided a positive boost to relative performance, although the impact was smaller than in the prior two years. The Fund's performance was also helped by its lower than benchmark beta, and its tendency to hold stocks with strong trailing price performance.

     The relatively small active industry exposure of the Fund had little overall impact on the performance of the Fund compared to the Russell 2000 Index. The Fund remained underweight in technology and telecom companies which continued to help performance. This benefit was offset by overweighting the weakening retail and building materials sectors.

     Much of the Fund's outperformance was attributable to the independent effect of stock selection rather than the aggregate influence of risk factor and industry exposures. Stock selection was especially strong among drug stocks and within the retail and software sectors. The Fund's success in stock selection is not surprising given the market environment where investors continued to reward companies with attractively priced earnings prospects.

     Total returns for the Institutional Shares represents the historical performance for the Rosenberg Series Trust Small Capitalization Fund, which was launched in February 1989, until it was converted to the Barr Rosenberg U.S. Small Capitalization Fund on August 5, 1996.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for the Adviser Shares is $100,000. The minimum investment for Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

(1) The Russell 2000 Index is the benchmark for the AXA Rosenberg U.S. Small Capitalization Fund. It is an unmanaged index of approximately 2,000 small capitalization companies with market capitalization up to $2.5 billion.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS -- 96.5%
               AIRLINES -- 0.4%
     18,200    Airborne, Inc. ............  $    356,902
     11,100    AirNet Systems, Inc.*......        25,419
    345,300    AirTran Holdings, Inc.*....     2,323,869
     17,600    Mesaba Holdings, Inc.*.....        99,088
      1,300    Offshore Logistics,
                 Inc.*....................        23,465
                                            ------------
                                               2,828,743
                                            ------------
               AUTOS -- 0.1%
     47,960    Edelbrock Corp.*...........       477,202
     39,500    R&B, Inc.*.................       383,150
      1,900    Spartan Motors, Inc. ......        16,644
     18,000    Transpro, Inc.*............        73,800
                                            ------------
                                                 950,796
                                            ------------
               BANKS -- 12.1%
     47,120    1st Source Corp. ..........       603,136
        102    Abigail Adams National
                 Bancorp, Inc. ...........         1,489
      7,500    ACE Cash Express, Inc.*....        69,150
    198,100    Advanta Corp., Class A.....     1,353,023
      5,378    Ameriana Bancorp...........        67,225
          5    American Banknote Corp.*...             1
      5,170    American Business Financial
                 Services, Inc. ..........        57,387
     30,900    ASTA Funding, Inc.*........       531,789
    124,200    BankUnited Financial Corp.,
                 Class A*.................     2,192,130
      5,300    Berkshire Bancorp, Inc. ...       171,031
     11,300    BNCCORP, Inc.*.............       125,430
     37,740    BostonFed Bancorp, Inc. ...       862,736
     85,536    BSB Bancorp, Inc. .........     1,853,651
      6,930    Business Bancorp...........       114,345
         93    BWC Financial Corp.*.......         1,628
      3,990    California Independent
                 Bancorp..................       107,132
      1,135    Capital Bank Corp. ........        15,209
         16    Capital Corp. of the
                 West*....................           393
     19,400    Capital Trust, Class A.....       111,550
     22,600    Carver Bancorp, Inc. ......       316,400
     13,200    Cascade Financial Corp. ...       151,800
     16,830    CB Bancshares, Inc. .......       820,967
     21,000    CFS Bancorp, Inc. .........       287,910
        210    Chemical Financial
                 Corp. ...................         5,571
      3,700    City Holding Co. ..........       101,232
      3,500    CNB Florida Bancshares,
                 Inc. ....................        63,000
     45,000    Colonial BancGroup,
                 Inc. ....................       506,250
      3,500    Colony Bankcorp, Inc. .....        61,495
     18,326    Columbia Banking System,
                 Inc.*....................       251,983
    280,800    Commercial Federal
                 Corp. ...................     6,098,975
      4,500    Community Bank System,
                 Inc. ....................       141,435
      2,800    Community Financial
                 Corp. ...................        43,400
      2,500    Community West
                 Bancshares*..............        12,975
    122,129    CompuCredit Corp.*.........       766,970
      4,300    Corus Bankshares, Inc. ....       171,613
     29,300    Cowlitz Bancorp*...........       203,342
      8,000    CPB, Inc. .................       203,600
     23,300    Crescent Banking Co. ......       397,265
      4,200    Dearborn Bancorp, Inc.*....        70,476
      9,790    Desert Community Bank......       289,784

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     28,700    DVI, Inc.*.................  $    245,385
      2,400    ECB Bancorp, Inc. .........        46,200
      2,500    EFC Bancorp, Inc. .........        47,750
      8,364    Elmira Savings Bank, FSB...       215,373
      1,700    Evertrust Financial Group,
                 Inc. ....................        40,732
     21,600    FFLC Bancorp, Inc. ........       550,800
      8,300    FFW Corp. .................       144,835
     12,450    Fidelity Bancorp, Inc. ....       368,769
     49,300    Fidelity National Corp. ...       463,420
        600    First Bancorp of Indiana,
                 Inc. ....................         9,642
     14,700    First Bancshares, Inc. ....       210,945
     45,200    First Citizens BancShares,
                 Inc., Class A............     4,252,868
      7,300    First Federal Bancorp,
                 Inc. ....................        55,407
      2,700    First Federal Bankshares,
                 Inc. ....................        41,256
      9,300    First Kansas Financial
                 Corp. ...................       149,637
      2,000    First Midwest Financial,
                 Inc. ....................        32,740
      9,900    First Mutual Bancorp,
                 Inc. ....................       164,835
        500    First Oak Brook Bancshares,
                 Inc. ....................        15,195
      4,000    First Regional Bancorp*....        61,000
      1,000    FirstFed America Bancorp,
                 Inc. ....................        28,000
      2,100    FirstFed Bancorp, Inc. ....        13,188
     49,200    FirstFed Financial
                 Corp.*...................     1,485,348
     24,000    Flagstar Bancorp, Inc. ....       632,880
     22,100    Florida Banks, Inc.*.......       209,729
      7,000    FMS Financial Corp. .......       101,500
     15,700    FSF Financial Corp. .......       378,370
        550    Gateway Financial Holdings,
                 Inc.*....................         4,923
    122,100    Gold Banc Corp., Inc. .....       978,021
      9,700    Grand Central Financial
                 Corp. ...................       106,991
      8,749    Greater Atlantic Financial
                 Corp.*...................        65,005
        400    GS Financial Corp. ........         7,424
      2,100    Guaranty Financial
                 Corp. ...................        28,140
     27,300    Habersham Bancorp..........       479,115
        300    Harrodsburg First Financial
                 Bancorp, Inc. ...........         4,515
      2,800    Hawthorne Financial
                 Corp.*...................        82,768
      1,800    Hemlock Federal Financial
                 Corp. ...................        49,500
     10,500    Hingham Institution for
                 Savings..................       335,475
      1,100    HMN Financial, Inc. .......        17,655
      2,682    Horizon Bancorp............        74,828
     32,300    HPSC, Inc.*................       226,746
      6,600    Hudson River Bancorp,
                 Inc. ....................       151,668
     86,040    Humboldt Bancorp...........     1,097,870
      7,000    Iberiabank Corp. ..........       284,900
      9,020    Independence Federal
                 Savings Bank*............       112,930
     38,424    Integra Bank Corp. ........       658,972
     37,249    InterCept, Inc.*...........       153,093
     11,512    International Bancshares
                 Corp. ...................       446,781
     27,200    Intervest Bancshares
                 Corp.*...................       302,464
    146,100    Irwin Financial Corp. .....     2,847,489
     30,000    ITLA Capital Corp.*........       991,500
     13,300    Jacksonville Bancorp,
                 Inc. ....................       361,095
      3,900    Kankakee Bancorp, Inc. ....       144,300
      4,100    Klamath First Bancorp,
                 Inc. ....................        70,192

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      4,900    Local Financial Corp.*.....  $     70,658
      3,500    Long Island Financial
                 Corp. ...................        95,375
        100    LSB Financial Corp. .......         2,144
     10,100    MAF Bancorp, Inc. .........       339,865
      3,621    Mahaska Investment Co. ....        59,276
     12,799    Massbank Corp. ............       352,228
        200    Mayflower Co-operative
                 Bank.....................         3,228
     14,000    MB Financial, Inc. ........       501,200
      3,300    MFB Corp. .................        74,514
      1,324    Midwest Banc Holding,
                 Inc. ....................        24,123
      2,700    Monterey Bay Bancorp,
                 Inc.*....................        52,704
      1,500    Mystic Financial, Inc. ....        26,745
     21,600    Nara Bancorp, Inc. ........       274,968
    154,300    New Century Financial
                 Corp. ...................     4,811,227
      5,400    New Hampshire Thrift
                 Bancshares, Inc. ........       110,268
      9,100    North Valley Bancorp.......       185,458
      3,300    Northeast Indiana Bancorp,
                 Inc. ....................        51,183
     15,600    Northway Financial,
                 Inc. ....................       450,996
      8,900    Onyx Acceptance Corp.*.....        33,019
      3,300    Oregon Trail Financial
                 Corp. ...................        75,900
      1,600    Pacific Mercantile
                 Bancorp*.................        12,320
     12,000    Park Bancorp, Inc. ........       304,440
      2,200    Parkvale Financial
                 Corp. ...................        48,400
      3,500    Patriot Bank Corp. ........        60,690
     14,800    Patriot National Bancorp,
                 Inc. ....................       137,048
     16,300    Pelican Financial, Inc. ...        95,355
      5,600    Peoples BancTrust Co.,
                 Inc. ....................        82,936
      1,600    Peoples Community
                 Bancorp*.................        33,408
     48,500    PFF Bancorp, Inc. .........     1,556,365
      3,200    Pittsburgh Financial
                 Corp. ...................        42,080
        500    Pointe Financial Corp. ....         7,565
     27,297    Progress Financial
                 Corp. ...................       352,623
     11,600    Provident Bankshares
                 Corp. ...................       267,728
      2,550    Provident Financial
                 Holdings, Inc. ..........        72,114
     37,600    PSB Bancorp, Inc.*.........       253,800
      5,500    QCR Holdings, Inc. ........        98,670
     31,375    Quaker City Bancorp,
                 Inc.*....................     1,064,868
    137,200    R & G Financial Corp.,
                 Class B..................     3,018,400
    137,400    Riggs National Corp. ......     1,971,690
        800    Saxon Capital, Inc.*.......        10,648
      2,100    Sierra Bancorp.............        28,287
      9,700    SNB Bancshares, Inc. ......       276,838
     23,400    South Financial Group,
                 Inc. ....................       506,610
      7,200    Southern Missouri Bancorp,
                 Inc. ....................       172,800
     19,410    Southside Bancshares,
                 Inc. ....................       312,501
      3,150    Southwest Bancorp, Inc. ...        71,820
        600    StateFed Financial
                 Corp. ...................         6,720
    316,800    Staten Island Bancorp,
                 Inc. ....................     4,726,656
     47,916    Sterling Financial
                 Corp.*...................     1,016,778
     27,076    Superior Financial
                 Corp. ...................       500,635
     12,100    Team Financial, Inc. ......       120,879
      3,900    Teche Holding Co. .........       116,220
     12,900    TF Financial Corp. ........       319,275
      5,600    The Banc Corp. ............        27,832

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
        200    Thistle Group Holdings
                 Co. .....................  $      2,700
     19,600    Timberland Bancorp,
                 Inc. ....................       370,636
      3,600    Trust Co. of New Jersey....        98,352
     17,100    UCBH Holdings, Inc. .......       752,058
     93,786    UMB Financial Corp. .......     3,441,946
        400    UnionBancorp, Inc. ........         6,668
     10,000    United Bancshares, Inc. ...       141,200
        880    United Financial Corp. ....        21,120
     18,585    Unity Bancorp, Inc.*.......       148,494
      1,300    Vestin Group, Inc. ........         7,670
      7,200    W Holding Company, Inc. ...       132,192
     24,772    Wainwright Bank & Trust
                 Co. .....................       237,316
      5,390    Washington Banking Co. ....        71,202
     21,800    Washington Federal,
                 Inc. ....................       459,108
    174,600    Waypoint Financial
                 Corp. ...................     3,013,596
      9,700    Wells Financial Corp. .....       221,160
    110,000    Westcorp...................     2,042,700
     74,462    WFS Financial, Inc.*.......     1,440,095
      3,600    Woronoco Bancorp, Inc. ....        75,960
     12,400    WSFS Financial Corp. ......       391,840
      2,800    Yardville National
                 Bancorp..................        47,628
                                            ------------
                                              77,668,761
                                            ------------
               BIOTECHNOLOGY -- 0.0%
      1,400    Nabi Biopharmaceuticals*...         8,400
                                            ------------
               BUILDING -- 2.3%
      4,806    Anthony & Sylvan Pools
                 Corp.*...................        11,294
     31,388    Beazer Homes USA, Inc.*....     1,845,928
     23,800    Coachmen Industries,
                 Inc. ....................       261,800
     26,625    Dominion Homes, Inc.*......       362,100
     94,200    Hovnanian Enterprises,
                 Inc., Class A*...........     3,254,610
     65,000    KB HOME....................     2,954,250
     15,500    Matrix Service Co.*........       163,215
     90,500    Orleans Homebuilders,
                 Inc.*....................       643,455
     86,600    Ryland Group, Inc. ........     3,740,254
     49,700    Skyline Corp. .............     1,297,170
     37,300    Technical Olympic USA,
                 Inc.*....................       628,505
                                            ------------
                                              15,162,581
                                            ------------
               CELLULAR -- 0.2%
     56,365    Boston Communications
                 Group, Inc.*.............       882,676
     14,200    U.S. Cellular Corp.*.......       335,262
                                            ------------
                                               1,217,938
                                            ------------
               CHEMICALS -- 2.4%
     72,200    A. Schulman, Inc. .........     1,049,066
     48,800    American Pacific Corp.*....       392,352
     26,624    American Vanguard Corp. ...       665,334
     38,600    Bairnco Corp. .............       196,860
     82,100    Bandag, Inc. ..............     2,618,169
     16,900    Cytec Industries, Inc.*....       470,665
    111,120    Esterline Technologies
                 Corp.*...................     1,879,039
     23,200    H.B. Fuller Co. ...........       536,384
    210,300    MacDermid, Inc. ...........     4,300,635
     42,800    Octel Corp. ...............       620,172

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
     16,900    Pacer Technology*..........  $     68,445
     11,900    Stepan Co. ................       274,176
     73,700    USEC, Inc. ................       405,350
    260,100    Wellman, Inc. .............     2,426,733
                                            ------------
                                              15,903,380
                                            ------------
               CONSTRUCTION
                 MATERIALS -- 0.5%
     32,600    Ameron International
                 Corp. ...................     1,949,480
     11,600    Centex Construction
                 Products, Inc. ..........       417,600
     14,600    Continental Materials
                 Corp.*...................       386,170
      5,999    Oglebay Norton Co.*........        17,997
     26,700    Rock of Ages Corp. ........       154,593
                                            ------------
                                               2,925,840
                                            ------------
               DEFENSE -- 0.8%
     20,200    Allied Defense Group,
                 Inc.*....................       322,190
     48,500    Cubic Corp. ...............       791,520
    185,160    Griffon Corp.*.............     2,388,564
        800    Kreisler Manufacturing
                 Corp.*...................         4,400
     30,500    Lowrance Electronics,
                 Inc.*....................       174,155
     26,849    Pemco Aviation Group,
                 Inc.*....................       657,532
     62,880    Todd Shipyards Corp.*......       817,440
                                            ------------
                                               5,155,801
                                            ------------
               DRUGS -- 2.1%
     83,200    BioSource International,
                 Inc.*....................       499,200
     84,300    E-Z-EM, Inc.*..............       788,205
     32,299    Genencor International,
                 Inc.*....................       327,835
     14,185    Hi-Tech Pharmacal Co.,
                 Inc.*....................       305,687
     84,900    Immucor, Inc.*.............     1,859,310
    220,710    Medical Co.*...............     4,114,034
     29,900    Meridian Bioscience,
                 Inc. ....................       234,416
      7,392    Nature's Sunshine Products,
                 Inc. ....................        64,828
     94,525    NBTY, Inc.*................     1,792,194
     45,700    Nutraceutical International
                 Corp.*...................       355,089
    293,036    Perrigo Co. ...............     3,481,268
      7,900    SeraCare Life Sciences,
                 Inc.*....................        26,781
                                            ------------
                                              13,848,847
                                            ------------
               DURABLES -- 0.2%
     19,700    Arctic Cat, Inc. ..........       307,517
     70,301    Huffy Corp.*...............       345,881
     32,100    Thor Industries, Inc. .....       803,463
                                            ------------
                                               1,456,861
                                            ------------
               ELECTRIC UTILITIES -- 0.1%
     42,800    Central Vermont Public
                 Service Corp. ...........       736,160
      2,600    Green Mountain Power
                 Corp. ...................        52,546
                                            ------------
                                                 788,706
               FINANCIAL
                 INVESTMENTS -- 1.0%
     96,500    Aaron Rents, Inc. .........     1,966,670
     49,900    California First National
                 Bancorp..................       508,980
     55,300    Choice Hotels
                 International, Inc.*.....     1,348,214
     60,500    G-III Apparel Group
                 Ltd.*....................       366,025
     66,700    Midas, Inc.*...............       486,910

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL INVESTMENTS
                 (CONTINUED)
     18,500    Municipal Mortgage & Equity
                 L.L.C....................  $    439,930
      1,800    Pico Holdings, Inc.*.......        22,392
        700    PRG-Schultz International,
                 Inc.*....................         5,047
    104,700    Superior Energy Services,
                 Inc.*....................       895,185
     74,400    TechTeam Global, Inc.*.....       449,376
     46,400    Willis Lease Finance
                 Corp.*...................       263,088
                                            ------------
                                               6,751,817
                                            ------------
               FOOD -- 1.7%
     21,900    Andersons, Inc. ...........       280,101
     73,200    Corn Products
                 International, Inc. .....     2,134,512
      4,800    Farmer Brothers Co. .......     1,473,792
    131,300    Flowers Foods, Inc. .......     3,596,307
      1,700    Glacier Water Services,
                 Inc.*....................        29,733
     40,100    J & J Snack Foods Corp.*...     1,215,832
     67,300    John B. Sanfilippo & Son,
                 Inc.*....................       965,755
     12,760    Lance, Inc. ...............       102,590
      1,900    National Beverage Corp.*...        26,543
     48,004    Penford Corp. .............       574,608
      4,400    Seaboard Corp. ............       888,800
        400    Sherwood Brands, Inc.,
                 Class A*.................           748
        400    Zapata Corp.*..............        15,308
                                            ------------
                                              11,304,629
                                            ------------
               HEALTH -- 1.3%
     74,800    American Medical Security
                 Group, Inc.*.............       990,352
     45,300    Curative Health Services,
                 Inc.*....................       773,724
      2,576    National Healthcare
                 Corp.*...................        47,527
     42,356    National Home Health Care
                 Corp.*...................       383,322
     14,585    PacifiCare Health Systems,
                 Inc.*....................       352,082
     36,500    Sierra Health Services,
                 Inc.*....................       470,850
    575,009    US Oncology, Inc.*.........     4,082,564
     95,400    VCA Antech, Inc.*..........     1,475,838
                                            ------------
                                               8,576,259
                                            ------------
               HOUSEHOLD -- 4.6%
    177,300    Acuity Brands, Inc. .......     2,384,685
     18,200    American Biltrite, Inc. ...       137,410
     14,300    American Locker Group,
                 Inc.*....................       171,600
    120,900    Applica, Inc.*.............       591,201
     56,300    Bassett Furniture
                 Industries, Inc. ........       591,150
     16,400    Brass Eagle, Inc.*.........       122,672
     26,800    Bush Industries, Inc. .....        43,684
    131,948    Central Garden & Pet
                 Co.*.....................     2,855,355
      5,000    Chase Corp. ...............        47,750
     11,600    Chromcraft Revington,
                 Inc.*....................       149,060
     26,300    Cross (A.T.) Co., Class
                 A*.......................       125,188
      1,950    Deswell Industries,
                 Inc. ....................        31,590
        300    Escalade, Inc.*............         4,101
      9,500    Flexsteel Industries,
                 Inc. ....................       127,775
    132,450    Fossil, Inc.*..............     2,280,789
     65,200    Genlyte Group, Inc.*.......     2,156,164
    107,200    Helen of Troy Ltd.*........     1,404,320

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               HOUSEHOLD (CONTINUED)
     89,973    Jakks Pacific, Inc.*.......  $    932,120
     33,650    Johnson Outdoors, Inc.
                 Class A*.................       299,485
      2,102    Juno Lighting, Inc.*.......        24,488
     13,300    K2, Inc.*..................       102,676
    213,500    Kimball International,
                 Inc., Class B............     2,978,539
      1,490    Knape & Vogt Manufacturing
                 Co. .....................        16,479
    198,600    La-Z-Boy, Inc. ............     3,431,808
     18,200    Mity Enterprises, Inc.*....       200,564
     58,300    Movado Group, Inc. ........     1,107,700
      7,100    Ohio Art Co. ..............        98,335
     14,700    Patrick Industries,
                 Inc. ....................        96,285
     71,400    Russ Berrie & Co., Inc. ...     2,284,800
      2,800    Summa Industries*..........        23,240
    200,200    Tredegar Industries
                 Corp. ...................     2,392,390
    120,800    West Pharmaceutical
                 Services, Inc. ..........     2,367,680
                                            ------------
                                              29,581,083
                                            ------------
               INSTRUMENTS -- 5.6%
      1,200    Ade Corp.*.................         7,140
        300    Astro-Med, Inc. ...........           966
     11,700    Atrion Corp.*..............       267,345
      2,400    Badger Meter, Inc. ........        73,776
      2,700    Bio-Logic Systems Corp.*...        12,555
     86,400    Bio-Rad Laboratories, Inc.,
                 Class A*.................     3,088,800
    107,300    Biosite, Inc.*.............     4,121,393
      8,300    Candela Corp.*.............        71,214
     23,600    Checkpoint Systems,
                 Inc.*....................       232,224
     22,370    Compex Technologies,
                 Inc.*....................        59,281
    129,100    Conmed Corp.*..............     2,118,531
     41,000    Cyberonics, Inc.*..........       876,990
     99,800    Datascope Corp. ...........     2,702,584
        500    Inamed Corp.*..............        17,885
    183,500    Invacare Corp. ............     5,778,415
    106,732    InVision Technologies,
                 Inc.*....................     2,398,268
     29,402    Invivo Corp.*..............       395,751
     12,100    Isco, Inc. ................        85,910
     26,100    K-Tron International,
                 Inc.*....................       412,902
     18,900    Kewaunee Scientific
                 Corp. ...................       154,980
     38,650    Medstone International,
                 Inc.*....................       114,404
    189,500    Mentor Corp. ..............     3,242,345
      1,400    Mesa Laboratories, Inc.*...         8,610
     68,400    Mine Safety Appliances
                 Co. .....................     2,435,040
      5,000    MTS Systems Corp. .........        54,000
     32,000    Napco Security Systems,
                 Inc.*....................       282,880
     48,819    New Brunswick Scientific
                 Co., Inc.*...............       243,607
      5,200    O.I. Corp.*................        18,720
     10,000    Raven Industries, Inc. ....       167,200
     34,314    Respironics, Inc.*.........     1,179,406
    103,800    Sola International,
                 Inc.*....................     1,282,968
     27,300    Span-America Medical
                 Systems, Inc. ...........       224,133
    101,234    Trimble Navigation Ltd.*...     1,917,372

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               INSTRUMENTS (CONTINUED)
     47,200    Utah Medical Products,
                 Inc.*....................  $    858,662
     48,074    Vital Signs, Inc. .........     1,276,365
        200    X-Rite, Inc. ..............         1,682
     10,000    Zoll Medical Corp.*........       408,600
                                            ------------
                                              36,592,904
                                            ------------
               INSURANCE -- 3.5%
     63,900    American Financial Group,
                 Inc. ....................     1,268,415
      8,500    American Physicians
                 Capital, Inc.*...........       180,200
      2,500    Bancinsurance Corp.*.......        12,375
     17,500    Crawford & Co., Class B....        72,625
     35,500    Delphi Financial Group,
                 Inc., Class A............     1,390,890
     44,700    FBL Financial Group, Inc.,
                 Class A..................       882,825
     63,300    Financial Industries
                 Corp. ...................       914,052
     83,400    FPIC Insurance Group,
                 Inc.*....................       619,662
     38,500    Great American Financial
                 Resources, Inc. .........       583,660
        400    Horace Mann Educators
                 Corp. ...................         5,248
     15,810    Independence Holding
                 Co. .....................       304,026
     51,930    Kansas City Life Insurance
                 Co. .....................     2,219,488
    101,700    LandAmerica Financial
                 Group, Inc. .............     4,042,575
    145,100    Max Re Capital Ltd. .......     1,828,260
     24,024    Midland Co. ...............       430,030
     17,600    National Security Group,
                 Inc. ....................       249,392
     14,500    National Western Life
                 Insurance Co., Class
                 A*.......................     1,357,345
      3,400    Nymagic, Inc. .............        65,790
     32,100    ProAssurance Corp.*........       754,992
     68,600    Pxre Group Ltd. ...........     1,472,842
      5,000    RLI Corp. .................       134,350
     43,600    Selective Insurance Group,
                 Inc. ....................     1,069,944
    115,100    Stewart Information
                 Services Corp.*..........     2,671,471
        200    United Fire & Casualty
                 Co. .....................         5,960
                                            ------------
                                              22,536,417
                                            ------------
               IT HARDWARE -- 4.1%
      3,500    Allen Organ Co., Class B...       130,375
     12,300    Amtech Systems, Inc.*......        36,285
    134,141    Artisan Components,
                 Inc.*....................     2,167,853
    185,400    Benchmark Electronics,
                 Inc.*....................     5,252,382
     51,000    Cobra Electronics Co.*.....       307,020
     19,995    Comtech Telecommunications
                 Corp.*...................       259,935
    125,113    Daktronics, Inc.*..........     1,945,507
     51,607    Diodes, Inc.*..............       541,874
     91,500    EMS Technologies, Inc.*....     1,277,340
      8,800    Espey Mfg. & Electronics
                 Corp. ...................       154,000
    105,506    Hutchinson Technology,
                 Inc.*....................     2,608,108
    171,900    Imation Corp.*.............     6,398,118
    178,823    MEMC Electronic Materials,
                 Inc.*....................     2,011,759
      6,700    Merrimac Industries,
                 Inc.*....................        25,460

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               IT HARDWARE (CONTINUED)
     63,640    Methode Electronics, Inc.,
                 Class A..................  $    515,484
         90    NetScreen Technologies,
                 Inc.*....................         1,510
     21,000    Nortech Systems, Inc.*.....       149,100
      4,900    Peak International Ltd.*...        17,640
     72,345    Sparton Corp.*.............       573,696
    123,192    Standard Microsystems
                 Corp.*...................     1,871,286
     27,067    Video Display Corp.*.......       178,642
                                            ------------
                                              26,423,374
                                            ------------
               LIQUOR & TOBACCO -- 0.3%
     84,238    Robert Mondavi Corp., Class
                 A*.......................     1,688,972
      2,400    Standard Commercial
                 Corp. ...................        37,656
      7,400    Todhunter International,
                 Inc.*....................        75,036
                                            ------------
                                               1,801,664
                                            ------------
               MACHINERY -- 6.1%
     54,800    Ampco-Pittsburgh Corp. ....       711,304
        933    BHA Group Holdings,
                 Inc. ....................        20,526
     35,700    Butler Manufacturing
                 Co. .....................       585,480
     88,474    Cascade Corp. .............     1,274,026
      6,600    Chicago Rivet & Machine
                 Co. .....................       163,020
    129,100    Cummins, Inc. .............     3,175,860
      8,400    Federal Screw Works........       353,220
     39,200    Gehl Co.*..................       332,808
      2,800    Graham Corp. ..............        20,860
     89,200    Hardinge, Inc. ............       611,020
      2,900    Interlott Technologies,
                 Inc.*....................        25,520
     17,000    International Aluminum
                 Corp. ...................       308,550
    216,200    Kaydon Corp. ..............     4,068,884
     19,100    Key Technology, Inc.*......       109,825
    321,500    Lennox International,
                 Inc. ....................     4,629,599
     90,300    Lifetime Hoan Corp. .......       569,793
    110,107    Lincoln Electric Holdings,
                 Inc. ....................     1,988,532
     52,600    Material Sciences Corp.*...       529,682
      3,300    Mestek, Inc.*..............        60,357
     75,000    Middleby Corp.*............       823,500
     12,000    Minuteman International,
                 Inc. ....................        96,720
      7,500    NCI Building Systems,
                 Inc.*....................       116,325
     12,473    P & F Industries, Inc.*....        83,195
     26,100    Peerless Mfg., Co.*........       219,240
      2,488    Q.E.P. Co., Inc.*..........        17,043
     17,000    Regal-Beloit Corp. ........       260,270
     44,673    Rofin-Sinar Technologies,
                 Inc.*....................       494,977
     30,700    Sauer-Danfoss, Inc. .......       243,758
     18,800    SL Industries, Inc.*.......       110,732
    111,634    SPS Technologies, Inc.*....     2,723,870
     39,336    Standard Motor Products,
                 Inc. ....................       436,630
     80,200    Standex International
                 Corp. ...................     1,527,810
      4,200    TB Wood's Corp. ...........        18,858
     99,412    Tecumseh Products Co.,
                 Class B..................     3,887,009
    133,300    Timken Co. ................     2,082,146
     87,900    Toro Co. ..................     6,157,394
      4,300    Twin Disc, Inc. ...........        49,020
     10,200    Water Pik Technologies,
                 Inc.*....................        71,400

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
     12,648    Woodward Governor Co. .....  $    442,554
                                            ------------
                                              39,401,317
                                            ------------
               MEDIA -- 2.6%
      3,300    American Greetings Corp.,
                 Class A*.................        43,230
     77,500    Banta Corp. ...............     2,284,700
    255,400    Bowne & Co., Inc. .........     2,554,000
      8,489    Cadmus Communications
                 Corp. ...................        67,912
         75    Courier Corp. .............         3,695
      2,500    Daily Journal Corp.*.......        59,500
     46,400    Equity Marketing, Inc.*....       607,840
      1,000    Golden Telecom, Inc.*......        14,900
      4,903    Grey Global Group, Inc. ...     3,025,102
    179,600    Lin TV Corp., Class A*.....     3,683,596
     83,400    Media General, Inc., Class
                 A........................     4,106,616
     20,600    Outlook Group Corp. .......       100,116
     60,900    Thomas Nelson, Inc.*.......       518,259
     10,900    Tufco Technologies,
                 Inc.*....................        68,997
                                            ------------
                                              17,138,463
                                            ------------
               METALS -- 1.5%
    152,100    Amcol International
                 Corp. ...................       863,928
      2,300    Commercial Metals Co. .....        32,085
      6,100    Gibraltar Steel Corp. .....       113,704
     92,800    Jarden Corp.*..............     2,412,800
     24,000    L.B. Foster Co., Class
                 A*.......................        92,400
      9,610    Layne Christensen Co.*.....        81,397
     15,820    Olympic Steel, Inc.*.......        56,161
     55,330    Quanex Corp. ..............     1,753,961
      6,500    RTI International Metals,
                 Inc.*....................        63,700
    105,800    Southern Peru Copper
                 Corp. ...................     1,544,680
    226,300    Steel Dynamics, Inc.*......     2,636,395
                                            ------------
                                               9,651,211
                                            ------------
               MISCELLANEOUS FINANCIAL --
                 0.1%
     54,500    Maxcor Financial Group,
                 Inc.*....................       376,050
      1,100    Stifel Financial Corp. ....        12,936
                                            ------------
                                                 388,986
                                            ------------
               OFFICE MACHINERY -- 1.7%
    139,900    Avid Technology, Inc.*.....     3,097,386
     33,900    Ciprico, Inc.*.............       141,702
    341,500    Iomega Corp.*..............     3,790,650
     14,900    Metrologic Instruments,
                 Inc.*....................       158,387
     72,900    Nam Tai Electronics,
                 Inc. ....................     1,834,164
     36,500    PAR Technology Corp.*......       178,850
     30,700    Printronix, Inc.*..........       297,790
     56,700    Storage Technology
                 Corp.*...................     1,146,474
     43,256    Stratasys, Inc.*...........       566,654
        500    TransAct Technologies,
                 Inc.*....................         2,700
                                            ------------
                                              11,214,757
                                            ------------
               OIL -- 3.1%
      3,400    Barnwell Industries,
                 Inc.*....................        75,650
      3,158    Brigham Exploration Co.*...        14,937
      7,700    Callon Petroleum Co.*......        32,802

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               OIL (CONTINUED)
      7,100    Carrizo Oil & Gas, Inc.*...  $     32,660
     40,429    Castle Energy Corp. .......       145,544
     10,694    Clayton Williams Energy,
                 Inc.*....................       115,602
        100    Comstock Resources,
                 Inc.*....................         1,010
    139,700    Denbury Resources, Inc.*...     1,512,951
     16,500    Dominion Resources Black
                 Warrior Trust............       366,465
     88,300    Encore Acquisition Co.*....     1,629,135
     89,000    Energy Partners Ltd.*......       907,800
     27,700    Evergreen Resources,
                 Inc.*....................     1,255,087
      6,500    Forest Oil Corp.*..........       144,950
     41,400    Greka Energy Corp.*........       157,320
    120,050    Patina Oil & Gas Corp. ....     3,949,646
     66,500    Penn Virginia Corp. .......     2,553,600
     34,900    PetroCorp, Inc.*...........       381,108
      6,600    Prime Energy, Inc.*........        53,526
        100    Range Resources Corp.*.....           571
    182,700    Remington Oil & Gas
                 Corp.*...................     3,111,381
     31,000    Stone Energy Corp.*........     1,040,980
    291,300    Vintage Petroleum, Inc. ...     2,767,350
                                            ------------
                                              20,250,075
                                            ------------
               OIL DISTRIBUTION -- 0.3%
      1,500    Adams Resources & Energy,
                 Inc. ....................         8,205
     42,500    Frontier Oil Corp. ........       726,750
      1,600    Petroleum Development
                 Corp.*...................        10,080
     14,856    Quaker Chemical Corp. .....       303,062
    160,400    TransMontaigne, Inc.*......       675,284
                                            ------------
                                               1,723,381
                                            ------------
               OIL SERVICES -- 0.8%
     15,600    Gulf Island Fabrication,
                 Inc.*....................       272,688
      8,500    Lufkin Industries, Inc. ...       162,775
     42,100    NATCO Group, Inc., Class
                 A*.......................       237,865
      3,600    Oceaneering International,
                 Inc.*....................        78,660
    181,800    Oil States International,
                 Inc.*....................     2,181,600
    151,500    Resource America, Inc.,
                 Class A..................     1,205,940
    111,100    Torch Offshore, Inc.*......       561,055
     81,400    Veritas DGC, Inc.*.........       541,310
                                            ------------
                                               5,241,893
                                            ------------
               OTHER UTILITIES -- 0.8%
        438    Energy West, Inc. .........         3,351
     10,400    Northwest Natural Gas
                 Co. .....................       261,040
    191,700    Oneok, Inc. ...............     3,515,778
     51,100    South Jersey Industries,
                 Inc. ....................     1,612,205
      2,100    Southwest Gas Corp. .......        42,735
        500    Waste Industries USA,
                 Inc.*....................         3,165
                                            ------------
                                               5,438,274
                                            ------------
               PAPER -- 0.9%
        400    Carmel Container Systems
                 Ltd.*....................         1,600
     17,200    CSS Industries, Inc. ......       556,936
      2,000    DSG International Ltd.*....         7,100
    110,600    Glatfelter.................     1,178,996
     30,700    Nashua Corp.*..............       273,230

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               PAPER (CONTINUED)
     11,400    Schweitzer-Mauduit
                 International, Inc. .....  $    256,500
     42,900    Trex Co., Inc.*............     1,384,812
    114,630    Universal Forest Products,
                 Inc. ....................     1,776,765
     29,400    Wausau-Mosinee Paper
                 Corp. ...................       299,880
                                            ------------
                                               5,735,819
                                            ------------
               REAL ESTATE DEVELOPMENT --
                 0.4%
      1,800    American Safety Insurance
                 Group Ltd. ..............        12,510
     41,200    AMREP Corp.*...............       358,028
        300    Dover Investment Corp.,
                 Class A*.................         4,530
      3,200    ILX Resorts, Inc.*.........        25,248
     16,900    J.W. Mays, Inc.*...........       214,292
     18,500    Merry Land Properties,
                 Inc.*....................       240,685
        900    Patriot Transportation
                 Holding, Inc.*...........        20,052
        300    Stratus Properties,
                 Inc.*....................         2,403
     94,050    Tarragon Realty Investors,
                 Inc.*....................     1,325,165
      2,700    United Capital Corp.*......       100,953
                                            ------------
                                               2,303,866
                                            ------------
               REAL ESTATE INVESTMENT
                 TRUSTS -- 6.9%
     11,400    American Community Property
                 Trust*...................        60,420
     65,500    Amli Residential Properties
                 Trust....................     1,378,775
      4,000    Bedford Property Investors,
                 Inc. ....................       104,560
     76,600    Boykin Lodging Co. ........       564,542
    217,900    Brandywine Realty Trust....     4,793,800
    108,600    CBL & Associates
                 Properties, Inc. ........     4,408,074
    145,400    Corporate Office Properties
                 Trust....................     2,166,460
      2,000    ElderTrust*................        13,680
    142,000    Glenborough Realty Trust,
                 Inc. ....................     2,195,320
     40,000    Hanover Capital Mortgage
                 Holdings, Inc. ..........       307,200
        600    Hersha Hospitality Trust...         4,020
     14,900    Highwoods Properties,
                 Inc. ....................       304,556
    118,700    Home Properties of New
                 York, Inc. ..............     3,940,840
     46,900    HRPT Properties Trust......       399,119
    162,600    Innkeepers USA Trust.......     1,056,900
     29,800    Keystone Property Trust....       512,560
    165,100    Koger Equity, Inc. ........     2,526,030
    144,400    Macerich Co. ..............     4,574,592
     81,300    Mid-America Apartment
                 Communities, Inc. .......     1,926,810
     31,200    Middleton Doll Co. ........       131,976
     47,200    Mills Corp. ...............     1,472,640
     97,100    Novastar Financial,
                 Inc. ....................     3,315,965
     17,100    One Liberty Properties,
                 Inc. ....................       280,440
     50,000    Parkway Properties,
                 Inc. ....................     1,884,000
    165,800    Prentiss Properties
                 Trust....................     4,493,180

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT
                 TRUSTS (CONTINUED)
     13,200    Presidential Realty Corp.,
                 Class B..................  $     91,080
     29,500    Senior Housing Properties
                 Trust....................       340,725
     43,900    SL Green Realty Corp. .....     1,341,584
     23,300    Winston Hotels, Inc. ......       154,246
                                            ------------
                                              44,744,094
                                            ------------
               RETAIL -- 5.9%
     36,182    1-800 CONTACTS, Inc.*......       732,686
     20,511    America's Car-Mart,
                 Inc.*....................       250,644
      2,500    AnnTaylor Stores Corp.*....        51,325
        905    Arden Group, Inc., Class
                 A*.......................        47,929
        200    Bestway, Inc.*.............         2,772
     41,100    Blair Corp. ...............       966,261
        800    Boston Beer Co., Inc.,
                 Class A*.................        10,048
     50,666    Brookstone, Inc.*..........       825,856
    165,900    Brown Shoe Co., Inc. ......     4,490,912
    143,000    Burlington Coat Factory
                 Warehouse Corp. .........     2,330,900
     38,100    Cash America International,
                 Inc. ....................       361,188
     32,400    Cato Corp., Class A........       616,896
    158,100    Chico's FAS, Inc.*.........     3,162,000
     49,700    Chronimed, Inc.*...........       447,300
    184,800    Claire's Stores, Inc. .....     4,363,127
      7,450    Coldwater Creek, Inc.*.....        70,701
    128,200    Dress Barn, Inc.*..........     1,724,290
      7,800    Foodarama Supermarkets,
                 Inc.*....................       193,050
     21,950    Fresh Brands, Inc. ........       290,838
     68,915    Friedman's, Inc., Class
                 A........................       661,584
     31,958    Hastings Entertainment,
                 Inc.*....................       131,028
     17,500    Jos. A. Bank Clothiers,
                 Inc.*....................       427,350
    194,700    Linens 'n Things, Inc.*....     3,956,304
    164,200    Longs Drug Stores Corp. ...     2,463,000
     30,600    Overstock.com, Inc.*.......       298,350
     21,000    Pacific Sunwear of
                 California, Inc.*........       427,350
     62,930    PC Connection, Inc.*.......       330,383
      3,380    PETCO Animal Supplies,
                 Inc.*....................        63,713
    174,900    Ruddick Corp. .............     2,151,270
      6,000    Rush Enterprises, Inc.,
                 Class A*.................        22,440
      6,000    Rush Enterprises, Inc.,
                 Class B*.................        22,320
     13,700    S&K Famous Brands, Inc.*...       119,190
    146,500    ShopKo Stores, Inc.*.......     1,706,725
     29,700    Sport Chalet, Inc.*........       199,584
     85,400    Tractor Supply Co.*........     2,819,908
     22,200    Village Super Market,
                 Inc.*....................       505,494
     30,500    Weis Markets, Inc. ........       933,605
                                            ------------
                                              38,178,321
                                            ------------
               SERVICES -- 5.3%
     23,600    Allied Healthcare
                 International, Inc.*.....        94,164
     17,600    Almost Family, Inc.*.......        74,976
        285    Ambassadors Groups,
                 Inc.*....................         3,446
     54,600    Angelica Corp. ............       930,930
    106,800    CDI Corp.*.................     2,488,440

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               SERVICES (CONTINUED)
     14,900    Corinthian Colleges,
                 Inc.*....................  $    588,550
    128,900    Cornell Cos., Inc.*........     1,082,760
      3,900    Ecology & Environment,
                 Inc. ....................        30,615
     17,650    eResearch Technology,
                 Inc.*....................       473,726
     52,600    Exponent, Inc.*............       691,690
     41,269    Factual Data Corp.*........       384,214
     37,255    Fidelity National
                 Information Solutions,
                 Inc.*....................       661,276
     75,100    FTI Consulting, Inc.*......     3,471,121
     40,800    Getty Images, Inc.*........     1,120,368
      3,700    Gevity HR, Inc. ...........        25,715
     74,800    Healthcare Services Group,
                 Inc.*....................       886,754
     41,100    Horizon Health Corp.*......       699,111
      6,100    Imperial Parking Corp.*....       125,355
     63,980    Insignia Financial Group,
                 Inc.*....................       699,941
    120,600    Jones Lang LaSalle,
                 Inc.*....................     1,647,396
     70,604    Kelly Services, Inc. ......     1,519,398
     14,400    Kennedy-Wilson, Inc.*......        47,520
    127,150    Kroll, Inc.*...............     2,722,282
     90,800    Labor Ready, Inc.*.........       517,560
      7,172    Michael Baker Corp.*.......        61,823
      7,700    Monro Muffler Brake,
                 Inc.*....................       161,700
     76,700    Navigant International,
                 Inc.*....................       809,185
    152,100    NCO Group, Inc.*...........     2,205,450
     26,100    Opinion Research Corp.*....       102,573
    172,268    PARXEL International
                 Corp.*...................     2,363,517
     48,600    Pittston Brink's Group.....       673,596
     90,300    Pre-Paid Legal Services,
                 Inc.*....................     1,560,384
      7,200    RCM Technologies, Inc.*....        19,800
      9,500    Schnitzer Steel Industries,
                 Inc., Class A............       230,290
      1,400    Security Capital Corp.,
                 Class A*.................         8,680
     30,701    Security National Financial
                 Corp., Class A*..........       203,239
     90,600    StarTek, Inc.*.............     2,070,210
     65,800    Trover Solutions, Inc.*....       352,030
     60,050    University of Phoenix
                 Online*..................     2,561,133
     17,100    Whitman Education Group,
                 Inc.*....................       232,560
                                            ------------
                                              34,603,478
                                            ------------
               SOAPS & COSMETICS -- 0.1%
     39,200    Cascade International, Inc.
                 (b)*.....................             0
     41,700    CPAC, Inc. ................       211,836
     33,800    Del Laboratories, Inc.*....       635,778
                                            ------------
                                                 847,614
                                            ------------
               SOFTWARE -- 4.5%
    243,285    American Management
                 Systems, Inc.*...........     2,938,883
    112,218    CCC Information Services
                 Group, Inc.*.............     1,815,687
     10,400    CIBER, Inc.*...............        49,504
     69,200    Cognizant Technology
                 Solutions Corp.*.........     4,660,620
     81,886    Concerto Software, Inc.*...       450,373
      7,300    Cray, Inc.*................        48,326
     63,300    Elite Information Group,
                 Inc.*....................       596,413

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
     53,513    FileNet Corp.*.............  $    561,351
      2,400    First Consulting Group,
                 Inc.*....................        15,600
     77,444    Group 1 Software, Inc.*....     1,393,992
    178,398    Hyperion Solutions
                 Corp.*...................     4,326,152
    162,673    IDX Systems Corp.*.........     2,550,875
    269,345    Intergraph Corp.*..........     4,670,442
      9,200    Made2Manage Systems,
                 Inc.*....................        30,820
      8,900    Manatron, Inc.*............        59,630
        905    Pegasus Solutions, Inc.*...        10,136
      1,300    Progress Software Corp.*...        23,335
     83,000    SS&C Technologies, Inc.*...     1,008,450
     27,200    Sybase, Inc.*..............       352,240
      1,500    Syntel, Inc.*..............        28,755
    266,200    Systems & Computer
                 Technology Corp.*........     2,036,430
     69,260    Take-Two Interactive
                 Software*................     1,547,961
     39,000    TSR, Inc.*.................       181,350
                                            ------------
                                              29,357,325
                                            ------------
               TELEPHONE -- 0.1%
     22,400    Atlantic Tele-Network,
                 Inc. ....................       381,920
      1,500    Comarco, Inc.*.............         9,735
      3,000    CT Communications, Inc. ...        28,680
      4,000    D&E Communication, Inc. ...        46,440
      7,500    Hector Communications,
                 Inc.*....................        89,250
        900    Playboy Enterprises, Inc.,
                 Class A*.................         7,200
                                            ------------
                                                 563,225
                                            ------------
               TEXTILES -- 2.7%
     17,440    Albany International Corp.,
                 Class A..................       399,550
      5,872    Ashworth, Inc.*............        37,287
      2,500    Columbia Sportswear*.......        92,925
      6,400    Delta Apparel, Inc. .......       101,120
     25,400    Haggar Corp. ..............       269,748
     39,800    Hampshire Group Ltd.*......       835,800
     48,300    Kellwood Co. ..............     1,397,802
     15,230    Lakeland Industries,
                 Inc.*....................       129,455
     27,100    McRae Industries, Inc.,
                 Class A..................       212,735
    262,700    Nautica Enterprises,
                 Inc.*....................     2,548,190
     33,300    Oxford Industries, Inc. ...       820,845
    228,200    Phillips-Van Heusen
                 Corp. ...................     2,818,270
        300    Phoenix Footwear Group,
                 Inc.*....................         2,148
     25,972    Quaker Fabric Corp. .......       142,846
     50,400    Quiksilver, Inc.*..........     1,543,248
    181,100    Russell Corp. .............     3,169,251
     14,418    Steven Madden Ltd.*........       225,930
    314,700    Stride Rite Corp. .........     2,674,950
      2,600    Superior Uniform Group,
                 Inc. ....................        28,860
                                            ------------
                                              17,450,960
                                            ------------
               TRANSPORTATION -- 3.3%
     53,900    Alexander & Baldwin,
                 Inc. ....................     1,339,954
     16,100    C2, Inc.*..................       195,454
     59,600    Celadon Group, Inc.*.......       473,224

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION (CONTINUED)
     81,950    Covenant Transport, Inc.,
                 Class A*.................  $  1,392,331
    303,955    EGL, Inc.*.................     4,516,770
     44,400    Frontline Ltd. ............       477,300
    277,600    General Maritime Corp.*....     2,359,600
        200    Kirby Corp.*...............         4,920
     71,200    Landstar System, Inc.*.....     4,094,000
        800    Maritrans, Inc. ...........        11,304
      3,350    Marten Transport Ltd.*.....        59,195
     28,400    Old Dominion Freight Line,
                 Inc.*....................       894,600
     19,100    Overseas Shipholding Group,
                 Inc. ....................       318,970
      8,400    Ryder Systems, Inc. .......       172,284
     61,200    U.S. Xpress Enterprises,
                 Inc., Class A*...........       462,672
     78,300    USA Truck, Inc.*...........       558,279
    174,500    Yellow Corp.*..............     4,210,685
                                            ------------
                                              21,541,542
                                            ------------
               TRAVEL &
                 ENTERTAINMENT -- 4.2%
    204,100    AMC Entertainment, Inc.*...     1,769,547
     61,033    Analogic Corp. ............     2,781,335
     31,080    Ark Restaurants Corp.*.....       215,074
     87,080    Aztar Corp.*...............     1,169,484
     17,700    Bob Evans Farms, Inc. .....       426,393
     44,100    CBRL Group, Inc. ..........     1,210,545
    129,200    Dollar Thrifty Automotive
                 Group, Inc.*.............     2,151,180
      4,800    Frisch's Restaurants,
                 Inc. ....................        85,968
     35,900    Garden Fresh Restaurant
                 Corp.*...................       336,024
     52,400    Gaylord Entertainment
                 Co.*.....................       940,580
     80,500    Kerzner International
                 Ltd.*....................     1,827,350
    110,300    Landry's Restaurants,
                 Inc. ....................     1,853,040
    151,500    Lone Star Steakhouse &
                 Saloon, Inc. ............     3,210,285
     13,400    Marcus Corp. ..............       182,240
      6,400    Max & Erma's Restaurants,
                 Inc.*....................        98,752
    170,600    Movie Gallery, Inc.*.......     2,971,852
      5,072    O'Charleys, Inc.*..........        97,230
    306,300    Prime Hospitality Corp.*...     1,580,508
     80,920    Rare Hospitality
                 International, Inc.*.....     2,252,813
        200    Rubio's Restaurants,
                 Inc.*....................           900
    159,150    Ryan's Family Steak Houses,
                 Inc.*....................     1,671,234
     39,100    Sonesta International
                 Hotels Corp., Class A....       157,573
      3,600    WestCoast Hospitality
                 Corp.*...................        16,020
                                            ------------
                                              27,005,927
                                            ------------
               WHOLESALE -- 1.9%
      3,375    Aceto Corp. ...............        43,841
     10,700    Department 56, Inc.*.......       105,074
     54,100    Enesco Group, Inc.*........       387,897
     80,150    FinishMaster, Inc.*........       921,725
    113,600    Gentiva Health Services,
                 Inc. ....................       953,104
     77,400    GTSI Corp.*................       510,840

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                      VALUE
------------                                ------------
               COMMON STOCKS (CONTINUED)
               WHOLESALE (CONTINUED)
   y143,700    Handleman Co.*.............  $  2,112,390
     83,500    Hughes Supply, Inc. .......     1,944,715
     35,757    Keystone Automotive
                 Industries, Inc.*........       633,614
      2,500    Moore Medical Corp.*.......        17,525
     18,400    Noland Co. ................       728,640
     91,800    Pomeroy Computer Resources,
                 Inc.*....................       639,846
      2,700    SCP Pool Corp.*............        80,217
      1,100    Stewart & Stevenson
                 Services, Inc. ..........        11,990
     18,900    TESSCO Technologies,
                 Inc.*....................       137,970
    125,700    United Natural Foods,
                 Inc.*....................     3,205,350
      9,800    Watsco, Inc., Class B......       135,240
                                            ------------
                                              12,569,978
                                            ------------
               TOTAL COMMON STOCKS........   626,835,307
                                            ------------
               RIGHTS -- 0.0%
               BUILDING -- 0.0%
      4,200    Miller Building Systems
                 (b)*.....................             0
                                            ------------
               TOTAL RIGHTS...............             0
                                            ------------

 PRINCIPAL                                     VALUE
-----------                                 ------------
          Y    REPURCHASE AGREEMENTS -- 3.4%
$21,990,000    State Street Bank dated
                 3/31/03, due 4/1/03 at
                 0.25% with a maturity
                 value of $21,990,153
                 (Fully collateralized by
                 Federal Home Loan Bank
                 securities)..............  $ 21,990,000
                                            ------------
               TOTAL REPURCHASE
                 AGREEMENTS...............    21,990,000
                                            ------------
               TOTAL INVESTMENTS (COST
                 $615,198,158)
                 (a) -- 99.9%.............   648,825,307
               OTHER ASSETS IN EXCESS OF
                 LIABILITIES -- 0.1%......       460,815
                                            ------------
               NET ASSETS -- 100.0%.......  $649,286,122
                                            ============

---------------

*  Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $617,299,120 and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation..............  $ 80,891,793
   Unrealized depreciation..............   (49,365,606)
                                          ------------
   Net unrealized appreciation..........  $ 31,526,187
                                          ============

(b) Bankrupt security/delisted; fair-valued by Management.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

             AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions

[PERFORMANCE GRAPH]

                                                      AXA ROSENBERG
                                                   INTERNATIONAL SMALL                                    SALOMON SMITH BARNEY
                                                   CAPITALIZATION FUND               CRLEXUS                 WORLD EX US EMI
                                                   -------------------               -------              --------------------
9/23/1996                                                     1                           1                           1
3/31/1997                                                 1.013                      0.9912                      0.9773
3/31/1998                                                1.0384                      0.9958                      1.0572
3/31/1999                                                0.9467                      0.8832                      1.0261
3/31/2000                                                  1.25                        1.07                      1.2746
3/31/2001                                                1.1152                      0.8999                       1.001
3/31/2002                                                1.0617                      0.8602                      1.0012
3/31/2003                                                1.0049                      0.7864                      0.8354

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                                       SINCE       SINCE
                                                         LAST     LAST      LAST     INCEPTION   INCEPTION
INTERNATIONAL SMALL CAPITALIZATION                      1 YEAR   3 YEARS   5 YEARS   (9/23/96)   (10/29/96)
----------------------------------                      ------   -------   -------   ---------   ----------
Institutional Shares (ICSIX)..........................   -5.36%   -7.02%    -0.66%      0.07%
Investor Shares (RISIX)...............................   -5.53%   -7.27%    -0.97%                 -0.28%
Class A Shares (RSCAX)(2).............................   -5.75%   -7.50%    -1.16%     -0.43%
Class A Shares*(2)....................................  -10.91%   -9.23%    -2.27%     -1.29%
Class B Shares (RSCBX)(2).............................   -6.27%   -7.98%    -1.66%     -0.89%
Class B Shares**(2)...................................  -10.91%   -9.19%    -2.04%     -1.04%
CRIexUS(3)............................................   -8.57%   -9.76%    -4.61%     -3.62%      -3.68%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark and a broad based index. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     International stocks suffered severe loss in the fiscal year ended March 31, 2003. Throughout the year, the market was rattled by seemingly endless corporate accounting scandals, gloomy economic outlook, and weak corporate earnings. Markets rebounded strongly in October and November on optimism over the state of the economy but fell sharply in the last quarter of the fiscal year over uncertainty of the war on Iraq. During the year, investors continued to favor stocks with compellingly priced fundamentals and future earnings prospects. Small cap stocks continued to outperform large stocks. For the year as a whole, international small stocks, as measured by the Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS)(3), lost 8.57%.

     In Europe, the market fell sharply on soft economic data and deteriorating corporate earnings during the year. Value stocks slightly underperformed growth stocks while small cap stocks strongly outperformed large stocks. Among major industry groups, Defense and Insurance stocks were under pressure as Telecom and Oil stocks outperformed the markets.

     In Japan, the overall market continued to decline during the year, and the Nikkei 225(4) Index hit a new 20-year low in March. On the economic front, production data showed no signs of growth and consumer confidence remained weak. Continuous contraction of domestic consumption and falling consumer prices might indicate that the pro-long deflation could continue. Small stocks outshined large stocks and managed to close in the positive territory for the year.

     Elsewhere in Asia, markets held up better than other regions during the year. Stocks in Australia and New Zealand, benefiting from a healthy domestic economy, outperformed with strong gains from resources and media stocks. However, potential impact from the outbreak of Severe Acute Respiratory Syndrome
(SARS), a mysterious epidemic spreading in Southeast Asia, added additional uncertainty to the economic recovery in the region.

     The U.S. dollar fell sharply against other major currencies during the year, losing about 25% against the Euro and depreciating over 10% against the Japanese Yen and Pound Sterling.

     For the fiscal year, the AXA Rosenberg International Small Capitalization Fund outperformed its benchmark, the CRIexUS(3.) The outperformance was mostly from stock selection and the fund's active exposure to risk indices. The Fund's value exposure and overweight in relative strength, a measure of trailing price performance, contributed positively to the outperformance. Europe and Japan contributed most of positive returns over the fund's benchmark. The Manager strives to add value consistently through bottom-up stock selection, avoiding heavy bets on countries and industries.

     The Manager follows a systematic and disciplined approach to international investing. As of March 31, 2003, portfolio holdings were diversified over 21 countries and about 490 companies. The top 10 holdings accounted for about 15% of the total portfolio. Approximately 68% of the holdings were invested in Europe.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     International investing involves increased risk and volatility. Small capital funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) with a maximum of 5.00%.

(1) The Salomon Smith Barney World ex US Extended Market Index includes more than 3,000 companies, with a minimum capitalization of $100 million, representing the bottom 20%, by market capitalization, of the Salomon Smith Barney broad market index.

(2) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(3) The Cazenove Rosenberg Global Smaller Companies Index excluding the U.S. (CRIexUS) is the benchmark for the AXA Rosenberg International Small Capitalization Fund. It is an unmanaged index of non-U.S. small capitalization companies with market capitalization up to $90 billion. The index includes 21 developed countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and U.K.

(4) The Nikkei 225 Index is an index of 225 leading stocks traded on the Tokyo Stock Exchange.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS -- 89.3%
               AUSTRALIA -- 5.0%
               Banking -- 0.5%
        976    Adelaide Bank Ltd. ..........  $     4,276
        100    Bank of Queensland Ltd. .....          447
     53,068    Bank of Western Australia
                 Ltd. ......................      111,279
     12,144    Bendingo Bank Ltd. ..........       56,214
                                              -----------
                                                  172,216
                                              -----------
               Building -- 0.1%
     10,922    Hills Industries Ltd. .......       21,583
        900    Leighton Holdings Ltd. ......        4,786
                                              -----------
                                                   26,369
                                              -----------
               Chemicals -- 0.2%
     21,018    Nufarm Ltd. .................       49,535
      6,048    Orica Ltd. ..................       33,222
                                              -----------
                                                   82,757
                                              -----------
               Construction Materials --0.3%
      9,772    Adelaide Brighton Ltd. ......        6,673
     13,011    Boral Ltd. ..................       36,168
     12,815    Brickworks Ltd. .............       52,505
                                              -----------
                                                   95,346
                                              -----------
               Electric Utility -- 0.2%
     40,994    United Energy Ltd. ..........       77,538
                                              -----------
               Food -- 0.1%
     30,000    Ridley Corp., Ltd. ..........       26,650
                                              -----------
               Health -- 0.0%
      2,500    Ramsay Health Care Ltd. .....        4,985
                                              -----------
               Household -- 0.1%
     24,023    GWA International Ltd. ......       36,438
                                              -----------
               Instruments -- 0.2%
     22,380    Ansell Ltd.*.................       74,924
                                              -----------
               Liquor & Tobacco -- 0.1%
      8,115    McGuigan Simeon Wines
                 Ltd. ......................       21,381
                                              -----------
               Media -- 0.9%
     41,870    APN News & Media Ltd. .......       80,460
     43,408    Austereo Group Ltd. .........       34,626
     38,489    John Fairfax Holdings
                 Ltd. ......................       71,172
     12,485    Prime Television Ltd. .......       16,598
     26,558    Seven Network Ltd. ..........       60,986
      5,861    Southern Cross Broadcasting
                 Ltd. ......................       28,122
     37,579    Ten Network Holdings Ltd. ...       45,645
      9,535    Village Roadshow Ltd.*.......        6,338
     13,277    West Australian Newspapers
                 Holdings Ltd. .............       40,919
                                              -----------
                                                  384,866
                                              -----------
               Metals -- 0.6%
      1,176    Crane Group Ltd. ............        6,097
     99,980    Downer EDI Ltd. .............       33,834
         94    Iluka Resources Ltd. ........          228
          6    Newmont Mining Corp. ........           16
      5,981    Normandy NFM Ltd. ...........       69,214
     52,102    OneSteel Ltd. ...............       52,895
      8,787    Sims Group Ltd. .............       44,551

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               AUSTRALIA (CONTINUED)
               Metals (continued)
     84,001    Smorgon Steel Group Ltd. ....  $    55,330
                                              -----------
                                                  262,165
                                              -----------
               Miscellaneous
                 Financial -- 0.1%
     24,741    Challenger International
                 Ltd. ......................       29,603
                                              -----------
               Oil -- 0.2%
     27,398    Caltex Australia Ltd.*.......       38,577
     13,940    Washington H. Soul Pattinson
                 & Co., Ltd. ...............       43,805
                                              -----------
                                                   82,382
                                              -----------
               Oil Distribution -- 0.1%
     10,642    AlintaGas Ltd. ..............       27,332
                                              -----------
               Other Utilities -- 0.2%
     12,782    Australian Pipeline Trust....       20,083
     60,886    Envestra Ltd. ...............       37,529
                                              -----------
                                                   57,612
                                              -----------
               Real Estate
                 Development -- 0.1%
     47,431    Australand Holdings Ltd. ....       40,701
     37,122    Thakral Holdings Group.......       14,581
                                              -----------
                                                   55,282
                                              -----------
               Retail -- 0.1%
     41,927    David Jones Ltd. ............       27,617
                                              -----------
               Services -- 0.4%
      4,675    Awb Ltd. ....................       10,029
      7,547    Flight Centre Ltd.*..........       84,783
        256    Gunns Ltd. ..................        1,482
     19,899    Spotless Group Ltd. .........       48,942
                                              -----------
                                                  145,236
                                              -----------
               Wholesale -- 0.5%
     19,832    Lion Nathan Ltd. ............       62,439
      7,714    National Foods Ltd. .........       15,616
     31,400    PaperlinX Ltd. ..............       97,152
                                              -----------
                                                  175,207
                                              -----------
                                                1,865,906
                                              -----------
               AUSTRIA -- 1.3%
               Airlines -- 0.5%
     32,850    Austrian Airlines*...........      204,680
                                              -----------
               Construction Materials --0.1%
      5,522    RHI*.........................       49,470
                                              -----------
               Metals -- 0.0%
        610    voestalpine..................       15,310
                                              -----------
               Oil Distribution -- 0.7%
      2,110    OMV..........................      227,895
                                              -----------
                                                  497,355
                                              -----------
               BELGIUM -- 1.3%
               Banking -- 1.0%
        110    Banque Nationale de
                 Belgique...................      392,264
                                              -----------
               Building -- 0.3%
        487    Compagnie Francois
                 d'Entreprises..............      104,689
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               BELGIUM (CONTINUED)
               Services -- 0.0%
      1,330    Solvus.......................  $     6,531
                                              -----------
                                                  503,484
                                              -----------
               CANADA -- 4.9%
               Banking -- 0.2%
      5,100    Laurentian Bank of Canada....       89,730
                                              -----------
               Chemicals -- 0.3%
     10,500    Methanex Corp. ..............       97,366
                                              -----------
               Drugs -- 0.2%
      7,100    Axcan Pharma, Inc.*..........       73,368
                                              -----------
               Food -- 0.2%
      2,000    Canada Bread Co., Ltd. ......       30,592
      8,200    Maple Leaf Foods, Inc. ......       55,969
                                              -----------
                                                   86,561
                                              -----------
               Instruments -- 0.3%
      4,100    Dorel Industries , Inc.,
                 Class B*...................      111,353
                                              -----------
               Insurance -- 0.2%
        500    E-L Financial Corp., Ltd. ...       74,782
        300    Kingsway Financial Services,
                 Inc.*......................        3,161
                                              -----------
                                                   77,943
                                              -----------
               Liquor & Tobacco -- 0.2%
      4,900    Rothmans, Inc. ..............       79,948
                                              -----------
               Machinery -- 0.2%
     14,300    GSI Lumonics, Inc.*..........       60,274
      3,900    Linamar Corp. ...............       23,199
                                              -----------
                                                   83,473
                                              -----------
               Media -- 0.8%
        600    Astral Media, Inc. ..........        9,321
      1,000    Cinram International,
                 Inc. ......................        7,478
      5,900    Corus Entertainment, Inc.,
                 Class B*...................       80,220
      2,600    G.T.C. Transcontinental
                 Group, Class A.............       58,135
      9,100    Moore Corp., Ltd.*...........       94,777
                                              -----------
                                                  249,931
                                              -----------
               Metals -- 0.4%
      8,600    Kinross Gold Corp.*..........       52,853
     12,800    Teck Cominco Ltd., Class B...       96,939
                                              -----------
                                                  149,792
                                              -----------
               Office Machinery -- 0.2%
     12,600    Creo, Inc.*..................       70,069
                                              -----------
               Oil -- 0.4%
      5,600    Ensign Resource Service
                 Group, Inc. ...............       66,509
        428    Paramount Energy Trust*......        3,870
      3,400    Paramount Resources Ltd.*....       23,137
      1,500    Penn West Petroleum Ltd.*....       38,740
                                              -----------
                                                  132,256
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               CANADA (CONTINUED)
               Paper -- 0.6%
      9,800    Cascades, Inc. ..............  $    86,278
      6,100    Domtar, Inc. ................       60,339
     10,600    Nexfor, Inc. ................       55,488
                                              -----------
                                                  202,105
                                              -----------
               Retail -- 0.0%
      1,000    Empire Co., Ltd., Class A....       16,418
                                              -----------
               Services -- 0.0%
      2,000    CGI Group, Inc.*.............        9,368
                                              -----------
               Soap & Cosmetics -- 0.2%
      7,400    CCL Industries, Inc., Class
                 B..........................       88,290
                                              -----------
               Transportation -- 0.2%
      7,200    CP Ships Ltd. ...............       91,777
                                              -----------
               Wholesale -- 0.3%
      4,840    West Fraser Timber Co.,
                 Ltd. ......................      117,632
                                              -----------
                                                1,827,380
                                              -----------
               DENMARK -- 3.0%
               Food -- 0.7%
      6,900    Aarhus Oliefabrik............      271,717
                                              -----------
               Liquor & Tobacco -- 0.3%
      3,100    Bryggerigruppen..............      108,411
                                              -----------
               Retail -- 0.3%
      4,300    Danske Traelast..............      102,357
                                              -----------
               Services -- 0.9%
     15,100    Novozymes, Class B...........      348,346
                                              -----------
               Transportation -- 0.8%
      3,500    D/S Norden...................      200,570
      3,900    DFDS.........................       83,666
                                              -----------
                                                  284,236
                                              -----------
                                                1,115,067
                                              -----------
               FINLAND -- 2.8%
               Airlines -- 0.8%
     80,500    Finnair......................      312,716
                                              -----------
               Electric Utilities -- 0.2%
      7,041    Wartsila Corp., Class B......       71,914
                                              -----------
               Machinery -- 0.2%
      6,300    Metso Corp. .................       64,277
                                              -----------
               Paper -- 1.2%
     11,506    Huhtamaki....................      100,568
     52,700    M-real, Class B..............      369,191
                                              -----------
                                                  469,759
                                              -----------
               Real Estate Assets -- 0.4%
    265,900    Polar Real Estate Corp.*.....      145,075
                                              -----------
                                                1,063,741
                                              -----------
               FRANCE -- 7.6%
               Airlines -- 0.6%
     26,664    Air France...................      242,950
                                              -----------
               Chemicals -- 0.4%
     27,281    Rhodia.......................      147,952
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               FRANCE (CONTINUED)
               Construction
                 Materials -- 0.1%
        125    Ciments Francais.............  $     6,251
        494    SA des Ciments Vicat.........       28,031
                                              -----------
                                                   34,282
                                              -----------
               Financial Investments -- 1.7%
      7,080    Eurazeo......................      344,952
        264    Francarep....................       14,404
      2,787    Societe Fonciere, Financiere
                 et de Participations.......      264,582
                                              -----------
                                                  623,938
                                              -----------
               Food -- 0.7%
        588    Sucriere de Pithiviers Le
                 Vieil......................      254,469
                                              -----------
               Instruments -- 0.1%
      1,423    Guerbet......................       50,931
                                              -----------
               Liquor & Tobacco -- 0.7%
      9,775    Remy Cointreau...............      260,369
                                              -----------
               Machinery -- 0.0%
        810    Groupe Legris Industries.....       15,114
                                              -----------
               Media -- 0.3%
     37,780    Havas........................       99,766
                                              -----------
               Metals -- 0.0%
        662    Pechiney, Class A............       16,138
                                              -----------
               Miscellaneous
                 Financial -- 0.4%
      3,483    Affine*......................      149,746
                                              -----------
               Oil -- 0.5%
        988    Elf Gabon....................      181,122
                                              -----------
               Paper -- 0.0%
         35    Exacompta Clairefontaine.....        4,648
                                              -----------
               Services -- 0.6%
        885    Groupe ONET..................      133,268
    182,000    Lycos Europe*................       73,481
                                              -----------
                                                  206,749
                                              -----------
               Transportation -- 1.5%
      4,508    Bollore Investissement.......      207,095
     48,516    Eurotunnel*..................       18,000
      6,143    Geodis*......................      174,284
      8,182    Norbert Dentressangle........      173,207
                                              -----------
                                                  572,586
                                              -----------
                                                2,860,760
                                              -----------
               GERMANY -- 6.7%
               Banking -- 0.1%
     19,777    Bankgesellschaft Berlin*.....       28,055
                                              -----------
               Building -- 0.6%
     17,410    Hochtief.....................      212,775
                                              -----------
               Chemicals -- 2.2%
     13,280    Celanese*....................      221,714
     25,230    Continental*.................      357,904
     46,040    MG Technolgies...............      248,682
                                              -----------
                                                  828,300
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               GERMANY (CONTINUED)
               Construction
                 Materials -- 0.7%
      9,740    HeidelbergCement.............  $   277,398
                                              -----------
               Financial Investments -- 0.0%
         35    Grenkeleasing*...............          420
                                              -----------
               Food -- 0.7%
      1,150    Oelmuehle Hamburg............      263,650
                                              -----------
               Instruments -- 0.9%
      7,410    Fresenius....................      335,561
                                              -----------
               Insurance -- 0.1%
      1,617    DBV-Winterthur Holding.......       49,405
                                              -----------
               IT Hardware -- 0.2%
     15,793    Maxdata......................       59,972
                                              -----------
               Machinery -- 0.8%
     99,780    Deutz*.......................      181,829
      1,700    KSB..........................      124,288
                                              -----------
                                                  306,117
                                              -----------
               Media -- 0.4%
     10,630    Schlott Sebaldus.............      151,953
                                              -----------
                                                2,513,606
                                              -----------
               GREECE -- 1.6%
               Banking -- 1.6%
     24,640    Alpha Bank...................      267,796
      5,040    Bank of Greece...............      313,920
                                              -----------
                                                  581,716
                                              -----------
                                                  581,716
                                              -----------
               HONG KONG -- 2.5%
               Airlines -- 0.1%
     10,400    Hong Kong Aircraft
                 Engineering Co., Ltd. .....       34,669
                                              -----------
               Banking -- 0.6%
    113,000    International Bank of Asia...       39,118
     56,000    Liu Chong Hing Bank Ltd. ....       50,619
     14,000    Wing Hang Bank Ltd. .........       48,016
     24,000    Wing Lung Bank Ltd. .........       93,546
                                              -----------
                                                  231,299
                                              -----------
               Financial Investments -- 0.0%
     84,000    Peregrine Investments
                 Holdings Ltd. (b)*.........            0
                                              -----------
               Food -- 0.0%
     45,000    Lam Soon (Hong Kong) Ltd.*...       13,270
                                              -----------
               IT Hardware -- 0.0%
     36,000    Wong's International
                 (Holdings) Ltd. ...........        5,908
                                              -----------
               Liquor & Tobacco -- 0.0%
     36,000    San Miguel Brewery Hong Kong
                 Ltd. ......................        8,954
                                              -----------
               Media -- 0.0%
     16,000    Next Media Ltd.*.............        3,631
     38,000    Oriental Press Group Ltd. ...        6,577
                                              -----------
                                                   10,208
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               HONG KONG (CONTINUED)
               Real Estate
                 Development -- 1.4%
      4,000    China Motor Bus Co., Ltd. ...  $    23,335
    232,000    Chinese Estates Holdings
                 Ltd.*......................       33,018
     33,000    Great Eagle Holdings Ltd. ...       17,559
     52,000    Henderson China Holdings
                 Ltd. ......................       17,168
    122,000    HKR International Ltd.*......       16,111
     48,000    Hopewell Holdings Ltd. ......       41,234
      7,000    Hysan Development Co.,
                 Ltd. ......................        4,847
    110,000    Kerry Properties Ltd. .......       91,673
    190,000    New Asia Realty & Trust Co.,
                 Ltd. ......................       68,210
    138,000    New World China Land Ltd. ...       17,163
    136,000    Shun Tak Holdings Ltd. ......       30,864
    377,000    Sino Land Co., Ltd. .........      105,133
     12,000    Wing On Company International
                 Ltd........................        6,077
                                              -----------
                                                  472,392
                                              -----------
               Services -- 0.0%
     40,000    JCG Holdings Ltd.............       18,206
                                              -----------
               Software -- 0.1%
    211,000    SUNeVision Holdings Ltd.*....       29,217
                                              -----------
               Textiles -- 0.0%
     42,000    High Fashion International
                 Ltd. ......................        4,362
      8,000    YGM Trading Ltd. ............        2,590
                                              -----------
                                                    6,952
                                              -----------
               Transportation -- 0.1%
     46,000    Orient Overseas International
                 Ltd. ......................       35,977
                                              -----------
               Transportation-Marine -- 0.0%
      5,000    Hong Kong Ferry (Holdings)
                 Co., Ltd. .................        3,590
                                              -----------
               Travel & Entertainment --0.1%
    260,000    Golden Harvest Entertainment
                 Holdings) Ltd.*............        7,334
    114,000    The Hongkong & Shanghai
                 Hotels Ltd. ...............       43,118
                                              -----------
                                                   50,452
                                              -----------
               Wholesale -- 0.1%
    176,000    Tan Chong International
                 Ltd. ......................       23,017
                                              -----------
                                                  944,111
                                              -----------
               IRELAND -- 0.2%
               Media -- 0.2%
     53,000    Independent News & Media.....       78,075
                                              -----------
               ITALY -- 7.3%
               Banking -- 2.7%
    275,000    Banca Nazionale del
                 Lavoro*....................      346,893
     84,000    Banca Popolare di Milano
                 Scrl*......................      320,813
    234,000    Capitalia....................      329,390
                                              -----------
                                                  997,096
                                              -----------
               Construction Materials --0.4%
     25,000    Buzzi Unicem.................      145,402
      1,000    Italcementi..................        9,384
                                              -----------
                                                  154,786
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               ITALY (CONTINUED)
               Insurance -- 0.3%
     23,000    Compagnia Assicuratrice
                 Unipol.....................  $    99,888
     33,857    Premafin Finanziaria*........       20,689
                                              -----------
                                                  120,577
                                              -----------
               Media -- 1.7%
      3,000    Compagnia Finanziaria De
                 Benedetti..................        1,159
    330,000    Compagnie Industriali
                 Riunite....................      307,882
    156,000    Holding di Partecipazioni
                 Industriali*...............      314,920
                                              -----------
                                                  623,961
                                              -----------
               Metals -- 0.9%
    200,192    Generale Industrie
                 Metallurgiche..............      159,250
    555,731    Societa Metallurgica
                 Italiana...................      178,892
                                              -----------
                                                  338,142
                                              -----------
               Retail -- 0.5%
     78,000    Ifil.........................      188,952
                                              -----------
               Services -- 0.7%
    320,000    Locazione Attrezzature.......      272,364
                                              -----------
               Textiles -- 0.1%
     10,719    Vincenzo Zucchi..............       41,991
                                              -----------
               Transportation -- 0.0%
      1,077    Savino del Bene..............        2,932
                                              -----------
                                                2,740,801
                                              -----------
               JAPAN -- 14.9%
               Autos -- 0.9%
     10,000    Aichi Machine Industry Co.,
                 Ltd. ......................       15,433
      2,000    Chuo Malleable Iron Co.,
                 Ltd. ......................        3,829
      3,800    Exedy Corp. .................       29,835
      3,000    Fuji Univance Corp. .........        5,692
      3,000    Hirata Technical Co.,
                 Ltd. ......................        9,867
     15,000    Kanto Auto Works Ltd. .......       76,278
      2,000    Keiiyu Co., Ltd. ............       11,469
      2,000    Kikuchi Co., Ltd. ...........        6,156
      3,000    Meiwa Industry Co., Ltd. ....        4,933
      5,000    Mitsuba Corp. ...............       17,077
     14,000    ShinMaywa Industries Ltd. ...       23,849
      4,000    Sumitomo Wiring Systems
                 Ltd. ......................       24,254
      1,000    Topre Corp. .................        3,694
     20,000    U-Shin Ltd. .................       64,935
      4,000    Unipres Corp. ...............        6,443
      3,000    Yachiyo Industry Co.,
                 Ltd. ......................       13,662
      2,400    Yorozu Corp. ................        6,477
                                              -----------
                                                  323,883
                                              -----------
               Banking -- 0.7%
      1,100    The Aichi Bank Ltd. .........       58,256
      5,500    The Chiba Kogyo Bank Ltd.*...       28,154
     12,000    The Kagoshima Bank Ltd. .....       38,961
     16,000    The Oita Bank Ltd. ..........       65,576
     11,000    The Tochigi Bank Ltd. .......       54,731
      3,700    The Tokyo Tomin Bank Ltd. ...       34,323
                                              -----------
                                                  280,001
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Building -- 1.5%
      1,400    C-CUBE Corp. ................  $     2,184
      9,000    Fukuda Corp. ................       22,921
     13,000    Hitachi Plant Engineering &
                 Construction Co., Ltd. ....       33,108
      3,000    Kaneshita Construction Co.,
                 Ltd. ......................        9,361
      3,000    Kodensha Co., Ltd. ..........        7,008
      9,000    Kyudenko Corp. ..............       30,435
     21,000    Maeda Corp. .................       61,983
     12,000    Maeda Road Construction Co.,
                 Ltd. ......................       41,592
      2,000    Nippon Densetsu Kogyo Co.,
                 Ltd. ......................        7,219
     13,000    Nippon Hodo Co., Ltd. .......       61,393
      4,000    Ohmoto Gumi Co., Ltd. .......       15,753
      8,000    Sanki Engineering Co.,
                 Ltd. ......................       39,332
     12,000    Sanyo Engineering &
                 Construction, Inc. ........       25,805
      5,000    Taihei Dengyo Kaisha Ltd. ...       11,132
      2,000    Taisei Oncho Co., Ltd. ......        3,761
      8,000    Takasago Thermal Engineering
                 Co., Ltd. .................       31,641
     15,000    Takuma Co., Ltd. ............       79,946
      6,000    TETRA Co., Ltd. .............        8,450
     10,000    The Nippon Road Co., Ltd. ...       11,300
     11,000    Tohuku Telecommunications
                 Construction Co., Ltd. ....       15,863
      4,000    Tokyo Energy & Systems,
                 Inc. ......................       10,659
      2,800    Tsuchiya Home Co., Ltd. .....        5,195
      4,000    Tsukishima Kikai Co.,
                 Ltd. ......................       19,329
      1,000    Yokogawa Construction Co.,
                 Ltd. ......................        2,901
      9,000    Yurtec Corp. ................       25,350
                                              -----------
                                                  583,621
                                              -----------
               Chemicals -- 1.4%
      9,000    Asahi Denka Kogyo K.K........       47,436
      2,000    Kimoto Co., Ltd. ............        8,264
      8,000    Mitsuboshi Belting Ltd. .....       18,283
      1,000    Nicca Chemical Co., Ltd. ....        2,783
      3,000    Nihon Kagaku Sangyo Co.,
                 Ltd. ......................        5,591
      2,000    Nippon Fine Chemical Co.,
                 Ltd. ......................        5,448
     15,000    Nippon Soda Co., Ltd. .......       26,564
      3,300    Nitta Corp. .................       21,874
      2,000    Osaka Organic Chemical
                 Industry Ltd. .............        6,325
     11,000    Sakai Chemical Industry Co.,
                 Ltd. ......................       29,221
      3,000    Sekisui Plastics Co.,
                 Ltd. ......................        4,959
     21,000    Sumitomo Rubber Industries
                 Ltd. ......................       83,235
      6,000    The Ohtsu Tire & Rubber Co.,
                 Ltd.*......................        9,411
      1,000    Toagosei Co., Ltd. ..........        1,425
     23,000    Tokai Carbon Co., Ltd. ......       36,465
      3,000    Tokyo Printing Ink Mfg. Co.,
                 Ltd. ......................        5,566
     35,000    Toyo Ink Mfg Co., Ltd. ......      104,192
     19,000    Toyo Tire & Rubber Co.,
                 Ltd. ......................       35,891
     21,000    Yokohama Rubber Co., Ltd. ...       53,837
                                              -----------
                                                  506,770
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Construction
                 Materials -- 0.4%
      6,000    Bunka Shutter Co., Ltd. .....  $    15,180
      2,000    Comany, Inc. ................        8,399
      3,000    Daiichi Cement Co., Ltd. ....        4,301
      6,000    Japan Steel Tower Co.,
                 Ltd. ......................        7,640
      5,000    Komai Tekko, Inc. ...........        9,023
      1,000    Kunimine Industries Co.,
                 Ltd. ......................        2,024
     13,000    Mitsubishi Plastics, Inc. ...       16,554
     14,000    Nihon Yamamura Glass Co.,
                 Ltd. ......................       20,661
      4,000    Nippon Hume Corp. ...........        5,802
     17,000    Okabe Co., Ltd. .............       39,425
      1,000    Sankyo Rikagaku Co., Ltd. ...        5,060
      4,000    Sumitomo Pipe & Tube Co.,
                 Ltd. ......................        7,489
      2,000    Takada Kiko Co., Ltd. .......        6,999
      3,000    Takahashi Curtain Wall
                 Corp. .....................        5,439
      3,000    The Takigami Steel
                 Construction Co., Ltd. ....        7,843
      3,000    Yotai Refractories Co.,
                 Ltd. ......................        3,188
                                              -----------
                                                  165,027
                                              -----------
               Defense -- 0.0%
     10,000    Namura Shipbuilding Co.,
                 Ltd. ......................       17,710
                                              -----------
               Drugs -- 0.4%
     17,000    Nippon Shinyaku Co., Ltd. ...       86,448
      2,000    Teikoku Hormone Mfg. Co.,
                 Ltd. ......................       11,300
      3,200    Torii Pharmaceutical Co.,
                 Ltd. ......................       41,019
                                              -----------
                                                  138,767
                                              -----------
               Durables -- 0.1%
      3,000    Sun Wave Corp................        3,846
      1,900    Tohoku Pioneer Corp. ........       20,029
      3,000    Zojirushi Corp. .............        7,716
                                              -----------
                                                   31,591
                                              -----------
               Financial Investments -- 0.1%
     11,000    Central Leasing Co., Ltd. ...       51,855
                                              -----------
               Food -- 1.5%
         13    Coca-Cola Central Japan Co.,
                 Ltd. ......................       71,260
      3,000    Fuji Foods, Inc. ............        5,692
      4,000    Fujicco Co., Ltd. ...........       26,379
     28,000    Itoham Foods, Inc. ..........       76,978
      9,000    Kinki Coca-Cola Bottling Co.,
                 Ltd. ......................       50,852
     15,000    Marudai Food Co., Ltd. ......       16,318
      6,000    Mikuni Coca-Cola Bottling
                 Co., Ltd. .................       42,554
     25,000    Morinaga Milk Industry Co.,
                 Ltd. ......................       77,374
      2,000    Myojo Foods Co., Ltd. .......        3,997
      6,000    Nichiwa Sangyo Co., Ltd. ....       10,727
     15,000    Nippon Beet Sugar
                 Manufacturing Co., Ltd. ...       19,734
      3,000    Nippon Suisan Kaisha Ltd.....        6,502
        600    Oie Sangyo Co., Ltd. ........        3,183
      3,000    Riken Vitamin Co., Ltd. .....       30,865
      3,000    Rokko Butter Co., Ltd.*......        3,947
      2,700    Shikoku Coca-Cola Bottling
                 Co., Ltd. .................       22,815
     18,000    The Nisshin Oillio Group
                 Ltd. ......................       47,209
     19,000    Tokatsu Foods Co., Ltd. .....       36,052

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Food (continued)
      2,000    Yokohama Maruuo Co., Ltd. ...  $     6,409
      5,000    Yokohama Reito Co., Ltd. ....       22,053
      6,000    Yuasa Funashoku Co., Ltd. ...        7,843
                                              -----------
                                                  588,743
                                              -----------
               Health -- 0.1%
      3,000    SRL, Inc. ...................       22,542
                                              -----------
               Household -- 0.2%
      5,000    Ishizuka Glass Co., Ltd. ....        6,578
      4,000    Mitsubishi Pencil Co.,
                 Ltd. ......................       23,883
     13,000    Mizuno Corp. ................       32,451
                                              -----------
                                                   62,912
                                              -----------
               Instruments -- 0.3%
      3,000    Espec Corp. .................       10,221
      2,200    Fukuda Denshi Co., Ltd. .....       28,386
      1,000    Hagiwara Electric Co.,
                 Ltd. ......................        3,247
      5,000    Hitachi Medical Corp. .......       48,743
      2,000    New Cosmos Electric Co.,
                 Ltd. ......................        7,421
      2,000    Seed Co., Ltd. ..............        4,132
      3,000    Soda Nikka Co., Ltd. ........        4,149
      6,000    Topcon Corp. ................       14,471
                                              -----------
                                                  120,770
                                              -----------
               Insurance -- 0.1%
     20,000    The Nisshin Fire & Marine
                 Insurance Co., Ltd. .......       38,118
                                              -----------
               IT Hardware -- 0.4%
      1,000    Fuji Electric Ind. Co.,
                 Ltd. ......................        3,289
      3,000    Fujitsu Fronttec Ltd. .......       12,422
     17,000    Hitachi Kokusai Electric,
                 Inc. ......................       44,586
      4,000    Kuramoto Seisakusho Co.,
                 Ltd. ......................       21,083
      2,000    Makino Milling Machine Co.,
                 Ltd. ......................        3,727
     23,000    Toshiba TEC Corp. ...........       53,921
                                              -----------
                                                  139,028
                                              -----------
               Liquor & Tobacco -- 0.1%
     14,000    Mercian Corp. ...............       23,022
                                              -----------
               Machinery -- 0.8%
      9,000    Aida Engineering Ltd. .......       22,542
     33,000    Amada Machinics Co., Ltd. ...       52,876
      6,000    Daiwa Industries Ltd. .......       15,989
        200    DMW Corp. ...................        4,048
        300    Freund Industrial Co.,
                 Ltd.*......................        1,359
      3,000    Fuji Seiko Ltd. .............        5,161
      1,000    Fukushima Industries
                 Corp. .....................        4,343
      2,000    Kito Corp. ..................        3,221
      1,500    Maezawa Industries, Inc. ....        5,389
      6,360    Meidensha Corp.*.............        8,635
      2,000    Nakano Refrigerators Co.,
                 Ltd. ......................        7,843
      5,000    Neturen Co., Ltd. ...........       12,228
      3,000    Nihon Kaiheiki Ind. Co.,
                 Ltd. ......................        7,843
      4,900    Nitto Electric Works Ltd. ...       23,967
     12,000    Okuma Corp.*.................       17,608
      6,000    Organo Corp. ................       18,013
      1,000    Piolax, Inc. ................        7,084
      3,000    Sansei Yusoki Co., Ltd. .....        8,349

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Machinery (continued)
      2,000    Sanso Electric Co., Ltd. ....  $     8,264
      4,000    Shinko Kogyo Co., Ltd. ......        3,373
      6,000    Sintokogio Ltd. .............       12,296
      2,000    Toami Corp. .................        5,903
      2,000    Toso Co., Ltd. ..............        3,356
     12,000    Toyoda Machine Works Ltd.....       48,170
        400    Zuiko Corp. .................        1,822
                                              -----------
                                                  309,682
                                              -----------
               Media -- 0.2%
      1,000    Asahi Broadcasting Corp. ....       34,238
        300    Broadcast System of Niigata,
                 Inc. ......................        1,197
      1,000    Chubu-Nippon Broadcasting
                 Co., Ltd. .................        6,316
      8,000    RKB Mainichi Broadcasting
                 Corp. .....................       37,106
      2,000    Sanko Sangyo Co., Ltd. ......        5,667
                                              -----------
                                                   84,524
                                              -----------
               Metals -- 0.6%
        300    Kuwayama Corp. ..............        1,298
      9,000    Nittetsu Mining Co., Ltd. ...       16,394
      5,000    Tasaki Shinju Co., Ltd.*.....       13,788
     17,300    Tokyo Steel Mfg. Co.,
                 Ltd. ......................       46,978
      8,000    Toyo Kohan Co., Ltd. ........       21,184
      9,000    Toyokuni Electric Cable Co.,
                 Ltd. ......................       19,354
      9,000    Yamato Kogyo Co., Ltd. ......       39,315
     19,000    Yodogawa Steel Works Ltd. ...       54,798
                                              -----------
                                                  213,109
                                              -----------
               Miscellaneous
                 Financial -- 0.2%
      3,000    Daiko Shoken Business Co.,
                 Ltd. ......................        7,008
     14,400    Meiko National Securities
                 Co., Ltd.*.................       27,080
     27,000    Tokai Tokyo Securities Co.,
                 Ltd. ......................       27,779
                                              -----------
                                                   61,867
                                              -----------
               Office Machinery -- 0.2%
      6,000    Chinon Industries, Inc.*.....        8,349
      5,000    Itoki Crebio Corp.*..........        8,307
      2,200    Japan Cash Machine Co.,
                 Ltd. ......................       27,551
      3,000    King Jim Co., Ltd. ..........       12,700
      4,000    Richo Elemex Corp. ..........        9,782
      2,000    Toyo Officemation, Inc. .....        5,313
                                              -----------
                                                   72,002
                                              -----------
               Oil -- 0.1%
      6,000    Kanto Natural Gas Development
                 Co., Ltd. .................       27,323
                                              -----------
               Oil Distribution -- 0.4%
     74,000    Cosmo Oil Co., Ltd. .........      100,473
      4,000    Japan Oil Transportation Co.,
                 Ltd. ......................        6,915
      4,000    Kamei Corp. .................       15,483
      6,000    Keiyo Gas Co., Ltd.*.........       13,763
                                              -----------
                                                  136,634
                                              -----------
               Other Utilities -- 0.0%
      7,000    Otaki Gas Co., Ltd. .........       16,883
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Paper -- 0.2%
     10,000    Chuetsu Pulp & Paper Co.,
                 Ltd. ......................  $    16,951
      7,000    Daio Paper Corp. ............       48,937
      8,000    Kishu Paper Co., Ltd. .......        9,378
      2,000    Nankai Plywood Co., Ltd. ....        4,082
      1,000    Nihon Decoluxe Co., Ltd. ....        3,474
                                              -----------
                                                   82,822
                                              -----------
               Real Estate
                 Development -- 0.5%
      4,000    Aoki Marine Co., Ltd. .......        4,250
      5,000    Hosoda Corp. ................       10,541
     30,000    Nice Corp. ..................       46,298
     23,000    Recruit Cosmos Co., Ltd. ....       38,598
      3,000    Sekiwa Real Estate Kansai
                 Ltd. ......................        7,565
     15,000    The Sumitomo Warehouse Co.,
                 Ltd. ......................       30,233
     37,000    Tokyo Tatemono Co., Ltd. ....       59,909
                                              -----------
                                                  197,394
                                              -----------
               Retail -- 0.3%
      5,200    Aoki International Co.,
                 Ltd. ......................       21,970
      8,000    Daiwa Co., Ltd. .............        9,445
      4,700    Edion Corp. .................       20,888
      3,000    Lihit Lab, Inc.*.............        4,301
        500    Ministop Co., Ltd. ..........        7,345
      3,000    Mutow Co., Ltd. .............        5,895
      2,000    Nagano Tokyu Department Store
                 Co., Ltd. .................        4,048
        900    Three F Co., Ltd. ...........        4,933
      7,000    Tokyu Store Chain Co.,
                 Ltd. ......................       20,366
      1,300    U. Store Co., Ltd. ..........       10,481
      3,000    Yamoto International,
                 Inc.*......................        4,048
                                              -----------
                                                  113,720
                                              -----------
               Services -- 0.5%
      3,000    Aichi Toyota Motor Co.,
                 Ltd. ......................       24,667
      2,000    Asia Air Survey Co., Ltd. ...        3,373
          5    Cyber Agent Ltd.*............        3,563
      2,000    Daimei Telecom Engineering
                 Corp. .....................        5,026
      2,000    Daishinto, Inc. .............        2,614
     13,000    Eikoh, Inc. .................       48,566
      2,000    Gifu Hino Motor Co., Ltd. ...       13,156
      2,000    Johnan Academic Preparatory
                 Institute, Inc. ...........        6,409
      1,000    Katsuragawa Electric Co.,
                 Ltd. ......................        1,965
      3,000    Shingakukai Co., Ltd. .......        8,956
        500    Shuei Yobiko Co., Ltd. ......        3,930
      1,000    Tanabe Management Consulting
                 Co., Ltd. .................        2,361
      2,000    Tokyo Individualized
                 Educational Institute,
                 Inc.*......................       11,537
      2,000    Toyota Corolla Gifu Co.,
                 Ltd. ......................       14,910
      1,900    WESCO, Inc. .................        3,621
      2,800    Yellow Hat Ltd. .............       20,354
                                              -----------
                                                  175,008
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Soap & Cosmetics -- 0.4%
      9,000    Avon Products Co., Ltd. .....  $    21,479
      4,000    Ivy Cosmetics Corp. .........       18,553
      2,600    Mandom Corp. ................       48,018
      4,000    S.T. Chemical Co., Ltd. .....       27,964
     18,000    Sunstar, Inc. ...............       45,842
                                              -----------
                                                  161,856
                                              -----------
               Software -- 0.2%
      3,000    Creo Co., Ltd. ..............        8,222
      5,000    Japan Process Development
                 Co., Ltd. .................       16,445
      2,400    Justsystem Corp. ............        3,926
     23,000    Tsuzuki Denki Co., Ltd.*.....       36,077
                                              -----------
                                                   64,670
                                              -----------
               Textiles -- 0.3%
      5,000    Fujix Ltd. ..................       14,800
        700    IMI Co., Ltd.*...............        6,907
      3,000    King Co., Ltd. ..............        3,972
      2,000    Kowa Spinning Co., Ltd. .....        4,183
     26,000    Kurabo Industries Ltd. ......       32,670
      9,000    The Japan Wool Textile Co.,
                 Ltd. ......................       36,203
      1,000    Tokyo Soir Co., Ltd. ........        1,973
                                              -----------
                                                  100,708
                                              -----------
               Transportation -- 0.3%
      3,000    Chuo Warehouse Co., Ltd. ....       13,915
      2,000    Daiwa Logistics Co., Ltd. ...        6,763
     10,000    Hitachi Transport System
                 Ltd. ......................       48,406
      3,000    Isewan Terminal Service Co.,
                 Ltd. ......................        5,515
      3,000    Kawanishsi Warehouse Co.,
                 Ltd. ......................       14,648
      7,000    Maruzen Showa Unyu Co.,
                 Ltd. ......................       14,345
      4,000    Meiko Trans Co., Ltd. .......       10,727
      2,000    Tokyo Kisen Co., Ltd. .......        5,397
                                              -----------
                                                  119,716
                                              -----------
               Travel & Entertainment --0.3%
      1,000    Edosawa Co., Ltd. ...........        5,060
        800    Global-Dining, Inc. .........        2,712
      5,000    Horipro, Inc. ...............       23,444
      1,300    Mars Engineering Corp.*......       24,174
      1,000    Mefos Ltd. ..................        9,276
      2,000    Roland Corp. ................       19,396
         42    Taito Corp. .................       28,335
                                              -----------
                                                  112,397
                                              -----------
               Wholesale -- 1.2%
      3,000    Atol Co., Ltd. ..............       12,903
      2,000    Denkodo Co., Ltd. ...........        6,527
     18,000    Denkyosha Co., Ltd. .........       59,201
      2,000    Diamond Electric Mfg Co.,
                 Ltd. ......................        5,060
      2,000    Easton Co., Ltd. ............        5,903
      2,000    Furusato Industries Ltd. ....        3,997
      7,000    Gigas Kansai Corp. ..........       28,040
      6,000    Inabata & Co., Ltd. .........       23,225
      4,000    Kato Sangyo Co., Ltd. .......       25,299
      4,000    Mitani Corp. ................       11,267
      1,000    Morito Co., Ltd. ............        3,803

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               JAPAN (CONTINUED)
               Wholesale (continued)
      5,000    Nagahori Corp. ..............  $     8,897
     13,000    Nagase & Co., Ltd. ..........       57,008
      4,200    Ryosan Co., Ltd. ............       42,503
      4,000    Ryoyo Electro Corp. .........       29,347
     13,000    Sekido Co., Ltd. ............       12,717
      1,500    Senshu Electric Co., Ltd.*...        5,060
      2,000    Shinden Co., Ltd. ...........        4,200
      1,500    Sugimoto & Co., Ltd. ........        6,224
      5,000    Suntelephone Co., Ltd.*......       10,668
      3,000    Tachibana Eletech Co.,
                 Ltd. ......................       13,004
      1,000    Toho Pharmaceutical Co.,
                 Ltd. ......................        3,280
      1,000    Tokiwa Yakuhin Co., Ltd. ....        3,795
      2,000    Totech Corp. ................        6,072
     26,000    Uehara Sei Shoji Co.,
                 Ltd. ......................       54,596
      1,000    Yagi & Co., Ltd. ............        3,753
      2,000    Yagi Corp. ..................        4,689
                                              -----------
                                                  451,038
                                              -----------
                                                5,595,713
                                              -----------
               MALAYSIA -- 0.0%
               Real Estate
                 Development -- 0.0%
     24,000    Rekapacific Berhad (b)*......            0
                                              -----------
               NETHERLANDS -- 2.3%
               Building -- 0.1%
      6,209    Amstelland MDC...............       29,134
                                              -----------
               Media -- 0.9%
      3,400    Roto Smeets de Boer..........       63,034
     63,686    Wegener......................      250,179
                                              -----------
                                                  313,213
                                              -----------
               Office Machinery -- 0.3%
     15,790    Oce..........................      124,401
                                              -----------
               Real Estate
                 Development -- 0.4%
      7,851    Haslemere....................      154,206
                                              -----------
               Retail -- 0.0%
         20    Macintosh Retail Group.......          214
                                              -----------
               Services -- 0.4%
     15,085    SNT Group*...................      164,608
                                              -----------
               Transportation -- 0.2%
      8,170    Koninklijke Vopak*...........       89,240
                                              -----------
                                                  875,016
                                              -----------
               NEW ZEALAND -- 0.4%
               Electric Utilities -- 0.0%
      5,000    TrustPower Ltd. .............       10,806
                                              -----------
               Food -- 0.0%
      2,500    Sanford Ltd. ................        7,204
                                              -----------
               Media -- 0.2%
      5,813    Independent Newspapers
                 Ltd. ......................       10,115
     37,610    Sky Network Television
                 Ltd.*......................       75,029
                                              -----------
                                                   85,144
                                              -----------
               Other Utilities -- 0.1%
     24,860    NGC Holdings Ltd. ...........       19,975
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               NEW ZEALAND (CONTINUED)
               Services -- 0.1%
     56,540    Fletcher Challenge Forests
                 Ltd.*......................  $    32,272
                                              -----------
                                                  155,401
                                              -----------
               PORTUGAL -- 0.4%
               Banking -- 0.3%
     19,296    Banif, SGPS..................       87,381
                                              -----------
               Paper -- 0.1%
     64,094    Corticeira Amorim SGPS*......       51,056
                                              -----------
                                                  138,437
                                              -----------
               SINGAPORE -- 1.9%
               Airlines -- 0.3%
     30,000    SIA Engineering Co. .........       28,043
     79,000    Singapore Airport Terminal
                 Services Ltd. .............       71,609
                                              -----------
                                                   99,652
                                              -----------
               Defense -- 0.1%
     61,000    SembCorp Marine Ltd. ........       32,484
                                              -----------
               Food -- 0.0%
     11,000    Cerebos Pacific Ltd. ........       11,466
                                              -----------
               Instruments -- 0.0%
     51,000    Sunright Ltd.*...............        5,490
                                              -----------
               IT Hardware -- 0.1%
     20,000    Elec & Eltek International
                 Co., Ltd. .................       33,600
                                              -----------
               Miscellaneous
                 Financial -- 0.0%
      5,000    Hong Leong Finance Ltd. .....        5,325
                                              -----------
               Real Estate
                 Development -- 0.9%
     16,000    Allgreen Properties Ltd. ....        7,523
     11,250    Cycle & Carriage Ltd. .......       23,964
     21,600    Fraser & Neave Ltd. .........       96,672
     42,000    Keppel Land Ltd. ............       27,601
     74,000    Lum Chang Holdings Ltd. .....        9,642
     30,000    Orchard Parade Holdings
                 Ltd.*......................        4,759
     35,000    Singapore Land Ltd. .........       64,244
    161,000    The Ascott Group Ltd. .......       28,275
     20,000    United Engineers Ltd. .......       14,050
    104,000    United Industrial Corp.,
                 Ltd. ......................       40,359
     29,000    WBL Corp.,Ltd. ..............       25,465
                                              -----------
                                                  342,554
                                              -----------
               Retail -- 0.0%
      5,000    Wearnes International
                 Ltd. ......................        1,955
                                              -----------
               Telephone -- 0.1%
    252,000    Pacific Century Regional
                 Developments Ltd.*.........       28,553
                                              -----------
               Transportation -- 0.4%
      6,400    CH Offshore Ltd.*............          653
     71,000    Comfort Group Ltd. ..........       37,005
     30,000    Delgro Corp., Ltd. ..........       42,319
    116,000    Neptune Orient Lines Ltd.*...       69,003
                                              -----------
                                                  148,980
                                              -----------
                                                  710,059
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               SPAIN -- 5.5%
               Airlines -- 0.6%
    173,010    Iberia Lineas Aereas de
                 Espana.....................  $   243,537
                                              -----------
               Banking -- 0.3%
      1,690    Banco de Andalucia...........      101,150
                                              -----------
               Building -- 2.1%
     15,080    Fomento de Construcciones y
                 Contratas..................      378,307
     91,010    Obrascon Huarte Lain.........      415,116
                                              -----------
                                                  793,423
                                              -----------
               Chemicals -- 0.4%
    436,920    Ercros*......................      162,101
                                              -----------
               Food -- 0.4%
     15,631    Pescanova....................      151,803
                                              -----------
               Insurance -- 0.2%
      8,698    Corporacion Mapfre...........       70,805
                                              -----------
               Machinery -- 0.0%
        538    Sociedad Espanola del
                 Acumulador Tudor*..........        2,325
                                              -----------
               Miscellaneous
                 Financial -- 0.2%
      5,002    Dinamia Capital Privado......       65,553
                                              -----------
               Paper -- 0.1%
      8,837    Papeles Y Cartones de
                 Europa.....................       26,711
                                              -----------
               Real Estate
                 Development -- 0.0%
        249    Sotogrande...................        1,465
                                              -----------
               Services -- 0.7%
     52,510    Terra Networks*..............      252,115
                                              -----------
               Wholesale -- 0.5%
      8,680    Compania de Distribucion
                 Integral Logista...........      188,485
                                              -----------
                                                2,059,473
                                              -----------
               SWEDEN -- 2.2%
               Airlines -- 0.1%
      6,309    SAS*.........................       26,787
                                              -----------
               Financial Investments -- 1.2%
     14,100    Custos.......................      230,318
     20,000    Ratos, Class B...............      220,546
                                              -----------
                                                  450,864
                                              -----------
               Instruments -- 0.6%
     53,500    Gambro, Class A..............      223,996
                                              -----------
               Transportation -- 0.3%
     26,800    Brostrom, Class B............      128,327
                                              -----------
                                                  829,974
                                              -----------
               SWITZERLAND -- 4.5%
               Banking -- 0.4%
        410    Graubuendner Kantonalbank....      153,206
                                              -----------
               Chemicals -- 0.0%
        900    Clariant.....................        8,191
                                              -----------
               Food -- 0.0%
         12    Bell Holding.................        6,393
                                              -----------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               SWITZERLAND (CONTINUED)
               Instruments -- 1.1%
      1,870    Centerpulse*.................  $   399,890
                                              -----------
               Insurance -- 0.2%
      2,010    Swiss Life Holdings*.........       74,365
                                              -----------
               Machinery -- 1.3%
        880    Bucher Industries*...........       77,487
     15,230    Saurer*......................      371,326
                                              -----------
                                                  448,813
                                              -----------
               Media -- 0.3%
        715    PubliGroupe*.................      105,283
                                              -----------
               Services -- 0.7%
      1,323    Kuoni Reisen Holding*........      262,358
                                              -----------
               Transportation -- 0.4%
        910    Jungfraubahn Holding.........      158,237
                                              -----------
               Wholesale -- 0.1%
         45    Daetwyler Holding............       55,274
                                              -----------
                                                1,672,010
                                              -----------
               UNITED KINGDOM -- 13.0%
               Building -- 1.7%
      6,372    George Wimpey................       24,021
    167,000    Mowlem.......................      351,738
    114,000    Taylor Woodrow...............      316,241
                                              -----------
                                                  692,000
                                              -----------
               Construction Materials --0.2%
     59,000    Aggregate Industries.........       69,011
                                              -----------
               Food -- 1.1%
    211,571    ALPHA Airports Group.........      187,275
    435,000    Express Dairies..............      213,151
                                              -----------
                                                  400,426
                                              -----------
               Instruments -- 0.7%
     72,000    Oxford Instruments...........      139,982
    321,000    Senior.......................      115,431
                                              -----------
                                                  255,413
                                              -----------
               Insurance -- 0.3%
    202,000    Highway Insurance Holdings...      121,331
                                              -----------
               IT Hardware -- 0.1%
     22,283    TT Electronics...............       30,115
                                              -----------
               Machinery -- 1.0%
    218,000    Delta........................      372,149
                                              -----------
               Media -- 0.7%
     44,000    Trinity Mirror...............      264,632
                                              -----------
               Oil Services -- 0.9%
    133,000    Hunting......................      183,423
     49,200    Ramco Energy*................      168,757
                                              -----------
                                                  352,180
                                              -----------
               Paper -- 0.3%
     26,000    British Polythene
                 Industries.................       96,269
                                              -----------
               Real Estate
                 Development -- 0.6%
     45,000    Slough Estates...............      218,722
                                              -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

   SHARES                                        VALUE
------------                                  ------------
               COMMON STOCKS (CONTINUED)
               UNITED KINGDOM (CONTINUED)
          !    Retail -- 0.2%
     21,375    WH Smith.....................  $    86,831
                                              -----------
               Services -- 1.5%
     67,559    Reed Executive...............      127,077
     87,000    Savills......................      189,773
    419,000    Sygen International..........      254,155
                                              -----------
                                                  571,005
                                              -----------
               Soap & Cosmetics -- 0.7%
     20,400    Body Shop International......       25,796
    200,000    McBride......................      222,556
                                              -----------
                                                  248,352
                                              -----------
               Software -- 0.3%
    158,000    Alphameric...................      107,389
                                              -----------
               Textiles -- 0.6%
     64,000    Alexon Group.................      218,509
                                              -----------
               Transportation -- 0.9%
    287,000    Stagecoach Group.............      192,800
     54,000    TDG..........................      141,689
                                              -----------
                                                  334,489
                                              -----------
               Travel & Entertainment --0.4%
      3,897    Silentnight Holdings.........        6,554
     12,000    Whitbread....................       99,391
     30,583    Yates Group..................       27,554
                                              -----------
                                                  133,499
                                              -----------
               Wholesale -- 0.8%
    329,000    Danka Business Systems*......      296,419
                                              -----------
                                                4,868,741
                                              -----------
               TOTAL COMMON STOCKS..........   33,496,826
                                              -----------
               PREFERRED STOCKS -- 0.7%
               GERMANY -- 0.7%
               Media -- 0.2%
     10,020    ProSiebenSat.1 Media.........       59,589
                                              -----------

   SHARES
OR PRINCIPAL                                     VALUE
------------                                  ------------
               PREFERRED STOCKS (CONTINUED)
               GERMANY (CONTINUED)
               Wholesale -- 0.5%
     21,957    Jungheinrich.................  $   192,874
                                              -----------
               TOTAL PREFERRED STOCKS.......      252,463
                                              -----------
               RIGHTS -- 0.0%
               AUSTRALIA -- 0.0%
               Services -- 0.0%
      5,827    Flight Centre................          114
                                              -----------
               TOTAL RIGHTS.................          114
                                              -----------
               REPURCHASE AGREEMENTS -- 5.7%
 $2,125,000    State Street Bank dated
                 3/31/03, due 4/1/03 at
                 0.15% with a maturity value
                 of $2,125,009 (Fully
                 collateralized by Federal
                 Home Loan Bank
                 securities)................    2,125,000
                                              -----------
               TOTAL REPURCHASE
                 AGREEMENTS.................    2,125,000
                                              -----------
               TOTAL INVESTMENTS (COST
                 $38,558,863) (a) --
                 95.7%......................   35,874,403
               OTHER ASSETS IN EXCESS OF
                 LIABILITIES -- 4.3%........    1,599,281
                                              -----------
               NET ASSETS -- 100.0%.........  $37,473,684
                                              ===========

---------------

*  Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $38,909,824 and differs from value by net unrealized depreciation of securities as follows:

   Unrealized appreciation................  $ 2,121,576
   Unrealized depreciation................   (5,156,997)
                                            -----------
   Net unrealized depreciation............  $(3,035,421)
                                            ===========

(b) Bankrupt security/delisted; fair-valued by management

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions

[PERFORMANCE GRAPH]

                                                                    AXA ROSENBERG VALUE
                                                                   LONG/SHORT EQUITY FUND           U.S. 90-DAY TREASURY BILLS
                                                                   ----------------------           --------------------------
12/16/1997                                                                 1.0000                             1.0000
3/31/1998                                                                  0.9970                             1.0151
3/31/1999                                                                  0.9241                             1.0636
3/31/2000                                                                  0.7936                             1.1162
3/31/2001                                                                  0.9202                             1.1807
3/31/2002                                                                  1.0447                             1.2168
3/31/2003                                                                  1.2219                             1.2354

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                                      SINCE        SINCE
                                                     LAST       LAST       LAST     INCEPTION    INCEPTION
VALUE LONG/SHORT                                    1 YEAR    3 YEARS    5 YEARS    (12/16/97)   (12/18/97)
----------------                                   --------   --------   --------   ----------   ----------
Institutional Shares (BMNIX).....................    16.96%     15.48%      4.15%       3.86%
Investor Shares (BRMIX)..........................    16.54%     15.08%      3.79%                    3.51%
Class A Shares (RVMAX)(1)........................    16.44%     14.91%      3.63%       3.45%
Class A Shares*(1)...............................    10.04%     12.76%      2.46%       2.35%
Class B Shares (RVMBX)(1)........................    15.77%     14.34%      3.10%       2.91%
Class B Shares**(1)..............................    10.77%     13.31%      2.74%       2.74%
Class C Shares (RVMCX)(2)........................    15.75%     14.32%      3.11%       2.82%
Class C Shares(2)................................    14.75%     14.32%      3.11%       2.82%
U.S. 90-day T-Bills..............................     1.53%      3.44%      4.01%       4.08%        4.07%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares, Class B Shares and Class C Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares, Class B Shares and Class C Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     For the year ended March 31, 2003, amidst a continued declining equity market, the Fund strongly outperformed its 90-Day T-bill benchmark. While investors struggled with increasing economic and geopolitical uncertainty, sluggish corporate earnings growth and a seemingly endless flow of accounting scandals, they continued to favor stocks with compellingly priced fundamentals and future earnings prospects. This focus, which has been a feature of the market environment for much of the past 3 years, was a favorable one for the Manager's strategy.

     Value stocks remained the favored style group within mid/small cap stocks, with the Russell 2500 Value Index(3) outperforming the Russell 2500 Growth Index(4) by more than 8% over the period. However, value stocks' advantage over growth stocks continued to narrow over the year. In fact, growth stocks led the market during the final 6 months of this year-long period. Thus, the Fund's value exposure provided a positive boost to performance, although the impact was smaller than in the prior two years.

     Over the year, the Fund's style exposures and industry exposures contributed positively to the return, though half of the annual return could not be explained by these "common factor risks." Rather, it is attributable to the Manager's specific stock selection policy. Among the style exposure that helped the most were the Fund's negative net Beta(5), the positive exposure to stocks with strong price momentum, and as alluded to above, the Fund's value exposures (positive exposure to book/price(6), earnings/price(7), and dividends/price(8)). Among the industry exposures that helped the most were negative net exposures to both the Telephone and IT Hardware industries.

     On July 31, 2002, the name of the Fund was changed to the AXA Rosenberg Value Long/Short Equity Fund from the AXA Rosenberg Value Market Neutral Fund.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Investment in shares of the AXA Rosenberg Value Long/Short Equity Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Value Long/Short Equity Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Value Long/Short Equity Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg Value Long/Short Equity Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Small capitalization funds typically carry additional risks, since smaller companies generally have experienced a greater degree of volatility than average.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

*    Reflects maximum 5.50% sales charge.
**   Reflects the applicable contingent deferred sales charge
     (CDSC) maximum 5.00%.
(1)  Prior to the inception of Class A and Class B Shares on
     October 1, 2001, the performance is based on Institutional
     Share performance adjusted to reflect the deduction of fees and expenses.
(2) Prior to the inception of Class C Shares on March 18, 2003, the performance is based upon Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(3)  The Russell 2500 Value Index measures the performance of the
     Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.
(4) The Russell 2500 Growth Index measures the performance of the Russell 2500 Index companies with high price-to-book ratios and higher forecasted growth values.
(5) Beta is the systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g. a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.
(6) Book to Price compares the stock's market value to the value of the total assets less the total liabilities.
(7) Earnings to Price Ratio is the price of a stock divided by its earnings per share. The P/E ratio may either use the reported earnings from the latest year or employ an analyst's forecast of next year's earnings.
(8) Dividends to Price Ratio is the company's total dividend yield, over the trailing one-year period, divided by current price.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS -- 90.1%
             AIRLINES -- 0.6%
     7,000   Airborne, Inc. .............  $    137,270
     7,800   AirNet Systems, Inc.*.......        17,862
     1,900   AirTran Holdings, Inc.*.....        12,787
    17,000   CNF, Inc. ..................       517,650
     4,500   Mesaba Holdings, Inc.*......        25,335
     3,000   Offshore Logistics, Inc.*...        54,150
                                           ------------
                                                765,054
                                           ------------
             AUTOS -- 0.5%
    15,500   Lear Corp.*.................       547,925
       500   Oshkosh Truck Corp. ........        31,150
     3,400   R&B, Inc.*..................        32,980
     2,100   Spartan Motors, Inc. .......        18,396
     1,700   Strattec Security Corp.*....        74,800
                                           ------------
                                                705,251
                                           ------------
             BANKS -- 3.3%
       100   ACE Cash Express, Inc.*.....           922
    35,900   Advanta Corp., Class A......       245,197
       700   ASTA Funding, Inc.*.........        12,047
     1,900   Berkshire Bancorp, Inc. ....        61,313
     3,000   Capital Trust, Class A......        17,250
       500   Central Bancorp, Inc. ......        15,565
    13,000   Colonial BancGroup, Inc. ...       146,250
    24,500   Commercial Federal Corp. ...       532,140
    10,900   CompuCredit Corp.*..........        68,452
     1,200   Crescent Banking Co. .......        20,460
       849   Doral Financial Corp. ......        30,012
     7,200   DVI, Inc.*..................        61,560
     1,600   First Bancshares, Inc. .....        22,960
     1,100   First Citizens BancShares,
               Inc., Class A.............       103,499
    16,000   Hibernia Corp., Class A.....       271,360
       500   Horizon Bancorp.............        13,950
     6,900   HPSC, Inc.*.................        48,438
     9,300   InterCept, Inc.*............        38,223
     2,300   Intervest Bancshares
               Corp.*....................        25,576
    24,300   Irwin Financial Corp. ......       473,607
     4,600   ITLA Capital Corp.*.........       152,030
       700   Jacksonville Bancorp,
               Inc. .....................        19,005
     1,400   Kankakee Bancorp, Inc. .....        51,800
     1,300   LSB Financial Corp. ........        27,872
     1,700   New Century Financial
               Corp. ....................        53,008
     3,000   North Central Bancshares,
               Inc. .....................       101,910
       100   Northeast Pennsylvania
               Financial Corp. ..........         1,645
       400   Northway Financial, Inc. ...        11,564
       100   Pinnacle Bancshares,
               Inc. .....................         1,182
    49,100   Provident Financial Group,
               Inc. .....................     1,042,393
     3,800   PSB Bancorp, Inc.*..........        25,650
       414   Quaker City Bancorp,
               Inc.*.....................        14,051
     7,800   R & G Financial Corp., Class
               B.........................       171,600
       100   Republic Bancshares,
               Inc.*.....................         1,995
    18,500   Riggs National Corp. .......       265,475
       900   The Washington Savings Bank,
               F.S.B.....................         8,856
       100   UICI*.......................           961
        15   UMB Financial Corp. ........           551
     1,785   Unity Bancorp, Inc.*........        14,262

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             BANKS (CONTINUED)
     3,630   Wainwright Bank & Trust
               Co. ......................  $     34,775
       300   Wells Financial Corp. ......         6,840
     7,400   Westcorp....................       137,418
     5,000   WFS Financial, Inc.*........        96,700
                                           ------------
                                              4,450,324
                                           ------------
             BIOTECHNOLOGY -- 0.1%
    21,300   Nabi Biopharmaceuticals*....       127,800
                                           ------------
             BUILDING -- 2.5%
     1,100   Coachmen Industries,
               Inc. .....................        12,100
       600   D.R. Horton, Inc. ..........        11,520
     1,700   Dominion Homes, Inc.*.......        23,120
     9,900   Hovnanian Enterprises, Inc.,
               Class A*..................       342,045
     5,300   KB HOME.....................       240,885
    16,900   Lennar Corp. ...............       904,995
     1,100   M/I Schottenstein Homes,
               Inc. .....................        31,548
     3,700   Matrix Service Co.*.........        38,961
     6,200   Modtech Holdings, Inc.*.....        43,152
    16,500   Pulte Homes, Inc. ..........       827,475
    13,400   Ryland Group, Inc. .........       578,746
     5,500   Skyline Corp. ..............       143,550
     8,100   Technical Olympic USA,
               Inc.*.....................       136,485
                                           ------------
                                              3,334,582
                                           ------------
             CELLULAR -- 0.3%
     9,000   Boston Communications Group,
               Inc.*.....................       140,940
     8,900   U.S. Cellular Corp.*........       210,129
                                           ------------
                                                351,069
                                           ------------
             CHEMICALS -- 2.4%
    27,900   A. Schulman, Inc. ..........       405,387
     3,710   American Vanguard Corp. ....        92,713
     7,600   Bairnco Corp. ..............        38,760
    26,700   Cytec Industries, Inc.*.....       743,595
     5,600   Esterline Technologies
               Corp.*....................        94,696
       600   Ethyl Corp.*................         5,916
    46,900   Great Lakes Chemical
               Corp. ....................     1,041,180
     2,800   Lubrizol Corp. .............        84,028
       700   Octel Corp. ................        10,143
    21,300   Sherwin-Williams Co. .......       562,959
     3,000   Stepan Co. .................        69,120
     9,300   Wellman, Inc. ..............        86,769
                                           ------------
                                              3,235,266
                                           ------------
             CONSTRUCTION
               MATERIALS -- 0.3%
     6,000   Ameron International
               Corp. ....................       358,800
     1,500   Continental Materials
               Corp.*....................        39,675
       100   U.S. Concrete, Inc.*........           420
                                           ------------
                                                398,895
                                           ------------
             DEFENSE -- 1.3%
     3,500   Allied Defense Group,
               Inc.*.....................        55,825
       100   AMETEK, Inc. ...............         3,301
     9,900   Garmin Ltd.*................       354,420
    16,280   Griffon Corp.*..............       210,012
     3,000   Kaman Corp., Class A........        29,340
     2,100   Lowrance Electronics,
               Inc.*.....................        11,991

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             DEFENSE (CONTINUED)
    37,200   Textron, Inc. ..............  $  1,021,512
     3,300   Todd Shipyards Corp.*.......        42,900
                                           ------------
                                              1,729,301
                                           ------------
             DRUGS -- 4.1%
     4,200   American Pharmaceuticals,
               Inc.*.....................        80,430
     1,300   Balchem Corp. ..............        22,204
     8,900   BioSource International,
               Inc.*.....................        53,400
     3,300   E-Z-EM, Inc.*...............        30,855
     6,400   Genencor International,
               Inc.*.....................        64,960
    18,400   Medicines Co.*..............       342,976
    22,000   Meridian Bioscience,
               Inc. .....................       172,480
    44,850   Mylan Laboratories, Inc. ...     1,289,437
    20,300   Nature's Sunshine Products,
               Inc. .....................       178,031
    59,700   NBTY, Inc.*.................     1,131,912
    20,000   Nutraceutical International
               Corp.*....................       155,400
    48,400   Perrigo Co. ................       574,992
    12,800   Pharmaceutical Resources,
               Inc.*.....................       543,744
    10,068   SeraCare Life Sciences,
               Inc.*.....................        34,131
    18,500   Taro Pharmaceutical
               Industries Ltd.*..........       708,180
     7,300   USANA Health Sciences,
               Inc.*.....................       145,270
                                           ------------
                                              5,528,402
                                           ------------
             DURABLES -- 0.5%
    11,300   Arctic Cat, Inc. ...........       176,393
     1,800   Harman International
               Industries, Inc. .........       105,426
    13,500   Huffy Corp.*................        66,420
     1,500   Rockford Corp.*.............         8,117
    10,600   Thor Industries, Inc. ......       265,318
                                           ------------
                                                621,674
                                           ------------
             ELECTRIC UTILITIES -- 2.2%
    20,200   Central Vermont Public
               Service Corp. ............       347,440
    51,800   Constellation Energy Group,
               Inc. .....................     1,436,414
    35,000   Great Plains Energy,
               Inc. .....................       835,450
     1,400   Green Mountain Power
               Corp. ....................        28,294
     1,600   Maine Public Service Co. ...        44,560
     6,800   SCANA Corp. ................       203,456
     2,500   WPS Resources Corp. ........       100,000
                                           ------------
                                              2,995,614
                                           ------------
             FINANCIAL INVESTMENTS --1.0%
    15,500   Aaron Rents, Inc. ..........       315,890
     4,700   California First National
               Bancorp...................        47,940
     3,800   G-III Apparel Group Ltd.*...        22,990
     4,300   Midas, Inc.*................        31,390
     8,500   PICO Holdings, Inc.*........       105,740
    14,100   Rent-A-Center, Inc.*........       771,411
    15,800   TechTeam Global, Inc.*......        95,432
     4,300   Willis Lease Finance
               Corp.*....................        24,381
                                           ------------
                                              1,415,174
                                           ------------
             FOOD -- 1.8%
    46,000   Bunge Ltd. .................     1,157,360
     5,100   Campbell Soup Co. ..........       107,100
     1,100   Corn Products International,
               Inc. .....................        32,076

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             FOOD (CONTINUED)
    11,900   Flowers Foods, Inc. ........  $    325,941
     3,800   J & J Snack Foods Corp.*....       115,216
     4,100   John B. Sanfilippo & Son,
               Inc.*.....................        58,835
       300   Lance, Inc. ................         2,412
     3,400   National Beverage Corp.*....        47,498
     1,800   Pepsi Bottling Group,
               Inc. .....................        32,274
    21,900   PepsiAmericas, Inc. ........       257,544
       800   Seaboard Corp. .............       161,600
     3,500   Seneca Foods Corp., Class
               B*........................        64,470
     1,300   Zapata Corp.*...............        49,751
                                           ------------
                                              2,412,077
                                           ------------
             HEALTH -- 3.1%
    11,000   American Medical Security
               Group, Inc.*..............       145,640
    27,200   Coventry Health Care,
               Inc.*.....................       894,880
     1,000   DaVita, Inc.*...............        20,730
    11,900   Health Net, Inc.*...........       318,563
    84,200   Humana, Inc.*...............       808,320
       300   LabOne, Inc.*...............         5,775
       100   Lincare Holdings, Inc.*.....         3,069
    26,100   Mid Atlantic Medical
               Services, Inc.*...........     1,058,355
     6,156   National Home Health Care
               Corp.*....................        55,712
    18,400   Sierra Health Services,
               Inc.*.....................       237,360
    87,400   US Oncology, Inc.*..........       620,540
                                           ------------
                                              4,168,944
                                           ------------
             HOUSEHOLD -- 3.0%
    24,700   Acuity Brands, Inc. ........       332,215
     2,600   American Biltrite, Inc. ....        19,630
     1,800   American Locker Group,
               Inc.*.....................        21,600
     7,800   Applica, Inc.*..............        38,142
    55,600   Brunswick Corp. ............     1,056,399
     7,000   Central Garden & Pet Co.*...       151,480
     2,300   Chase Corp. ................        21,965
       400   Escalade, Inc.*.............         5,468
    21,700   Helen of Troy Ltd.*.........       284,270
     1,500   Hillenbrand Industries,
               Inc. .....................        76,470
     2,699   Jakks Pacific, Inc.*........        27,962
     9,200   Johnson Outdoors, Inc.,
               Class A*..................        81,880
     5,832   K2, Inc.*...................        45,023
    32,800   Kimball International, Inc.,
               Class B...................       457,593
       314   Knape & Vogt Manufacturing
               Co. ......................         3,473
    33,400   La-Z-Boy, Inc. .............       577,152
    10,300   Movado Group, Inc. .........       195,700
       700   Ohio Art Co. ...............         9,695
     3,200   Steelcase, Inc., Class A....        30,560
    41,200   Tredegar Corp. .............       492,340
       100   Virco Manufacturing
               Corp. ....................           964
     3,500   West Pharmaceutical
               Services, Inc. ...........        68,600
                                           ------------
                                              3,998,581
                                           ------------
             INSTRUMENTS -- 6.3%
     4,000   Ade Corp.*..................        23,800
     4,300   Badger Meter, Inc. .........       132,182
    24,600   Bausch & Lomb, Inc. ........       809,094

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             INSTRUMENTS (CONTINUED)
       100   Bio-Logic Systems Corp.*....  $        465
    15,800   Bio-Rad Laboratories, Inc.,
               Class A*..................       564,850
     6,700   Biosite, Inc.*..............       257,347
       580   Candela Corp.*..............         4,976
     7,350   CONMED Corp.*...............       120,614
       400   Cyberonics, Inc.*...........         8,556
    16,300   Datascope Corp. ............       441,404
    35,300   Edwards Lifesciences
               Corp.*....................       967,221
       400   IDEXX Laboratories, Inc.*...        13,988
    27,100   Invacare Corp. .............       853,379
     8,100   InVision Technologies,
               Inc.*.....................       182,007
     1,900   Invivo Corp.*...............        25,574
       600   Isco, Inc. .................         4,260
     3,200   K-Tron International,
               Inc.*.....................        50,624
     2,100   Kewaunee Scientific
               Corp. ....................        17,220
     4,600   LeCroy Corp.*...............        44,804
       100   Mesa Laboratories, Inc.*....           615
    11,000   Mine Safety Appliances
               Co. ......................       391,600
     6,960   New Brunswick Scientific
               Co., Inc.*................        34,730
    17,600   Raven Industries, Inc. .....       294,272
    23,241   Respironics, Inc.*..........       798,816
     5,000   Sola International, Inc.*...        61,800
     1,800   Span-America Medical
               Systems, Inc. ............        14,778
    35,000   STERIS Corp.*...............       915,600
     2,000   Synovis Life Technologies,
               Inc.*.....................        22,880
     1,800   Sypris Solutions, Inc. .....        14,184
    35,200   Thermo Electron Corp.*......       637,120
     9,000   Trimble Navigation Ltd.*....       170,460
     3,700   Utah Medical Products,
               Inc.*.....................        67,310
     7,600   Varian Medical Systems,
               Inc.*.....................       409,868
     2,100   Zoll Medical Corp.*.........        85,806
                                           ------------
                                              8,442,204
                                           ------------
             INSURANCE -- 5.4%
    17,900   American Financial Group,
               Inc. .....................       355,315
     2,000   American National Insurance
               Co. ......................       155,860
     5,400   Aon Corp. ..................       111,672
    13,700   Crawford & Co., Class B.....        56,855
     5,500   FBL Financial Group, Inc.,
               Class A...................       108,625
    48,090   Fidelity National Financial,
               Inc. .....................     1,642,274
       500   Financial Industries
               Corp. ....................         7,220
    39,000   First American Corp. .......       951,600
    10,400   FPIC Insurance Group,
               Inc.*.....................        77,272
     4,900   LandAmerica Financial Group,
               Inc. .....................       194,775
     3,800   Max Re Capital Ltd. ........        47,880
     1,600   National Western Life
               Insurance Co., Class A*...       149,776
    26,100   Odyssey Re Holdings
               Corp. ....................       471,105
     7,000   Old Republic International
               Corp. ....................       187,250
     1,200   Protective Life Corp. ......        34,260
    18,900   PXRE Group Ltd. ............       405,783
    32,000   Radian Group, Inc. .........     1,068,160
    10,000   Reinsurance Group of
               America, Inc. ............       262,800

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
       200   SAFCO Corp. ................  $      6,994
       400   Selective Insurance Group,
               Inc. .....................         9,816
    15,800   Stewart Information Services
               Corp.*....................       366,718
    63,400   UnumProvident Corp. ........       621,320
                                           ------------
                                              7,293,330
                                           ------------
             IT HARDWARE -- 1.9%
    52,500   3Com Corp.*.................       258,825
    10,700   Artisan Components, Inc.*...       172,923
    12,400   Benchmark Electronics,
               Inc.*.....................       351,292
     7,700   Cobra Electronics Co.*......        46,354
     6,300   Comtech Telecommunications
               Corp.*....................        81,900
    10,175   Daktronics, Inc.*...........       158,221
     8,500   Diodes, Inc.*...............        89,250
     3,700   EMS Technologies, Inc.*.....        51,652
       700   Espey Mfg. & Electronics
               Corp. ....................        12,250
    13,200   Hutchinson Technology,
               Inc.*.....................       326,304
    13,600   Imation Corp.*..............       506,191
     1,316   Lifeline Systems, Inc.*.....        26,873
    20,000   MEMC Electronic Materials,
               Inc.*.....................       225,000
       200   NetScreen Technologies,
               Inc.*.....................         3,356
     1,800   Nortech Systems, Inc.*......        12,780
     6,405   Sparton Corp.*..............        50,792
    10,700   Standard Microsystems
               Corp.*....................       162,533
     1,600   Trans-Lux Corp. ............         8,400
     2,800   Video Display Corp.*........        18,480
                                           ------------
                                              2,563,376
                                           ------------
             LIQUOR & TOBACCO -- 0.2%
     6,860   Robert Mondavi Corp., Class
               A*........................       137,543
     8,300   Standard Commercial
               Corp. ....................       130,227
     5,000   Todhunter International,
               Inc.*.....................        50,700
                                           ------------
                                                318,470
                                           ------------
             MACHINERY -- 4.1%
     5,700   American Standard Cos.,
               Inc.*.....................       391,989
    10,200   Ampco-Pittsburgh Corp. .....       132,396
     4,000   BHA Group Holdings, Inc. ...        88,000
     2,400   Butler Manufacturing Co. ...        39,360
     3,600   Cascade Corp. ..............        51,840
     4,600   Cummins, Inc. ..............       113,160
       100   ESCO Technologies, Inc.*....         3,280
       850   Federal Screw Works.........        35,743
       600   Hardinge, Inc. .............         4,110
    28,700   Harsco Corp. ...............       875,063
     1,600   International Aluminum
               Corp. ....................        29,040
    11,500   Kaydon Corp. ...............       216,430
       700   Lennox International,
               Inc. .....................        10,080
       300   Lifetime Hoan Corp. ........         1,893
       900   Minuteman International,
               Inc. .....................         7,254
     1,000   P & F Industries, Inc.*.....         6,670
     2,125   Q.E.P. Co., Inc.*...........        14,556
    47,700   Rockwell Automation,
               Inc. .....................       987,390
     5,200   Rofin-Sinar Technologies,
               Inc.*.....................        57,616
    42,900   Snap-on, Inc. ..............     1,062,204
     9,600   SPS Technologies, Inc.*.....       234,240

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             MACHINERY (CONTINUED)
    11,800   Standard Motor Products,
               Inc. .....................  $    130,980
     5,600   Standex International
               Corp. ....................       106,680
     5,000   Tecumseh Products Co., Class
               B.........................       195,500
       500   Timken Co. .................         7,810
    10,900   Toro Co. ...................       763,545
       200   Twin Disc, Inc. ............         2,280
                                           ------------
                                              5,569,109
                                           ------------
             MEDIA -- 2.2%
       500   Banta Corp. ................        14,740
    26,700   Bowne & Co., Inc. ..........       267,000
     1,500   Equity Marketing, Inc.*.....        19,650
       565   Grey Global Group, Inc. ....       348,599
     5,400   Integrity Media, Inc.*......        24,786
    17,900   John H. Harland Co. ........       435,149
     2,400   John Wiley & Sons, Inc. ....        54,432
    13,100   Lin TV Corp., Class A*......       268,681
    23,100   Media General, Inc., Class
               A.........................     1,137,444
     6,800   Metro-Goldwyn-Mayer,
               Inc.*.....................        71,400
     6,000   New England Business
               Services, Inc. ...........       153,600
     5,600   Outlook Group Corp. ........        27,216
     5,600   Radio One, Inc., Class A*...        74,144
     7,000   Thomas Nelson, Inc.*........        59,570
                                           ------------
                                              2,956,411
                                           ------------
             METALS -- 0.3%
    10,500   AMCOL International
               Corp. ....................        59,640
        26   Gibraltar Steel Corp. ......           485
    11,100   Intermet Corp. .............        40,404
    14,000   Layne Christensen Co.*......       118,580
     4,300   Olympic Steel, Inc.*........        15,265
       100   RTI International Metals,
               Inc.*.....................           980
    11,700   Steel Dynamics, Inc.*.......       136,304
     5,500   Steel Technologies, Inc. ...        49,286
                                           ------------
                                                420,944
                                           ------------
             MISCELLANEOUS
               FINANCIAL -- 1.5%
     4,200   Ambac Financial Group,
               Inc. .....................       212,184
    39,100   Federated Investors, Inc.,
               Class B...................       995,095
    38,700   Interactive Data Corp.*.....       542,187
     5,700   Maxcor Financial Group,
               Inc.*.....................        39,330
     3,700   Raymond James Financial,
               Inc. .....................        95,719
     5,900   Stifel Financial Corp. .....        69,384
       500   Ziegler Co., Inc. ..........         7,350
                                           ------------
                                              1,961,249
                                           ------------
             OFFICE MACHINERY -- 1.8%
    35,300   Iomega Corp.*...............       391,830
     8,000   Metrologic Instruments,
               Inc.*.....................        85,040
     6,200   Nam Tai Electronics,
               Inc. .....................       155,992
    15,100   PAR Technology Corp.*.......        73,990
    10,400   Printronix, Inc.*...........       100,880
    63,800   Storage Technology Corp.*...     1,290,036
     5,000   Stratasys, Inc.*............        65,500
    34,300   Western Digital Corp.*......       310,758
                                           ------------
                                              2,474,026
                                           ------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             OIL -- 1.2%
     8,900   Cabot Oil & Gas Corp., Class
               A.........................  $    213,600
     9,400   Callon Petroleum Co.*.......        40,044
       600   Carrizo Oil & Gas, Inc.*....         2,760
    22,100   Comstock Resources, Inc.*...       223,210
     9,200   Forest Oil Corp.*...........       205,160
     1,400   Noble Energy, Inc. .........        48,006
     1,100   Patina Oil & Gas Corp. .....        36,190
     4,600   PetroCorp, Inc.*............        50,232
    10,100   Pioneer Natural Resources
               Co.*......................       253,510
    15,000   Remington Oil & Gas
               Corp.*....................       255,450
       300   Stone Energy Corp.*.........        10,074
    24,300   Vintage Petroleum, Inc. ....       230,850
                                           ------------
                                              1,569,086
                                           ------------
             OIL DISTRIBUTION -- 1.3%
    22,100   Lafarge North America,
               Inc. .....................       642,005
    17,800   Petroleum Development
               Corp.*....................       112,140
       900   Quaker Chemical Corp. ......        18,360
    26,400   Sunoco, Inc. ...............       965,448
                                           ------------
                                              1,737,953
                                           ------------
             OIL SERVICES -- 1.0%
     1,400   Lufkin Industries, Inc. ....        26,810
    16,800   National-Oilwell, Inc.*.....       376,152
    25,400   Oil States International,
               Inc.*.....................       304,800
    34,800   Pride International,
               Inc.*.....................       469,452
    10,445   Resource America, Inc.,
               Class A...................        83,142
    13,200   Torch Offshore, Inc.*.......        66,660
     9,100   Veritas DGC, Inc.*..........        60,515
                                           ------------
                                              1,387,531
                                           ------------
             OTHER UTILITIES -- 0.6%
     6,600   Chesapeake Utilities
               Corp. ....................       124,080
    35,300   ONEOK, Inc. ................       647,402
     5,000   Republic Services, Inc.*....        99,200
                                           ------------
                                                870,682
                                           ------------
             PAPER -- 0.4%
       700   CSS Industries, Inc. .......        22,666
     2,900   DSG International Ltd.*.....        10,295
     6,200   Glatfelter..................        66,092
    16,800   Lydall, Inc.*...............       147,840
     4,400   Nashua Corp.*...............        39,160
       200   Trex Co., Inc.*.............         6,456
    13,500   Universal Forest Products,
               Inc. .....................       209,250
                                           ------------
                                                501,759
                                           ------------
             REAL ESTATE DEVELOPMENT --
               0.5%
     5,500   American Safety Insurance
               Group Ltd. ...............        38,225
     4,500   AMREP Corp.*................        39,105
         7   Developers Diversified
               Realty Corp. .............           163
     1,500   ILX Resorts, Inc.*..........        11,835
     2,700   J.W. Mays, Inc.*............        34,236
    13,100   LNR Property Corp. .........       441,470
     4,500   Patriot Transportation
               Holding, Inc.*............       100,260

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE DEVELOPMENT
               (CONTINUED)
     4,100   Stratus Properties, Inc.*...  $     32,841
                                           ------------
                                                698,135
                                           ------------
             REAL ESTATE INVESTMENT
               TRUSTS -- 2.3%
     4,300   Boykin Lodging Co. .........        31,691
     8,300   Brandywine Realty Trust.....       182,600
    10,000   CBL & Associates Properties,
               Inc. .....................       405,900
    11,900   ElderTrust*.................        81,396
       200   Glenborough Realty Trust,
               Inc. .....................         3,092
     8,600   Innkeepers USA Trust........        55,900
    50,400   iStar Financial, Inc. ......     1,470,168
     5,100   Koger Equity, Inc. .........        78,030
     1,000   Middleton Doll Co. .........         4,230
     2,600   Novastar Financial, Inc. ...        88,790
    18,800   Prentiss Properties Trust...       509,480
     4,800   Presidential Realty Corp.,
               Class B...................        33,120
     7,200   SL Green Realty Corp. ......       220,032
                                           ------------
                                              3,164,429
                                           ------------
             RETAIL -- 5.8%
     4,100   1-800 CONTACTS, Inc.*.......        83,025
     2,500   Abercrombie & Fitch Co.,
               Class A*..................        75,075
    27,200   AnnTaylor Stores Corp.*.....       558,416
    62,800   AutoNation, Inc.*...........       800,700
     4,700   AutoZone, Inc.*.............       322,937
     2,100   Blair Corp. ................        49,371
     6,300   Boston Beer Co., Inc., Class
               A*........................        79,128
     1,500   Brown Shoe Co., Inc. .......        40,605
     3,900   Burlington Coat Factory
               Warehouse Corp. ..........        63,570
    65,100   Caremark Rx, Inc.*..........     1,181,565
       900   Cato Corp., Class A.........        17,136
    18,400   Chico's FAS, Inc.*..........       368,000
     8,419   Chronimed, Inc.*............        75,771
     4,800   Coldwater Creek, Inc.*......        45,552
    10,400   Dress Barn, Inc.*...........       139,880
     1,000   Foodarama Supermarkets,
               Inc.*.....................        24,750
    46,600   Foot Locker, Inc. ..........       498,620
    15,000   Friedman's, Inc., Class A...       144,000
       400   Gart Sports Co.*............         7,632
    26,200   Linens 'n Things, Inc.*.....       532,384
    10,300   Longs Drug Stores Corp. ....       154,500
     4,500   Neiman Marcus Group, Inc.,
               Class A*..................       130,455
    40,900   Office Depot, Inc.*.........       483,847
    43,500   Payless ShoeSource, Inc.*...       680,775
     4,600   PC Connection, Inc.*........        24,150
     8,300   REX Stores Corp.*...........        84,245
     1,100   Ross Stores, Inc. ..........        39,765
    17,500   Ruddick Corp. ..............       215,250
       300   S&K Famous Brands, Inc.*....         2,610
    58,900   Saks, Inc.*.................       452,941
       100   Sharper Image Corp.*........         1,801
    26,400   ShopKo Stores, Inc.*........       307,560

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
     4,400   Sport Chalet, Inc.*.........  $     29,568
     2,700   Village Super Market,
               Inc.*.....................        61,479
                                           ------------
                                              7,777,063
                                           ------------
             SERVICES -- 7.1%
     2,100   Ablest, Inc.*...............        10,290
     3,100   Alloy Online, Inc.*.........        15,531
     2,100   Almost Family, Inc.*........         8,946
     2,900   Ambassadors International,
               Inc.*.....................        27,811
    31,346   Apollo Group, Inc., Class
               A*........................     1,564,165
    19,800   Career Education Corp.*.....       968,616
    14,500   CDI Corp.*..................       337,850
    22,200   Corinthian Colleges,
               Inc.*.....................       876,900
     8,900   Cornell Cos., Inc.*.........        74,760
     6,100   CPI Corp. ..................        80,093
    23,200   Deluxe Corp. ...............       931,016
     2,200   Ecology & Environment,
               Inc. .....................        17,270
     9,200   Exponent, Inc.*.............       120,980
     4,600   Factual Data Corp.*.........        42,826
     7,900   Fidelity National
               Information Solutions,
               Inc.*.....................       140,225
    14,100   G & K Services, Inc. .......       338,400
     4,300   Horizon Health Corp.*.......        73,143
     8,400   IMCO Recycling, Inc.*.......        53,340
     1,900   Imperial Parking Corp.*.....        39,045
     4,800   Insignia Financial Group,
               Inc.*.....................        52,512
    28,600   Jones Lang LaSalle, Inc.*...       390,676
     3,100   Kelly Services, Inc., Class
               A.........................        66,712
    14,100   Kroll, Inc.*................       301,881
    22,900   Labor Ready, Inc.*..........       130,530
       600   Lightbridge, Inc.*..........         3,828
     5,000   Michael Baker Corp.*........        43,100
     5,900   Monro Muffler Brake,
               Inc.*.....................       123,900
       100   Navigant International,
               Inc.*.....................         1,055
     9,200   NCO Group, Inc.*............       133,400
     5,100   Opinion Research Corp.*.....        20,043
    41,500   PARXEL International
               Corp.*....................       569,380
       200   Pharmaceutical Product
               Development, Inc.*........         5,370
    23,600   Pittston Brink's Group......       327,096
     6,800   Pre-Paid Legal Services,
               Inc.*.....................       117,504
    11,400   Right Management
               Consultants, Inc.*........       148,086
     3,000   Ritchie Brothers
               Auctioneers, Inc.*........        95,130
       700   Schnitzer Steel Industries,
               Inc., Class A.............        16,969
    16,200   Serologicals Corp.*.........       137,700
     6,700   StarTek, Inc.*..............       153,095
     8,400   Trover Solutions, Inc.*.....        44,940
    14,900   Volt Information Sciences,
               Inc.*.....................       152,874
     5,900   Wackenhut Corrections
               Corp.*....................        57,820
    15,400   Weight Watchers
               International, Inc.*......       709,170
     6,500   Whitman Education Group,
               Inc.*.....................        88,400
                                           ------------
                                              9,612,378
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             SOAPS & COSMETICS -- 0.8%
     3,400   CPAC, Inc. .................  $     17,272
     8,000   Del Laboratories, Inc.*.....       150,480
    30,700   Estee Lauder Co., Inc.,
               Class A...................       932,052
                                           ------------
                                              1,099,804
                                           ------------
             SOFTWARE -- 6.3%
    15,300   American Management Systems,
               Inc.*.....................       184,824
    43,900   BMC Software, Inc.*.........       662,451
       600   CCC Information Services
               Group, Inc.*..............         9,708
       400   CIBER, Inc.*................         1,904
    15,000   Cognizant Technology
               Solutions Corp.*..........     1,010,250
    19,000   Computer Sciences Corp.*....       618,450
     6,900   Concerto Software, Inc.*....        37,950
    12,000   Elite Information Group,
               Inc.*.....................       113,064
       900   Fair Isaac Corp. ...........        45,738
     5,100   FileNet Corp.*..............        53,499
    10,500   First Consulting Group,
               Inc.*.....................        68,250
    12,900   Group 1 Software, Inc.*.....       232,200
    54,700   GTECH Holdings Corp.*.......     1,786,502
    16,800   Hyperion Solutions Corp.*...       407,400
     9,500   IDX Systems Corp.*..........       148,970
       500   Manatron, Inc.*.............         3,350
     5,100   Mapics, Inc.*...............        33,660
     4,000   Mediware Information
               Systems, Inc.*............        39,560
       100   Pegasus Solutions, Inc.*....         1,120
       800   Pegasystems, Inc.*..........         3,192
       400   Progress Software Corp.*....         7,180
     1,900   Sabre Holdings Corp.*.......        30,229
     4,600   SPSS, Inc.*.................        52,072
    10,700   SS&C Technologies, Inc.*....       130,005
   100,000   Sybase, Inc.*...............     1,295,000
    40,100   Systems & Computer
               Technology Corp.*.........       306,765
     3,200   TSR, Inc.*..................        14,880
     5,800   Tyler Technologies, Inc.*...        20,474
   124,200   Unisys Corp.*...............     1,150,092
                                           ------------
                                              8,468,739
                                           ------------
             TELEPHONE -- 0.4%
     4,100   Atlantic Tele-Network,
               Inc. .....................        69,905
     7,400   Commonwealth Telephone
               Enterprises, Inc.*........       287,268
     4,100   Communication Systems,
               Inc. .....................        31,160
     2,000   CT Communications, Inc. ....        19,120
     2,100   Hector Communications,
               Inc.*.....................        24,990
     8,300   Playboy Enterprises, Inc.,
               Class A*..................        66,400
                                           ------------
                                                498,843
                                           ------------
             TEXTILES -- 3.1%
       100   Albany International Corp.,
               Class A...................         2,291
     4,400   Ashworth, Inc.*.............        27,940
        31   Candie's, Inc.*.............            22

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             TEXTILES (CONTINUED)
     7,100   Delta Apparel, Inc. ........  $    112,180
    37,200   Jones Apparel Group,
               Inc.*.....................     1,020,396
     5,600   Kenneth Cole Productions,
               Inc.*.....................       122,640
     1,100   Lakeland Industries,
               Inc.*.....................         9,350
    31,400   Liz Claiborne, Inc. ........       970,888
    28,700   Nautica Enterprises,
               Inc.*.....................       278,390
     8,100   Oxford Industries, Inc. ....       199,665
    42,600   Phillips-Van Heusen
               Corp. ....................       526,110
       400   Polo Ralph Lauren Co.*......         9,160
     8,600   Quaker Fabric Corp. ........        47,300
       200   Quiksilver, Inc.*...........         6,124
       400   Reebok International
               Ltd.*.....................        13,140
     6,700   Russell Corp. ..............       117,250
     6,700   Saucony, Inc., Class A*.....        62,712
    14,000   Steven Madden Ltd.*.........       219,380
    41,900   Stride Rite Corp. ..........       356,150
     4,700   Tandy Brands Accessories,
               Inc.*.....................        48,457
       400   Timberland Co., Class A*....        16,724
       500   Wolverine World Wide,
               Inc. .....................         8,375
                                           ------------
                                              4,174,644
                                           ------------
             TRANSPORTATION -- 3.0%
    19,200   Alexander & Baldwin,
               Inc. .....................       477,312
     1,000   C2, Inc.*...................        12,140
     3,800   Celadon Group, Inc.*........        30,172
     4,600   Covenant Transport, Inc.,
               Class A*..................        78,154
    21,600   EGL, Inc.*..................       320,976
    11,800   Frontline Ltd. .............       126,850
    21,000   General Maritime Corp.*.....       178,500
       500   Maritrans, Inc. ............         7,065
     8,700   Marten Transport Ltd.*......       153,729
     5,700   Old Dominion Freight Line,
               Inc.*.....................       179,550
       500   Overseas Shipholding Group,
               Inc. .....................         8,350
    45,600   Ryder Systems, Inc. ........       935,256
    24,000   Teekay Shipping Corp. ......       931,200
     8,496   U.S. Xpress Enterprises,
               Inc., Class A*............        64,230
     6,400   USA Truck, Inc.*............        45,632
    22,500   Yellow Corp.*...............       542,925
                                           ------------
                                              4,092,041
                                           ------------
             TRAVEL &
               ENTERTAINMENT -- 3.6%
    13,900   AMC Entertainment, Inc.*....       120,513
     4,800   Analogic Corp. .............       218,741
    33,562   Applebee's International,
               Inc. .....................       941,078
       200   Bob Evans Farms, Inc. ......         4,818
    40,900   CBRL Group, Inc. ...........     1,122,705
     2,800   Churchill Downs, Inc. ......        95,200
     5,900   Frisch's Restaurants,
               Inc. .....................       105,669
     1,900   Garden Fresh Restaurant
               Corp.*....................        17,784
     4,400   Gaylord Entertainment
               Co.*......................        78,980
    11,600   Landry's Restaurants,
               Inc. .....................       194,880
     9,970   Lone Star Steakhouse &
               Saloon, Inc. .............       211,264
       500   Magna Entertainment
               Corp.*....................         2,155
     8,700   Marcus Corp. ...............       118,320
       900   Max & Erma's Restaurants,
               Inc.*.....................        13,887
     1,500   Monarch Casino & Resort,
               Inc.*.....................        13,665

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                      VALUE
----------                                 ------------
             COMMON STOCKS (CONTINUED)
             TRAVEL & ENTERTAINMENT
               (CONTINUED)
    12,200   Movie Gallery, Inc.*........  $    212,524
    11,400   O'Charleys, Inc.*...........       218,538
    29,300   Outback Steakhouse, Inc. ...     1,036,634
       100   Papa John's International,
               Inc.*.....................         2,503
     8,900   Rubio's Restaurants,
               Inc.*.....................        40,059
       300   Sonesta International Hotels
               Corp., Class A............         1,209
       900   Station Casinos, Inc.*......        18,999
    22,900   WestCoast Hospitality
               Corp.*....................       101,905
                                           ------------
                                              4,892,030
                                           ------------
             WHOLESALE -- 2.0%
    11,778   Aceto Corp. ................       152,996
     1,600   AMCON Distributing Co. .....         6,416
    12,500   CompuCom Systems, Inc.*.....        43,750
     7,900   Department 56, Inc.*........        77,578
     2,900   Enesco Group, Inc.*.........        20,793
       400   Express Scripts, Inc., Class
               A*........................        22,272
     1,100   FinishMaster, Inc.*.........        12,650
     6,000   Gentiva Health Services,
               Inc. .....................        50,340
     3,300   GTSI Corp.*.................        21,780
     1,900   Handleman Co.*..............        27,930
    12,300   Hughes Supply, Inc. ........       286,467
     9,291   Keystone Automotive
               Industries, Inc.*.........       164,637
       800   Moore Medical Corp.*........         5,608
       700   Noland Co. .................        27,720
    38,900   Omnicare, Inc. .............     1,058,468
     7,300   Pomeroy Computer Resources,
               Inc.*.....................        50,881
    11,600   Richardson Electronics
               Ltd. .....................        96,176
       400   Stewart & Stevenson
               Services, Inc. ...........         4,360
    12,700   TBC Corp.*..................       177,800
     8,200   TESSCO Technologies,
               Inc.*.....................        59,860
    11,900   United Natural Foods,
               Inc.*.....................       303,450
     3,500   Watsco, Inc., Class B.......        48,300
                                           ------------
                                              2,720,232
                                           ------------
             TOTAL COMMON STOCKS.........   121,502,476
                                           ------------
PRINCIPAL                                     VALUE
----------                                 ------------
             REPURCHASE
               AGREEMENTS -- 8.4%
$11,353,776  Bear Stearns dated 3/31/03
               due 4/1/03 at 1.30% with a
               maturity value of
               $11,354,186 (Fully
               collateralized by U.S.
               Treasury securities)......  $ 11,353,776
                                           ------------
             TOTAL REPURCHASE
               AGREEMENTS................    11,353,776
                                           ------------
             TOTAL INVESTMENTS (COST
               $127,392,868) (b) --
               98.5%.....................   132,856,252
                                           ------------
             OTHER ASSETS IN EXCESS OF
               LIABILITIES -- 1.5%.......     2,037,264
                                           ------------
             NET ASSETS -- 100.0%........  $134,893,516
                                           ============

---------------

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) The aggregate cost for federal income tax purposes is $116,876,484 and differs from value by net unrealized appreciation of securities as follow:

   Unrealized appreciation...............   $23,023,777
   Unrealized depreciation...............    (7,044,009)
                                            -----------
   Net unrealized appreciation...........   $15,979,768
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS -- 89.2%
          AIRCRAFT -- 0.0%
  1,200   HEICO Corp. ...................  $     10,680
                                           ------------
          AIRLINES -- 0.1%
    600   Frontier Airlines, Inc.*.......         2,982
  6,400   Jetblue Airways Corp.*.........       177,344
                                           ------------
                                                180,326
                                           ------------
          AUTOS -- 0.9%
 99,500   Dana Corp. ....................       702,470
  1,800   Gentex Corp.*..................        45,792
  6,800   IMPCO Technologies, Inc.*......        13,668
 15,900   Navistar International*........       391,299
  3,300   Tower Automotive, Inc.*........         7,821
    700   Wabash National Corp.*.........         4,410
                                           ------------
                                              1,165,460
                                           ------------
          BANKS -- 1.5%
 14,400   Boston Private Financial
            Holdings, Inc. ..............       215,424
 16,800   Euronet Worldwide, Inc.*.......       134,400
  6,600   Financial Federal Corp.*.......       126,060
 26,500   Investors Financial Services
            Corp. .......................       645,275
 19,565   NetBank, Inc. .................       181,759
 10,858   Silicon Valley Bancshares*.....       197,507
 17,800   Southwest Bancorp. of Texas,
            Inc.*........................       534,534
                                           ------------
                                              2,034,959
                                           ------------
          BIOTECHNOLOGY -- 2.1%
 19,800   Alexion Pharmaceuticals,
            Inc.*........................       240,768
 27,200   Avigen, Inc.*..................        79,696
141,526   Human Genome Sciences, Inc.*...     1,210,047
 26,100   Kosan Biosciences, Inc.*.......       116,406
 16,300   Myriad Genetics, Inc.*.........       164,467
 23,200   Neurocrine Biosciences,
            Inc.*........................       969,296
  7,200   Onyx Pharmaceuticals, Inc.*....        59,976
                                           ------------
                                              2,840,656
                                           ------------
          BUILDING -- 0.3%
  1,000   Insituform Technologies, Inc.,
            Class A*.....................        13,450
 23,100   Toll Brothers, Inc.*...........       445,830
    100   William Lyon Homes, Inc.*......         2,527
                                           ------------
                                                461,807
                                           ------------
          CHEMICALS -- 3.0%
  2,800   Alcide Corp.*..................        40,040
  7,100   BioSphere Medical, Inc.*.......        33,370
  7,200   Cabot Corp. ...................       171,792
  3,300   Cabot Microelectronics
            Corp.*.......................       138,171
 39,100   Engelhard Corp. ...............       837,522
  6,800   FMC Corp.*.....................       106,624
 51,000   Goodyear Tire & Rubber Co. ....       263,670
 53,800   IMC Global, Inc. ..............       517,556
 54,400   Lyondell Chemical Co. .........       758,880
 45,800   Millennium Chemicals, Inc. ....       534,944
  7,060   North American Scientific,
            Inc.*........................        53,162
 16,700   OM Group, Inc. ................       146,125
 15,300   Valhi, Inc. ...................       168,300
 10,229   WD-40 Co. .....................       253,679
                                           ------------
                                              4,023,835
                                           ------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          CONSTRUCTION MATERIALS -- 0.0%
    400   Devcon International Corp.*....  $      2,760
    400   Nanophase Technologies
            Corp.*.......................         1,368
                                           ------------
                                                  4,128
                                           ------------
          DEFENSE -- 0.9%
 15,100   Alliant Techsystems, Inc.*.....       815,551
 21,900   Innovative Solutions & Support,
            Inc.*........................       124,830
  6,300   Microvision, Inc.*.............        29,610
 13,400   United Defense Industries,
            Inc.*........................       289,976
                                           ------------
                                              1,259,967
                                           ------------
          DRUGS -- 5.4%
 23,400   Adolor Corp.*..................       231,894
 34,900   Alkermes, Inc.*................       316,543
 14,100   AtheroGenics, Inc.*............       131,976
  9,100   Bentley Pharmaceuticals,
            Inc.*........................        72,982
  7,800   Bone Care International,
            Inc.*........................        55,614
 15,400   Cephalon, Inc.*................       615,076
 10,400   Cerus Corp.*...................        91,520
  9,500   Cima Labs, Inc.*...............       206,150
 13,200   Columbia Laboratories, Inc.*...        51,480
  5,800   Cubist Pharmaceuticals,
            Inc.*........................        46,458
 37,100   CV Therapeutics, Inc.*.........       668,913
  7,800   Dendreon Corp.*................        36,582
  8,300   Emisphere Technologies,
            Inc.*........................        21,082
  9,035   Enzo Biochem, Inc.*............       118,087
  9,600   Epix Medical, Inc.*............        76,800
    400   Guilford Pharmaceuticals,
            Inc.*........................         1,480
  9,200   Impax Laboratories, Inc.*......        41,308
 68,000   Isis Pharmaceuticals, Inc.*....       243,440
 40,000   IVAX Corp.*....................       490,000
 14,500   Martek Biosciences Corp.*......       413,540
    500   MGI Pharma, Inc.*..............         6,305
  9,100   Neose Technologies, Inc.*......        64,883
  1,800   Neurogen Corp.*................         6,552
 38,100   NPS Pharmaceuticals, Inc.*.....       589,026
  5,800   Orphan Medical, Inc.*..........        48,720
 14,300   Penwest Pharmaceuticals Co.*...       228,800
 10,000   POZEN, Inc.*...................        38,000
 11,800   Salix Pharmaceuticals Ltd.*....        79,886
 53,900   Sepracor, Inc.*................       729,806
 34,400   Tanox, Inc.*...................       445,480
 21,800   Transkaryotic Therapies,
            Inc.*........................       129,056
 57,500   Tularik, Inc.*.................       290,375
  8,500   United Therapeutics Corp.*.....       146,540
  2,700   Versicor, Inc.*................        28,080
 40,100   Vertex Pharmaceuticals,
            Inc.*........................       445,912
  6,600   Zymogenetics, Inc.*............        60,720
                                           ------------
                                              7,269,066
                                           ------------
          DURABLES -- 0.8%
  5,000   Maytag Corp. ..................        95,150
  9,000   National R.V. Holdings,
            Inc.*........................        42,480
  4,400   Polaris Industries, Inc. ......       218,768
 15,300   Whirlpool Corp. ...............       750,159
                                           ------------
                                              1,106,557
                                           ------------
          ELECTRIC UTILITIES -- 3.5%
 52,600   Alliant Energy Corp. ..........       845,282

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          ELECTRIC UTILITIES (CONTINUED)
 20,100   Black Hills Corp. .............  $    552,549
 31,900   CMS Energy Corp. ..............       140,679
 14,600   DPL, Inc. .....................       181,916
 50,400   Edison International*..........       689,976
 48,500   OGE Energy Corp. ..............       871,545
    900   PPL, Inc. .....................        32,049
 45,400   TECO Energy, Inc. .............       482,602
 55,100   TXU Corp. .....................       983,535
                                           ------------
                                              4,780,133
                                           ------------
          FINANCIAL INVESTMENTS -- 2.1%
 21,200   BARRA, Inc.*...................       629,428
 12,000   IGEN International, Inc.*......       424,680
 55,700   Macrovision Corp.*.............       667,843
 58,500   Rambus, Inc.*..................       772,785
    500   Royal Gold, Inc. ..............         7,295
 10,000   SurModics, Inc.*...............       309,100
    900   Universal Compression Holdings,
            Inc.*........................        15,705
                                           ------------
                                              2,826,836
                                           ------------
          FOOD -- 1.2%
  2,200   Alico, Inc. ...................        53,372
    100   Bridgford Foods Corp. .........           873
  1,400   Cagle's, Inc.*.................         7,490
    100   Griffin Land & Nurseries,
            Inc.*........................         1,172
 19,200   Monterey Pasta Co.*............        57,600
 11,600   Pilgrim's Pride Corp. .........        92,568
 47,792   Tootsie Roll Industries,
            Inc. ........................     1,363,506
                                           ------------
                                              1,576,581
                                           ------------
          HEALTH -- 2.6%
 11,200   Amsurg Corp.*..................       282,240
 26,200   Array Biopharma, Inc.*.........       111,874
  4,800   Bio-Reference Labs, Inc.*......        20,112
 35,700   Community Health Systems,
            Inc.*........................       731,493
  1,900   IMPATH, Inc.*..................        25,650
  8,000   Kindred Healthcare, Inc.*......        90,488
  5,500   Matria Healthcare, Inc.*.......        53,625
  4,700   Medcath Corp.*.................        24,252
    800   Option Care, Inc.*.............         6,784
 12,900   Osteotech, Inc.*...............        80,367
  5,200   Pediatric Services of America,
            Inc.*........................        26,000
 40,000   Province Healthcare Co.*.......       354,000
  2,300   Quest Diagnostics, Inc.*.......       137,287
  5,100   Specialty Laboratories,
            Inc.*........................        42,840
 35,700   Triad Hospitals, Inc.*.........       960,330
  6,200   U.S. Physical Therapy, Inc.*...        68,944
 27,000   United Surgical Partners,
            Inc.*........................       499,230
                                           ------------
                                              3,515,516
                                           ------------
          HOUSEHOLD -- 0.8%
  2,700   AEP Industries, Inc.*..........        23,355
 13,100   Boyds Collection Ltd.*.........        70,740
 37,600   Herman Miller, Inc. ...........       605,360
    400   Research Frontiers, Inc.*......         2,856
  2,700   Rogers Corp.*..................        80,244

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          HOUSEHOLD (CONTINUED)
 13,100   Shuffle Master, Inc.*..........  $    263,978
                                           ------------
                                              1,046,533
                                           ------------
          INSTRUMENTS -- 5.0%
  1,600   Aksys Ltd.*....................        11,200
 11,400   American Medical Systems
            Holdings, Inc.*..............       164,730
 67,800   Applera Corp. .................     1,073,274
  9,700   Aspect Medical Systems,
            Inc.*........................        35,502
 14,700   Beckman Coulter, Inc. .........       500,241
  4,100   Catapult Communications
            Corp.*.......................        26,076
  8,200   Cholestech Corp.*..............        66,748
 16,100   Ciphergen Biosystems, Inc.*....        90,804
  5,201   Closure Medical Corp.*.........        67,301
 21,700   Cognex Corp.*..................       459,389
 22,700   Conceptus, Inc.*...............       204,300
  5,900   CyberOptics, Inc.*.............        22,951
 20,800   Cytyc Corp.*...................       271,440
    300   Daxor Corp.*...................         4,245
  7,700   Dj Orthopedics, Inc.*..........        30,107
 12,400   Embrex, Inc.*..................        97,960
  2,400   Endocardial Solutions, Inc.*...         6,648
  6,700   Fischer Imaging Corp.*.........        35,778
  8,000   ICU Medical, Inc.*.............       220,088
 13,800   Illumina, Inc.*................        31,188
 13,600   Interpore International,
            Inc.*........................       108,800
 19,400   Ixia*..........................        94,284
  4,100   Keithley Instruments, Inc. ....        44,321
  1,400   Medical Action Industries,
            Inc.*........................        15,120
 29,900   Millipore Corp.*...............       977,730
 10,300   Novoste Corp.*.................        93,421
 13,400   Orasure Technologies, Inc.*....        78,256
 12,000   PharmaNetics, Inc.*............       114,000
  8,100   Possis Medical, Inc.*..........       130,896
  9,700   Q-Med, Inc.*...................        66,542
    800   ResMed, Inc.*..................        25,584
  1,100   Sybron Dental Special, Inc.*...        19,195
 28,800   Tektronix, Inc.*...............       493,920
  2,300   Therasense, Inc.*..............        15,364
    200   Transgenomic, Inc.*............           372
    400   TriPath Imaging, Inc.*.........         1,700
  6,200   Urologix, Inc.*................        13,392
 40,100   Waters Corp.*..................       848,516
 11,400   Wright Medical Group, Inc.*....       199,728
                                           ------------
                                              6,761,111
                                           ------------
          INSURANCE -- 1.7%
 23,300   21st Century Insurance Group...       288,920
 29,200   Allmerica Financial Corp.*.....       409,676
 11,000   Arthur J. Gallagher & Co. .....       270,050
  1,000   Citizens, Inc.*................         6,050
 27,700   Presidential Life Corp. .......       174,233
  2,200   SCPIE Holdings, Inc. ..........        13,728
  1,900   Transatlantic Holdings,
            Inc. ........................       124,545
  2,800   Unico American Corp. ..........         8,820
  2,400   Unitrin, Inc. .................        55,608

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          INSURANCE (CONTINUED)
  2,700   White Mountains Insurance Group
            Ltd. ........................  $    918,000
                                           ------------
                                              2,269,630
                                           ------------
          IT HARDWARE -- 5.2%
 34,500   02MICRO International Ltd.*....       371,220
 15,000   Advanced Energy Industries,
            Inc.*........................       128,850
 33,000   Advanced Fibre Communications,
            Inc.*........................       499,620
 14,800   Altera Corp.*..................       200,392
 20,100   Anaren, Inc.*..................       173,865
  8,300   ATMI, Inc.*....................       159,858
  8,000   Axcelis Technologies, Inc.*....        37,840
  3,600   Bei Technologies, Inc. ........        34,920
  1,100   California Micro Devices
            Corp.*.......................         4,345
 93,000   CommScope, Inc.*...............       697,500
 13,600   Energy Conversion Devices,
            Inc.*........................       115,464
 30,600   Exar Corp.*....................       388,926
 23,600   Helix Technology Corp. ........       203,196
  5,300   Jabil Circuit, Inc.*...........        92,750
 10,600   Kopin Corp.*...................        53,424
 11,696   Micrel, Inc.*..................       107,837
 16,200   Monolithic System Technology,
            Inc.*........................       114,048
  1,400   Parlex Corp.*..................        10,136
 17,800   Pericom Semiconductor Corp.*...       138,484
 33,400   Plantronics, Inc.*.............       487,974
 19,000   Plexus Corp.*..................       173,850
 29,700   Qlogic Corp.*..................     1,103,058
 18,900   RF Micro Devices, Inc.*........       113,948
  6,400   Rudolph Technologies, Inc.*....        92,480
  7,500   Scientific-Atlanta, Inc. ......       103,050
 50,100   Semtech Corp.*.................       759,015
 18,700   Silicon Image, Inc.*...........        74,426
 26,400   UTStarcom, Inc.*...............       527,736
  6,260   Virage Logic Corp.*............        39,125
                                           ------------
                                              7,007,337
                                           ------------
          LIQUOR & TOBACCO -- 0.5%
  9,700   DIMON, Inc. ...................        55,581
  8,800   R.J. Reynolds Tobacco Holdings,
            Inc. ........................       283,888
  7,800   UST, Inc. .....................       215,280
  8,400   Vector Group Ltd. .............        92,400
                                           ------------
                                                647,149
                                           ------------
          MACHINERY -- 3.9%
  5,500   3D Systems Corp.*..............        25,630
 13,400   A.S.V., Inc.*..................       140,968
  6,600   Actuant Corp., Class A*........       231,990
 53,800   AGCO Corp.*....................       866,180
  7,300   Applied Films Corp.*...........       117,888
 27,000   FuelCell Energy, Inc.*.........       136,350
  3,800   Intermagnetics General
            Corp.*.......................        67,792
 33,400   Mettler-Toledo International,
            Inc.*........................       994,986
  8,500   Mobile Mini, Inc.*.............       135,830
 54,900   Pall Corp. ....................     1,098,000
  1,400   Quipp, Inc.*...................        13,202
  5,800   Silgan Holdings, Inc.*.........       128,586

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          MACHINERY (CONTINUED)
 37,000   The Stanley Works..............  $    887,630
  5,800   TransTechnology Corp.*.........        30,740
 19,700   Varian Semiconductor Equipment
            Associates, Inc.*............       400,698
                                           ------------
                                              5,276,470
                                           ------------
          MEDIA -- 4.1%
 67,400   Catalina Marketing Corp.*......     1,296,102
 18,500   Cumulus Media, Inc.*...........       269,360
 28,500   Dow Jones & Co. ...............     1,010,040
 19,200   Journal Register Corp.*........       292,992
 24,500   Lamar Advertising Corp.*.......       719,075
    100   Lee Enterprises, Inc. .........         3,152
 49,000   Reader's Digest Association,
            Inc., Class A................       500,290
  2,600   Salem Communications Corp.,
            Class A*.....................        42,380
 32,100   Univision Communications, Inc.,
            Class A*.....................       786,771
 21,800   Valassis Communications,
            Inc.*........................       575,520
                                           ------------
                                              5,495,682
                                           ------------
          METALS -- 0.8%
 13,900   Cable Design Technologies
            Corp.*.......................        92,435
 13,800   Carpenter Technology Corp. ....       140,070
  6,200   Castle and Co.*................        29,450
  7,300   Century Aluminum Corp. ........        46,355
 26,100   Lone Star Technologies,
            Inc.*........................       551,232
  2,000   NS Group, Inc.*................        15,100
  2,300   Nucor Corp. ...................        87,791
 22,400   Stillwater Mining Corp.*.......        56,000
  3,600   Universal Stainless & Alloy
            Products, Inc.*..............        18,036
                                           ------------
                                              1,036,469
                                           ------------
          MISCELLANEOUS FINANCIAL -- 3.9%
 34,400   Eaton Vance Corp. .............       919,512
 30,400   Investment Technology Group,
            Inc.*........................       424,688
 63,900   Janus Capital Group, Inc. .....       727,821
 13,900   Jefferies Group, Inc. .........       499,705
  5,600   National Processing, Inc.*.....        77,952
 23,800   Neuberger & Berman, Inc. ......       671,874
 75,300   Waddell & Reed Financial,
            Inc. ........................     1,323,021
 32,600   Wp Stewart & Co. Ltd. .........       555,178
                                           ------------
                                              5,199,751
                                           ------------
          OFFICE MACHINERY -- 1.6%
 82,200   Brocade Communications Systems,
            Inc.*........................       401,136
 18,780   Concord Camera Corp.*..........        94,088
  5,400   Drexler Technology Corp.*......        78,300
  9,900   Echelon Corp.*.................       104,544
  7,700   Fargo Electronics, Inc.*.......        78,540
 26,700   InFocus Corp.*.................       131,898
  4,700   M-Systems Flash Disk Pioneers
            Ltd.*........................        28,952
 14,500   McDATA Corp., Class B*.........       126,295
 70,700   Network Appliance, Inc.*.......       791,133
 12,200   Presstek, Inc.*................        54,778
  2,950   Qualstar Corp.*................        11,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          OFFICE MACHINERY (CONTINUED)
 23,900   Radware Ltd.*..................  $    242,585
  1,400   TransAct Technologies, Inc.*...         7,560
                                           ------------
                                              2,151,609
                                           ------------
          OIL -- 1.5%
  1,700   Consol Energy, Inc. ...........        28,101
107,500   El Paso Corp. .................       650,375
 31,700   Kerr-McGee Corp. ..............     1,287,337
  5,100   McMoRan Exploration Co.*.......        60,843
                                           ------------
                                              2,026,656
                                           ------------
          OIL DISTRIBUTION -- 0.3%
 45,900   Tesoro Petroleum Corp.*........       339,660
                                           ------------
          OIL SERVICES -- 0.4%
 33,800   Grand Prideco, Inc.*...........       407,628
  7,500   RPC, Inc. .....................        68,625
                                           ------------
                                                476,253
                                           ------------
          OTHER UTILITIES -- 0.0%
  2,375   Clean Harbors, Inc.*...........        28,500
                                           ------------
          PAPER -- 1.1%
 10,000   Bowater, Inc. .................       371,500
 19,200   Caraustar Industries, Inc.*....       129,984
 41,300   Plum Creek Timber Co. .........       891,667
  5,400   Pope & Talbot, Inc. ...........        67,770
                                           ------------
                                              1,460,921
                                           ------------
          REAL ESTATE DEVELOPMENT -- 1.0%
  9,500   Forest City Enterprises, Inc.,
            Class A......................       330,410
 19,800   RFS Hotel Investors, Inc. .....       192,060
 77,200   Sotheby's Holdings, Inc., Class
            A*...........................       708,696
  4,700   Tejon Ranch Co.*...............       124,315
                                           ------------
                                              1,355,481
                                           ------------
          REAL ESTATE INVESTMENT
            TRUSTS -- 1.4%
  1,400   Alexander's, Inc.*.............        89,390
 20,700   Avalonbay Communities, Inc. ...       763,830
 16,300   Chateau Communities, Inc. .....       307,255
 11,300   Health Care Property Investors,
            Inc. ........................       376,855
    200   Nationwide Health Properties,
            Inc. ........................         2,570
  1,300   Tanger Factory Outlet Centers,
            Inc. ........................        40,131
  9,700   Vornado Realty Trust...........       347,260
                                           ------------
                                              1,927,291
                                           ------------
          RETAIL -- 6.0%
    400   99 Cents Only Stores*..........        10,200
  5,500   Advance Auto Parts, Inc.*......       254,375
 23,500   American Eagle Outfitters,
            Inc.*........................       341,197
 30,900   Barnes & Noble, Inc.*..........       586,791
  5,300   BJ's Wholesale Club, Inc.*.....        59,890
 32,000   Carmax, Inc.*..................       466,240
  8,500   CDW Computer Centers, Inc.*....       346,800
  6,500   Charlotte Russe Holding,
            Inc.*........................        52,520
 18,000   Christopher & Banks Corp.*.....       318,600
    400   Circuit City Stores, Inc. .....         2,080
126,000   Copart, Inc.*..................       967,680
 46,000   Dillard's, Inc., Class A.......       594,320
  2,100   GALYAN'S Trading, Inc.*........        26,229

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          RETAIL (CONTINUED)
    300   Great Atlantic & Pacific Tea
            Co.*.........................  $      1,293
  7,600   Group 1 Automotive, Inc.*......       162,640
  6,577   Ingles Markets, Inc., Class
            A............................        62,810
 30,600   O'Reilly Automotive, Inc.*.....       829,260
  5,600   Pricesmart, Inc.*..............        83,720
 20,200   Restoration Hardware, Inc.*....        50,702
 19,700   Sonic Automotive, Inc.*........       289,590
 61,800   SUPERVALU, Inc. ...............       957,900
 12,000   Talbots, Inc. .................       308,880
 32,400   Tiffany & Co. .................       810,000
  1,000   Too, Inc.*.....................        16,610
  2,009   Tropical Sportswear
            International Corp.*.........         9,141
  6,100   Tuesday Morning Corp.*.........       120,048
  7,300   United Auto Group, Inc.*.......        85,775
  6,600   ValueVision Media, Inc.*.......        66,462
 15,100   Wet Seal, Inc.*................       110,230
 17,500   Wilsons The Leather Experts,
            Inc.*........................        69,650
                                           ------------
                                              8,061,633
                                           ------------
          SERVICES -- 7.8%
 31,600   Albany Molecular Research,
            Inc.*........................       471,156
 16,300   Amn Healthcare Services,
            Inc.*........................       178,974
 11,400   Applied Molecular Evolution,
            Inc.*........................        31,578
 13,400   Arena Pharmaceuticals, Inc.*...        88,172
    300   Centene Corp.*.................         8,763
 60,400   Certegy, Inc.*.................     1,522,080
 28,200   Charles River Laboratories,
            Inc.*........................       719,664
 24,100   CheckFree Corp.*...............       541,768
 25,200   Corporate Executive Board
            Co.*.........................       897,624
 83,500   DeVry, Inc.*...................     1,558,946
  9,600   Equifax, Inc. .................       191,904
 17,700   eSPEED, Inc., Class A*.........       205,851
  4,100   Exact Sciences Corp.*..........        42,271
 26,500   Exelixis, Inc.*................       176,490
  2,700   Exult, Inc.*...................        19,791
 25,900   Global Payment, Inc. ..........       790,468
 16,300   Learning Tree International,
            Inc.*........................       220,376
 24,700   Maxygen, Inc.*.................       179,816
  6,300   Pdi, Inc.*.....................        46,620
 22,300   PER-SE Technologies, Inc.*.....       177,285
  4,300   Princeton Review, Inc.*........        17,716
 25,500   Regeneron Pharmaceutical,
            Inc.*........................       191,760
 32,600   Resources Connection, Inc.*....       693,728
 77,100   Robert Half International,
            Inc.*........................     1,026,201
 17,124   Symyx Technologies, Inc.*......       257,031
  3,870   The Keith Companies, Inc.*.....        36,339
  3,200   TRC Cos., Inc.*................        41,984
  1,500   URS Corp.*.....................        17,295
 14,400   West Corp.*....................       254,736
                                           ------------
                                             10,606,387
                                           ------------
          SOAPS & COSMETICS -- 0.2%
  7,600   Chattem, Inc.*.................       116,964
 21,300   Playtex Products, Inc.*........       171,678
                                           ------------
                                                288,642
                                           ------------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          SOFTWARE -- 8.9%
  6,700   Adobe Systems, Inc. ...........  $    206,561
  2,700   Ansoft Corp.*..................        20,142
108,500   Citrix Systems, Inc.*..........     1,427,859
    620   Costar Group, Inc.*............        13,838
 15,300   Digimarc Corp.*................       178,092
 44,200   Digital Insight Corp.*.........       616,590
  3,510   Dynamics Research Co.*.........        45,841
 27,300   Eclipsys Corp.*................       217,608
  1,200   Embarcadero Technologies,
            Inc.*........................         7,585
    400   FactSet Research Systems,
            Inc. ........................        12,980
115,725   Identix, Inc.*.................       520,763
  3,200   Infocrossing, Inc.*............        21,440
  3,987   Integral Systems, Inc.*........        84,524
 18,600   Intrado, Inc.*.................       146,940
 68,900   J.D. Edwards & Co.*............       759,278
 97,900   Jack Henry & Associates,
            Inc. ........................     1,036,761
 15,400   Kronos, Inc.*..................       539,770
 29,800   Mercury Computer Systems,
            Inc.*........................       810,560
 32,100   Mercury Interactive Corp.*.....       952,728
 20,500   Nassda Corp.*..................       135,300
  2,600   Netiq Corp.*...................        29,016
  2,800   Pdf Solutions, Inc.*...........        17,780
 58,600   PeopleSoft, Inc.*..............       896,580
 56,100   Red Hat, Inc.*.................       304,623
  8,300   Renaissance Learning, Inc.*....       146,329
 44,200   SEI Investments Co. ...........     1,158,040
  5,800   Serena Software, Inc.*.........        92,574
 10,700   SpeechWorks International,
            Inc.*........................        24,824
 11,800   Synplicity, Inc.*..............        37,642
 24,200   THQ, Inc.*.....................       316,536
 68,700   Total System Services, Inc. ...     1,075,842
     90   Tripos, Inc.*..................           455
 28,200   TriZetto Group, Inc.*..........       116,466
  5,600   Watchguard Technolgies,
            Inc.*........................        33,600
  8,600   WebEx Communications, Inc.*....        88,924
                                           ------------
                                             12,094,391
                                           ------------
          TELEPHONE -- 1.6%
 35,233   Cablevision Systems Group*.....       669,075
  2,871   Hickory Tech Corp. ............        25,756
 73,000   Insight Communications Co.*....       872,349
  7,900   LodgeNet Entertainment
            Corp.*.......................        67,150
 33,200   Overture Services, Inc.*.......       503,644
                                           ------------
                                              2,137,974
                                           ------------

SHARES                                        VALUE
-------                                    ------------
          COMMON STOCKS (CONTINUED)
          TEXTILES -- 1.1%
 31,900   Cintas Corp. ..................  $  1,049,510
  5,000   Guess?, Inc.*..................        17,800
 11,200   Skechers U.S.A., Inc.*.........        72,688
 49,800   Tommy Hilfiger Corp.*..........       360,054
                                           ------------
                                              1,500,052
                                           ------------
          TRANSPORTATION -- 0.9%
 19,100   Forward Air Corp.*.............       415,635
    100   Pacer International, Inc.*.....         1,253
 45,060   Swift Transportation Co.,
            Inc.*........................       720,960
 10,400   Trico Marine Services, Inc.*...        26,936
                                           ------------
                                              1,164,784
                                           ------------
          TRAVEL & ENTERTAINMENT -- 3.4%
  7,700   Ameristar Casinos, Inc.*.......        82,544
  6,000   Champps Entertainment, Inc.*...        50,160
    600   Extended Stay America, Inc.*...         6,060
 27,500   Krispy Kreme Doughnuts,
            Inc.*........................       931,150
  1,800   Lakes Entertainment, Inc.*.....         9,900
  1,600   Mandalay Resort Group*.........        44,096
 32,800   MGM Mirage*....................       959,400
    200   MTR Gaming Group, Inc.*........         1,326
129,500   Park Place Entertainment
            Corp.*.......................       922,040
  9,600   Pinnacle Entertainment,
            Inc.*........................        46,848
 24,300   Sonic Corp.*...................       618,678
 30,000   The Cheesecake Factory,
            Inc.*........................       968,100
                                           ------------
                                              4,640,302
                                           ------------
          WHOLESALE -- 1.7%
 18,400   Arrow Electronics, Inc.*.......       270,480
  2,700   Cantel Medical Corp.*..........        34,479
 39,500   Ingram Micro, Inc.*............       435,685
  9,000   MIM Corp.*.....................        66,780
 11,600   NuCo2, Inc.*...................        58,000
 15,700   Performance Food Group Co.*....       481,362
 37,900   Tech Data Corp.*...............       907,326
                                           ------------
                                              2,254,112
                                           ------------
          TOTAL COMMON STOCKS............   120,311,287
                                           ------------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS $134,390,438)
            89.2%........................  $120,311,287
                                           ============

---------------

*  Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions

[PERFORMANCE GRAPH]

                                                                AXA ROSENBERG LARGE/MID CAP
                                                                   LONG/SHORT EQUITY FUND           U.S. 90-DAY TREASURY BILLS
                                                                ---------------------------         --------------------------
10/19/1998                                                                 1.0000                             1.0000
3/31/1999                                                                  1.0514                             1.0201
3/31/2000                                                                  1.1546                             1.0705
3/31/2001                                                                  1.0994                             1.1324
3/31/2002                                                                  1.2005                             1.1670
3/31/2003                                                                  1.3554                             1.1848

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                                    SINCE        SINCE
U.S. LARGE/MID CAPITALIZATION                                 LAST       LAST     INCEPTION    INCEPTION
LONG/SHORT                                                   1 YEAR    3 YEARS    (10/19/98)   (11/11/98)
-----------------------------                               --------   --------   ----------   ----------
Institutional Shares (SSMNX)..............................    12.90%      5.49%       7.08%
Investor Shares (RMNIX)...................................    12.49%      5.19%                    6.78%
Class A Shares (RSSAX)(1).................................    12.16%      4.96%       6.52%
Class A Shares*(1)........................................     6.04%      3.01%       5.17%
Class B Shares (RSSBX)(1).................................    11.76%      4.46%       6.01%
Class B Shares**(1).......................................     6.76%      3.22%       5.64%
U.S. 90-day T-bills.......................................     1.53%      3.44%       3.88%        3.87%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     For the year ended March 31, 2003, amidst a continued declining equity market, the Fund strongly outperformed its US 90-Day T-bill benchmark. While investors struggled with increasing economic and geopolitical uncertainty, sluggish corporate earnings growth, and a seemingly endless flow of accounting scandals, they continued to favor stocks with compellingly priced fundamentals and future earnings prospects. This focus, which has been a feature of the market environment for much of the past 3 years, was a favorable one for the Manager's strategy. Within the large cap end of the spectrum, Growth stocks came out slightly ahead of Value stocks over the year; the S&P 500/BARRA Growth Index(2) beat the S&P 500/BARRA Value Index(3) by 2.58%.

     The U.S. Large/Mid Capitalization Long/Short Equity Fund outperformed its U.S. 90-Day T-bill benchmark by more than 12% over the trailing 12-month period. The Fund benefited both from its style exposure as well as from its industry policy. The Fund's slightly negative Beta(4) and positive exposure to stock with strong price momentum was rewarded, as well as the Fund's negative net exposures to IT Hardware and Telephones, and positive net exposure to Biotech.

     On July 31, 2002 the name of the Fund was changed to the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund from the AXA Rosenberg Select Sectors Fund.

     The minimum investment of the Institutional Shares is $1 million. The minimum investment of the Investor Shares is $2,500.

     Class C Shares offered on March 3, 2003, no public investment during reporting period.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Investment in shares of the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. 90-day T-bills are such an asset. An investment in 90-day T-bills is different from an investment in the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

(1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(2) The S&P 500/BARRA Growth Index measures the performance of the S&P 500 Index with higher book-price ratios.

(3) The S&P 500/BARRA Value Index measures the performance of the S&P 500 Index companies with lower book-price ratios.

(4) Beta is the systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g. a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS -- 83.9%
            AUTOS -- 0.4%
    3,200   PACCAR, Inc. .................  $   160,864
                                            -----------
            BANKS -- 13.1%
   16,700   Bank of America Corp. ........    1,116,228
    8,000   Bank One Corp. ...............      276,960
   10,800   Banknorth Group, Inc. ........      235,548
      100   Comerica, Inc. ...............        3,788
    2,400   Countrywide Financial
              Corp. ......................      138,000
   14,900   Fannie Mae....................      973,715
    1,300   First Tennessee National
              Corp. ......................       51,623
    6,400   GreenPoint Financial Corp. ...      286,784
   10,200   Hibernia Corp., Class A.......      172,992
    7,500   New York Community Bancorp,
              Inc. .......................      223,500
   16,500   PNC Financial Services
              Group.......................      699,270
   18,000   Sovereign Bancorp, Inc. ......      249,300
   18,700   State Street Corp. ...........      591,481
    9,300   U.S. Bancorp..................      176,514
   16,700   Wachovia Corp. ...............      568,969
                                            -----------
                                              5,764,672
                                            -----------
            BIOTECHNOLOGY -- 1.5%
    7,379   Amgen, Inc.*..................      424,661
    5,900   Gilead Sciences, Inc.*........      247,741
                                            -----------
                                                672,402
                                            -----------
            BUILDING -- 1.0%
    4,500   Centex Corp. .................      244,620
    3,800   Lennar Corp. .................      203,490
                                            -----------
                                                448,110
                                            -----------
            CHEMICALS -- 1.2%
    7,500   Du Pont (E.I.) de Nemours &
              Co. ........................      291,450
    8,600   Sherwin-Williams Co. .........      227,298
                                            -----------
                                                518,748
                                            -----------
            COMPUTER -- 2.3%
   37,000   Dell Computer Corp.*..........    1,010,470
                                            -----------
            DEFENSE -- 1.6%
    4,800   Garmin Ltd.*..................      171,840
   11,300   Raytheon Co. .................      320,581
    8,100   Textron, Inc. ................      222,426
                                            -----------
                                                714,847
                                            -----------
            DRUGS -- 6.4%
   10,500   Forest Laboratories, Inc.*....      566,685
   26,000   Merck & Co., Inc. ............    1,424,280
   12,200   Mylan Laboratories, Inc. .....      350,750
   13,700   Pfizer, Inc. .................      426,892
                                            -----------
                                              2,768,607
                                            -----------
            ELECTRIC UTILITIES -- 0.8%
   12,200   Constellation Energy Group,
              Inc. .......................      338,306
                                            -----------
            FOOD -- 1.6%
   10,700   Campbell Soup Co. ............      224,700
      300   Kraft Foods, Inc., Class A....        8,460
    6,500   Pepsi Bottling Group, Inc. ...      116,545
    8,300   PepsiCo, Inc. ................      332,000
                                            -----------
                                                681,705
                                            -----------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            HEALTH -- 2.5%
    8,000   Health Net, Inc.*.............  $   214,160
    9,700   UnitedHealth Group, Inc. .....      889,199
                                            -----------
                                              1,103,359
                                            -----------
            HOUSEHOLD -- 1.1%
    5,700   International Game
              Technology*.................      466,830
                                            -----------
            INSTRUMENTS -- 2.4%
    1,800   Boston Scientific Corp.*......       73,368
      700   Johnson & Johnson.............       40,509
    2,600   Johnson Controls, Inc. .......      188,344
    4,700   Stryker Corp. ................      322,655
   11,600   Thermo Electron Corp.*........      209,960
    4,300   Zimmer Holdings, Inc.*........      209,109
                                            -----------
                                              1,043,945
                                            -----------
            INSURANCE -- 9.4%
   17,900   Aon Corp. ....................      370,172
      800   Everest Re Group Ltd. ........       45,768
    6,700   Fidelity National Financial,
              Inc. .......................      228,805
   14,700   Hartford Financial Services
              Group, Inc. ................      518,763
   16,600   John Hancock Financial
              Services, Inc. .............      461,148
    8,700   Loews Corp. ..................      346,608
    1,200   MBIA, Inc. ...................       46,368
   19,400   MetLife, Inc. ................      511,772
    8,900   Old Republic International
              Corp. ......................      238,075
   18,900   Prudential Financial, Inc. ...      552,825
    6,800   Radian Group, Inc. ...........      226,984
    4,400   RenaissanceRe Holdings
              Ltd. .......................      176,220
    7,400   Torchmark Corp. ..............      264,920
   12,600   UnumProvident Corp. ..........      123,480
                                            -----------
                                              4,111,908
                                            -----------
            MACHINERY -- 2.3%
    4,100   American Standard Cos.,
              Inc.*.......................      281,957
   31,100   Masco Corp. ..................      579,082
    6,200   Rockwell Automation, Inc. ....      128,340
                                            -----------
                                                989,379
                                            -----------
            MEDIA -- 2.2%
   16,800   Viacom, Inc., Class A*........      613,200
   21,100   Walt Disney Co. ..............      359,122
                                            -----------
                                                972,322
                                            -----------
            MISCELLANEOUS FINANCIAL --1.4%
    2,100   Ambac Financial Group, Inc....      106,092
   20,000   J.P. Morgan Chase & Co. ......      474,200
      700   Legg Mason, Inc. .............       34,118
                                            -----------
                                                614,410
                                            -----------
            OFFICE MACHINERY -- 2.7%
   39,700   Hewlett-Packard Co. ..........      617,335
    8,400   Lexmark International,
              Inc.*.......................      562,380
      300   Xerox Corp.*..................        2,610
                                            -----------
                                              1,182,325
                                            -----------
            OIL -- 1.3%
    4,100   EOG Resources, Inc. ..........      162,196

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            OIL (CONTINUED)
    8,100   Pioneer Natural Resources
              Co.*........................  $   203,310
   10,800   XTO Energy, Inc. .............      205,200
                                            -----------
                                                570,706
                                            -----------
            OIL -- INTEGRATED -- 1.0%
    6,800   ChevronTexaco Corp. ..........      439,620
      400   Marathon Oil Corp. ...........        9,588
                                            -----------
                                                449,208
                                            -----------
            OIL SERVICES -- 0.4%
    8,200   Transocean, Inc. .............      167,690
                                            -----------
            OTHER UTILITIES -- 1.7%
   14,900   Public Service Enterprise
              Group, Inc. ................      546,681
   10,300   Republic Services, Inc.*......      204,352
                                            -----------
                                                751,033
                                            -----------
            PAPER -- 1.0%
    3,500   3M Co. .......................      455,105
                                            -----------
            REAL ESTATE ASSETS -- 0.3%
    2,100   General Growth Properties,
              Inc. .......................      113,295
                                            -----------
            REAL ESTATE INVESTMENT
              TRUSTS -- 1.0%
    5,800   Apartment Investment &
              Management Co., Class A.....      211,584
    2,200   Boston Properties, Inc. ......       83,380
    5,100   Public Storage, Inc. .........      154,530
                                            -----------
                                                449,494
                                            -----------
            RETAIL -- 8.9%
    5,500   AutoNation, Inc.*.............       70,125
    3,800   AutoZone, Inc.*...............      261,098
    5,500   Bed Bath & Beyond, Inc.*......      189,970
   17,500   Caremark Rx, Inc.*............      317,625
   15,300   CVS Corp. ....................      364,905
    6,600   eBay, Inc.*...................      562,914
    5,400   Family Dollar Stores, Inc. ...      166,752
   12,800   Federated Department Stores,
              Inc.*.......................      358,656
   19,200   Lowe's Cos., Inc. ............      783,744
   18,100   Office Depot, Inc.*...........      214,123
   33,000   TJX Cos., Inc. ...............      580,800
                                            -----------
                                              3,870,712
                                            -----------
            SERVICES -- 1.4%
    3,000   Apollo Group, Inc., Class
              A*..........................      149,700
    1,520   Deluxe Corp. .................       60,998
    8,100   Moodys Corp. .................      374,463
      300   The Dun & Bradstreet Corp.*...       11,475
                                            -----------
                                                596,636
                                            -----------
            SOAPS & COSMETICS -- 2.2%
    6,000   Avon Products, Inc. ..........      342,300
    8,400   Clorox Co. ...................      387,828
    7,300   Estee Lauder Co., Inc., Class
              A...........................      221,628
                                            -----------
                                                951,756
                                            -----------

SHARES OR
PRINCIPAL                                      VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            SOFTWARE -- 3.7%
    3,600   BMC Software, Inc.*...........  $    54,324
   10,100   Computer Sciences Corp.*......      328,755
    6,100   Electronic Data Systems
              Corp. ......................      107,360
   24,800   First Data Corp. .............      917,848
   21,900   Unisys Corp.*.................      202,794
                                            -----------
                                              1,611,081
                                            -----------
            TELEPHONE -- 0.9%
   32,100   Sprint Corp. .................      377,175
                                            -----------
            TEXTILES -- 1.6%
    6,000   Coach, Inc.*..................      229,980
    8,100   Jones Apparel Group, Inc.*....      222,183
    7,300   Liz Claiborne, Inc. ..........      225,716
                                            -----------
                                                677,879
                                            -----------
            TRANSPORTATION -- 3.2%
   23,800   Burlington Northern Santa Fe
              Corp. ......................      592,620
   14,600   Union Pacific Corp. ..........      803,000
                                            -----------
                                              1,395,620
                                            -----------
            TRAVEL & ENTERTAINMENT -- 1.1%
   19,200   YUM! Brands, Inc.*............      467,136
                                            -----------
            WHOLESALE -- 0.3%
    5,200   Sysco Corp. ..................      132,288
                                            -----------
            TOTAL COMMON STOCKS...........   36,600,023
                                            -----------
            REPURCHASE AGREEMENTS -- 20.0%
$8,733,556  Bear Stearns dated 3/31/03 due
              4/1/03 at 1.3% with a
              maturity value of $8,733,871
              (Fully collateralized by
              Treasury securities)........    8,733,556
                                            -----------
            TOTAL REPURCHASE AGREEMENTS...    8,733,556
                                            -----------
            TOTAL INVESTMENTS (COST
              $44,687,384) (b) -- 104%....   45,333,579
            LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (4%)..............   (1,734,095)
                                            -----------
            NET ASSETS -- 100.0%..........  $43,599,484
                                            ===========

---------------

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) The aggregate cost for federal income tax purposes is $40,946,498 and differs from value by net unrealized appreciation of securities as follow:

   Unrealized appreciation...............  $ 5,418,591
   Unrealized depreciation...............   (1,031,510)
                                           -----------
   Net unrealized appreciation...........  $ 4,387,081
                                           ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS -- 81.2%
         AIRCRAFT -- 0.6%
 9,700   Boeing Co. ......................  $   243,082
                                            -----------
         AIRLINES -- 1.5%
44,800   Southwest Airlines Co. ..........      643,328
                                            -----------
         BANKS -- 12.5%
 9,500   Bank of New York Co., Inc. ......      194,750
13,000   Capital One Financial Corp. .....      390,130
32,500   Concord EFS, Inc.*...............      305,500
18,200   Fifth Third Bancorp..............      912,548
66,600   General Electric Co. ............    1,698,300
16,700   Mellon Financial Corp. ..........      355,042
12,218   Northern Trust Corp. ............      372,038
25,900   Wells Fargo & Co. ...............    1,165,241
                                            -----------
                                              5,393,549
                                            -----------
         BIOTECHNOLOGY -- 2.6%
 3,500   Biogen, Inc.*....................      104,860
 6,800   Chiron Corp.*....................      255,000
13,700   Genzyme Corp.*...................      499,365
 8,200   IDEC Pharmaceuticals Corp.*......      282,236
                                            -----------
                                              1,141,461
                                            -----------
         CHEMICALS -- 1.3%
 2,700   Engelhard Corp. .................       57,834
 9,200   Praxair, Inc. ...................      518,420
                                            -----------
                                                576,254
                                            -----------
         COMPUTER -- 0.8%
24,600   Apple Computer, Inc.*............      347,844
                                            -----------
         CONSTRUCTION MATERIALS -- 0.3%
 4,400   Vulcan Materials Co. ............      133,012
                                            -----------
         DEFENSE -- 1.5%
 7,800   Northrop Grumman Corp. ..........      669,240
                                            -----------
         DRUGS -- 6.0%
 7,900   Allergan, Inc. ..................      538,859
25,900   Bristol-Myers Squibb Co. ........      547,267
14,300   Eli Lilly & Co. .................      817,245
19,200   Wyeth............................      726,144
                                            -----------
                                              2,629,515
                                            -----------
         DURABLES -- 0.3%
 2,600   Whirlpool Corp. .................      127,478
                                            -----------
         ELECTRIC UTILITIES -- 4.2%
10,700   Cinergy Corp. ...................      360,055
 1,100   Exelon Corp. ....................       55,451
12,600   PG&E Corp.*......................      169,470
 6,100   PPL, Inc. .......................      217,221
13,700   Progress Energy, Inc. ...........      536,355
 9,800   TXU Corp. .......................      174,930
24,100   Xcel Energy, Inc. ...............      308,721
                                            -----------
                                              1,822,203
                                            -----------
         HEALTH -- 2.1%
 8,500   CIGNA Corp. .....................      388,620
10,200   Laboratory Corp. of America
           Holdings Corp.*................      302,430
 3,800   Quest Diagnostics, Inc.*.........      226,822
                                            -----------
                                                917,872
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         INSTRUMENTS -- 2.0%
 1,000   Agilent Technologies, Inc.*......  $    13,150
11,000   Applera Corp. ...................      174,130
27,000   Baxter International, Inc. ......      503,280
   400   Guidant Corp.*...................       14,480
 7,300   Waters Corp.*....................      154,468
                                            -----------
                                                859,508
                                            -----------
         INSURANCE -- 1.5%
 6,800   Chubb Corp. .....................      301,376
   400   White Mountains Insurance Group
           Ltd. ..........................      136,000
 3,300   XL Capital Ltd. .................      233,574
                                            -----------
                                                670,950
                                            -----------
         IT HARDWARE -- 1.9%
   400   Altera Corp.*....................        5,416
 3,300   Broadcom Corp.*..................       40,755
 5,000   Jabil Circuit, Inc.*.............       87,500
12,500   Juniper Networks, Inc.*..........      102,125
 1,500   KLA-Tencor Corp.*................       53,913
 3,000   L-3 Communications Hldgs,
           Inc.*..........................      120,510
   700   Linear Technology Co. ...........       21,609
 1,500   Maxim Integrated Products,
           Inc. ..........................       54,180
 2,100   Molex, Inc. .....................       45,108
 5,600   Qlogic Corp.*....................      207,984
16,400   Tellabs, Inc.*...................       94,956
                                            -----------
                                                834,056
                                            -----------
         LIQUOR & TOBACCO -- 1.1%
 6,000   R.J. Reynolds Tobacco Holdings,
           Inc. ..........................      193,560
11,000   UST, Inc. .......................      303,600
                                            -----------
                                                497,160
                                            -----------
         MACHINERY -- 0.3%
 4,100   SPX Corp.*.......................      140,056
                                            -----------
         MEDIA -- 2.0%
27,100   Interpublic Group of Cos.,
           Inc. ..........................      252,030
   900   Lamar Advertising Corp.*.........       26,415
46,300   Liberty Media Corp., Class A*....      450,499
 5,700   Univision Communications, Inc.,
           Class A*.......................      139,707
                                            -----------
                                                868,651
                                            -----------
         METALS -- 1.3%
71,400   Corning, Inc.*...................      416,976
 3,800   Nucor Corp. .....................      145,046
                                            -----------
                                                562,022
                                            -----------
         MISCELLANEOUS FINANCIAL -- 4.0%
69,300   Charles Schwab Corp. ............      500,346
 9,000   Goldman Sachs Group, Inc. .......      612,720
16,900   Morgan Stanley Dean Witter &
           Co. ...........................      648,115
                                            -----------
                                              1,761,181
                                            -----------
         OFFICE MACHINERY -- 1.4%
30,000   EMC Corp.*.......................      216,900
21,700   Network Appliance, Inc.*.........      242,823
 9,500   Veritas Software Corp.*..........      167,010
                                            -----------
                                                626,733
                                            -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         OIL -- 1.4%
 6,200   Devon Energy Corp. ..............  $   298,964
 8,600   El Paso Corp. ...................       52,030
 6,500   Kerr-McGee Corp. ................      263,965
                                            -----------
                                                614,959
                                            -----------
         OIL -- INTEGRATED -- 0.2%
 2,900   Exxon Mobil Corp. ...............      101,355
                                            -----------
         OTHER UTILITIES -- 1.6%
32,700   Waste Management, Inc. ..........      692,586
                                            -----------
         PAPER -- 0.9%
 5,500   Plum Creek Timber Co. ...........      118,745
 6,000   Weyerhaeuser Co. ................      286,980
                                            -----------
                                                405,725
                                            -----------
         REAL ESTATE INVESTMENT
           TRUSTS -- 1.2%
18,700   Equity Residential...............      450,109
 2,100   Vornado Realty Trust.............       75,180
                                            -----------
                                                525,289
                                            -----------
         RETAIL -- 9.0%
15,700   Best Buy Co., Inc.*..............      423,429
 4,400   CDW Computer Centers, Inc.*......      179,520
24,700   Costco Wholesale Corp.*..........      741,741
19,100   Dollar General Corp. ............      233,211
38,000   Home Depot, Inc. ................      925,680
42,100   Kroger Co.*......................      553,615
19,700   May Department Stores Co. .......      391,833
11,100   RadioShack Corp. ................      247,419
 7,700   Tiffany & Co. ...................      192,500
                                            -----------
                                              3,888,948
                                            -----------
         SERVICES -- 1.8%
 7,700   Equifax, Inc. ...................      153,923
19,100   IMS Health, Inc. ................      298,151
 9,600   Paychex, Inc. ...................      263,712
 4,500   Robert Half International,
           Inc.*..........................       59,895
                                            -----------
                                                775,681
                                            -----------

SHARES                                         VALUE
------                                      -----------
         COMMON STOCKS (CONTINUED)
         SOFTWARE -- 5.1%
15,900   Adobe Systems, Inc. .............  $   490,197
10,600   Amdocs Ltd.*.....................      140,768
 5,000   DST Systems, Inc.*...............      136,000
12,700   Fiserv, Inc.*....................      399,796
 4,000   International Business Machines
           Corp. .........................      313,720
 5,700   Mercury Interactive Corp.*.......      169,176
33,600   Oracle Corp.*....................      364,526
 4,500   PeopleSoft Inc.*.................       68,850
 3,500   Synopsys, Inc.*..................      148,960
                                            -----------
                                              2,231,993
                                            -----------
         TELEPHONE -- 6.2%
55,300   SBC Communications, Inc. ........    1,109,318
44,700   Verizon Communications, Inc. ....    1,580,145
                                            -----------
                                              2,689,463
                                            -----------
         TEXTILES -- 0.6%
 8,000   Cintas Corp. ....................      263,200
                                            -----------
         TRANSPORTATION -- 1.7%
30,700   Carnival Corp. ..................      740,177
                                            -----------
         TRAVEL & ENTERTAINMENT -- 2.3%
13,000   Darden Restaurants, Inc. ........      232,050
 9,200   Hilton Hotels Corp. .............      106,812
11,900   Starbucks Corp.*.................      306,544
 7,700   Starwood Hotels & Resorts
           Worldwide, Inc. ...............      183,183
 6,800   Wendy's International, Inc. .....      187,068
                                            -----------
                                              1,015,657
                                            -----------
         TOTAL SECURITIES SOLD SHORT
           (PROCEEDS $37,266,369) 81.2%...  $35,410,188
                                            ===========

---------------

*  Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
--------------------------------------------------------------------------------

                        AXA ROSENBERG ENHANCED 500 FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions

                              [PERFORMANCE GRAPH]

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                           SINCE
                                                                LAST     INCEPTION
ENHANCED 500                                                   1 YEAR    (6/7/00)
------------                                                  --------   ---------
Institutional Shares (REDIX)................................   -22.68%    -16.22%
Class A Shares (RENAX)(1)...................................   -23.15%    -16.69%
Class A Shares*(1)..........................................   -25.46%    -17.59%
Class B Shares (RENBX)(1)...................................   -23.54%    -17.12%
Class B Shares**(1).........................................   -27.33%    -18.30%
S&P 500 Index(2)............................................   -24.76%    -16.31%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     The U.S. broad equity market suffered huge losses in the year ended March 31, 2003. The S&P 500 Index had one of its worst performing 12-month periods in history. Throughout the year, the market was rattled by continued unfavorable corporate earnings forecast, gloomy economic outlook, accounting scandals, and terrorism and war fears. There was a technology sector led market rally in October and November, but it quickly fizzled in December. In March 2003, as the fiscal year drew to an end and the U.S. war against Iraq began on hopes that the war would end swiftly, the market rebounded strongly. On the other hand, the outbreak of SARS in Asia further cast a shadow on the global economy.

     For the year ended March 31, 2003, returns were negative at each cap level of the market. There was not much disparity in performance between small cap and large cap stocks. The S&P 500 Index lost 24.76%, slightly outperforming the Russell 2000 Index(3), which declined 26.97%. It also marked a reversal of small stock outperformance, a trend which began in early 2000. Large, negative returns were also present in both value and growth sectors of the market. In the large cap sector, value stocks trailed growth stocks, while in the small cap sector, value stocks outpaced growth stocks. For example, the S&P 500/BARRA Value Index(4) declined 26.19% compared with a loss of 23.61% to the S&P 500/BARRA Growth Index(5). The Russell 2000 Value Index(6) went down 23.27% compared with a decline of 31.63% to the Russell 2000 Growth Index(7).

     The Fund outpaced returns to its S&P 500 Index benchmark in the trailing 12-month period, and marginally outperformed the benchmark when returns are measured since its inception on June 7, 2000. Dissecting active performance in the past year, we found that while the Fund's active exposures to risk factors, industry exposure, and specific stock selection each contributed positively to the Fund's active performance, our common risk policy was by far the most important positive contributor. Among risk factors, the Fund benefited most from positive exposure to relative strength, slightly below market beta(8), lower price-to-earnings(9) profile, and above average yield. Of all active industry exposures, the Fund's underweight position in IT Hardware, Media, Software, and Telephone contributed most positively, while the Fund's overweight position in Liquor and Tobacco, and Insurance contributed most negatively to performance. The stock selection effect was also positive, but paled in magnitude relative to industry and risk factors.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.
---------------

*  Reflects maximum 3.00% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

(1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(2) The S&P 500 Index is the benchmark for the AXA Rosenberg Enhanced 500 Fund. It is an unmanaged, broad-based index of 500 widely held common stocks.

(3) The Russell 2000 Index measure the performance of approximately 2,000 small capitalization companies with market value up to $3.3 billion.

(4) The S&P 500/BARRA Value Index measures the performance of the S&P 500 Index companies with lower book-price ratios.

(5) The S&P 500/BARRA Growth Index measure the performance of the S&P 500 Index with higher book-price ratios.

(6) The Russell 2000 Value Index measure the performance of the Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Russell 2000 Growth Index measure the performance of the Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

(8) Beta is the systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g. a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.

(9) Earnings to Price Ratio is the price of a stock divided by its earnings per share. The P/E ratio may either use the reported earnings from the latest year or employ an analyst's forecast of next year's earnings.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS -- 99.0%
            AIRCRAFT -- 0.3%
    300     Boeing Co. ......................  $    7,518
    300     Honeywell International, Inc. ...       6,408
                                               ----------
                                                   13,926
                                               ----------
            AIRLINES -- 0.2%
    100     FedEx Corp. .....................       5,507
    300     Southwest Airlines Co. ..........       4,308
                                               ----------
                                                    9,815
                                               ----------
            AUTOS -- 1.1%
    800     Ford Motor Co. ..................       6,016
    900     General Motors Acceptance
              Corp. .........................      30,258
    200     PACCAR, Inc. ....................      10,054
                                               ----------
                                                   46,328
                                               ----------
            BANKS -- 13.4%
    600     American Express Co. ............      19,938
    100     AmSouth Bancorp..................       1,988
  1,100     Bank of America Corp. ...........      73,524
    300     Bank of New York Co., Inc. ......       6,150
  1,000     Bank One Corp. ..................      34,620
    200     BB&T Corp. ......................       6,286
    100     Charter One Financial, Inc. .....       2,766
    300     Countrywide Financial Corp. .....      17,250
    800     Fannie Mae.......................      52,280
    200     Fifth Third Bancorp..............      10,028
    300     First Tennessee National
              Corp. .........................      11,913
    400     FleetBoston Financial Corp. .....       9,552
    600     Freddie Mac......................      31,860
  4,300     General Electric Co. ............     109,650
    100     KeyCorp..........................       2,256
    600     MBNA Corp. ......................       9,030
    100     Mellon Financial Corp. ..........       2,126
    200     National City Corp. .............       5,570
    500     PNC Financial Services Group.....      21,190
    200     SLM Corp. .......................      22,184
    100     SouthTrust Corp. ................       2,553
    100     State Street Corp. ..............       3,163
    100     SunTrust Banks, Inc. ............       5,265
  1,300     U.S. Bancorp.....................      24,674
  1,100     Wachovia Corp. ..................      37,477
    400     Washington Mutual, Inc. .........      14,108
    700     Wells Fargo & Co. ...............      31,493
                                               ----------
                                                  568,894
                                               ----------
            BIOTECHNOLOGY -- 1.4%
  1,000     Amgen, Inc.*.....................      57,550
    100     MedImmune, Inc.*.................       3,283
                                               ----------
                                                   60,833
                                               ----------
            BUILDING -- 1.0%
    200     Centex Corp. ....................      10,872
    300     Fluor Corp. .....................      10,104
    300     KB HOME..........................      13,635
    200     Pulte Homes, Inc. ...............      10,030
                                               ----------
                                                   44,641
                                               ----------
            CELLULAR -- 0.1%
    100     Alltel Corp. ....................       4,476
                                               ----------

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS (CONTINUED)
            CHEMICALS -- 1.3%
    300     Dow Chemical Co. ................  $    8,283
    800     Du Pont (E.I.) de Nemours &
              Co. ...........................      31,088
    300     Great Lakes Chemical Corp. ......       6,660
    400     Sherwin-Williams Co. ............      10,572
                                               ----------
                                                   56,603
                                               ----------
            COMPUTER -- 1.4%
  2,100     Dell Computer Corp.*.............      57,351
  1,300     Sun Microsystems, Inc.*..........       4,238
                                               ----------
                                                   61,589
            DEFENSE -- 0.4%
    100     Lockheed Martin Corp. ...........       4,755
    100     Raytheon Co. ....................       2,837
    400     Textron, Inc. ...................      10,984
                                               ----------
                                                   18,576
            DRUGS -- 7.7%
    700     Abbott Laboratories..............      26,327
    800     Bristol-Myers Squibb Co. ........      16,904
    400     Eli Lilly & Co. .................      22,860
    600     Forest Laboratories, Inc.*.......      32,382
  1,500     Merck & Co., Inc. ...............      82,170
  3,700     Pfizer, Inc. ....................     115,292
    500     Schering-Plough Corp. ...........       8,915
    500     Wyeth............................      18,910
                                               ----------
                                                  323,760
                                               ----------
            DURABLES -- 0.2%
    100     Harley-Davidson, Inc. ...........       3,971
    300     Maytag Corp. ....................       5,709
                                               ----------
                                                    9,680
                                               ----------
            ELECTRIC UTILITIES -- 1.4%
    100     American Electric Power, Inc. ...       2,285
  1,600     Calpine Corp.*...................       5,280
    400     Constellation Energy Group,
              Inc. ..........................      11,092
    100     Dominion Resources, Inc. ........       5,537
    300     Duke Energy Corp. ...............       4,362
    200     Edison International*............       2,738
    100     Exelon Corp. ....................       5,041
    100     FirstEnergy Corp. ...............       3,150
    300     Pinnacle West Capital Corp. .....       9,972
    100     Progress Energy, Inc. ...........       3,915
    300     Southern Co. ....................       8,532
                                               ----------
                                                   61,904
                                               ----------
            FOOD -- 3.4%
    210     Archer-Daniels-Midland Co. ......       2,268
    800     Campbell Soup Co. ...............      16,800
  1,100     Coca-Cola Co. ...................      44,528
    100     Coca-Cola Enterprises, Inc. .....       1,869
    200     ConAgra Foods, Inc. .............       4,016
    100     General Mills, Inc. .............       4,555
    100     H.J. Heinz Co. ..................       2,920
    100     Kellogg Co. .....................       3,065
    300     Pepsi Bottling Group, Inc. ......       5,379
  1,400     PepsiCo, Inc. ...................      56,000
    300     Sara Lee Corp. ..................       5,610
                                               ----------
                                                  147,010
                                               ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS (CONTINUED)
            HEALTH -- 1.9%
    400     Aetna, Inc. .....................  $   19,720
    200     HCA-The Healthcare Co. ..........       8,272
    800     Humana, Inc.*....................       7,680
    400     Manor Care, Inc.*................       7,692
    150     Tenet Healthcare Corp.*..........       2,505
    400     UnitedHealth Group, Inc. ........      36,668
                                               ----------
                                                   82,537
                                               ----------
            HOUSEHOLD -- 1.4%
    400     Brunswick Corp. .................       7,600
    500     Gillette Co. ....................      15,470
    300     International Game Technology*...      24,570
    100     Mattel, Inc. ....................       2,250
    100     Newell Rubbermaid, Inc. .........       2,835
    400     Tupperware Corp. ................       5,528
                                               ----------
                                                   58,253
                                               ----------
            INSTRUMENTS -- 6.4%
    300     Bausch & Lomb, Inc. .............       9,867
    200     Baxter International, Inc. ......       3,728
    100     Becton, Dickinson & Co. .........       3,444
    100     Biomet, Inc. ....................       3,065
    600     Boston Scientific Corp.*.........      24,456
    200     C.R. Bard, Inc. .................      12,612
    100     Guidant Corp.*...................       3,620
  2,000     Johnson & Johnson................     115,740
    300     Johnson Controls, Inc. ..........      21,732
    500     Medtronic, Inc. .................      22,560
    300     St. Jude Medical, Inc.*..........      14,625
    400     Stryker Corp. ...................      27,460
    400     Thermo Electron Corp.*...........       7,240
    100     Zimmer Holdings, Inc.*...........       4,863
                                               ----------
                                                  275,012
                                               ----------
            INSURANCE -- 5.2%
    100     ACE Ltd. ........................       2,895
    200     AFLAC, Inc. .....................       6,410
    300     Allstate Corp. ..................       9,951
  1,100     American International Group,
              Inc. ..........................      54,395
    700     Aon Corp. .......................      14,476
    100     John Hancock Financial Services,
              Inc. ..........................       2,778
    400     Loews Corp. .....................      15,936
    200     Marsh & McLennan Cos., Inc. .....       8,526
    400     MBIA, Inc. ......................      15,456
  1,000     MetLife, Inc. ...................      26,380
    100     MGIC Investment Corp. ...........       3,927
    100     Progressive Corp. ...............       5,931
    900     Prudential Financial, Inc. ......      26,325
    400     SAFCO Corp. .....................      13,988
    300     Torchmark Corp. .................      10,740
    600     UnumProvident Corp. .............       5,880
                                               ----------
                                                  223,994
                                               ----------
            IT HARDWARE -- 3.4%
    100     Analog Devices, Inc.*............       2,750
    700     Applied Materials, Inc.*.........       8,806
  3,100     Cisco Systems, Inc.*.............      40,238
    100     General Dynamics Corp. ..........       5,507
  3,600     Intel Corp. .....................      58,608

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS (CONTINUED)
            IT HARDWARE (CONTINUED)
    100     Linear Technology Co. ...........  $    3,087
    100     Maxim Integrated Products,
              Inc. ..........................       3,612
  1,000     Motorola, Inc. ..................       8,260
    800     Texas Instruments, Inc. .........      13,096
    100     Xilinx, Inc.*....................       2,341
                                               ----------
                                                  146,305
                                               ----------
            LIQUOR & TOBACCO -- 1.9%
    200     Adolph Coors Co., Class B........       9,700
  1,300     Altria Group, Inc. ..............      38,948
    700     Anheuser-Busch Cos., Inc. .......      32,627
                                               ----------
                                                   81,275
                                               ----------
            MACHINERY -- 2.6%
    200     American Standard Cos., Inc.*....      13,754
    200     Ball Corp. ......................      11,140
    100     Caterpillar, Inc. ...............       4,920
    300     Crane Co. .......................       5,226
    300     Cummins, Inc. ...................       7,380
    100     Deere & Co. .....................       3,926
    100     Emerson Electric Co. ............       4,535
    100     Illinois Tool Works, Inc. .......       5,815
  1,000     Masco Corp. .....................      18,620
    400     Rockwell Automation, Inc. .......       8,280
    300     Snap-on, Inc. ...................       7,428
    700     Tyco International Ltd. .........       9,002
    200     United Technologies Corp. .......      11,556
                                               ----------
                                                  111,582
                                               ----------
            MEDIA -- 0.9%
    200     Clear Channel Communications,
              Inc.*..........................       6,784
    100     Gannett Co., Inc. ...............       7,043
    200     Tribune Co. .....................       9,002
    900     Walt Disney Co. .................      15,318
                                               ----------
                                                   38,147
                                               ----------
            METALS -- 0.2%
    300     Alcoa, Inc. .....................       5,814
    100     Newmont Mining Corp. ............       2,615
                                               ----------
                                                    8,429
                                               ----------
            MISCELLANEOUS FINANCIAL -- 4.9%
    600     Charles Schwab Corp. ............       4,332
  3,100     Citigroup, Inc. .................     106,795
    100     Franklin Resources, Inc. ........       3,291
    200     Goldman Sachs Group, Inc. .......      13,616
  1,600     J.P. Morgan Chase & Co. .........      37,936
    100     Lehman Brothers Holdings,
              Inc. ..........................       5,775
    300     Merrill Lynch & Co. .............      10,620
    400     Morgan Stanley Dean Witter &
              Co. ...........................      15,340
    100     Principal Financial Group,
              Inc. ..........................       2,714
    300     Qualcomm, Inc. ..................      10,818
                                               ----------
                                                  211,237
                                               ----------
            OFFICE MACHINERY -- 2.1%
    600     Eastman Kodak Co. ...............      17,760
  1,000     EMC Corp.*.......................       7,230
  2,500     Hewlett-Packard Co. .............      38,875
    300     Lexmark International, Inc.*.....      20,085

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS (CONTINUED)
            OFFICE MACHINERY (CONTINUED)
    100     Pitney Bowes, Inc. ..............  $    3,192
    100     Veritas Software Corp.*..........       1,758
    300     Xerox Corp.*.....................       2,610
                                               ----------
                                                   91,510
                                               ----------
            OIL -- 0.9%
    200     Anadarko Petroleum Corp. ........       9,100
    300     Apache Corp. ....................      18,522
    300     EOG Resources, Inc. .............      11,868
                                               ----------
                                                   39,490
                                               ----------
            OIL -- INTEGRATED -- 4.1%
    500     ChevronTexaco Corp. .............      32,325
    300     ConocoPhillips...................      16,080
  2,900     Exxon Mobil Corp. ...............     101,355
    700     Marathon Oil Corp. ..............      16,779
    200     Occidental Petroleum Corp. ......       5,992
    100     Unocal Corp. ....................       2,631
                                               ----------
                                                  175,162
                                               ----------
            OIL DISTRIBUTION -- 0.3%
    300     Sunoco, Inc. ....................      10,971
                                               ----------
            OIL SERVICES -- 0.4%
    100     Baker Hughes, Inc. ..............       2,993
    200     Halliburton Co. .................       4,146
    200     Schlumberger Ltd. ...............       7,602
    100     Transocean, Inc. ................       2,045
                                               ----------
                                                   16,786
                                               ----------
            OTHER UTILITIES -- 0.8%
    300     Peoples Energy Corp. ............      10,731
    500     Public Service Enterprise Group,
              Inc. ..........................      18,345
    200     Waste Management, Inc. ..........       4,236
                                               ----------
                                                   33,312
                                               ----------
            PAPER -- 1.6%
    300     3M Co. ..........................      39,009
    200     Bemis Co. .......................       8,412
    300     International Paper Co. .........      10,140
    200     Kimberly-Clark Corp. ............       9,092
                                               ----------
                                                   66,653
                                               ----------
            REAL ESTATE INVESTMENT
              TRUST -- 0.1%
    100     Equity Office Properties Trust...       2,545
                                               ----------
            REAL ESTATE INVESTMENT
              TRUSTS -- 0.1%
    100     Equity Residential...............       2,407
                                               ----------
            RETAIL -- 6.9%
    100     Albertson's, Inc. ...............       1,885
    700     AutoNation, Inc.*................       8,925
    200     AutoZone, Inc.*..................      13,742
    100     Bed Bath & Beyond, Inc.*.........       3,454
    100     Best Buy Co., Inc.*..............       2,697
    200     Costco Wholesale Corp.*..........       6,006
    200     CVS Corp. .......................       4,770
    100     eBay, Inc.*......................       8,529
    500     Federated Department Stores,
              Inc.*..........................      14,010
    300     Gap, Inc. .......................       4,347
  1,050     Home Depot, Inc. ................      25,578

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS (CONTINUED)
            RETAIL (CONTINUED)
    100     Kohl's Corp.*....................  $    5,658
    300     Kroger Co.*......................       3,945
    200     Limited Brands, Inc. ............       2,574
    900     Lowe's Cos., Inc. ...............      36,738
    700     Office Depot, Inc.*..............       8,281
    100     Safeway, Inc.*...................       1,893
    100     Sears, Roebuck & Co. ............       2,415
    200     Staples, Inc.*...................       3,666
    300     Target Corp. ....................       8,778
  1,000     TJX Cos., Inc. ..................      17,600
  1,900     Wal-Mart Stores, Inc. ...........      98,857
    400     Walgreen Co. ....................      11,792
                                               ----------
                                                  296,140
                                               ----------
            SERVICES -- 1.5%
    400     Apollo Group, Inc., Class A*.....      19,960
    300     Deluxe Corp. ....................      12,039
    300     H&R Block, Inc. .................      12,807
    400     Moodys Corp. ....................      18,492
    100     Paychex, Inc. ...................       2,747
                                               ----------
                                                   66,045
                                               ----------
            SOAPS & COSMETICS -- 2.9%
    400     Avon Products, Inc. .............      22,820
    400     Clorox Co. ......................      18,468
    200     Colgate-Palmolive Co. ...........      10,888
    800     Procter & Gamble Co. ............      71,240
                                               ----------
                                                  123,416
                                               ----------
            SOFTWARE -- 7.3%
    100     Adobe Systems, Inc. .............       3,083
    200     Automatic Data Processing,
              Inc. ..........................       6,158
    200     Computer Associates
              International, Inc. ...........       2,732
    400     Computer Sciences Corp.*.........      13,020
    200     Electronic Data Systems Corp. ...       3,520
  1,000     First Data Corp. ................      37,010
    800     International Business Machines
              Corp. .........................      62,744
  5,800     Microsoft Corp. .................     140,418
  2,300     Oracle Corp.*....................      24,953
    500     Sabre Holdings Corp.*............       7,955
    800     Unisys Corp.*....................       7,408
                                               ----------
                                                  309,001
                                               ----------
            TELEPHONE -- 3.8%
  1,900     AOL Time Warner, Inc.*...........      20,634
    260     AT&T Corp. ......................       4,212
    800     BellSouth Corp. .................      17,336
  1,000     Comcast Corp. -- Special Class
              A*.............................      28,590
  1,400     SBC Communications, Inc. ........      28,084
  1,500     Sprint Corp. ....................      17,625
  1,200     Verizon Communications, Inc. ....      42,420
    200     Yahoo!, Inc.*....................       4,804
                                               ----------
                                                  163,705
                                               ----------
            TEXTILES -- 0.8%
    300     Jones Apparel Group, Inc.*.......       8,229
    400     Liz Claiborne, Inc. .............      12,368
    100     NIKE, Inc. ......................       5,142

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                          VALUE
---------                                      ----------
            COMMON STOCKS (CONTINUED)
            TEXTILES (CONTINUED)
iOEy300     Reebok International Ltd.*.......  $    9,855
                                               ----------
                                                   35,594
                                               ----------
            TRANSPORTATION -- 1.9%
    800     Burlington Northern Santa Fe
              Corp. .........................      19,920
    200     Carnival Corp. ..................       4,822
    100     Norfolk Southern Corp. ..........       1,856
    300     Ryder Systems, Inc. .............       6,153
    500     Union Pacific Corp. .............      27,500
    400     United Parcel Service, Inc. .....      22,800
                                               ----------
                                                   83,051
                                               ----------
            TRAVEL & ENTERTAINMENT -- 0.7%
    400     Cendant Corp.*...................       5,080
    500     McDonald's Corp. ................       7,230
    100     Starbucks Corp.*.................       2,576
    700     YUM! Brands, Inc.*...............      17,031
                                               ----------
                                                   31,917
                                               ----------
            WHOLESALE -- 0.7%
    100     Cardinal Health, Inc. ...........       5,697
    100     McKesson Corp. ..................       2,493
    900     Sysco Corp. .....................      22,896
                                               ----------
                                                   31,086
                                               ----------
            TOTAL COMMON STOCKS..............   4,243,597
                                               ----------
PRINCIPAL                                        VALUE
  -----                                        ----------
      S     REPURCHASE AGREEMENT -- 0.0%
  $ 921     Bear Stearns dated 3/31/03, due
              4/1/03 at 1.30% with a maturity
              value of $921 (Fully
              collateralized by U.S. Treasury
              securities)....................  $      921
                                               ----------
            TOTAL REPURCHASE AGREEMENTS......         921
                                               ----------
            TOTAL INVESTMENTS (COST
              $5,071,777) (a) -- 99.0%.......   4,244,518
            OTHER ASSETS IN EXCESS OF
              LIABILITIES -- 1.0%............      42,641
                                               ----------
            NET ASSETS -- 100.0%.............  $4,287,159
                                               ==========

---------------

*  Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $5,335,852 and differs from value by net unrealized depreciation of securities as follow:

   Unrealized appreciation................  $   208,160
   Unrealized depreciation................   (1,299,494)
                                            -----------
   Net unrealized depreciation............  $(1,091,334)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                    AXA ROSENBERG INTERNATIONAL EQUITY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions


                              [PERFORMANCE GRAPH]

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS MARCH 31, 2003

                                                                           SINCE       SINCE
                                                                LAST     INCEPTION   INCEPTION
INTERNATIONAL EQUITY                                           1 YEAR    (6/7/00)    (12/5/00)
--------------------                                          --------   ---------   ---------
Institutional Shares (REQIX)................................   -20.66%    -16.97%
Investor Shares (RIEIX).....................................   -20.73%                -16.72%
Class A Shares (REQAX)(1)...................................   -21.08%    -17.39%
Class A Shares*(1)..........................................   -25.40%    -19.05%
Class B Shares (REQBX)(1)...................................   -21.32%    -17.81%
Class B Shares**(1).........................................   -25.25%    -18.93%
MSCI-EAFE Index(2)..........................................   -22.95%    -19.70%     -18.97%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     International stocks suffered severe loss in the fiscal year ending March 31, 2003. Throughout the year, the market was rattled by seemingly endless corporate accounting scandals, gloomy economic outlook and weak corporate earnings. Markets rebounded strongly in October and November on optimism over the state of the economy, but fell sharply in the last quarter of the fiscal year over uncertainty of the war on Iraq. For the year as a whole, international stocks as measured by the MSCI-EAFE Index lost 22.95%.

     In Europe, the market fell sharply on soft economic data and deteriorating corporate earnings during the year. Value stocks slightly underperformed growth stocks, while small cap stocks strongly outperformed large stocks. Among major industry groups, Defense and Insurance stocks were under pressure as Telecom and Oil stocks outperformed the markets.

     In Japan, the overall market continued to decline during the year, and the Nikkei 225 Index(3) hit a new 20-year low in March. On the economic front, production data showed no signs of growth, and consumer confidence remained weak. Continuous contraction of domestic consumption and falling consumer price might indicate that the pro-long deflation could continue.

     Elsewhere in Asia, markets held up better than other regions during the year. Stocks in Australia and New Zealand, benefiting from a healthy domestic economy, outperformed with strong gains from resources and media stocks. However, potential impact from the outbreak of SARS, a mysterious epidemic spreading in Southeast Asia, added additional uncertainty to the economic recovery in the region.

     The U.S. dollar fell sharply against other major currencies during the year. It lost about 25% against the Euro, and depreciated over 10% against Japanese Yen and Pound Sterling.

     For the year, the AXA Rosenberg International Equity Fund outperformed its benchmark, the MSCI-EAFE Index. The positive alpha was mostly attributable to stock selection and the fund's active exposure to risk indices. The Fund's below market Beta and positive exposure to trailing price performance helped the outperformance. The contribution from overall active industry and country exposure was slightly negative. The Manager strives to add value consistently through bottom-up stock selection and avoids heavy bets on countries and industries.

     The Manager follows a systematic and disciplined approach to international investing. As of March 31, 2003, the portfolio holdings were diversified over 20 countries and about 260 companies. The top 10 holdings accounted for about 24% of the total portfolio. Approximately 70% of the holdings were invested in Europe.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     International investing involves increased risk and volatility.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

(1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(2) The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI-EAFE) is an international, unmanaged, weighted stock market index that includes over 1,000 securities listed on the stock exchanges of 21 developed market countries from Europe, Australia, Asia and the Far East.

(3) The Nikkei 225 Index is an index of 225 leading stocks traded on the Tokyo Stock Exchange.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS -- 95.0%
             AUSTRALIA -- 4.9%
             Banking -- 2.9%
     4,034   Australia & New Zealand
               Banking Group Ltd. ........   $   43,709
     3,053   Commonwealth Bank of
               Australia..................       48,060
     2,486   National Australia Bank
               Ltd. ......................       47,998
       659   Suncorp-Metway Ltd. .........        4,050
     4,185   Westpac Banking Corp. .......       38,137
                                             ----------
                                                181,954
                                             ----------
             Building -- 0.2%
     1,582   Leighton Holdings Ltd. ......        8,413
     2,277   Transurban Group.............        6,013
                                             ----------
                                                 14,426
                                             ----------
             Chemicals -- 0.2%
     2,166   Orica Ltd. ..................       11,898
                                             ----------
             Construction Materials --0.2%
     3,890   Boral Ltd. ..................       10,813
                                             ----------
             Insurance -- 0.2%
       796   AMP Ltd. ....................        3,377
     1,585   QBE Insurance Group Ltd. ....        8,036
                                             ----------
                                                 11,413
                                             ----------
             Media -- 0.3%
     2,360   APN News & Media Ltd. .......        4,535
     4,512   John Fairfax Holdings
               Ltd. ......................        8,343
     1,608   Seven Network Ltd. ..........        3,693
     1,880   Ten Network Holdings Ltd. ...        2,284
                                             ----------
                                                 18,855
                                             ----------
             Metals -- 0.3%
     4,907   Downer EDI Ltd. .............        1,661
     6,071   M.I.M. Holdings Ltd. ........        5,503
     3,655   OneSteel Ltd. ...............        3,711
       200   Rio Tinto Ltd. ..............        3,750
       537   Sims Group Ltd. .............        2,723
     2,049   WMC Resources Ltd*...........        4,532
                                             ----------
                                                 21,880
                                             ----------
             Oil -- 0.2%
     4,093   Santos Ltd. .................       14,494
                                             ----------
             Paper -- 0.0%
       474   Amcor Ltd. ..................        2,323
                                             ----------
             Real Estate
               Development -- 0.0%
     2,788   Australand Holdings Ltd. ....        2,392
                                             ----------
             Telephone -- 0.2%
     4,259   Telstra Corp., Ltd. .........       10,475
                                             ----------
             Travel & Entertainment --0.2%
       776   Publishing & Broadcasting
               Ltd. ......................        3,934
     1,120   TABCORP Holdings Ltd. .......        6,768
                                             ----------
                                                 10,702
                                             ----------
             Wholesale -- 0.0%
       297   PaperlinX Ltd. ..............          919
                                             ----------
                                                312,544
                                             ----------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             BELGIUM -- 0.3%
             Banking -- 0.3%
       290   Algemene Maatschappij voor
               Nijverheidskredit..........   $    9,069
       650   Fortis.......................        8,455
       100   KBC
               Bankverzekeringsholding....        3,035
                                             ----------
                                                 20,559
                                             ----------
                                                 20,559
                                             ----------
             DENMARK -- 0.3%
             Food -- 0.1%
       183   Danisco......................        5,929
                                             ----------
             Services -- 0.2%
       400   ISS*.........................       12,931
                                             ----------
                                                 18,860
                                             ----------
             FINLAND -- 1.8%
             Airlines -- 0.1%
     1,001   Finnair......................        3,889
                                             ----------
             Chemicals -- 0.1%
     1,200   Kemira.......................        7,922
                                             ----------
             Drugs -- 0.2%
       782   Orion-Yhtyma, Class B........       11,426
                                             ----------
             Electric Utilities -- 0.1%
       700   Wartsila Corp., Class B......        7,150
                                             ----------
             Insurance -- 0.1%
       486   Pohjola Group, Class D.......        7,663
                                             ----------
             Metals -- 0.0%
       300   Rautaruukki..................        1,120
                                             ----------
             Oil Distribution -- 0.5%
     4,864   Fortum.......................       32,641
                                             ----------
             Paper -- 0.6%
     1,800   M-real, Class B..............       12,610
       700   Stora Enso, Class R..........        6,454
     1,400   UPM-Kymmene..................       18,103
                                             ----------
                                                 37,167
             Wholesale -- 0.1%
     1,224   Tamro........................        5,276
                                             ----------
                                                114,254
                                             ----------
             FRANCE -- 8.5%
             Airlines -- 0.2%
     1,318   Air France...................       12,009
                                             ----------
             Autos -- 0.0%
         8   Valeo........................          176
                                             ----------
             Banking -- 2.6%
     1,622   Credit Lyonnais..............       95,045
     1,210   Societe Generale, Class A....       62,479
                                             ----------
                                                157,524
                                             ----------
             Chemicals -- 0.1%
     1,406   Rhodia.......................        7,625
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             FRANCE (CONTINUED)
             Construction
               Materials -- 1.0%
       269   Ciments Francais.............   $   13,453
     1,930   Compagnie de Saint-Gobain....       53,345
                                             ----------
                                                 66,798
                                             ----------
             Defense -- 0.3%
       900   Thales.......................       20,683
                                             ----------
             Drugs -- 1.7%
     2,456   Aventis......................      107,816
                                             ----------
             Financial Investments -- 0.0%
        60   Eurazeo......................        2,923
                                             ----------
             Insurance -- 0.3%
       810   Assurances Generales de
               France.....................       21,443
                                             ----------
             Machinery -- 0.0%
     1,234   Alstom*......................        1,899
                                             ----------
             Oil -- 0.1%
        44   Elf Gabon....................        8,066
                                             ----------
             Oil -- International -- 0.1%
        50   Total Fina Elf...............        6,329
                                             ----------
             Soap & Cosmetics -- 2.1%
       879   Christian Dior...............       28,871
     1,680   L' Oreal.....................      101,743
                                             ----------
                                                130,614
                                             ----------
                                                543,905
                                             ----------
             GERMANY -- 6.0%
             Airlines -- 0.3%
     2,250   Deutsche Lufthansa*..........       19,789
                                             ----------
             Chemicals -- 0.7%
     1,000   Degussa......................       24,443
       730   Linde........................       23,101
                                             ----------
                                                 47,544
                                             ----------
             Drugs -- 1.2%
     4,100   Bayer........................       56,148
       910   Merck KGaA...................       22,243
                                             ----------
                                                 78,391
                                             ----------
             Electric Utilities -- 1.9%
     1,400   E.On.........................       57,746
     2,450   RWE..........................       54,752
                                             ----------
                                                112,498
                                             ----------
             Instruments -- 0.0%
        52   Fresenius....................        2,355
                                             ----------
             Metals -- 0.2%
     1,420   ThyssenKrupp.................       11,311
                                             ----------
             Miscellaneous
               Financial -- 1.7%
     2,650   Deutsche Bank................      111,619
                                             ----------
                                                383,507
                                             ----------
             GREECE -- 0.0%
             Banking -- 0.0%
        14   Bank of Greece...............          872
                                             ----------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             HONG KONG -- 1.9%
             Airlines -- 0.1%
     5,000   Cathay Pacific Airways
               Ltd. ......................   $    6,090
                                             ----------
             Banking -- 0.1%
     4,000   BOC Hong Kong (Holdings)
               Ltd.*......................        4,180
                                             ----------
             Electric Utilities -- 0.4%
     7,000   CLP Holdings Ltd. ...........       28,990
                                             ----------
             Food -- 0.1%
    25,000   Tingyi (Cayman Islands)
               Holding Corp. .............        6,218
                                             ----------
             Media -- 0.2%
     3,000   Kowloon Motor Bus Holdings
               Ltd. ......................       13,232
                                             ----------
             Real Estate
               Development -- 0.7%
     6,000   Henderson Investment Ltd. ...        5,154
     5,000   Sun Hung Kai Properties
               Ltd. ......................       23,976
     5,000   Swire Pacific Ltd., Class
               A..........................       19,809
                                             ----------
                                                 48,939
                                             ----------
             Retail -- 0.3%
     3,000   Jardine Matheson Holdings
               Ltd. ......................       16,500
                                             ----------
                                                124,149
                                             ----------
             ITALY -- 5.5%
             Banking -- 0.7%
    12,000   Banca Nazionale del
               Lavoro*....................       15,137
     4,000   Banca Popolare di Milano
               Scrl*......................       15,277
     8,000   Capitalia....................       11,261
                                             ----------
                                                 41,675
                                             ----------
             Cellular -- 1.7%
    16,000   Telecom Italia...............      110,342
                                             ----------
             Construction Materials --1.1%
     2,000   Italmobiliare................       68,636
                                             ----------
             Oil -- International -- 2.0%
    10,000   Eni..........................      133,564
                                             ----------
                                                354,217
                                             ----------
             JAPAN -- 20.7%
             Autos -- 2.3%
     4,000   Daihatsu Motor Co., Ltd. ....       13,324
     1,000   Denso Corp. .................       14,606
     3,000   Fuji Heavy Industries
               Ltd. ......................       11,031
       900   Honda Motor Co., Ltd. .......       29,980
     3,000   Mazda Motor Corp. ...........        5,389
     2,000   Nissan Motors Co., Ltd. .....       13,324
       500   Toyota Industries Corp. .....        7,400
     2,400   Toyota Motor Corp. ..........       53,330
                                             ----------
                                                148,384
                                             ----------
             Banking -- 0.8%
         4   Mitsubishi Tokyo Financial
               Group, Inc. ...............       15,180
         8   Mizuho Financial Group,
               Inc.*......................        6,531
       500   Sanyo Shinpan Finance Co.,
               Ltd. ......................        9,487
     5,000   The Joyo Bank Ltd. ..........       13,114
         4   UFJ Holdings, Inc. ..........        3,980
                                             ----------
                                                 48,292
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             Building -- 1.2%
       600   Chudenko Corp. ..............   $    5,465
       500   Daito Trust Construction Co.,
               Ltd. ......................       10,204
     3,000   Daiwa House Industry Co.,
               Ltd. ......................       17,279
     2,000   Kandenko Co., Ltd. ..........        6,139
     3,000   Maeda Road Construction Co.,
               Ltd. ......................       10,398
     2,000   Nippon Hodo Co., Ltd. .......        9,445
     6,000   Obayashi Corp. ..............       14,572
     2,000   Yurtec Corp. ................        5,633
                                             ----------
                                                 79,135
                                             ----------
             Cellular -- 0.3%
         5   Nippon Telegraph & Telephone
               Corp. .....................       16,993
                                             ----------
             Chemicals -- 1.0%
     2,000   Bridgestone Corp. ...........       23,495
     1,000   Kaneka Corp. ................        4,697
     2,000   Mitsui Chemicals, Inc. ......        7,860
       400   Shin-Etsu Chemical Co.,
               Ltd. ......................       12,380
     4,000   Toyo Tire & Rubber Co.,
               Ltd. ......................        7,556
     3,000   Yokohama Rubber Co., Ltd. ...        7,691
                                             ----------
                                                 63,679
                                             ----------
             Construction Materials --0.4%
     2,000   Matsushita Electric Works
               Ltd. ......................       10,423
     2,000   NGK Spark Plug Co., Ltd. ....       13,729
                                             ----------
                                                 24,152
                                             ----------
             Drugs -- 1.7%
     3,000   Kyowa Hakko Kogyo Co.,
               Ltd. ......................       12,801
     1,500   Sankyo Co., Ltd. ............       19,860
     1,000   Taisho Pharmacuetical Co.,
               Ltd. ......................       14,244
     1,000   Takeda Chemical Industries
               Ltd. ......................       37,359
     1,000   Yamanouchi Pharmaceutical
               Co., Ltd. .................       26,058
                                             ----------
                                                110,322
                                             ----------
             Electric Utilities -- 1.1%
       600   Chubu Electric Power Co.,
               Inc. ......................       10,676
       700   Kansai Electric Power Co.,
               Inc. ......................       10,579
       500   Kyushu Electric Power Co.,
               Inc. ......................        7,295
       400   Tohoku Electric Power Co.,
               Inc. ......................        5,802
     2,000   Tokyo Electric Power Co.,
               Inc. ......................       38,201
                                             ----------
                                                 72,553
                                             ----------
             Food -- 0.7%
     2,000   Kinki Coca-Cola Bottling Co.,
               Ltd. ......................       11,300
       500   Kirin Beverage Corp. ........        8,686
     2,000   Mikuni Coca-Cola Bottling
               Co., Ltd. .................       14,185
       500   Nissin Food Products Co.,
               Ltd. ......................       10,373
                                             ----------
                                                 44,544
                                             ----------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             Insurance -- 0.9%
         2   Millea Holdings, Inc. .......   $   12,414
     4,000   Mitsui Sumitomo Insurance
               Co., Ltd. .................       17,136
     3,000   Nipponkoa Insurance Co.,
               Ltd. ......................        9,664
     3,000   Sompo Japan Insurance,
               Inc. ......................       14,016
     3,000   The Nisshin Fire & Marine
               Insurance Co., Ltd. .......        5,718
                                             ----------
                                                 58,948
                                             ----------
             IT Hardware -- 1.8%
     7,000   Hitachi Ltd. ................       24,380
       100   Hoya Corp. ..................        6,030
       200   Kyocera Corp. ...............        9,917
     2,000   Matsushita Electric
               Industrial Co., Ltd. ......       17,086
     5,000   Mitsubishi Electric Corp. ...       13,788
       200   Murata Manufacturing Co.,
               Ltd. ......................        7,758
     2,000   NEC Corp. ...................        6,595
       100   Rohm Co., Ltd. ..............       10,837
     1,000   Sharp Corp. .................        9,867
     3,000   Toshiba Corp. ...............        7,919
                                             ----------
                                                114,177
                                             ----------
             Liquor & Tobacco -- 0.7%
     2,000   Asahi Breweries Ltd. ........       12,667
         2   Japan Tobacco, Inc. .........       11,924
     3,000   Kirin Brewery Co., Ltd. .....       22,441
                                             ----------
                                                 47,032
                                             ----------
             Machinery -- 1.0%
     4,000   Fuji Electric Co., Ltd. .....        6,881
     3,000   Kawasaki Heavy Industries
               Ltd. ......................        2,505
     2,000   Makita Corp. ................       14,016
     8,000   Mitsubishi Heavy Indstries
               Ltd. ......................       19,160
     2,000   Toyo Seikan Kaisha Ltd. .....       19,042
                                             ----------
                                                 61,604
                                             ----------
             Media -- 0.5%
     2,000   Dai Nippon Printing Co.,
               Ltd. ......................       19,126
     2,000   Toppan Printing Co., Ltd. ...       12,700
                                             ----------
                                                 31,826
                                             ----------
             Metals -- 0.1%
     6,000   Nippon Steel Corp. ..........        7,185
                                             ----------
             Miscellaneous
               Financial -- 0.6%
     2,000   Daiwa Securities Group,
               Inc. ......................        8,214
     2,000   Nikko Cordial Corp. .........        5,482
     6,000   Shinko Securities Co.,
               Ltd. ......................        6,983
         5   Sumitomo Mitsui Financial
               Group, Inc.*...............        8,939
       200   Takefuji Corp. ..............        9,529
                                             ----------
                                                 39,147
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             JAPAN (CONTINUED)
             Office Machinery -- 1.1%
     1,000   Canon, Inc. .................   $   34,913
     1,000   Fuji Photo Film Co., Ltd. ...       30,697
     2,000   Sanyo Electric Co., Ltd. ....        5,465
                                             ----------
                                                 71,075
                                             ----------
             Oil Distribution -- 0.5%
     4,000   Nippon Oil Corp. ............       16,833
     2,000   Showa Shell Sekiyu K.K.......       12,886
                                             ----------
                                                 29,719
                                             ----------
             Other Utilities -- 0.1%
     2,000   Tokyo Gas Co., Ltd. .........        6,207
                                             ----------
             Paper -- 0.1%
     3,000   Chuetsu Pulp & Paper Co.,
               Ltd. ......................        5,085
         1   Nippon Unipac Holding........        3,727
                                             ----------
                                                  8,812
             Real Estate
               Development -- 0.3%
     1,000   Mitsubishi Estate Co.,
               Ltd. ......................        6,156
     1,000   Mitsui Fudosan Co., Ltd. ....        5,735
     2,000   Sumitomo Realty & Development
               Co., Ltd. .................        6,628
                                             ----------
                                                 18,519
                                             ----------
             Retail -- 0.4%
     1,000   Seven-Eleven Japan Co.,
               Ltd. ......................       26,396
                                             ----------
             Services -- 0.4%
     2,000   Aichi Toyota Motor Co.,
               Ltd. ......................       16,445
       600   Benesse Corp. ...............        6,831
                                             ----------
                                                 23,276
                                             ----------
             Soap & Cosmetics -- 0.4%
       400   ADERANS Co., Ltd. ...........        7,927
     1,000   Kao Corp. ...................       20,197
                                             ----------
                                                 28,124
                                             ----------
             Software -- 0.1%
     2,000   Fujitsu Ltd. ................        5,397
                                             ----------
             Telephone -- 0.5%
        17   NTT DoCoMo, Inc. ............       31,683
                                             ----------
             Trade Co. -- 0.4%
     7,000   Marubeni Corp. ..............        6,553
     4,000   Mitsui & Co., Ltd. ..........       19,362
                                             ----------
                                                 25,915
                                             ----------
             Transportation -- 0.4%
         3   East Japan Railway Co. ......       13,105
     1,000   Yamato Transport Co.,
               Ltd. ......................       11,275
                                             ----------
                                                 24,380
                                             ----------
             Travel & Entertainment --0.9%
       800   Heiwa Corp. .................       12,656
       100   Nintendo Co., Ltd. ..........        8,096
       300   Sankyo Co., Ltd. ............        6,666
       800   Sony Corp. ..................       28,335
                                             ----------
                                                 55,753
                                             ----------
                                              1,323,229
                                             ----------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             NETHERLANDS -- 6.4%
             Banking -- 1.4%
     5,970   ABN AMRO Holding.............   $   87,294
                                             ----------
             Cellular -- 0.1%
     1,298   Koninklijke (Royal) KPN*.....        8,328
                                             ----------
             Food -- 2.3%
     2,482   Unilever.....................      147,741
                                             ----------
             IT Hardware -- 1.5%
     6,260   Koninklijke (Royal) Philips
               Electronics................       98,297
                                             ----------
             Media -- 0.1%
       210   VNU..........................        5,335
                                             ----------
             Oil -- International -- 1.0%
     1,530   Royal Dutch Petroleum Co. ...       62,290
                                             ----------
                                                409,285
                                             ----------
             NEW ZEALAND -- 0.4%
             Electric Utilities -- 0.1%
     3,350   Contact Energy Ltd. .........        7,834
                                             ----------
             Food -- 0.3%
    15,200   Carter Holt Harvey Ltd. .....       14,993
                                             ----------
                                                 22,827
                                             ----------
             NORWAY -- 1.1%
             Oil -- 1.1%
     8,700   Statoil......................       67,737
                                             ----------
             PORTUGAL -- 0.5%
             Electric Utilities -- 0.5%
    18,000   Electricidade de Portugal....       30,837
                                             ----------
             SINGAPORE -- 0.7%
             Aircraft -- 0.1%
    13,000   Singapore Technologies
               Engineering Ltd. ..........       13,109
                                             ----------
             Airlines -- 0.2%
     1,000   Singapore Airlines Ltd. .....        4,957
     6,000   Singapore Airport Terminal
               Services Ltd. .............        5,439
                                             ----------
                                                 10,396
                                             ----------
             Financial Investments -- 0.1%
     2,000   Overseas Union Enterprise
               Ltd. ......................        6,515
                                             ----------
             Real Estate
               Development -- 0.2%
     5,000   Keppel Corp., Ltd. ..........       11,897
                                             ----------
             Transportation -- 0.1%
     8,000   Neptune Orient Lines Ltd.*...        4,759
                                             ----------
                                                 46,676
                                             ----------
             SPAIN -- 5.5%
             Airlines -- 0.2%
     8,530   Iberia Lineas Aereas de
               Espana.....................       12,007
                                             ----------
             Building -- 0.2%
       276   Fomento de Construcciones y
               Contratas..................        6,924
     1,220   Obrascon Huarte Lain.........        5,565
                                             ----------
                                                 12,489
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             SPAIN (CONTINUED)
             Construction
               Materials -- 0.0%
        19   Cementos Portland............   $      713
                                             ----------
             Electric Utilities -- 1.2%
     4,780   Iberdrola....................       77,874
                                             ----------
             Insurance -- 0.1%
       994   Corporacion Mapfre...........        8,092
                                             ----------
             Oil -- International -- 1.4%
     6,220   Repsol YPF...................       89,728
                                             ----------
             Telephone -- 2.4%
    16,140   Telefonica*..................      150,936
                                             ----------
                                                351,839
                                             ----------
             SWEDEN -- 1.3%
             Banking -- 0.2%
     3,600   Nordea.......................       15,879
                                             ----------
             Building -- 0.0%
       232   Skanska, Class B.............        1,059
                                             ----------
             Financial Investments -- 0.4%
     3,900   Investor, Class B............       22,446
                                             ----------
             Instruments -- 0.2%
     2,800   Gambro, Class A..............       11,723
                                             ----------
             Paper -- 0.5%
        20   Svenska Cellulosa, Class A...          632
       900   Svenska Cellulosa, Class B...       28,395
                                             ----------
                                                 29,027
                                             ----------
                                                 80,134
                                             ----------
             SWITZERLAND -- 4.8%
             Airlines -- 0.0%
        30   Swissair Group(b)*...........            2
                                             ----------
             Banking -- 1.3%
     1,950   UBS*.........................       82,966
                                             ----------
             Chemicals -- 0.4%
       440   Ciba Specialty Chemicals*....       28,797
                                             ----------
             Drugs -- 2.4%
     2,600   Roche Holding................      155,641
                                             ----------
             Financial Institutions --0.3%
     1,350   Compagnie Financiere
               Richemont, Class A.........       18,430
                                             ----------
             Instruments -- 0.3%
        80   Centerpulse*.................       17,108
                                             ----------
             Insurance -- 0.1%
       132   Swiss Life Holdings*.........        4,884
                                             ----------
             Services -- 0.0%
         4   Kuoni Reisen Holding*........          793
                                             ----------
                                                308,621
                                             ----------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM -- 24.4%
             Banking -- 9.0%
    22,000   Barclays.....................   $  126,926
    13,000   HBOS.........................      133,462
     9,000   HSBC Holdings................       92,326
    23,000   Lloyds TSB Group.............      117,063
     5,000   Royal Bank of Scotland
               Group......................      112,621
                                             ----------
                                                582,398
                                             ----------
             Building -- 0.1%
       369   George Wimpey................        1,391
     2,000   Mowlem.......................        4,212
                                             ----------
                                                  5,603
                                             ----------
             Cellular -- 2.8%
   102,000   Vodafone Group...............      182,185
                                             ----------
             Construction Materials --0.2%
    11,000   Pilkington...................        8,563
       228   RMC Group....................        1,283
                                             ----------
                                                  9,846
                                             ----------
             Defense -- 0.0%
     1,498   BAE SYSTEMS..................        2,652
                                             ----------
             Insurance -- 1.0%
    12,000   Aviva........................       66,767
                                             ----------
             Liquor & Tobacco -- 2.2%
    11,000   British American Tobacco.....      102,845
     6,000   SABMiller....................       37,556
                                             ----------
                                                140,401
                                             ----------
             Media -- 0.9%
     5,000   Pearson......................       37,975
     3,000   Trinity Mirror...............       18,043
                                             ----------
                                                 56,018
                                             ----------
             Metals -- 1.6%
     7,000   Anglo American...............       99,470
         1   BHP Billiton.................            5
                                             ----------
                                                 99,475
                                             ----------
             Oil -- International -- 2.6%
    27,000   Shell Transport & Trading
               Co. .......................      163,242
                                             ----------
             Other Utilities -- 0.2%
     1,000   Severn Trent.................       11,317
                                             ----------
             Paper -- 0.0%
     1,320   DS Smith.....................        3,088
                                             ----------
             Retail -- 0.8%
    12,000   J Sainsbury..................       41,729
     3,000   WH Smith.....................       12,187
                                             ----------
                                                 53,916
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  ------------
             COMMON STOCKS (CONTINUED)
             UNITED KINGDOM (CONTINUED)
             Services -- 0.3%
    10,000   Reuters Group................   $   16,044
                                             ----------
             Soap & Cosmetics -- 0.1%
     3,000   Body Shop International......        3,794
                                             ----------
             Telephone -- 1.5%
    39,000   BT Group.....................       96,783
                                             ----------
             Transportation -- 0.3%
    13,684   Stagecoach Group.............        9,193
     2,000   Tibbett & Britten Group......       11,444
                                             ----------
                                                 20,637
                                             ----------
             Travel & Entertainment --0.8%
     4,475   Scottish & Newcastle.........       23,961
     3,000   Whitbread....................       24,848
                                             ----------
                                                 48,809
                                             ----------
                                              1,562,975
                                             ----------
             TOTAL COMMON STOCKS..........    6,077,027
                                             ----------
PRINCIPAL                                      VALUE
----------                                  ------------
             REPURCHASE AGREEMENTS -- 2.9%
$  187,000   State Street Bank dated
               3/31/03, due 4/1/03 at
               0.05% with a maturity value
               of $187,000 (Fully
               collateralized by Federal
               Home Loan Bank
               securities)................   $  187,000
                                             ----------
             TOTAL REPURCHASE
               AGREEMENTS.................      187,000
                                             ----------
             TOTAL INVESTMENTS
               (COST $7,279,304)
               (a) -- 97.9%...............    6,264,027
             OTHER ASSETS IN EXCESS OF
               LIABILITIES -- 2.1%........      137,564
                                             ----------
             NET ASSETS -- 100.0%.........   $6,401,591
                                             ==========

---------------

 * Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $7,349,683 and differs from value by net unrealized depreciation of securities as follow:

    Unrealized appreciation...............  $   187,561
    Unrealized depreciation...............   (1,273,217)
                                            -----------
    Net unrealized depreciation...........  $(1,085,656)
                                            ===========

(b) Bankrupt Security / delisted; fair-valued by Management.

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                              CONTRACT          UNREALIZED
                                                              DELIVERY         AMOUNT         APPRECIATION/
                                                                DATE      (LOCAL CURRENCY)    (DEPRECIATION)
                                                              --------    ----------------    --------------
Deliver Swiss Francs in exchange
  For Euro 33,875                                              4/1/03          50,000              $(33)
Deliver British Pounds in exchange
  For Euro 20,000                                              4/2/03          13,794              $ 21

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
--------------------------------------------------------------------------------

                  AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions


                              [PERFORMANCE GRAPH]

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF MARCH 31, 2003

                                                                        SINCE       SINCE
                                                             LAST     INCEPTION   INCEPTION
GLOBAL LONG/SHORT                                           1 YEAR    (9/29/00)   (8/23/01)
-----------------                                          --------   ---------   ---------
Institutional Shares (MSMNX).............................    16.95%      9.82%
Investor Shares (RMSIX)..................................    16.58%                 12.49%
Class A Shares (RMNAX)(1)................................    16.49%      9.36%
Class A Shares*(1).......................................    10.07%      6.92%
Class B Shares (RMNBX)(1)................................    15.83%      8.75%
Class B Shares**(1)......................................    10.83%      7.33%
Class C Shares (RMNCX)(2)................................    15.73%      8.76%
Class C Shares(2)........................................    14.73%      8.76%
U.S. 90-day T-bills......................................     1.53%      2.98%       1.87%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares, Class B Shares and Class C Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares, Class B Shares and Class C Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     Since its inception, the AXA Rosenberg Global Long/Short Equity Fund has outperformed its benchmark, U.S. 90-day T-bills, by 6.84% in the Institutional Shares. Over the year ended March 31, 2003, the Fund is ahead of its benchmark by more than 15%. The Global Long/Short Equity Fund is currently an equally-weighted combination of three distinct long/short equity strategies -- Value Long/Short Equity, Large/Mid Cap Long/Short Equity, and Growth Long/Short

Equity. Because each strategy has a unique earnings profile, the Manager expects that over the long run, there will not be a systematic relationship between the returns of the Fund and the value/growth cycle in the U.S. equity market. The Manager intends to add non-US long/short strategies to the Fund as soon as is feasible.

     Over the trailing year, approximately half of the Fund's active return is attributable to the Value Long/Short Equity sub-fund, though all constituent strategies have had record performance years.

     On July 31, 2002, the name of the Fund was changed to AXA Rosenberg Global Long/Short Equity Fund, from the AXA Rosenberg Multi-Strategy Market Neutral Fund in anticipation of the addition of non-US long/short strategies.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth may reflect the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     Investment in shares of the AXA Rosenberg Global Long/Short Equity Fund is more volatile and risky than some other forms of investments. Since the Fund has both a long and a short portfolio, an investment in the AXA Rosenberg Global Long/Short Equity Fund will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of fund typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the Manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market, in various market climates, there is no assurance that the Manager will be successful.

     Since risk in the AXA Rosenberg Global Long/Short Equity Fund relates specifically to the Manager's stock selection techniques and not to any systematic or economy-wide factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in U.S. 90-day T-bills is different from an investment in the AXA Rosenberg Global Long/Short Equity Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.

     International investing involves increased risk and volatility.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

(1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(2) Prior to the inception of Class C Shares on March 17, 2003, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS -- 89.8%
            AIRCRAFT -- 0.0%
      200   Kreisler Manufacturing
              Corp.*......................  $     1,100
                                            -----------
            AIRLINES -- 0.2%
      200   AirNet Systems, Inc.*.........          458
    1,700   AirTran Holdings, Inc.*.......       11,441
      900   CNF, Inc. ....................       27,405
      300   Offshore Logistics, Inc.*.....        5,415
                                            -----------
                                                 44,719
                                            -----------
            AUTOS -- 0.3%
    1,000   PACCAR, Inc. .................       50,270
      200   R&B, Inc.*....................        1,940
      900   Spartan Motors, Inc. .........        7,884
      200   Strattec Security Corp.*......        8,800
                                            -----------
                                                 68,894
                                            -----------
            BANKS -- 7.0%
    1,300   Advanta Corp., Class A........        8,879
      200   Ameriana Bancorp..............        2,500
    5,300   American Express..............      176,119
    3,600   Bank of America Corp. ........      240,623
    2,000   Bank One Corp. ...............       69,240
    1,000   Banknorth Group, Inc. ........       21,810
      300   Capital Bank Corp. ...........        4,020
      323   Central Coast Bancorp*........        5,136
      800   City Holding Co. .............       21,888
      300   Colonial BancGroup, Inc. .....        3,375
      400   Columbia Banking System*......        5,500
    1,400   Commercial Federal Corp. .....       30,408
      700   CompuCredit Corp.*............        4,396
      200   Connecticut Bancshares........        8,306
    1,100   Countrywide Credit
              Industries..................       63,250
      400   Doral Financial Corp. ........       14,140
      500   DVI, Inc.*....................        4,275
    2,700   Fannie Mae....................      176,444
      100   First Citizens BancShares,
              Inc., Class A...............        9,409
      300   First Marine Bancorp*.........        3,780
    1,500   First Tennessee National......       59,565
      200   Gateway Financial Holdings*...        1,790
      200   Greater Atlantic Financial
              Corp.*......................        1,486
    1,200   GreenPoint Financial Corp. ...       53,772
      200   Habersham Bancorp, Inc. ......        3,510
    2,300   Hibernia Corp., Class A.......       39,008
      200   Horizon Bancorp...............        5,580
      200   HPSC, Inc.*...................        1,404
      400   Huntington Bancshares.........        7,436
      158   Iberiabank Corp. .............        6,431
      600   InterCept, Inc.*..............        2,466
      200   Intervest Bancshares Corp.*...        2,224
      800   Irwin Financial Corp. ........       15,592
      900   LendingTree, Inc.*............       10,503
    1,000   Local Financial Corp.*........       14,420
    1,600   New Century Financial.........       49,890
    2,900   New York Community Bancorp....       86,420
      200   Pacific Mercantile Bancorp*...        1,540
      300   PFF Bancorp, Inc. ............        9,627
    3,000   PNC Financial Services
              Group.......................      127,140
    1,500   Provident Financial Group.....       31,845

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            BANKS (CONTINUED)
      200   Psb Bancorp, Inc.*............  $     1,350
      200   R & G Finanical Corp., Class
              B...........................        4,400
      600   Republic Bancshares, Inc.*....       11,970
      400   Republic First Bancorp*.......        2,960
      600   Riggs National Corp. .........        8,610
    3,600   Sovereign Bancorp, Inc. ......       49,860
      100   The Banc Corp. ...............          497
      200   Timberland Bancorp, Inc. .....        3,782
    4,200   U.S. Bancorp..................       79,716
      700   UCBH Holdings, Inc. ..........       30,786
      315   Unity Bancorp, Inc.*..........        2,517
      200   Wachovia Corp. ...............        6,814
      400   WFS Financial, Inc.*..........        7,736
      300   Wintrust Financia Corp. ......        8,580
                                            -----------
                                              1,624,725
                                            -----------
            BIOTECHNOLOGY -- 2.0%
    6,000   Amgen, Inc.*..................      345,300
    3,100   MedImmune, Inc.*..............      101,773
    1,100   Nabi Biopharmaceuticals*......        6,600
      600   Neurobiological Technologies,
              Inc.*.......................        3,744
                                            -----------
                                                457,417
                                            -----------
            BUILDING -- 1.6%
      400   Beazer Homes USA, Inc.*.......       23,524
    1,000   Centex Corp. .................       54,360
      600   Coachmen Industries, Inc. ....        6,600
      200   Dominion Homes, Inc.*.........        2,720
      600   Hovnanian Enterprises, Inc.,
              Class A*....................       20,730
      900   KB Home.......................       40,905
    2,100   Lennar Corp. .................      112,455
      300   Matrix Service Co.*...........        3,159
      700   MDC Holdings, Inc. ...........       26,866
    1,000   Pulte Homes, Inc. ............       50,150
    1,000   Ryland Group, Inc. ...........       43,190
                                            -----------
                                                384,659
                                            -----------
            CELLULAR -- 0.3%
      800   Boston Communications
              Group*......................       12,528
    1,900   InterDigital Communications
              Corp.*......................       43,003
    5,200   Nextel Partners, Inc., Class
              A*..........................       26,208
                                            -----------
                                                 81,739
                                            -----------
            CHEMICALS -- 1.2%
      300   A. Schulman, Inc. ............        4,359
      300   Bairnco Corp. ................        1,530
      400   Bandag, Inc. .................       12,756
    2,200   Cytec Industries, Inc.*.......       61,270
    1,800   Du Pont (E.I.) de Nemours.....       69,948
      500   Esterline Technologies
              Corp.*......................        8,455
    2,200   Great Lakes Chemical Corp. ...       48,840
      700   Macdermid, Inc. ..............       14,315
    1,900   Sherwin-Williams Co. .........       50,217
      400   Stepan Co. ...................        9,216
      300   Wellman, Inc. ................        2,799
                                            -----------
                                                283,705
                                            -----------
            COMPUTER -- 1.0%
    1,300   Cray, Inc.*...................        8,606

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            COMPUTER (CONTINUED)
    8,100   Dell Computer Corp.*..........  $   221,211
      300   Neoware Systems, Inc.*........        3,753
      800   Sigma Designs, Inc.*..........        4,384
                                            -----------
                                                237,954
                                            -----------
            CONSTRUCTION MATERIALS -- 0.1%
      400   Ameron International Corp. ...       23,920
                                            -----------
            DEFENSE -- 0.9%
      100   Allied Defense Group, Inc.*...        1,595
      500   AMETEK, Inc. .................       16,505
      800   Cubic Corp. ..................       13,056
    1,400   Garmin Ltd.*..................       50,120
    1,100   Griffon Corp.*................       14,190
      200   Kaman Corp., Class A..........        1,956
    3,800   Textron, Inc. ................      104,348
                                            -----------
                                                201,770
                                            -----------
            DRUGS -- 5.1%
      300   Balchem Corp. ................        5,124
      800   Barr Laboratories, Inc.*......       45,600
      400   Biosource International,
              Inc.*.......................        2,400
    1,100   Connetics Corp.*..............       18,425
    4,600   Forest Laboratories, Inc.*....      248,262
    1,000   Genencor International,
              Inc.*.......................       10,150
      750   Hi-Tech Pharmacal Co.*........       16,163
      750   Immucor, Inc.*................       16,425
    2,200   Medicines Co.*................       41,008
    5,000   Merck & Co., Inc. ............      273,899
    1,600   Meridian Bioscience, Inc. ....       12,544
    7,550   Mylan Laboratories, Inc. .....      217,063
      700   Natures Sunshine..............        6,139
    3,300   NBTY, Inc.*...................       62,568
      700   Nutraceutical International
              Corp.*......................        5,439
    2,200   Perrigo Co. ..................       26,136
    3,500   Pfizer, Inc. .................      109,060
      400   Seracare Life Sciences,
              Inc.*.......................        1,356
    1,600   Taro Pharmaceutical Industries
              Ltd.*.......................       61,248
      700   United Therapeutics Corp.*....       12,068
      400   USANA Health Sciences,
              Inc.*.......................        7,960
      800   Virbac Corp.*.................        4,176
                                            -----------
                                              1,203,213
                                            -----------
            DURABLES -- 0.3%
      600   Arctic Cat, Inc. .............        9,366
      600   Huffy Corp.*..................        2,952
      600   Kaydon Corp. .................       11,292
      800   Lear Corp.*...................       28,280
      500   Rockford Corp.*...............        2,706
      600   Thor Industries, Inc. ........       15,018
                                            -----------
                                                 69,614
                                            -----------
            ELECTRIC UTILITIES -- 1.2%
      500   Central Vermont Public Service
              Corp. ......................        8,600
    5,200   Constellation Energy Group,
              Inc. .......................      144,196
      500   Entergy Corp. ................       24,075
    2,000   Great Plains Energy, Inc. ....       47,740
      100   Green Mountain Power Corp. ...        2,021

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
    1,800   SCANA Corp. ..................  $    53,856
                                            -----------
                                                280,488
                                            -----------
            FINANCIAL INVESTMENTS -- 0.6%
      100   California First National
              Bancorp.....................        1,020
      400   Cherokee, Inc.*...............        6,000
    2,100   Choice Hotels International,
              Inc.*.......................       51,198
      300   Midas, Inc.*..................        2,190
      400   Pico Holdings, Inc.*..........        4,976
      400   Rainbow Rentals, Inc.*........        2,064
    1,200   Rent-A-Center, Inc.*..........       65,652
      600   Royal Gold, Inc. .............        8,754
      400   Willis Lease Finance Corp.*...        2,268
                                            -----------
                                                144,122
                                            -----------
            FOOD -- 1.1%
    2,800   Bunge Ltd. ...................       70,448
      700   Coca-Cola Co. ................       28,336
    1,400   Corn Products International,
              Inc. .......................       40,824
      400   Dreyer's Grand Ice Cream,
              Inc. .......................       27,728
      300   Flowers Foods, Inc. ..........        8,217
      500   Horizon Organic Holding
              Corp.*......................        6,550
      300   J & J Snack Foods Corp.*......        9,096
      300   Penford Corp. ................        3,591
      500   Pepsi Bottling Group, Inc. ...        8,965
      100   PepsiCo, Inc. ................        4,000
      200   Seaboard Corp. ...............       40,400
      300   Seneca Foods Corp., Class
              B*..........................        5,526
                                            -----------
                                                253,681
                                            -----------
            HEALTH -- 3.2%
      400   Allied Healthcare
              International, Inc.*........        1,596
      300   American Medical Security
              Group*......................        3,972
    3,500   Coventry Health Care, Inc.*...      115,150
    4,600   HCA-THE Healthcare Co. .......      190,256
    2,800   Health Net, Inc.*.............       74,956
    5,000   Humana, Inc.*.................       48,000
      600   LabOne, Inc.*.................       11,550
    1,700   Lincare Holdings, Inc.*.......       52,173
      200   National Dentex Corp.*........        3,614
      800   National Healthcare Corp.*....       14,760
      300   National Home Health Care
              Corp.*......................        2,715
    2,300   Sierra Health Services,
              Inc.*.......................       29,670
    2,000   UnitedHealth Group, Inc. .....      183,340
    4,200   US Oncology, Inc.*............       29,820
                                            -----------
                                                761,572
                                            -----------
            HOUSEHOLD -- 2.2%
    2,100   Acuity Brands, Inc. ..........       28,245
      200   American Locker Group,
              Inc.*.......................        2,400
      700   Applica, Inc.*................        3,423
    2,800   Brunswick Corp. ..............       53,200
      600   Central Garden & Pet Co.*.....       12,984
      300   Chase Corp. ..................        2,865
      300   Chromcraft Revington, Inc.*...        3,855
      300   Communication Systems,
              Inc. .......................        2,280
      200   Flexsteel Industries..........        2,690
    1,200   Helen of Troy Ltd.*...........       15,720
    1,800   Hillenbrand Industries,
              Inc. .......................       91,764

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            HOUSEHOLD (CONTINUED)
    2,400   International Game
              Technology*.................  $   196,560
      400   Jakks Pacific, Inc.*..........        4,144
      700   Johnson Outdoors, Inc., Class
              A*..........................        6,230
      200   Juno Lighting, Inc.*..........        2,330
      540   K2, Inc.*.....................        4,169
    1,100   Kimball International, Inc.,
              Class B.....................       15,346
      300   Knape & Vogt Manufacturing
              Co. ........................        3,318
    1,900   La-Z-Boy, Inc. ...............       32,832
      300   MITY-LITE*....................        3,306
      600   Movado Group, Inc. ...........       11,400
      900   Select Comfort Corp.*.........        9,081
      400   Virco Manufacturing Corp. ....        3,856
      200   Vulcan International Corp. ...        6,600
      400   West Pharmaceutical Services,
              Inc. .......................        7,840
                                            -----------
                                                526,438
                                            -----------
            INSTRUMENTS -- 5.9%
      200   Ade Corp.*....................        1,190
    1,600   Alaris Medical, Inc.*.........       16,544
      200   Atrion Corp.*.................        4,570
    2,200   Bausch & Lomb, Inc. ..........       72,358
      900   Bio-Rad Laboratories, Inc.,
              Class A*....................       32,175
      500   Biosite, Inc.*................       19,205
    3,100   Boston Scientific Corp.*......      126,356
      600   CONMED Corp.*.................        9,846
    1,700   Cyberonics, Inc.*.............       36,363
    1,300   Danaher Corp. ................       85,488
      700   Datascope Corp. ..............       18,956
    1,900   Edwards Lifesciences Corp.*...       52,060
    1,300   IDEXX Laboratories, Inc.*.....       45,461
    1,200   Invacare Corp. ...............       37,788
      500   InVision Technologies,
              Inc.*.......................       11,235
      300   Invivo Corp.*.................        4,038
      300   Isco, Inc. ...................        2,130
    4,100   Johnson & Johnson.............      237,267
      300   Johnson Controls, Inc. .......       21,732
      200   K-Tron International, Inc.*...        3,164
      200   Kewaunee Scientific Corp. ....        1,640
      300   Laserscope*...................        1,167
      250   Merit Medical Systems,
              Inc.*.......................        4,763
      300   Mesa Laboratories, Inc.*......        1,845
      800   Mine Safety Appliances Co. ...       28,480
      100   New Brunswick Scientific*.....          499
    1,600   OraSure Technologies, Inc.*...        9,344
      400   Raven Industries, Inc. .......        6,688
    4,600   Raytheon Co. .................      130,502
    1,000   Regeneration Technologies,
              Inc.*.......................        9,000
    1,300   Respironics, Inc.*............       44,682
    3,000   STERIS Corp.*.................       78,480
    1,500   Stryker Corp. ................      102,975
      500   Synovis Life Technologies,
              Inc.*.......................        5,720
    4,000   Thermo Electron Corp.*........       72,400
    2,000   Trimble Navigation Ltd.*......       37,880
      500   Utah Medical Products,
              Inc.*.......................        9,096
      100   Vital Signs, Inc. ............        2,655
                                            -----------
                                              1,385,742
                                            -----------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            INSURANCE -- 5.0%
      700   American Financial Group,
              Inc. .......................  $    13,895
    3,900   Aon Corp. ....................       80,652
    1,300   Cna Financial Corp.*..........       29,120
    1,100   Cobalt Corp.*.................       15,895
      400   Everest Re Group Ltd. ........       22,884
    2,200   Fidelity National Financial...       75,130
    1,300   First American Corp. .........       31,720
      500   FPIC Insurance Group, Inc.*...        3,715
      200   Great American Financial
              Resources, Inc. ............        3,032
    3,300   Hartford Financial Services
              Group, Inc. ................      116,457
    3,200   John Hancock Financial
              Services, Inc. .............       88,896
    2,000   Loews Corp. ..................       79,680
      200   Markel Corp.*.................       44,740
    1,400   Max Re Capital Ltd. ..........       17,640
      200   Merchants Group, Inc. ........        4,400
    3,400   MetLife, Inc. ................       89,692
      400   Midland Co. ..................        7,160
      300   National Western Life
              Insurance Co., Class A*.....       28,083
    1,000   Odyssey Re Holdings Corp. ....       18,050
    2,000   Old Republic International
              Corp. ......................       53,500
    1,200   Progressive Corp. ............       71,172
      800   Protective Life Corp. ........       22,840
      600   PXRE Group Ltd. ..............       12,882
    2,800   Radian Group, Inc. ...........       93,464
    1,000   RenaissanceRe Holdings........       40,050
      200   Selective Insurance Group,
              Inc. .......................        4,908
      100   Stewart Information
              Services*...................        2,321
    5,300   UnumProvident Corp. ..........       51,940
      200   W.R. Berkley Corp. ...........        8,570
      150   Wesco Financial Corp. ........       44,700
                                            -----------
                                              1,177,188
                                            -----------
            IT HARDWARE -- 2.8%
    3,600   Applied Materials, Inc.*......       45,288
    1,400   Artisan Components, Inc.*.....       22,625
    1,100   Avocent Corp.*................       25,674
      500   BEI Technologies, Inc. .......        4,850
      700   Benchmark Electronics,
              Inc.*.......................       19,831
      600   Cobra Electronics Co.*........        3,612
      100   Comtech Telecommunications
              Corp.*......................        1,300
    2,000   Cree, Inc.*...................       37,040
    1,400   Daktronics, Inc.*.............       21,770
      400   Diodes, Inc.*.................        4,200
      200   Espey Mfg. & Electronics
              Corp. ......................        3,500
    3,900   Foundry Networks, Inc.*.......       31,356
    1,800   Hutchinson Technology,
              Inc.*.......................       44,496
    1,300   Imation Corp.*................       48,386
    3,400   Intel Corp. ..................       55,352
    4,800   Juniper Networks, Inc.*.......       39,216
    1,100   Manufacturers' Services
              Ltd.*.......................        5,170
    4,500   MEMC Electronic Materials*....       50,625
    1,400   Microchip Technology, Inc. ...       27,860
   13,000   Motorola, Inc. ...............      107,380
      500   Netscreen Technologies,
              Inc.*.......................        8,390

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            IT HARDWARE (CONTINUED)
      200   Nortech Systems, Inc.*........  $     1,420
      300   OmniVision Technologies*......        6,216
      200   Optelecom, Inc.*..............        1,682
      400   Pomeroy Computer Resources,
              Inc.*.......................        2,788
    1,100   Power Integrations, Inc.*.....       22,803
      300   Sensytech, Inc.*..............        2,982
      600   Standard Microsystems
              Corp.*......................        9,114
                                            -----------
                                                654,926
                                            -----------
            LIQUOR & TOBACCO -- 1.0%
    4,500   Anheuser Busch Companies,
              Inc. .......................      209,745
      400   Boston Beer Co., Inc., Class
              A*..........................        5,024
      500   Robert Mondavi Corp., Class
              A*..........................       10,025
      500   Standard Commercial Corp. ....        7,845
                                            -----------
                                                232,639
                                            -----------
            MACHINERY -- 2.7%
    2,400   American Standard Cos.,
              Inc.*.......................      165,048
      300   BHA Group Holdings, Inc. .....        6,600
      300   Cascade Corp. ................        4,320
      200   Chicago Rivet & Machine
              Co. ........................        4,940
      300   Crane Co. ....................        5,226
    1,400   Cummins, Inc. ................       34,440
      600   Excel Technology, Inc.*.......       12,198
      300   Gehl Co.*.....................        2,547
    4,400   Masco Corp. ..................       81,928
      100   Material Sciences Corp.*......        1,007
      200   P & F Industries, Inc.*.......        1,334
    6,900   Rockwell International
              Corp. ......................      142,830
      700   Rofin-Sinar Technologies,
              Inc.*.......................        7,756
      300   SL Industries, Inc.*..........        1,767
    2,100   Snap-on, Inc. ................       51,996
      500   SPS Technologies, Inc.*.......       12,200
      200   Standard Motor Products,
              Inc.*.......................        2,220
      100   Standex International
              Corp. ......................        1,905
      600   Tecumseh Products Co., Class
              B...........................       23,460
      200   The Eastern Co. ..............        2,404
    2,700   Timken Co. ...................       42,174
      200   Toro Co. .....................       14,010
    1,000   Ultratech Stepper, Inc.*......       11,970
                                            -----------
                                                634,280
                                            -----------
            MEDIA -- 2.9%
      700   Bowne & Co., Inc. ............        7,000
    1,900   E.W. Scripps Co., Class A.....      143,906
    1,100   Emmis Communications Corp.,
              Class A*....................       18,568
      200   Equity Marketing, Inc.*.......        2,620
      100   Grey Global Group, Inc. ......       61,699
      300   Integrity Media, Inc.*........        1,377
      700   Lin TV Corp., Class A*........       14,357
      800   Media General, Inc., Class
              A...........................       39,392
      400   Meredith Corp. ...............       15,272
      100   Metro-Goldwyn-Mayer, Inc.*....        1,050
    1,700   New York Times Co., Class A...       73,355
    1,300   Pixar, Inc.*..................       70,304
      200   Playboy Enterprises, Class
              A*..........................        1,600
      200   Tribune Co. ..................        9,002

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
    3,800   Viacom, Inc., Class A*........  $   138,700
    4,900   Walt Disney Co. ..............       83,398
                                            -----------
                                                681,600
                                            -----------
            METALS -- 0.7%
      400   AMCOL International Corp. ....        2,272
      400   Gibraltar Steel Corp. ........        7,456
      800   Intermet Corp. ...............        2,912
      500   Layne Christensen Co.*........        4,235
    1,100   Maverick Tube Corp.*..........       20,460
    2,800   Newmont Mining Corp. .........       73,220
      100   Olympic Steel, Inc.*..........          355
      500   Quanex Corp. .................       15,850
      900   RTI International Metals,
              Inc.*.......................        8,820
      500   Southern Peru Copper Corp. ...        7,300
      900   Steel Dynamics, Inc.*.........       10,485
      700   Steel Technologies, Inc. .....        6,273
                                            -----------
                                                159,638
                                            -----------
            MISCELLANEOUS FINANCIAL --1.6%
    5,700   Ameritrade Holdings Corp.*....       28,272
    4,000   Federated Investors, Inc.,
              Class B.....................      101,800
    1,400   Interactive Data Corp.*.......       19,614
    5,400   J.P. Morgan Chase & Co. ......      128,034
    1,400   Legg Mason, Inc. .............       68,236
      900   Raymond James Financial,
              Inc. .......................       23,283
      400   Stifel Financial Corp. .......        4,704
                                            -----------
                                                373,943
                                            -----------
            OFFICE MACHINERY -- 1.8%
    1,200   Avid Technology*..............       26,568
      300   Ciprico, Inc.*................        1,254
    7,200   Hewlett-Packard Co. ..........      111,960
      500   Iomega Corp.*.................        5,550
    1,800   Lexmark International*........      120,510
      300   Metrologic Instruments,
              Inc.*.......................        3,189
      400   Nam Tai Electronics, Inc. ....       10,064
      300   PAR Technology Corp.*.........        1,470
    1,400   Pinnacle Systems, Inc.*.......       14,574
    1,600   Presstek, Inc.*...............        7,184
      300   Printronix, Inc.*.............        2,910
      500   SanDisk Corp.*................        8,410
    2,300   Storage Technology Corp.*.....       46,506
      300   Stratasys, Inc.*..............        3,930
    5,100   Western Digital Corp.*........       46,206
      100   Xerox Corp.*..................          870
                                            -----------
                                                411,155
                                            -----------
            OIL -- 1.8%
    2,000   Anadarko Petroleum Corp. .....       91,000
      300   Clayton Williams Energy,
              Inc.*.......................        3,243
      300   Double Eagle Petroleum*.......        2,090
      300   Encore Acquisition Co.*.......        5,535
      400   EOG Resources, Inc. ..........       15,824
      700   Evergreen Resources, Inc.*....       31,717
      200   Greka Energy Corp.*...........          760
      700   Peabody Energy Corp. .........       19,523
    3,800   Pioneer Natural Resources
              Co.*........................       95,380
    1,100   Pogo Producing Co. ...........       43,747

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            OIL (CONTINUED)
      600   Remington Oil & Gas Corp.*....  $    10,218
    1,500   Vintage Petroleum, Inc. ......       14,250
      200   Westport Resources Corp.*.....        4,030
    4,132   Xto Energy, Inc. .............       78,508
                                            -----------
                                                415,825
                                            -----------
            OIL -- INTERNATIONAL -- 0.6%
    2,200   ChevronTexaco Corp. ..........      142,230
                                            -----------
            OIL DISTRIBUTION -- 0.5%
      200   Adams Resources & Energy,
              Inc. .......................        1,094
    1,800   Lafarge Corp. ................       52,290
    1,400   Petroleum Development
              Corp.*......................        8,820
      200   Quaker Chemical Corp. ........        4,080
    1,400   Sunoco, Inc. .................       51,198
                                            -----------
                                                117,482
                                            -----------
            OIL SERVICES -- 1.7%
      600   Carrizo Oil & Gas, Inc.*......        2,760
      700   Cooper Cameron Corp.*.........       34,657
      600   Gulf Island Fabrication,
              Inc.*.......................       10,488
    5,500   Halliburton Co. ..............      114,015
      700   Hydril Co.*...................       17,493
    1,300   Key Energy Services, Inc.*....       13,104
    1,000   Oil States International,
              Inc.*.......................       12,000
    1,300   Pride International, Inc.*....       17,537
      500   Resource America, Inc., Class
              A...........................        3,980
    5,500   Varco International, Inc.*....      100,705
    1,800   Weatherford International
              Ltd.*.......................       67,986
                                            -----------
                                                394,725
                                            -----------
            OTHER UTILITIES -- 1.2%
      200   Capital Environmental
              Resource, Inc.*.............          790
      200   Chesapeake Utilities Corp. ...        3,760
      100   Delta Natural Gas Co.,
              Inc. .......................        2,193
    1,700   National Fuel Gas Co. ........       37,179
    1,400   ONEOK, Inc. ..................       25,676
    3,000   Public Service Enterprise
              Group, Inc. ................      110,070
    2,000   Republic Services, Inc.*......       39,680
      800   Stericycle, Inc.*.............       30,072
      900   Waste Connections, Inc.*......       31,050
                                            -----------
                                                280,470
                                            -----------
            PAPER -- 1.3%
      900   3M Co. .......................      117,027
    1,400   Lydall, Inc.*.................       12,320
      300   Nashua Corp.*.................        2,670
      300   P.H. Glatfelter & Co. ........        3,198
    1,600   Procter & Gamble Co. .........      142,480
      300   Trex Co., Inc.*...............        9,684
      800   Universal Forest Products,
              Inc. .......................       12,400
    1,600   Wausau-Mosinee Paper Corp. ...       16,320
                                            -----------
                                                316,099
                                            -----------
            REAL ESTATE DEVELOPMENT --0.1%
      300   American Safety Insurance
              Group.......................        2,085
      300   AMREP Corp.*..................        2,607
      200   ILX Resorts, Inc.*............        1,578

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE DEVELOPMENT
              (CONTINUED)
      200   J.W. Mays, Inc.*..............  $     2,536
      600   LNR Property Corp. ...........       20,220
      200   Patriot Transportation
              Holding*....................        4,456
                                            -----------
                                                 33,482
                                            -----------
            REAL ESTATE INVESTMENT TRUST--
              1.3%
    2,400   Apartment Investment &
              Management Co., Class A.....       87,552
      900   Boston Properties, Inc. ......       34,110
      200   Brandywine Realty Trust.......        4,400
      500   ElderTrust*...................        3,420
      500   Glenborough Realty Trust,
              Inc. .......................        7,730
      400   InnKeepers USA Trust..........        2,600
    2,500   iStar Financial, Inc. ........       72,925
      200   Koger Equity, Inc. ...........        3,060
      600   Mills Corp. ..................       18,720
      300   Novastar Financial, Inc. .....       10,245
      800   Prentiss Properties Trust.....       21,680
      300   Presidential Realty Corp.,
              Class B.....................        2,070
      200   Public Storage, Inc. .........        6,060
      400   SL Green Realty Corp. ........       12,224
    1,300   Ventas, Inc. .................       15,080
                                            -----------
                                                301,876
                                            -----------
            RETAIL -- 9.0%
      900   1-800 CONTACTS, Inc.*.........       18,225
      600   Amazon.com, Inc.*.............       15,618
    1,700   AnnTaylor Stores Corp.*.......       34,901
    8,700   AutoNation, Inc.*.............      110,925
    2,200   AutoZone, Inc.*...............      151,162
      300   Bed Bath & Beyond, Inc.*......       10,362
      200   Blair Corp. ..................        4,702
      600   Brown Shoe Co., Inc. .........       16,242
      200   Burlington Coat Factory
              Warehouse Corp. ............        3,260
    4,900   Caremark Rx, Inc.*............       88,935
    1,000   Cato Corp., Class A...........       19,040
    4,700   Chico's FAS, Inc.*............       94,000
    1,000   Coldwater Creek, Inc.*........        9,490
      700   Cost Plus, Inc.*..............       18,424
      600   CVS Corp. ....................       14,310
    3,800   eBay, Inc.*...................      324,101
      400   Family Dollar Stores..........       12,352
    2,600   Federated Department
              Stores*.....................       72,852
    6,200   Foot Locker, Inc. ............       66,340
      700   Friedman's, Inc., Class A.....        6,720
    9,200   Gap, Inc. ....................      133,308
    1,000   Guitar Center, Inc.*..........       20,370
      400   Hot Topic, Inc.*..............        9,324
      600   Jo-Ann Stores, Inc., Class
              A*..........................       12,000
    1,400   Linen 'n Things, Inc.*........       28,448
      500   Longs Drug Stores Corp. ......        7,500
    7,800   Lowe's Co., Inc. .............      318,396
    4,900   Office Depot, Inc.*...........       57,967
    1,300   Pacific Sunwear of
              California*.................       26,455
      600   Payless ShoeSource, Inc.*.....        9,390

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            RETAIL (CONTINUED)
      300   PC Connection, Inc.*..........  $     1,575
    1,800   Petsmart, Inc.*...............       22,680
      400   REX Stores Corp.*.............        4,060
      100   S&K Famous Brands, Inc.*......          870
    4,200   Saks, Inc.*...................       32,298
      400   Sharper Image Corp.*..........        7,204
      600   ShopKo Stores, Inc.*..........        6,990
      800   Stage Store, Inc.*............       16,944
   10,000   TJX Co., Inc. ................      176,000
    1,000   Tractor Supply Co.*...........       33,020
      800   Wal-Mart Stores, Inc. ........       41,624
      500   West Marine, Inc.*............        8,375
    1,100   Wild Oats Markets, Inc.*......       10,186
      500   Williams-Sonoma, Inc.*........       10,900
                                            -----------
                                              2,087,845
                                            -----------
            SERVICES -- 4.3%
      200   Almost Family, Inc.*..........          852
      100   Ambassadors International*....          959
      300   Angelica Corp. ...............        5,115
      900   Apollo Group, Inc.*...........       38,385
    1,900   Apollo Group, Inc., Class
              A*..........................       94,810
      200   BioReliance Corp.*............        3,864
    1,100   Career Education Corp.*.......       53,812
    1,000   CheckFree Corp.*..............       22,480
    1,800   Corinthian Colleges, Inc.*....       71,100
      500   Cornell Cos., Inc.*...........        4,200
    2,700   Deluxe Corp. .................      108,351
      500   Dynacq International, Inc.*...        6,770
      300   Exponet, Inc.*................        3,945
      600   Factual Data Corp.*...........        5,586
      400   Fidelity National Information
              Solutions, Inc.*............        7,100
      200   FTI Consulting, Inc.*.........        9,244
      800   G & K Services, Inc. .........       19,200
    1,900   Getty Images, Inc.*...........       52,174
      400   IMCO Recycling, Inc.*.........        2,540
      200   Imperial Parking Corp.*.......        4,110
      300   Jones Lang LaSalle, Inc.*.....        4,098
      300   Keith Co.*....................        2,817
      900   Kelly Services, Inc., Class
              A...........................       19,368
    1,200   Kroll, Inc.*..................       25,692
    1,200   Labor Ready, Inc.*............        6,840
      700   MemberWorks, Inc.*............       14,623
      300   Michael Baker Corp.*..........        2,586
    1,700   Mid Atlantic Medical Services,
              Inc.*.......................       68,935
      300   Monro Muffler, Inc.*..........        6,300
    4,200   Moody's, Inc. ................      194,166
    1,300   Navigant Consulting Co.*......        6,890
      400   NCO Group, Inc.*..............        5,800
      500   NCO Portfolio Management,
              Inc.*.......................        2,945
      400   Opinion Research Corp.*.......        1,572
    1,300   PAREXEL International
              Corp.*......................       17,836
      200   Pittston Brink's Group........        2,772
      100   Prepaid Legal Services,
              Inc.*.......................        1,728
      700   Right Management Consultants,
              Inc.*.......................        9,093
      300   Schnitzer Steel Industries....        7,272

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            SERVICES (CONTINUED)
      500   StarTek, Inc.*................  $    11,425
    1,100   Tetra Technology, Inc.*.......       15,554
      300   Trover Solutions, Inc.*.......        1,605
      100   Volt Information Sciences,
              Inc.*.......................        1,026
    1,000   Weight Watchers International,
              Inc.*.......................       46,050
      600   Whitman Education Group,
              Inc.*.......................        8,160
                                            -----------
                                                999,750
                                            -----------
            SOAP & COSMETICS -- 1.0%
    2,400   Avon Products, Inc. ..........      136,920
      400   Chattem, Inc.*................        6,156
      630   Del Laboratories, Inc.*.......       11,850
    1,500   Dial Corp. ...................       29,100
      800   Elizabeth Arden, Inc.*........        7,872
    1,500   Estee Lauder Co., Inc., Class
              A...........................       45,540
                                            -----------
                                                237,438
                                            -----------
            SOFTWARE -- 6.7%
    1,200   Affiliated Computer Services,
              Class A*....................       53,112
      800   American Management
              Systems*....................        9,664
    6,600   BMC Software, Inc.*...........       99,594
    1,393   CCC Information Services
              Group*......................       22,539
      200   CIBER, Inc.*..................          952
      900   Cognizant Technology Solutions
              Corp.*......................       60,615
    2,700   Computer Sciences Co.*........       87,885
      400   Concerto Software, Inc.*......        2,200
    1,300   Concur Technologies, Inc.*....        6,630
      600   Elite Information Group,
              Inc.*.......................        5,653
      400   EPIQ Systems, Inc.*...........        7,680
      850   eResearch Technology, Inc.*...       22,814
      900   Euniverse, Inc.*..............        4,581
    1,100   FileNET Corp.*................       11,539
    7,500   First Data Corp. .............      277,575
      800   Group 1 Software, Inc.*.......       14,400
    2,700   GTECH Holdings Corp.*.........       88,182
    1,200   Hyperion Solutions Corp.*.....       29,100
    1,400   IDX Systems Corp.*............       21,953
      300   Infocrossing, Inc.*...........        2,010
    3,100   Informatica Corp.*............       19,995
    1,400   International Business
              Machines....................      109,802
    2,600   Intuit, Inc.*.................       96,720
    1,900   Macromedia, Inc.*.............       22,952
      300   Manatron, Inc.*...............        2,010
      900   MAPICS, Inc.*.................        5,940
      700   Mediware Information
              Systems*....................        6,923
    1,800   Microsoft Corp. ..............       43,578
    1,300   Packeteer, Inc.*..............       12,740
      800   Pegasus Systems, Inc.*........        8,960
      500   Quality Systems, Inc.*........       12,755
    1,000   Radiant Systems, Inc.*........        7,400
      800   Radica Games Ltd.*............        4,968
    1,700   ScanSoft, Inc.*...............        7,650
      900   SM&A*.........................        4,905
      700   SPSS, Inc.*...................        7,924
    1,200   SS&C Technologies, Inc.*......       14,580
    4,700   Sybase, Inc.*.................       60,865

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    1,000   Symantec Corp.*...............  $    39,180
    1,100   Synopsys, Inc.*...............       46,816
    1,200   Syntel, Inc.*.................       23,004
    1,000   Systems & Computer Technology
              Corp.*......................        7,650
      800   Take-Two Interactive
              Software*...................       17,880
      600   Tier Technologies, Inc.*......        6,072
      300   TSR, Inc.*....................        1,395
      200   Tyler Technologies, Inc.*.....          706
    9,700   Unisys Corp.*.................       89,822
    1,400   Verity, Inc.*.................       19,390
    1,100   Watchguard Technolgies*.......        6,600
      600   Zix Corp.*....................        2,580
                                            -----------
                                              1,540,440
                                            -----------
            TELEPHONE -- 0.7%
      300   Atlantic Tele-Network,
              Inc. .......................        5,115
      800   Commonwealth Telephone
              Enterprises, Inc.*..........       31,056
      600   D&E Communication, Inc. ......        6,966
      300   Firstwave Technologies*.......        4,257
    1,100   Golden Telecom, Inc.*.........       16,390
      200   Hector Communications,
              Inc.*.......................        2,380
      700   Newtek Capital, Inc.*.........        2,940
    8,400   Sprint (FON Group)............       98,700
                                            -----------
                                                167,804
                                            -----------
            TEXTILES -- 1.9%
      500   Albany International Corp.,
              Class A.....................       11,455
      600   Ashworth, Inc.*...............        3,810
    1,300   Coach, Inc.*..................       49,829
    1,000   Columbia Sportswear Co.*......       37,170
      400   Delta Apparel, Inc. ..........        6,320
    5,100   Jones Apparel Group, Inc.*....      139,893
    3,300   Liz Claiborne, Inc. ..........      102,036
      500   Mossimo, Inc.*................        2,410
    1,300   Nautica Enterprises, Inc.*....       12,610
      300   Oxford Industries, Inc. ......        7,395
    1,200   Phillips-Van Heusen Corp. ....       14,820
      200   Phoenix Footwear Group,
              Inc.*.......................        1,432
      500   Quaker Fabric Corp. ..........        2,750
      400   Quiksilver, Inc.*.............       12,248
      400   Saucony, Inc., Class A*.......        3,744
      600   Steven Madden Ltd.*...........        9,402
    2,100   Stride Rite Corp. ............       17,850
      300   Tandy Brands Accessories,
              Inc.*.......................        3,093
      300   Timberland Co., Class A*......       12,543
                                            -----------
                                                450,810
                                            -----------
            TRANSPORTATION -- 2.1%
    1,200   Alexander & Baldwin, Inc. ....       29,832
    3,900   Burlington Northern Santa Fe
              Corp. ......................       97,110
      400   Celadon Group, Inc.*..........        3,176
      200   Covenant Transport, Inc.,
              Class A*....................        3,398
    3,200   EGL, Inc.*....................       47,552
    2,800   Frontline Ltd. ...............       30,100

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION (CONTINUED)
    1,500   General Maritime Corp.*.......  $    12,750
    1,000   Landstar System, Inc.*........       57,500
      500   Maritrans, Inc. ..............        7,065
      300   Marten Transport Ltd.*........        5,301
      900   Overseas Shipholding Group,
              Inc. .......................       15,030
    2,400   Ryder System, Inc. ...........       49,224
    1,200   Teekay Shipping Corp. ........       46,560
      400   U.S. Xpress Enterprises, Inc.,
              Class A*....................        3,024
    1,400   Union Pacific Corp. ..........       77,000
      600   Yellow Corp.*.................       14,478
                                            -----------
                                                499,100
                                            -----------
            TRAVEL & ENTERTAINMENT -- 2.1%
    1,300   AMC Entertainment, Inc.*......       11,271
      300   Analogic Corp. ...............       13,671
    3,100   Applebee's International,
              Inc. .......................       86,925
      700   California Pizza Kitchen*.....       16,100
      400   Canterbury Park Holdings......        6,000
    1,600   CBRL Group, Inc. .............       43,920
      300   Garden Fresh Restaurant
              Corp.*......................        2,808
    1,000   Landry's Restaurants, Inc. ...       16,800
      500   Lone Star Steakhouse & Saloon,
              Inc. .......................       10,595
      600   Marcus Corp. .................        8,160
      400   Max & Erma's Restaurants,
              Inc.*.......................        6,172
      400   Monarch Casino & Resort,
              Inc.*.......................        3,644
    1,300   Movie Gallery, Inc.*..........       22,646
      600   O'Charleys, Inc.*.............       11,502
    1,500   Outback Steakhouse, Inc. .....       53,070
      600   Papa John's International,
              Inc.*.......................       15,018
      600   Penn National Gaming, Inc.*...       10,650
    1,400   Prime Hospitality Corp.*......        7,224
      400   Rubio's Restaurants, Inc.*....        1,800
    1,100   Starbucks Corp.*..............       28,336
      800   Westcoast Hospitality
              Corp.*......................        3,560
    1,600   Westwood One, Inc.*...........       49,984
    2,400   YUM! Brands, Inc.*............       58,392
                                            -----------
                                                488,248
                                            -----------
            WHOLESALE -- 0.8%
      500   Applied Industrial
              Technology..................        8,355
      700   Compucom Systems, Inc.*.......        2,450
      200   Department 56, Inc.*..........        1,964
      200   Enesco Group, Inc.*...........        1,434
      400   GTSI Corp.*...................        2,640
      805   Handleman Co.*................       11,834
      600   Henry Schein, Inc.*...........       27,060
      200   Hughes Supply, Inc. ..........        4,658
      400   Keystone Automotive
              Industries, Inc.*...........        7,088
      200   Moore Medical Corp.*..........        1,402
    3,000   Omnicare, Inc. ...............       81,630
      100   Sysco Corp. ..................        2,544
      700   TBC Corp.*....................        9,800

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND (a)
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                        VALUE
---------                                   -----------
            COMMON STOCKS (CONTINUED)
            WHOLESALE (CONTINUED)
      300   TESSCO Technologies, Inc.*....  $     2,190
    1,000   United Natural Foods, Inc.*...       25,500
      200   Watso Inc., Class B...........        2,760
                                            -----------
                                                193,309
                                            -----------
            TOTAL COMMON STOCKS...........   21,027,774
                                            -----------
            PREFERRED STOCKS -- 0.0%
            SERVICES -- 0.0%
        5   Dynacq International, Inc. ...           72
                                            -----------
            TOTAL PREFERRED STOCKS........           72
                                            -----------

PRINCIPAL                                      VALUE
---------                                   -----------
            REPURCHASE AGREEMENTS -- 15.6%
$3,661,945  Bear Stearns, dated 3/31/03,
              due 4/1/03 at 1.30% with a
              maturity value of $3,662,077
              (Fully collateralized by US
              Treasury securities)........  $ 3,661,945
                                            -----------
            TOTAL REPURCHASE AGREEMENTS...    3,661,945
                                            -----------
            TOTAL INVESTMENTS (COST
              $23,651,756) (b) --105.4%...   24,689,791
            LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (5.4)%............   (1,253,995)
                                            -----------
            NET ASSETS -- 100.0%..........  $23,435,796
                                            ===========

---------------

*  Non-income producing security.

(a) All long positions are pledged as collateral for securities sold short.

(b) The aggregate cost for federal income tax purposes is $21,066,286 and differs from value by net unrealized appreciation of securities as follow:

   Unrealized appreciation................  $4,413,717
   Unrealized depreciation................    (790,212)
                                            ----------
   Net unrealized appreciation............  $3,623,505
                                            ==========

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS -- 88.9%
             AIRLINES -- 0.9%
       800   Atlantic Coast Airlines
               Holdings, Inc.*............  $     4,968
       200   Frontier Airlines, Inc.*.....          994
       400   Jetblue Airways Corp.*.......       11,084
    13,600   Southwest Airlines Corp. ....      195,296
                                            -----------
                                                212,342
                                            -----------
             AUTOS -- 0.3%
     4,800   Dana Corp. ..................       33,888
       400   IMPCO Technologies, Inc.*....          804
     1,300   Navistar International
               Corp.*.....................       31,993
       200   Wabash National Corp.*.......        1,260
                                            -----------
                                                 67,945
                                            -----------
             BANKS -- 7.0%
     7,700   Bank of New York Company,
               Inc. ......................      157,850
     1,600   Boston Private Financial
               Holdings, Inc. ............       23,936
     4,000   Capital One Financial
               Corp. .....................      120,040
     9,000   Concord EFS, Inc.*...........       84,600
       500   Euronet Worldwide, Inc.*.....        4,000
     5,800   Fifth Third Bancorp..........      290,812
    13,300   General Electric Co. ........      339,150
     1,500   Investors Financial Services
               Corp. .....................       36,525
     2,600   Mellon Financial Corp. ......       55,276
     2,435   NetBank, Inc. ...............       22,621
     3,700   Northern Trust Corp. ........      112,665
     1,500   Silicon Valley Bancshares*...       27,285
       900   Southwest Bancorp. of Texas,
               Inc.*......................       27,027
     3,100   State Street Corp. ..........       98,053
     4,000   Synovus Financial Co. .......       71,560
     3,700   Wells Fargo & Co. ...........      166,463
                                            -----------
                                              1,637,863
                                            -----------
             BIOTECHNOLOGY -- 2.5%
     2,100   Abgenix, Inc.*...............       18,270
       800   ABIOMED, Inc.*...............        3,120
     1,700   Alexion Pharmaceuticals*.....       20,672
       300   Aphton Corp.*................          750
       900   Avigen, Inc.*................        2,637
     3,100   Biogen, Inc.*................       92,876
     1,100   Cell Therapeutics, Inc.*.....        9,119
     1,400   Charles River Laboratories
               International, Inc.*.......       35,728
     1,400   Chiron Corp.*................       52,500
       200   Genzyme Corp.-General
               Division*..................        7,290
       300   Geron Corp.*.................        1,587
     5,000   Human Genome Sciences,
               Inc.*......................       42,750
     1,800   ICOS Corp.*..................       33,678
     4,000   IDEC Pharmaceuticals
               Corp.*.....................      137,676
       700   Incyte Corp.*................        2,093
       800   Kosan Biosciences, Inc.*.....        3,568
     1,600   Lexicon Genetics, Inc.*......        6,384
     2,300   Medarex, Inc.*...............        7,429
     3,300   Millennium Pharmaceuticals,
               Inc.*......................       25,938
     1,200   Myriad Genetics, Inc.*.......       12,108
       800   Neurocrine Biosciences,
               Inc.*......................       33,424
       600   Onyx Pharmaceuticals,
               Inc.*......................        4,998

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             BIOTECHNOLOGY (CONTINUED)
       600   Progenics Pharmaceuticals,
               Inc.*......................  $     2,652
     1,300   Protein Design Labs, Inc.*...        9,620
     1,200   Regeneron Pharmaceutical,
               Inc.*......................        9,024
       700   Telik, Inc.*.................        9,408
                                            -----------
                                                585,299
                                            -----------
             BUILDING -- 0.2%
       800   Insituform Technologies,
               Inc., Class A*.............       10,760
     1,100   Toll Brothers, Inc.*.........       21,230
       500   Willbros Group, Inc.*........        4,370
                                            -----------
                                                 36,360
                                            -----------
             CELLULAR -- 0.2%
     1,200   Telephone and Data Systems,
               Inc. ......................       49,092
                                            -----------
             CHEMICALS -- 1.2%
       200   Alcide Corp.*................        2,860
       400   BioSphere Medical, Inc.*.....        1,880
       200   Cabot Corp. .................        4,772
     3,300   Engelhard Corp. .............       70,686
     1,400   FMC Corp.*...................       21,952
     1,100   Georgia Gulf Corp. ..........       22,143
     2,600   IMC Global, Inc. ............       25,012
     2,300   Millennium Chemicals,
               Inc. ......................       26,864
       400   North American Scientific,
               Inc.*......................        3,012
       300   OM Group, Inc. ..............        2,625
     1,800   Praxair, Inc. ...............      101,430
       800   Valhi, Inc. .................        8,800
                                            -----------
                                                292,036
                                            -----------
             COMPUTER -- 0.7%
    10,000   Apple Computer, Inc.*........      141,400
     1,800   Gateway, Inc.*...............        4,248
     5,200   Sun Microsystems, Inc.*......       16,952
                                            -----------
                                                162,600
                                            -----------
             CONSTRUCTION MATERIALS --0.2%
       600   Elkcorp......................       11,400
     1,300   Vulcan Materials Co. ........       39,299
                                            -----------
                                                 50,699
                                            -----------
             DEFENSE -- 0.8%
       300   Alliant Techsystems, Inc.*...       16,203
       600   DRS Technologies, Inc.*......       15,006
       200   Edo Corp. ...................        3,620
       700   Innovative Solutions &
               Support, Inc.*.............        3,990
       400   Microvision, Inc.*...........        1,880
     1,600   Northrop Grumman Corp. ......      137,280
       600   United Defense Industries,
               Inc.*......................       12,984
       400   United Industrial Corp. .....        4,980
                                            -----------
                                                195,943
                                            -----------
             DRUGS -- 8.0%
     7,000   Abbott Laboratories..........      263,270
     1,200   Adolor Corp.*................       11,892
     3,700   Alkermes, Inc.*..............       33,559
     1,600   Allergan, Inc. ..............      109,136
     1,200   Amylin Pharmaceuticals,
               Inc.*......................       19,440

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             DRUGS (CONTINUED)
     1,400   Andrx Corp.*.................  $    16,534
     1,100   AtheroGenics, Inc.*..........       10,296
       500   Bentley Pharmaceuticals,
               Inc.*......................        4,010
     1,100   Bone Care International,
               Inc.*......................        7,843
    15,100   Bristol-Myers Squibb Co. ....      319,063
     1,300   Cerus Corp.*.................       11,440
       600   Columbia Laboratories,
               Inc.*......................        2,340
       800   Cubist Pharmaceuticals,
               Inc.*......................        6,408
     2,000   CV Therapeutics, Inc.*.......       36,060
       200   Diagnostic Products Corp. ...        7,470
     3,000   Eli Lilly & Co. .............      171,450
       400   Emisphere Technologies,
               Inc.*......................        1,016
       182   Enzo Biochem, Inc.*..........        2,379
       500   Epix Medical, Inc.*..........        4,000
       700   Gene Logic, Inc.*............        3,549
       400   Guilford Pharmaceuticals,
               Inc.*......................        1,480
       600   ImmunoGen, Inc.*.............        1,404
     1,500   Immunomedics, Inc.*..........        3,990
       900   Impax Laboratories, Inc.*....        4,041
       900   Inspire Pharmaceuticals,
               Inc.*......................       14,103
     3,500   Isis Pharmaceuticals,
               Inc.*......................       12,530
     2,500   IVAX Corp.*..................       30,625
       300   Kos Pharmaceuticals, Inc.*...        5,241
       800   Martek Biosciences Corp.*....       22,816
       100   Matrixx Initiatives, Inc.*...          735
     1,200   Neose Technologies, Inc.*....        8,556
       600   Neurogen Corp.*..............        2,184
     1,300   NPS Pharmaceuticals, Inc.*...       20,098
     1,400   OSI Pharmaceuticals, Inc.*...       22,400
       600   Penwest Pharmaceuticals
               Co.*.......................        9,600
       300   Pharmacyclics, Inc.*.........        1,005
     1,000   POZEN, Inc.*.................        3,800
       700   Salix Pharmaceuticals
               Ltd.*......................        4,739
    12,300   Schering-Plough Corp. .......      219,309
     2,200   Sepracor, Inc.*..............       29,788
     1,200   Tanox, Inc.*.................       15,540
     1,900   Transkaryotic Therapies,
               Inc.*......................       11,248
     3,200   Tularik, Inc.*...............       16,160
     2,400   Vertex Pharmaceuticals,
               Inc.*......................       26,688
       500   Vical, Inc.*.................        1,265
     8,700   Wyeth........................      329,034
       400   Zymogenetics, Inc.*..........        3,680
                                            -----------
                                              1,863,214
                                            -----------
             DURABLES -- 0.0%
       300   Maytag Corp. ................        5,709
       400   National R.V. Holdings,
               Inc.*......................        1,888
                                            -----------
                                                  7,597
                                            -----------
             ELECTRIC UTILITIES -- 3.0%
     2,200   Alliant Energy Corp. ........       35,354
     1,500   Black Hills Corp. ...........       41,235
     2,200   Calpine Corp.*...............        7,260
     2,200   Cinergy Corp. ...............       74,030
     4,300   Edison International*........       58,867
     2,400   PG & E Corp.*................       32,280
     2,100   PPL, Inc. ...................       74,781
     2,800   Progress Energy, Inc. .......      109,620

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             ELECTRIC UTILITIES
               (CONTINUED)
     5,100   Teco Energy, Inc. ...........  $    54,213
     6,400   TXU Corp. ...................      114,240
     7,400   Xcel Energy, Inc. ...........       94,794
                                            -----------
                                                696,674
                                            -----------
             FINANCIAL INVESTMENTS -- 0.7%
     1,600   BARRA, Inc.*.................       47,504
     2,700   Macrovision Corp.*...........       32,373
     3,200   Rambus, Inc.*................       42,272
       700   SurModics, Inc.*.............       21,637
     1,300   Universal Compression
               Holdings, Inc.*............       22,685
                                            -----------
                                                166,471
                                            -----------
             FOOD -- 0.3%
       200   Cagle's, Inc., Class A*......        1,070
       200   Green Mountain Coffee,
               Inc.*......................        3,676
       600   Monterey Pasta Co.*..........        1,800
       500   Pilgrim's Pride Corp. .......        3,990
       500   Tejon Ranch Co.*.............       13,225
     1,545   Tootsie Roll Industries,
               Inc. ......................       44,079
                                            -----------
                                                 67,840
                                            -----------
             HEALTH -- 2.7%
       100   American Healthways, Inc.*...        1,900
     1,100   Array BioPharma, Inc.*.......        4,697
       300   Bio Reference Labs, Inc.*....        1,257
     1,900   CIGNA Corp. .................       86,868
     1,700   Community Health Systems,
               Inc.*......................       34,833
     2,000   First Health Group Corp.*....       50,880
       500   ICU Medical, Inc.*...........       13,756
       600   IMPATH, Inc.*................        8,100
       500   Kindred Healthcare, Inc.*....        5,656
     6,100   Laboratory Corp. of America
               Holdings*..................      180,864
       300   Matria Healthcare, Inc.*.....        2,925
       300   Medcath Corp.*...............        1,548
     1,600   Orthodontic Centers Of
               America, Inc.*.............        8,336
       700   Osteotech, Inc.*.............        4,361
       300   Pediatric Services of
               America, Inc.*.............        1,500
     1,300   Priority Healthcare Corp.,
               Class B*...................       34,645
     3,500   Province Healthcare Co.*.....       30,975
     2,100   Quest Diagnostics, Inc.*.....      125,349
       300   Specialty Laboratories,
               Inc.*......................        2,520
       500   Triad Hospitals, Inc.*.......       13,450
       400   U.S. Physical Therapy,
               Inc.*......................        4,448
       900   United Surgical Partners,
               Inc.*......................       16,641
                                            -----------
                                                635,509
                                            -----------
             HOUSEHOLD -- 0.9%
       700   AEP Industries, Inc.*........        6,055
     1,500   Alliance Gaming Corp.*.......       22,500
       300   American Woodmark Corp. .....       13,233
     1,100   Boyds Collection Ltd.*.......        5,940
    15,200   Corning, Inc.*...............       88,768
       900   Herman Miller, Inc. .........       14,490
       900   Rogers Corp.*................       26,748
       700   Shuffle Master, Inc.*........       14,106

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             HOUSEHOLD (CONTINUED)
       600   Thomas & Betts Co.*..........  $     8,508
       100   Yankee Candle Co., Inc.*.....        1,703
                                            -----------
                                                202,051
                                            -----------
             INSTRUMENTS -- 3.9%
       100   Aksys Ltd.*..................          700
       800   American Medical Systems
               Holdings, Inc.*............       11,560
     8,200   Applera Corp.-Applied
               Biosystems Group...........      129,806
     1,000   ArthroCare Corp.*............       12,470
       600   Aspect Medical Systems,
               Inc.*......................        2,196
       700   Baxter International,
               Inc. ......................       13,048
     2,500   Beckman Coulter, Inc. .......       85,075
     1,000   Catapult Communications
               Corp.*.....................        6,360
     1,100   Cholestech Corp.*............        8,954
       800   Ciphergen Biosystems,
               Inc.*......................        4,512
       300   Closure Medical Corp.*.......        3,882
     1,400   Cognex Corp.*................       29,638
       900   Conceptus, Inc.*.............        8,100
       300   CyberOptics, Inc.*...........        1,167
     1,600   Cytyc Corp.*.................       20,880
       300   DJ Orthopedics, Inc.*........        1,173
       500   Embrex, Inc.*................        3,950
     1,400   FEI Co.*.....................       22,344
       800   Fischer Imaging Corp.*.......        4,272
     2,200   Gentex Corp.*................       55,968
       800   Guidant Corp.*...............       28,960
       400   HealthTronics Surgical
               Services, Inc.*............        3,268
       700   IGEN International, Inc.*....       24,773
       700   Illumina, Inc.*..............        1,582
       700   Interpore International,
               Inc.*......................        5,600
     1,300   Intuitive Surgical, Inc.*....        8,398
     2,700   Ixia*........................       13,122
       400   Keithley Instruments,
               Inc. ......................        4,324
       400   Meade Instruments Corp.*.....        1,068
       600   Micro Therapeutics, Inc.*....        1,500
     3,100   Millipore Corp.*.............      101,370
       700   Novoste Corp.*...............        6,349
     2,800   Oakley, Inc.*................       23,100
     2,900   PerkinElmer, Inc. ...........       25,781
       500   PharmaNetics, Inc.*..........        4,750
       500   Photon Dynamics, Inc.*.......        8,180
       700   Possis Medical, Inc.*........       11,312
       400   Q-Med, Inc.*.................        2,744
       700   SonoSite, Inc.*..............       10,990
     2,900   Tektronix, Inc.*.............       49,735
       400   Transgenomic, Inc.*..........          744
       600   Universal Electronics,
               Inc.*......................        5,790
       300   Urologix, Inc.*..............          648
     6,400   Waters Corp.*................      135,424
       700   Wright Medical Group,
               Inc.*......................       12,264
                                            -----------
                                                917,831
                                            -----------
             INSURANCE -- 2.6%
     1,700   21st Century Insurance
               Group......................       21,080
     1,900   Allmerica Financial Corp.*...       26,657

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
     6,400   American International Group,
               Inc. ......................  $   316,480
       800   Arthur J. Gallagher & Co. ...       19,640
     1,700   Chubb Corp. .................       75,344
     2,900   Phoenix Co., Inc. ...........       20,996
       900   Presidential Life Corp. .....        5,661
       800   Transatlantic Holdings,
               Inc. ......................       52,440
       300   Unico American Corp. ........          945
       200   White Mountains Insurance
               Group......................       68,000
             Ltd.
                                            -----------
                                                607,243
                                            -----------
             IT HARDWARE -- 6.5%
       300   Advanced Energy Industries,
               Inc.*......................        2,577
     2,900   Advanced Fibre Communication,
               Inc.*......................       43,906
    10,600   Altera Corp.*................      143,524
       900   Anaren Microwave, Inc.*......        7,785
       400   Applied Micro Circuits
               Corp.*.....................        1,304
       400   Bel Fuse, Inc., Class A*.....        7,108
    11,800   Cisco Systems, Inc.*.........      153,164
     6,700   CommScope, Inc.*.............       50,250
     1,700   Crown Castle International
               Corp.*.....................        9,350
     1,500   Energy Conversion Devices,
               Inc.*......................       12,735
       500   Exar Corp.*..................        6,355
     1,100   General Dynamics Corp. ......       60,577
     1,400   Helix Technology Corp. ......       12,054
     5,300   Jabil Circuit, Inc.*.........       92,750
     3,800   KLA-Tencor Corp.*............      136,580
     4,200   Lattice Semiconductor
               Corp.*.....................       31,668
     3,900   Linear Technology Corp. .....      120,393
     3,000   Maxim Integrated Products,
               Inc. ......................      108,360
     1,300   Micrel, Inc.*................       11,986
       700   Monolithic System Technology,
               Inc.*......................        4,928
       400   Nanometrics, Inc.*...........        1,560
       300   Novellus Systems, Inc.*......        8,181
     5,300   NVIDIA Corp.*................       68,105
       300   Parlex Corp.*................        2,172
       300   Performance Technologies,
               Inc.*......................        1,053
     1,100   Pericom Semiconductor
               Corp.*.....................        8,558
     1,300   Photronics, Inc.*............       15,457
     2,100   Plantronics, Inc.*...........       30,681
     1,800   Plexus Corp.*................       16,470
     1,500   QLogic Corp.*................       55,710
     2,500   Sanmina-SCI Corp.*...........       10,100
     2,500   Semtech Corp.*...............       37,875
       100   SpectraLink Corp.*...........          733
     2,300   Technitrol, Inc.*............       33,672
    12,400   Tellabs, Inc.*...............       71,796
     2,100   Teradyne, Inc.*..............       24,444
     4,600   Texas Instruments, Inc. .....       75,302
       800   Three-Five Systems, Inc.*....        4,080
     1,000   TriQuint Semiconductor,
               Inc.*......................        2,820
     1,600   UTStarcom, Inc.*.............       31,984
                                            -----------
                                              1,518,107
                                            -----------
             LIQUOR & TOBACCO -- 0.7%
       100   Chalone Wine Group, Ltd.*....          786

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             LIQUOR & TOBACCO (CONTINUED)
     1,300   R.J. Reynolds Tobacco
               Holdings, Inc. ............  $    41,938
     4,600   UST, Inc. ...................      126,960
       420   Vector Group Ltd. ...........        4,620
                                            -----------
                                                174,304
                                            -----------
             MACHINERY -- 2.2%
       500   3D Systems Corp.*............        2,330
       500   A.S.V., Inc.*................        5,260
       400   Actuan Corp., Class A*.......       14,060
     2,900   AGCO Corp.*..................       46,690
       500   Applied Films Corp.*.........        8,075
       700   Brooks Automation, Inc.*.....        6,769
       500   Flow International Corp.*....        1,000
     1,700   Flowserve Corp.*.............       19,805
     3,300   FuelCell Energy, Inc.*.......       16,665
     1,000   Intermagnetics General
               Corp.*.....................       17,840
       800   Ionics, Inc.*................       13,240
     3,000   Mettler-Toledo International,
               Inc.*......................       89,370
       900   Mobile Mini, Inc.*...........       14,382
     3,500   Pall Corp. ..................       70,000
       900   Polaris Industries, Inc. ....       44,748
       600   Proton Energy Systems,
               Inc.*......................        1,476
       200   Quipp, Inc.*.................        1,886
     1,500   Shaw Group, Inc.*............       15,075
       400   Silgan Holdings, Inc.*.......        8,868
     1,600   SPX Corp.*...................       54,656
     1,900   Stanley Works................       45,581
       300   TransTechnology Corp.*.......        1,590
     1,000   Varian Semiconductor
               Equipment Associates,
               Inc.*......................       20,340
                                            -----------
                                                519,706
                                            -----------
             MEDIA -- 3.8%
     3,500   Catalina Marketing Corp.*....       67,305
     1,000   Cumulus Media, Inc.*.........       14,560
     2,500   Dow Jones & Co., Inc. .......       88,600
     4,400   Entravision Communications
               Corp., Class A*............       23,760
     1,100   Journal Register Corp.*......       16,786
       700   Lamar Advertising Corp.*.....       20,545
    24,500   Liberty Media Corp., Class
               A*.........................      238,385
     1,800   Omnicom Group, Inc. .........       97,506
     4,400   Readers Digest Association,
               Inc. ......................       44,924
       400   Salem Communications Corp.,
               Class A*...................        6,520
       800   Scholastic Corp.*............       21,520
     1,000   TMP Worldwide, Inc.*.........       10,730
     5,900   Univision Communications,
               Inc., Class A*.............      144,609
     3,200   Valassis Communications,
               Inc.*......................       84,480
     1,900   World Wrestling Federation
               Entertainment, Inc.*.......       14,554
                                            -----------
                                                894,784
                                            -----------
             METALS -- 0.2%
       700   Brush Wellman, Inc*..........        3,549
       800   Carpenter Technology
               Corp. .....................        8,120

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             METALS (CONTINUED)
       300   Castle & Co.*................  $     1,425
       400   Century Aluminum Co. ........        2,540
       300   Lone Star Technologies,
               Inc.*......................        6,336
       200   NS Group, Inc.*..............        1,510
       600   Nucor Corp. .................       22,902
       100   Roanoke Electric Steel
               Corp. .....................          870
       300   Stillwater Mining Corp.*.....          750
                                            -----------
                                                 48,002
                                            -----------
             MISCELLANEOUS
               FINANCIAL -- 3.0%
     7,600   Charles Schwab Corp. ........       54,872
     3,500   Eaton Vance Corp. ...........       93,555
     1,800   Goldman Sachs Group, Inc. ...      122,544
     3,200   Investment Technology Group,
               Inc.*......................       44,704
     3,100   Janus Capital Group, Inc. ...       35,309
       800   Jefferies Group, Inc. .......       28,760
     3,400   Morgan Stanley Dean Witter &
               Co. .......................      130,390
     1,500   National Processing, Inc.*...       20,880
     1,300   Neuberger Berman, Inc. ......       36,699
     6,200   Waddell & Reed Financial,
               Inc. ......................      108,934
     1,600   WP Stewart & Co. Ltd. .......       27,248
                                            -----------
                                                703,895
                                            -----------
             OFFICE MACHINERY -- 1.7%
     3,000   Brocade Communications
               Systems, Inc.*.............       14,640
     1,000   Concord Camera Corp.*........        5,010
       600   Echelon Corp.*...............        6,336
    15,700   EMC Corp.*...................      113,511
       400   Fargo Electronics, Inc.*.....        4,080
     1,400   Infocus Corp.*...............        6,916
       800   Kronos, Inc.*................       28,040
       200   M-Systems Flash Disk
               Pioneers, Ltd.*............        1,232
     1,200   McDATA Corp., Class B*.......       10,452
    11,600   Network Appliance, Inc.*.....      129,804
       900   Radware Ltd.*................        9,135
       500   SBS Technologies, Inc.*......        3,635
     3,700   VERITAS Software Corp.*......       65,046
                                            -----------
                                                397,837
                                            -----------
             OIL -- 1.1%
       900   CONSOL Energy, Inc. .........       14,877
    15,100   El Paso Corp. ...............       91,355
     3,000   Kerr-McGee Corp. ............      121,830
     1,900   McMoRan Exploration Co.*.....       22,667
       900   Spinnaker Exploration Co.*...       17,478
                                            -----------
                                                268,207
                                            -----------
             OIL -- INTERNATIONAL -- 0.0%
       200   Exxon Mobil Corp. ...........        6,990
                                            -----------
             OIL DISTRIBUTION -- 0.1%
     2,400   Tesoro Petroleum Corp.*......       17,760
                                            -----------
             OIL SERVICES -- 0.1%
     2,500   Grant Prideco, Inc.*.........       30,150
                                            -----------

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             OTHER UTILITIES -- 1.4%
     2,500   Oklahoma Gas & Electric
               Co. .......................  $    44,925
    13,400   Waste Management, Inc. ......      283,812
                                            -----------
                                                328,737
             PAPER -- 1.1%
     1,300   Bowater, Inc. ...............       48,295
     1,000   Caraustar Industries,
               Inc.*......................        6,770
     1,800   Packaging Corp. of
               America*...................       32,418
     5,100   Plum Creek Timber Co. .......      110,109
       600   Pope & Talbot, Inc. .........        7,530
     1,000   Weyerhaeuser Co. ............       47,830
                                            -----------
                                                252,952
                                            -----------
             REAL ESTATE
               DEVELOPMENT -- 0.1%
       200   Florida East Coast
               Industries, Inc., Class
               A..........................        4,890
       700   Forest City Enterprises,
               Inc., Class A..............       24,346
                                            -----------
                                                 29,236
             REAL ESTATE INVESTMENT
               TRUST -- 1.3%
       200   Alexander's, Inc.*...........       12,770
     1,100   Avalonbay Communities,
               Inc. ......................       40,590
       900   Chateau Communties, Inc. ....       16,965
     3,900   Equity Residential Properties
               Trust......................       93,873
     1,600   Health Care Property
               Investors, Inc. ...........       53,360
     2,400   Vornado Realty Trust.........       85,920
                                            -----------
                                                303,478
                                            -----------
             RETAIL -- 9.3%
       300   Advance Auto Parts, Inc.*....       13,875
       800   American Eagle Outfitters,
               Inc.*......................       11,615
     4,200   Barnes & Noble, Inc.*........       79,758
     6,600   Best Buy Co., Inc.*..........      178,002
     3,500   BJ's Wholesale Club, Inc.*...       39,550
     2,500   Borders Group, Inc.*.........       36,750
     3,300   Carmax, Inc.*................       48,081
     1,800   CDW Computer Centers,
               Inc.*......................       73,440
       300   Charlotte Russe Holding,
               Inc.*......................        2,424
     1,300   Christopher & Banks Corp.*...       23,010
     7,700   Circuit City Stores, Inc. ...       40,040
     5,800   Copart, Inc.*................       44,544
    10,300   Costco Wholesale Corp.*......      309,309
     2,600   Dillards Department Stores,
               Inc. ......................       33,592
     8,300   Dollar General Corp. ........      101,343
       600   Electronics Boutique Holdings
               Corp.*.....................       10,074
    13,800   Home Depot, Inc. ............      336,167
       500   Ingles Markets, Inc., Class
               A..........................        4,775
       600   J. Jill Group, Inc.*.........        6,960
    11,900   Kroger Co.*..................      156,485
     4,100   May Department Stores Co. ...       81,549
     1,600   O'Reilly Automotive, Inc.*...       43,360
       300   Pricesmart, Inc.*............        4,485
     2,500   RadioShack Corp. ............       55,725
       700   Restoration Hardware,
               Inc.*......................        1,757
     4,300   Safeway, Inc.*...............       81,399

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             RETAIL (CONTINUED)
     3,900   Sears, Roebuck & Co. ........  $    94,185
     1,100   Sonic Automotive, Inc.*......       16,170
     3,400   SUPERVALU, Inc. .............       52,700
     4,300   Tiffany & Co. ...............      107,500
     1,800   Too, Inc.*...................       29,898
       500   Tuesday Morning Corp.*.......        9,840
       700   Tweeter Home Entertainment
               Group, Inc.*...............        3,339
       200   United Auto Group, Inc.*.....        2,350
       800   ValueVision International,
               Inc., Class A*.............        8,056
     1,100   Wet Seal, Inc.*..............        8,030
       500   Wilsons The Leather Experts,
               Inc.*......................        1,990
                                            -----------
                                              2,152,127
                                            -----------
             SERVICES -- 3.9%
       300   Administaff, Inc.*...........        1,875
     2,500   Albany Molecular Research,
               Inc.*......................       37,275
       600   Amn Healthcare Services,
               Inc.*......................        6,588
     1,300   Applied Molecular Evolution,
               Inc.*......................        3,601
     1,600   Arena Pharmaceuticals,
               Inc.*......................       10,528
     3,100   Certegy, Inc.*...............       78,120
       300   Clean Harbors, Inc.*.........        3,600
     4,900   Convergys Corp.*.............       64,680
     1,200   Corporate Executive Board
               Co.*.......................       42,744
     1,600   CuraGen Corp.*...............        6,560
     5,100   DeVry, Inc.*.................       95,217
       300   DoubleClick, Inc.*...........        2,331
       700   Education Management
               Corp.*.....................       27,839
     2,900   Exelixis, Inc.*..............       19,314
     1,900   Exult, Inc.*.................       13,927
     1,900   FreeMarkets, Inc.*...........       10,393
       800   ICT Group, Inc.*.............        7,728
     7,800   IMS Health, Inc. ............      121,758
       600   Learning Tree International,
               Inc.*......................        8,112
       900   Maxygen, Inc.*...............        6,552
     1,000   NDCHealth Corp. .............       16,770
     1,200   NetRatings, Inc.*............        7,800
       600   On Assignment, Inc.*.........        2,538
     3,400   Paychex, Inc. ...............       93,398
       400   PDI, Inc.*...................        2,960
       600   Princeton Review, Inc.*......        2,472
     1,000   Resources Connection,
               Inc.*......................       21,280
     5,000   Robert Half International,
               Inc.*......................       66,550
     1,800   Sabre Holdings, Inc.*........       28,638
     2,300   Sotheby's Holdings, Inc.,
               Class A*...................       21,114
       600   SOURCECORP*..................        8,406
       200   SRI Surgical Express,
               Inc.*......................        1,194
       900   Symyx Technologies, Inc.*....       13,509
       600   URS Corp.*...................        6,918
       700   Websense, Inc.*..............       10,269
     2,900   West Corp.*..................       51,301
                                            -----------
                                                923,859
                                            -----------
             SOAP & COSMETICS -- 0.0%
     1,000   Playtex Products, Inc.*......        8,060
                                            -----------

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             SOFTWARE -- 8.5%
     3,500   Activision, Inc.*............  $    50,575
     6,700   Adobe Systems, Inc. .........      206,561
       900   Advent Software, Inc.*.......       10,952
       700   Ansoft Corp.*................        5,222
     7,400   Automatic Data Processing,
               Inc. ......................      227,846
     2,900   Cadence Design Systems,
               Inc.*......................       29,000
     1,400   Cerner Corp.*................       45,332
       200   Citrix Systems, Inc.*........        2,632
     3,500   Computer Associates
               International, Inc. .......       47,810
     4,400   Compuware Corp.*.............       14,916
       500   CoStar Group, Inc.*..........       11,160
       500   CSG Systems International,
               Inc.*......................        4,335
       500   Digimarc Corp.*..............        5,820
     2,400   DST Systems, Inc.*...........       65,280
       300   Dynamics Research Co.*.......        3,918
     2,300   Eclipsys Corp.*..............       18,333
     4,400   Electronic Data Systems
               Corp. .....................       77,440
       900   eSpeed, Inc., Class A*.......       10,467
     3,600   Fiserv, Inc.*................      113,328
     1,500   Global Payment, Inc. ........       45,780
     4,300   Identix, Inc.*...............       19,350
       500   Inet Technologies, Inc.*.....        2,950
       100   Intrado, Inc.*...............          790
     6,800   J.D. Edwards & Co.*..........       74,936
     6,100   Jack Henry & Associates,
               Inc. ......................       64,599
     2,700   Keane, Inc.*.................       22,086
       100   Lawson Software, Inc.*.......          464
       156   Manhattan Associates,
               Inc.*......................        2,735
       400   Mantech International Corp.,
               Class A*...................        5,928
       900   Mercury Computer Systems,
               Inc.*......................       24,480
     2,900   Mercury Interactive Corp.*...       86,072
       900   Nassda Corp.*................        5,940
       900   National Instruments
               Corp.*.....................       31,743
       203   Network Associates, Inc.*....        2,803
       400   NYFIX, Inc.*.................        1,484
     9,100   Oracle Corp.*................       98,726
       300   Pec Solutions, Inc.*.........        3,534
     7,000   PeopleSoft, Inc.*............      107,100
     1,200   Per-Se Technologies, Inc.*...        9,540
     3,000   Perot Systems Corp., Class
               A*.........................       30,780
       300   Practiceworks, Inc.*.........        3,081
     2,200   Red Hat, Inc.*...............       11,946
       800   Roxio, Inc.*.................        4,960
       600   SeaChange International,
               Inc.*......................        4,338
     3,500   SEI Investments Co. .........       91,700
       300   SERENA Software, Inc.*.......        4,788
     5,000   Siebel Systems, Inc.*........       40,050
       800   SpeechWorks International,
               Inc.*......................        1,856
     3,800   SunGard Data Systems,
               Inc.*......................       80,940
       300   Synplicity, Inc.*............          957
     2,800   THQ, Inc.*...................       36,624
     3,800   Tibco Software, Inc.*........       15,960
     4,800   Total System Services,
               Inc. ......................       75,168
       800   Tripos, Inc.*................        4,040
     1,100   TriZetto Group, Inc.*........        4,543

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             SOFTWARE (CONTINUED)
     1,000   Vastera, Inc.*...............  $     3,810
     1,500   Webmethods, Inc.*............       13,695
                                            -----------
                                              1,991,203
                                            -----------
             TELEPHONE -- 2.8%
     2,676   Cablevision Systems Corp.,
               Class A*...................       50,817
     2,200   Insight Communications
               Co.*.......................       26,290
       900   LodgeNet Entertainment
               Corp.*.....................        7,650
     2,600   Mediacom Communications
               Corp.*.....................       22,880
       100   Metro One Telecommunications,
               Inc.*......................          498
     3,800   Overture Services, Inc.*.....       57,646
     9,200   SBC Communications, Inc. ....      184,552
     8,300   Verizon Communications,
               Inc. ......................      293,405
       300   Yahoo!, Inc.*................        7,206
                                            -----------
                                                650,944
                                            -----------
             TEXTILES -- 0.9%
     5,500   Cintas Corp. ................      180,950
       300   Guess?, Inc.*................        1,068
       700   Skechers U.S.A., Inc., Class
               A*.........................        4,543
     2,000   Tommy Hilfiger Corp.*........       14,460
                                            -----------
                                                201,021
                                            -----------
             TRANSPORTATION -- 1.3%
     6,800   Carnival Corp. ..............      163,948
     1,300   Forward Air Corp.*...........       28,289
     1,100   Heartland Express, Inc.*.....       21,098
     1,200   Kansas City Southern
               Industries, Inc.*..........       13,476
     1,600   RailAmerica, Inc.*...........        9,760
     4,100   Swift Transportation Co.,
               Inc.*......................       65,600
                                            -----------
                                                302,171
                                            -----------
             TRAVEL & ENTERTAINMENT --2.1%
       500   Ameristar Casinos, Inc.*.....        5,360
       400   Argosy Gaming Co.*...........        7,992
       400   Champps Entertainment,
               Inc.*......................        3,344
     1,600   Cheesecake Factory, Inc.*....       51,632
     5,300   Darden Restaurants, Inc. ....       94,605
       300   Famous Dave's of America,
               Inc.*......................        1,326
     2,100   Krispy Kreme Doughnuts,
               Inc.*......................       71,106
     8,500   McDonald's Corp. ............      122,910
     6,200   Park Place Entertainment
               Corp.*.....................       44,144
       300   Pinnacle Entertainment,
               Inc.*......................        1,464
     1,300   Sonic Corp.*.................       33,098
     1,500   Wendy's International,
               Inc. ......................       41,265
       800   WMS Industries, Inc.*........       10,200
                                            -----------
                                                488,446
                                            -----------
             WHOLESALE -- 0.7%
       500   Advanced Marketing Services,
               Inc. ......................        5,595
     3,400   Arrow Electronics, Inc.*.....       49,980
       100   Avnet, Inc.*.................        1,048
       300   Cantel Medical Corp.*........        3,831
     3,400   Ingram Micro, Inc.*..........       37,502
       400   NuCo2, Inc.*.................        2,000

              See accompanying notes to the financial statements.

ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

  SHARES                                       VALUE
----------                                  -----------
             COMMON STOCKS (CONTINUED)
             WHOLESALE (CONTINUED)
     1,900   Tech Data Corp.*.............  $    45,486
       900   United Stationers, Inc.*.....       19,215
                                            -----------
                                                164,657
                                            -----------
             TOTAL COMMON STOCKS..........   20,831,242
                                            -----------
             TOTAL SECURITIES SOLD SHORT
               (PROCEEDS $21,969,625)
               89.9%......................  $20,831,242
                                            ===========

---------------

* Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
--------------------------------------------------------------------------------

                       AXA ROSENBERG U.S. DISCOVERY FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions

                                      LOGO

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                           SINCE       SINCE
                                                                LAST     INCEPTION   INCEPTION
U.S. DISCOVERY                                                 1 YEAR    (9/4/01)    (10/3/01)
--------------                                                --------   ---------   ---------
Institutional Shares (RDISX)................................   -13.83%     -2.65%
Investor Shares (RDIVX).....................................   -13.99%                  1.19%
Class A Shares (RDVAX)(1)...................................   -14.22%     -3.21%
Class A Shares*(1)..........................................   -18.91%     -6.62%
Class B Shares (RDVBX)(1)...................................   -14.66%     -3.67%
Class B Shares**(1).........................................   -18.93%     -6.14%
Russell 2500 Index(2).......................................   -24.00%    -11.50%      -5.07%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     For the year ended March 31, 2003, amidst a continued declining equity market, the Fund strongly outperformed its Russell 2500 benchmark. While investors struggled with increasing economic and geopolitical uncertainty, sluggish corporate earnings growth, and a seemingly endless flow of accounting scandals, they continued to favor stocks with compellingly priced fundamentals and future earnings prospects. This focus, which has been a feature of the market environment for much of the past 3 years, was a favorable one for the Manager's strategy.

     Value stocks remained the favored style group within the mid and small cap sector for the year, but the group's advantage over mid and small cap growth stocks continued to narrow. In fact, growth stocks led the market during the past 6 months. Thus, the Fund's modest value bias provided a positive boost to relative performance for the full year, although the impact was smaller than in the prior two years. The Fund's performance was also helped by its lower than benchmark beta and its tendency to hold stocks with strong trailing price performance.

     The relatively small active industry exposure of the Fund had little overall impact on the performance of the fund compared to the Russell 2500. The Fund benefited from an overweight in the Building and Household Goods Manufacturing sectors. However, this benefit was offset by the cost of overweighting the weakening Retail and Durables Goods Manufacturing sectors.

     Much of the Fund's outperformance was attributable to the independent effect of stock selection rather than the aggregate influence of risk factor and industry exposures. Stock selection was especially strong among Banking stocks and within the IT Hardware and Software sectors. The Fund's success in stock selection is not surprising given the market environment where investors continued to reward companies with attractively priced earnings prospects.

     The minimum investment of the Institutional Shares is $1 million. The minimum investment of the Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes changes in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Small capitalization funds typically carry additional risks since smaller companies generally have experienced a greater degree of market volatility than average. Total return includes change in share price and reinvestment of distributions.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

(1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(2) The Russell 2500 Index is the benchmark for the AXA Rosenberg U.S. Discovery Fund. It is an unmanaged index of approximately 2,500 mid and small capitalization companies.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS -- 99.2%
            AIRLINES -- 0.7%
     300    Airborne, Inc. ................  $     5,883
     300    AirNet Systems, Inc.*..........          687
   1,200    AirTran Holdings, Inc.*........        8,076
   2,700    CNF, Inc. .....................       82,215
     100    Mesaba Holdings, Inc.*.........          563
   2,900    Offshore Logistics, Inc.*......       52,345
                                             -----------
                                                 149,769
                                             -----------
            AUTOS -- 0.5%
   2,100    Lear Corp.*....................       74,235
     400    R&B, Inc.*.....................        3,880
     400    Strattec Security Corp.*.......       17,600
                                             -----------
                                                  95,715
                                             -----------
            BANKS -- 11.6%
   1,400    Advanta Corp., Class A.........        9,562
     500    Ameriana Bancorp...............        6,250
   4,000    Astoria Financial Corp. .......       92,920
     400    Bancorp Rhode Island, Inc. ....        8,880
     600    BankUnited Financial Corp.,
              Class A*.....................       10,590
     300    BNCCORP, Inc.*.................        3,330
   1,400    BSB Bancorp, Inc. .............       30,339
     200    C&F Financial Corp. ...........        6,880
     200    Capital Bank Corp. ............        2,680
     100    Capital Crossing Bank*.........        2,824
     200    Carver Bancorp, Inc. ..........        2,800
     220    CB Bancshares, Inc. ...........       10,732
     300    CCF Holding Co. ...............        5,466
     315    Central Virginia Bankshares,
              Inc. ........................        4,930
     200    CFS Bancorp, Inc. .............        2,742
  12,000    Colonial BancGroup, Inc. ......      135,000
   2,100    Columbia Banking System,
              Inc.*........................       28,875
   5,200    Commercial Federal Corp. ......      112,944
     800    Community West Bancshares*.....        4,152
   2,600    CompuCredit Corp.*.............       16,328
     200    Cornerstone Bancorp, Inc. .....        3,400
     200    Corus Bankshares, Inc. ........        7,982
     400    Cowlitz Bancorp*...............        2,776
     300    Crescent Banking Co. ..........        5,115
   7,300    Doral Financial Corp. .........      258,055
   1,800    DVI, Inc.*.....................       15,390
     220    Elmira Savings Bank, FSB.......        5,665
     600    EverTrust Financial Group,
              Inc. ........................       14,376
     800    First Citizens BancShares,
              Inc., Class A................       75,272
     300    First Federal Bancshares of
              Arkansas, Inc. ..............        7,716
     300    First Keystone Financial,
              Inc. ........................        6,294
     100    First Mariner Bancorp*.........        1,260
     100    First Oak Brook Bancshares,
              Inc. ........................        3,039
     200    FirstFed America Bancorp,
              Inc. ........................        5,600
     500    FirstFed Financial Corp.*......       15,095
     450    Flagstar Bancorp, Inc. ........       11,867
     300    FMS Financial Corp. ...........        4,350
     200    FSF Financial Corp. ...........        4,820
     110    GLB Bancorp, Inc. .............        1,144
     800    Gold Banc Corp., Inc. .........        6,408
     100    Grand Central Financial
              Corp. .......................        1,103
     400    Greater Atlantic Financial
              Corp.*.......................        2,972

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            BANKS (CONTINUED)
     200    Guaranty Financial Corp. ......  $     2,680
     300    Habersham Bancorp..............        5,265
     200    Hemlock Federal Financial
              Corp. .......................        5,500
     400    HF Financial Corp. ............        6,420
     500    Hibernia Corp., Class A........        8,480
     200    HMN Financial, Inc. ...........        3,210
     400    Horizon Bancorp................       11,160
     300    Hudson River Bancorp, Inc. ....        6,894
     360    Humboldt Bancorp...............        4,594
   3,200    Independence Community Bank
              Corp. .......................       84,640
   1,600    InterCept, Inc.*...............        6,576
   2,700    International Bancshares
              Corp. .......................      104,787
     500    Intervest Bancshares Corp.*....        5,560
   1,800    Irwin Financial Corp. .........       35,082
     200    Jacksonville Bancorp, Inc. ....        5,430
     500    Klamath First Bancorp, Inc. ...        8,560
   2,300    Local Financial Corp.*.........       33,166
     600    MAF Bancorp, Inc. .............       20,190
     400    Mahaska Investment Co. ........        6,548
     200    Matrix Bancorp, Inc.*..........        1,700
     900    MB Financial, Inc. ............       32,220
     200    National Bankshares............        7,784
     300    National Mercantile Bancorp*...        2,031
   1,200    New Century Financial Corp. ...       37,417
     500    Northeast Pennsylvania
              Financial Corp. .............        8,225
     900    Northrim Bancorp, Inc. ........       13,095
     300    Oregon Trail Financial
              Corp. .......................        6,900
   1,175    Oriental Financial Group,
              Inc. ........................       25,380
     600    Pacific Mercantile Bancorp*....        4,620
     668    Patriot Bank Corp. ............       11,583
     200    Pelican Financial, Inc. .......        1,170
   1,700    PFF Bancorp, Inc. .............       54,553
     300    Pittsburgh Financial Corp. ....        3,945
     600    Provident Bankshares Corp. ....       13,848
   4,900    Provident Financial Group,
              Inc. ........................      104,027
     600    PSB Bancorp, Inc.*.............        4,050
   2,100    R & G Financial Corp., Class
              B............................       46,200
     600    Republic Bancshares, Inc.*.....       11,970
     700    Republic First Bancorp,
              Inc.*........................        5,180
     200    Resource Bancshares Corp. .....        4,500
   2,200    Riggs National Corp. ..........       31,570
     200    River Valley Bancorp...........        6,222
   4,100    Saxon Capital, Inc.*...........       54,571
   1,100    St. Francis Capital Corp. .....       25,113
     500    Sterling Financial Corp.*......       10,610
     200    Superior Financial Corp. ......        3,698
     400    Team Financial, Inc. ..........        3,996
     300    TF Financial Corp. ............        7,425
   1,600    The Banc Corp. ................        7,952
     500    The Washington Savings Bank,
              F.S.B........................        4,920
     200    Thistle Group Holdings Co. ....        2,700
     400    Timberland Bancorp, Inc. ......        7,564
     200    Tower Financial Corp.*.........        2,780
   2,800    UCBH Holdings, Inc. ...........      123,144
     800    Umpqua Holdings Corp. .........       14,472
     300    Union Community Bancorp........        4,950

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            BANKS (CONTINUED)
     300    United Financial Corp. ........  $     7,200
   1,600    United PanAm Financial
              Corp.*.......................       12,736
     210    Unity Bancorp, Inc.*...........        1,678
   5,000    W Holding Company, Inc. .......       91,800
     420    Wainwright Bank & Trust Co. ...        4,024
   6,500    Washington Federal, Inc. ......      136,890
   2,000    Waypoint Financial Corp. ......       34,520
     200    Wells Financial Corp. .........        4,560
   1,400    Westcorp.......................       25,998
     200    Western Sierra Bancorp*........        5,870
   1,100    WFS Financial, Inc.*...........       21,274
     200    WVS Financial Corp. ...........        3,242
   1,200    Yardville National Bancorp.....       20,412
                                             -----------
                                               2,404,954
                                             -----------
            BIOTECHNOLOGY -- 0.0%
   1,000    Nabi Biopharmaceuticals*.......        6,000
                                             -----------
            BUILDING -- 4.8%
   1,700    Beazer Homes USA, Inc.*........       99,977
   4,000    Centex Corp. ..................      217,440
   2,200    Coachmen Industries, Inc. .....       24,200
     400    Dominion Homes, Inc.*..........        5,440
   2,300    Hovnanian Enterprises, Inc.,
              Class A*.....................       79,465
   3,500    KB Home........................      159,075
   1,700    M.D.C. Holdings, Inc. .........       65,246
   1,400    M/I Schottenstein Homes,
              Inc. ........................       40,152
     300    Matrix Service Co.*............        3,159
     300    Orleans Homebuilders, Inc.*....        2,133
   4,000    Pulte Homes, Inc. .............      200,600
   2,200    Ryland Group, Inc. ............       95,018
     300    Technical Olympic USA, Inc.*...        5,055
                                             -----------
                                                 996,960
                                             -----------
            CELLULAR -- 0.2%
   1,900    U.S. Cellular Corp.*...........       44,859
                                             -----------
            CHEMICALS -- 2.0%
   4,200    A. Schulman, Inc. .............       61,026
     300    American Pacific Corp.*........        2,412
     800    Bairnco Corp. .................        4,080
   4,400    Cytec Industries, Inc.*........      122,540
   1,200    Esterline Technologies
              Corp.*.......................       20,292
   4,000    Great Lakes Chemical Corp. ....       88,800
     600    H.B. Fuller Co. ...............       13,872
   2,600    MacDermid, Inc. ...............       53,170
     600    Stepan Co. ....................       13,824
   2,400    Wellman, Inc. .................       22,392
                                             -----------
                                                 402,408
                                             -----------
            CONSTRUCTION MATERIALS -- 0.8%
     200    Ameron International Corp. ....       11,960
   1,000    Lancaster Colony Corp. ........       38,349
     400    Oglebay Norton Co.*............        1,200
  12,100    Owens-Illinois, Inc.*..........      109,384
     200    U.S. Concrete, Inc.*...........          840
                                             -----------
                                                 161,733
                                             -----------
            DEFENSE -- 0.3%
     100    AMETEK, Inc. ..................        3,301

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            DEFENSE (CONTINUED)
   1,800    Cubic Corp. ...................  $    29,376
      48    Flir Systems, Inc.*............        2,276
     860    Griffon Corp.*.................       11,094
     800    Kaman Corp., Class A...........        7,824
     200    Lowrance Electronics, Inc.*....        1,142
                                             -----------
                                                  55,013
                                             -----------
            DRUGS -- 1.4%
     600    Balchem Corp. .................       10,248
     400    BioSource International,
              Inc.*........................        2,400
     300    E-Z-EM, Inc.*..................        2,805
   1,500    Genencor International,
              Inc.*........................       15,225
   3,700    Medicines Co.*.................       68,968
     200    Medicis Pharmaceutical Corp.,
              Class A*.....................       11,118
     500    Meridian Bioscience, Inc. .....        3,920
   1,200    Nature's Sunshine Products,
              Inc. ........................       10,524
   6,300    NBTY, Inc.*....................      119,448
   1,200    Nutraceutical International
              Corp.*.......................        9,324
     700    Perrigo Co. ...................        8,316
   1,400    USANA Health Sciences, Inc.*...       27,860
                                             -----------
                                                 290,156
                                             -----------
            DURABLES -- 1.2%
   2,200    Arctic Cat, Inc. ..............       34,342
   2,500    Harman International
              Industries, Inc. ............      146,425
   2,400    Thor Industries, Inc. .........       60,072
                                             -----------
                                                 240,839
                                             -----------
            ELECTRIC UTILITIES -- 1.2%
   9,000    Great Plains Energy, Inc. .....      214,830
   1,042    MGE Energy, Inc. ..............       27,592
                                             -----------
                                                 242,422
                                             -----------
            FINANCIAL INVESTMENTS -- 0.7%
   1,500    Aaron Rents, Inc. .............       30,570
     500    California First National
              Bancorp......................        5,100
   3,100    Choice Hotels International,
              Inc.*........................       75,578
     400    G-III Apparel Group Ltd.*......        2,420
     900    Midas, Inc.*...................        6,570
     200    PICO Holdings, Inc.*...........        2,488
     100    Rent-A-Center, Inc.*...........        5,471
     800    TechTeam Global, Inc.*.........        4,832
   1,200    Willis Lease Finance Corp.*....        6,804
                                             -----------
                                                 139,833
                                             -----------
            FOOD -- 2.0%
     300    Andersons, Inc. ...............        3,837
   8,100    Bunge Ltd. ....................      203,796
     900    Corn Products International,
              Inc. ........................       26,244
     300    Flowers Foods, Inc. ...........        8,217
     600    J & J Snack Foods Corp.*.......       18,192
     400    National Beverage Corp.*.......        5,588
   2,300    Omega Protein Corp.*...........       12,880
   1,200    Penford Corp. .................       14,364
   2,100    Ralcorp Holdings, Inc.*........       54,684
     200    Seaboard Corp. ................       40,400
     800    Seneca Foods Corp., Class B*...       14,736

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            FOOD (CONTINUED)
     500    Sylvan, Inc.*..................  $     4,875
                                             -----------
                                                 407,813
                                             -----------
            HEALTH -- 2.8%
     200    American Medical Security
              Group, Inc.*.................        2,648
   5,300    Coventry Health Care, Inc.*....      174,370
  13,700    Humana, Inc.*..................      131,520
   3,700    Mid Atlantic Medical Services,
              Inc.*........................      150,035
     300    National Dentex Corp.*.........        5,421
   3,700    Sierra Health Services,
              Inc.*........................       47,730
   9,600    US Oncology, Inc.*.............       68,160
                                             -----------
                                                 579,884
                                             -----------
            HOUSEHOLD -- 3.2%
     200    Acres Gaming, Inc.*............        1,514
   6,300    Acuity Brands, Inc. ...........       84,735
     400    American Biltrite, Inc. .......        3,020
     200    American Locker Group, Inc.*...        2,400
   2,300    Applica, Inc.*.................       11,247
     300    Bassett Furniture Industries,
              Inc. ........................        3,150
   6,900    Brunswick Corp. ...............      131,100
   1,000    Central Garden & Pet Co.*......       21,640
     200    Chromcraft Revington, Inc.*....        2,570
     600    Flexsteel Industries, Inc. ....        8,070
     200    Genlyte Group, Inc.*...........        6,614
   4,200    Helen of Troy Ltd.*............       55,020
     100    Hubbell, Inc., Class B.........        3,130
     500    Johnson Outdoors, Inc., Class
              A*...........................        4,450
     200    Juno Lighting, Inc.*...........        2,330
   2,600    K2, Inc.*......................       20,072
   3,800    Kimball International, Inc.,
              Class B......................       53,014
     600    Knape & Vogt Manufacturing
              Co. .........................        6,636
   7,300    La-Z-Boy, Inc. ................      126,144
     200    Patrick Industries, Inc. ......        1,310
     200    Russ Berrie & Co., Inc. .......        6,400
   4,000    Select Comfort Corp.*..........       40,360
   3,000    Tredegar Corp. ................       35,850
     700    Virco Manufacturing Corp. .....        6,748
   1,500    West Pharmaceutical Services,
              Inc. ........................       29,400
                                             -----------
                                                 666,924
                                             -----------
            INSTRUMENTS -- 6.1%
     400    Badger Meter, Inc. ............       12,296
   7,000    Bausch & Lomb, Inc. ...........      230,230
   2,000    Bio-Rad Laboratories, Inc.,
              Class A*.....................       71,500
     200    Biosite, Inc.*.................        7,682
   1,000    Candela Corp.*.................        8,580
     700    CONMED Corp.*..................       11,487
     500    Cyberonics, Inc.*..............       10,695
   1,400    Datascope Corp. ...............       37,912
   7,400    Edwards Lifesciences Corp.*....      202,760
   1,500    IDEXX Laboratories, Inc.*......       52,455
   3,100    Invacare Corp. ................       97,619
   1,600    InVision Technologies, Inc.*...       35,952
     600    Isco, Inc. ....................        4,260
     200    Mentor Corp. ..................        3,422
     400    Mesa Laboratories, Inc.*.......        2,460

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            INSTRUMENTS (CONTINUED)
     100    Mine Safety Appliances Co. ....  $     3,560
     100    Napco Security Systems,
              Inc.*........................          884
     330    New Brunswick Scientific Co.,
              Inc.*........................        1,647
     200    Raven Industries, Inc. ........        3,344
   4,400    Respironics, Inc.*.............      151,232
     200    Span-America Medical Systems,
              Inc. ........................        1,642
   8,800    STERIS Corp.*..................      230,208
   3,900    Trimble Navigation Ltd.*.......       73,866
     100    Utah Medical Products, Inc.*...        1,819
     300    Vital Signs, Inc. .............        7,965
                                             -----------
                                               1,265,477
                                             -----------
            INSURANCE -- 5.3%
   4,200    American Financial Group,
              Inc. ........................       83,370
     300    American National Insurance
              Co. .........................       23,379
     200    American Physicians Capital,
              Inc.*........................        4,240
   1,833    Argonaut Group, Inc. ..........       15,672
     400    Bancinsurance Corp.*...........        1,980
   3,200    Crawford & Co., Class B........       13,280
     100    Delphi Financial Group, Inc.,
              Class A......................        3,918
     100    Donegal Group, Inc. ...........        1,075
   1,400    FBL Financial Group, Inc.,
              Class A......................       27,650
   1,050    Fidelity National Financial,
              Inc. ........................       35,866
   1,600    First American Corp. ..........       39,040
   1,400    FPIC Insurance Group, Inc.*....       10,402
   2,300    IPC Holdings Ltd. .............       69,207
     500    LandAmerica Financial Group,
              Inc. ........................       19,875
   2,600    Max Re Capital Ltd. ...........       32,760
     300    Merchants Group, Inc. .........        6,600
   1,200    Midland Co. ...................       21,480
     100    National Western Life Insurance
              Co., Class A*................        9,361
   2,600    Odyssey Re Holdings Corp. .....       46,930
   6,600    Protective Life Corp. .........      188,430
     400    PXRE Group Ltd. ...............        8,588
     600    Reinsurance Group of America,
              Inc. ........................       15,768
   1,300    RenaissanceRe Holdings Ltd. ...       52,065
   4,000    Selective Insurance Group,
              Inc. ........................       98,160
     600    Stewart Information Services
              Corp.*.......................       13,926
   5,400    W. R. Berkley Corp. ...........      231,390
      60    Wesco Financial Corp. .........       17,880
                                             -----------
                                               1,092,292
                                             -----------
            IT HARDWARE -- 1.9%
   2,300    Artisan Components, Inc.*......       37,170
   1,400    Benchmark Electronics, Inc.*...       39,662
   2,000    Daktronics, Inc.*..............       31,100
   1,300    Diodes, Inc.*..................       13,650
   3,900    Hutchinson Technology, Inc.*...       96,408
     700    Imation Corp.*.................       26,054
   8,700    MEMC Electronic Materials,
              Inc.*........................       97,875
     300    Methode Electronics, Inc.,
              Class A......................        2,430
   1,700    NetScreen Technologies,
              Inc.*........................       28,526
     315    Sparton Corp.*.................        2,498
     900    Standard Microsystems Corp.*...       13,671
                                             -----------
                                                 389,044
                                             -----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            LIQUOR & TOBACCO -- 0.3%
   1,500    Robert Mondavi Corp., Class
              A*...........................  $    30,075
   1,800    Standard Commercial Corp. .....       28,242
     600    Todhunter International,
              Inc.*........................        6,084
                                             -----------
                                                  64,401
                                             -----------
            MACHINERY -- 4.2%
     900    Ampco-Pittsburgh Corp. ........       11,682
     600    Ball Corp. ....................       33,420
     100    Butler Manufacturing Co. ......        1,640
   1,400    Cascade Corp. .................       20,160
     200    Chicago Rivet & Machine Co. ...        4,940
   4,800    Cummins, Inc. .................      118,080
   1,800    ESCO Technologies, Inc.*.......       59,040
     100    Federal Screw Works............        4,205
     300    Gehl Co.*......................        2,547
     300    Hardinge, Inc. ................        2,055
   1,100    Harsco Corp. ..................       33,539
     600    Kaydon Corp. ..................       11,292
     600    Key Technology, Inc.*..........        3,450
   2,600    Lennox International, Inc. ....       37,440
   1,400    Lifetime Hoan Corp. ...........        8,834
     500    P & F Industries, Inc.*........        3,335
     700    Rofin-Sinar Technologies,
              Inc.*........................        7,756
   1,500    Sauer-Danfoss, Inc. ...........       11,910
     800    SL Industries, Inc.*...........        4,712
   7,800    Snap-on, Inc. .................      193,128
   1,300    SPS Technologies, Inc.*........       31,720
   1,100    Standard Motor Products,
              Inc. ........................       12,210
   1,300    Standex International Corp. ...       24,765
   1,900    Tecumseh Products Co., Class
              B............................       74,290
   3,000    Timken Co. ....................       46,860
   1,500    Toro Co. ......................      105,075
                                             -----------
                                                 868,085
                                             -----------
            MEDIA -- 1.9%
     100    American Greetings Corp., Class
              A*...........................        1,310
     900    Bowne & Co., Inc. .............        9,000
     300    Equity Marketing, Inc.*........        3,930
   2,500    Lin TV Corp., Class A*.........       51,275
   2,000    Media General, Inc., Class A...       98,480
   1,200    Metro-Goldwyn-Mayer, Inc.*.....       12,600
     200    Outlook Group Corp. ...........          972
   1,700    Pixar, Inc.*...................       91,936
   8,300    Radio One, Inc., Class A*......      109,892
     500    Standard Register Co. .........        7,450
     800    Thomas Nelson, Inc.*...........        6,808
                                             -----------
                                                 393,653
                                             -----------
            METALS -- 1.0%
     900    AMCOL International Corp. .....        5,112
   1,300    Gibraltar Steel Corp. .........       24,232
   1,800    Jarden Corp.*..................       46,800
     300    Layne Christensen Co.*.........        2,541
     300    Olympic Steel, Inc.*...........        1,065
   2,500    Quanex Corp. ..................       79,250
   3,100    RTI International Metals,
              Inc.*........................       30,380
     500    Southern Peru Copper Corp. ....        7,300
                                             -----------
                                                 196,680
                                             -----------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            MISCELLANEOUS FINANCIAL -- 0.1%
     900    Interactive Data Corp.*........  $    12,609
     300    Maxcor Financial Group,
              Inc.*........................        2,070
     300    Stifel Financial Corp. ........        3,528
      30    Ziegler Co., Inc. .............          441
                                             -----------
                                                  18,648
                                             -----------
            OFFICE MACHINERY -- 1.4%
     700    Ciprico, Inc.*.................        2,926
   1,500    Iomega Corp.*..................       16,650
     100    Nam Tai Electronics, Inc. .....        2,516
     800    PAR Technology Corp.*..........        3,920
     600    Printronix, Inc.*..............        5,820
  11,300    Storage Technology Corp.*......      228,486
     700    Stratasys, Inc.*...............        9,170
   2,400    Western Digital Corp.*.........       21,744
                                             -----------
                                                 291,232
                                             -----------
            OIL -- 2.7%
     200    Barnwell Industries, Inc.*.....        4,450
   1,400    Callon Petroleum Co.*..........        5,964
   1,700    Carrizo Oil & Gas, Inc.*.......        7,820
   2,800    Denbury Resources, Inc.*.......       30,324
     600    Dominion Resources Black
              Warrior Trust................       13,326
   2,900    Energy Partners Ltd.*..........       29,580
     200    Evergreen Resources, Inc.*.....        9,062
     200    Forest Oil Corp.*..............        4,460
     300    Greka Energy Corp.*............        1,140
     600    Patina Oil & Gas Corp. ........       19,740
     300    Penn Virginia Corp. ...........       11,520
   9,400    Pioneer Natural Resources
              Co.*.........................      235,940
   1,000    Pogo Producing Co. ............       39,770
     300    Range Resources Corp.*.........        1,713
   2,900    Remington Oil & Gas Corp.*.....       49,387
   7,400    Vintage Petroleum, Inc. .......       70,300
   1,100    Westport Resources Corp.
              New*.........................       22,165
                                             -----------
                                                 556,661
                                             -----------
            OIL DISTRIBUTION -- 2.1%
   4,800    Lafarge North America, Inc. ...      139,440
   1,500    Premcor, Inc.*.................       38,535
   7,100    Sunoco, Inc. ..................      259,647
                                             -----------
                                                 437,622
                                             -----------
            OIL SERVICES -- 2.7%
     900    Cooper Cameron Corp.*..........       44,559
     300    Lufkin Industries, Inc. .......        5,745
     100    National-Oilwell, Inc.*........        2,239
   4,100    New Jersey Resources Corp. ....      133,865
   2,100    Oil States International,
              Inc.*........................       25,200
  14,700    Pride International, Inc.*.....      198,303
     500    Resource America, Inc., Class
              A............................        3,980
   7,700    Varco International, Inc.*.....      140,987
                                             -----------
                                                 554,878
                                             -----------
            OTHER UTILITIES -- 0.5%
     600    Chesapeake Utilities Corp. ....       11,280
   1,100    National Fuel Gas Co. .........       24,057
   1,300    ONEOK, Inc. ...................       23,842

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            OTHER UTILITIES (CONTINUED)
     100    RGC Resources, Inc. ...........  $     1,949
     300    SJW Corp. .....................       22,950
     700    Waste Connections, Inc.*.......       24,150
                                             -----------
                                                 108,228
                                             -----------
            PAPER -- 1.3%
     200    CSS Industries, Inc. ..........        6,476
     200    DSG International Ltd.*........          710
   1,700    Lydall, Inc.*..................       14,960
     300    Nashua Corp.*..................        2,670
   4,100    Rayonier, Inc. ................      180,646
     800    Trex Co., Inc.*................       25,824
   2,100    Universal Forest Products,
              Inc. ........................       32,550
                                             -----------
                                                 263,836
                                             -----------
            REAL ESTATE DEVELOPMENT -- 0.6%
     600    American Safety Insurance Group
              Ltd. ........................        4,170
     500    AMREP Corp.*...................        4,345
     400    ILX Resorts, Inc.*.............        3,156
   2,600    LNR Property Corp. ............       87,620
     200    Patriot Transportation Holding,
              Inc.*........................        4,456
     800    Stratus Properties, Inc.*......        6,408
     500    United Capital Corp.*..........       18,695
                                             -----------
                                                 128,850
                                             -----------
            REAL ESTATE INVESTMENT TRUSTS--
              6.5%
     600    Amli Residential Properties
              Trust........................       12,630
   2,600    Boykin Lodging Co. ............       19,162
   4,100    Brandywine Realty Trust........       90,200
   3,100    CBL & Associates Properties,
              Inc. ........................      125,829
     600    Corporate Office Properties
              Trust........................        8,940
   1,700    EastGroup Properties, Inc. ....       43,452
     800    ElderTrust*....................        5,472
   2,000    Entertainment Properties
              Trust........................       53,000
   1,800    Glenborough Realty Trust,
              Inc. ........................       27,828
     200    Hanover Capital Mortgage
              Holdings, Inc. ..............        1,536
     300    Hersha Hospitality Trust.......        2,010
     100    Home Properties of New York,
              Inc. ........................        3,320
     100    Hospitality Properties Trust...        3,055
     300    HRPT Properties Trust..........        2,553
   6,900    iStar Financial, Inc. .........      201,273
   2,300    Koger Equity, Inc. ............       35,190
   5,700    Macerich Co. ..................      180,576
     900    Mid-America Apartment
              Communities, Inc. ...........       21,330
     200    Middleton Doll Co. ............          846
   3,800    Mills Corp. ...................      118,560
     100    New Plan Excel Realty Trust....        1,959
   1,000    Novastar Financial, Inc. ......       34,150
     600    One Liberty Properties,
              Inc. ........................        9,840
     300    Parkway Properties, Inc. ......       11,304
     900    PMC Commercial Trust...........       11,880
   4,700    Prentiss Properties Trust......      127,370
     400    Presidential Realty Corp.,
              Class B......................        2,760
   1,600    PS Business Parks, Inc. .......       47,600

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
              (CONTINUED)
   4,100    SL Green Realty Corp. .........  $   125,296
                                             -----------
                                               1,328,921
                                             -----------
            RETAIL -- 5.1%
   1,000    America's Car-Mart, Inc.*......       12,220
   6,100    AnnTaylor Stores Corp.*........      125,233
     300    Blair Corp. ...................        7,053
   2,500    Bombay Co., Inc.*..............       13,625
     800    Boston Beer Co., Inc., Class
              A*...........................       10,048
     400    Brown Shoe Co., Inc. ..........       10,828
   2,800    Burlington Coat Factory
              Warehouse Corp. .............       45,640
   9,900    Chico's FAS, Inc.*.............      198,000
   1,300    Chronimed, Inc.*...............       11,700
   1,100    Claire's Stores, Inc. .........       25,971
     600    Dress Barn, Inc.*..............        8,070
  11,200    Foot Locker, Inc. .............      119,840
   2,600    Friedman's, Inc., Class A......       24,960
   5,100    Linens 'n Things, Inc.*........      103,632
     600    Longs Drug Stores Corp. .......        9,000
     500    Overstock.com, Inc.*...........        4,875
   1,400    Pacific Sunwear of California,
              Inc.*........................       28,490
   1,000    PC Connection, Inc.*...........        5,250
     200    PETCO Animal Supplies, Inc.*...        3,770
   2,400    Ruddick Corp. .................       29,520
     900    Saks, Inc.*....................        6,921
   2,000    ShopKo Stores, Inc.*...........       23,300
     200    Sport Chalet, Inc.*............        1,344
   2,900    Stage Stores, Inc.*............       61,422
   1,100    Tractor Supply Co.*............       36,322
   1,700    Weis Markets, Inc. ............       52,037
   2,900    Williams-Sonoma, Inc.*.........       63,220
                                             -----------
                                               1,042,291
                                             -----------
            SERVICES -- 5.1%
     200    Ambassadors Groups, Inc.*......        2,418
     300    Angelica Corp. ................        5,115
   1,400    Career Education Corp.*........       68,488
   1,100    CDI Corp.*.....................       25,630
   3,700    Corinthian Colleges, Inc.*.....      146,150
   1,800    Cornell Cos., Inc.*............       15,120
     300    CPI Corp. .....................        3,939
   4,400    Deluxe Corp. ..................      176,572
   1,300    eResearch Technology, Inc.*....       34,892
     300    Exponent, Inc.*................        3,945
   1,000    Factual Data Corp.*............        9,310
   3,500    Getty Images, Inc.*............       96,110
     200    Horizon Health Corp.*..........        3,402
   1,300    IMCO Recycling, Inc.*..........        8,255
     900    Kelly Services, Inc., Class
              A............................       19,368
     300    Michael Baker Corp.*...........        2,586
     700    Monro Muffler Brake, Inc.*.....       14,700
     700    Navigant International,
              Inc.*........................        7,385
     500    NCO Group, Inc.*...............        7,250
   2,700    PARXEL International Corp.*....       37,044
   1,900    Pharmaceutical Product
              Development, Inc.*...........       51,017

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            SERVICES (CONTINUED)
   4,200    Pittston Brink's Group.........  $    58,212
     700    Security Capital Corp., Class
              A*...........................        4,340
   1,200    StarTek, Inc.*.................       27,420
   1,400    University of Phoenix
              Online*......................       59,710
   3,500    Weight Watchers International,
              Inc.*........................      161,175
                                             -----------
                                               1,049,553
                                             -----------
            SOAPS & COSMETICS -- 0.2%
     700    CPAC, Inc. ....................        3,556
     625    Del Laboratories, Inc.*........       11,756
     800    Estee Lauder Co., Inc., Class
              A............................       24,288
                                             -----------
                                                  39,600
                                             -----------
            SOFTWARE -- 4.0%
   1,200    American Management Systems,
              Inc.*........................       14,496
   1,500    CCC Information Services Group,
              Inc.*........................       24,270
     600    CIBER, Inc.*...................        2,856
   1,100    Concerto Software, Inc.*.......        6,050
     100    Cray, Inc.*....................          662
     300    Elite Information Group,
              Inc.*........................        2,827
   2,900    Fair Isaac Corp. ..............      147,378
   1,500    FileNet Corp.*.................       15,735
     600    Group 1 Software, Inc.*........       10,800
   3,900    GTECH Holdings Corp.*..........      127,374
     600    Hyperion Solutions Corp.*......       14,550
   1,900    IDX Systems Corp.*.............       29,794
     600    Manatron, Inc.*................        4,020
   1,000    Mediware Information Systems,
              Inc. ........................        9,890
   2,900    Progress Software Corp.*.......       52,055
   1,200    SS&C Technologies, Inc.*.......       14,580
  10,700    Sybase, Inc.*..................      138,565
     700    Syntel, Inc.*..................       13,419
   2,300    Systems & Computer Technology
              Corp.*.......................       17,595
  18,400    Unisys Corp.*..................      170,384
                                             -----------
                                                 817,300
                                             -----------
            TELEPHONE -- 0.3%
     200    Atlantic Tele-Network, Inc. ...        3,410
   1,400    Commonwealth Telephone
              Enterprises, Inc.*...........       54,348
                                             -----------
                                                  57,758
                                             -----------
            TEXTILES -- 3.6%
   3,700    Albany International Corp.,
              Class A......................       84,767
   3,200    Coach, Inc.*...................      122,656
   1,600    Columbia Sportswear*...........       59,472
     200    Decorator Industries, Inc. ....          922
     500    Delta Apparel, Inc. ...........        7,900
     700    Haggar Corp. ..................        7,434
     200    Hampshire Group Ltd.*..........        4,200
   3,900    Kellwood Co. ..................      112,866
   3,400    Liz Claiborne, Inc. ...........      105,128
     200    McRae Industries, Inc., Class
              A............................        1,570
   3,800    Nautica Enterprises, Inc.*.....       36,860
     700    Oxford Industries, Inc. .......       17,255
   2,500    Phillips-Van Heusen Corp. .....       30,875

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            TEXTILES (CONTINUED)
     200    Phoenix Footwear Group,
              Inc.*........................  $     1,432
   1,300    Quaker Fabric Corp. ...........        7,150
   2,100    Quiksilver, Inc.*..............       64,302
     400    Russell Corp. .................        7,000
     700    Saucony, Inc., Class A*........        6,552
     700    Steven Madden Ltd.*............       10,969
   4,300    Stride Rite Corp. .............       36,550
     200    Timberland Co., Class A*.......        8,362
                                             -----------
                                                 734,222
                                             -----------
            TRANSPORTATION -- 3.4%
   3,600    Alexander & Baldwin, Inc. .....       89,496
   1,100    Celadon Group, Inc.*...........        8,734
     300    Covenant Transport, Inc., Class
              A*...........................        5,097
   4,890    EGL, Inc.*.....................       72,665
   4,200    Frontline Ltd. ................       45,150
   5,700    General Maritime Corp.*........       48,450
     900    Maritrans, Inc. ...............       12,717
     600    Marten Transport Ltd.*.........       10,602
     500    Overseas Shipholding Group,
              Inc. ........................        8,350
   8,100    Ryder Systems, Inc. ...........      166,131
   5,500    Teekay Shipping Corp. .........      213,400
     700    U.S. Xpress Enterprises, Inc.,
              Class A*.....................        5,292
   1,000    USA Truck, Inc.*...............        7,130
                                             -----------
                                                 693,214
                                             -----------
            TRAVEL & ENTERTAINMENT -- 2.9%
   3,700    AMC Entertainment, Inc.*.......       32,079
   1,100    Analogic Corp. ................       50,128
     900    Applebee's International,
              Inc. ........................       25,236
   5,200    CBRL Group, Inc. ..............      142,740
     500    Churchill Downs, Inc. .........       17,000
     500    Frisch's Restaurants, Inc. ....        8,955
   3,400    Gaylord Entertainment Co.*.....       61,030
   2,700    Landry's Restaurants, Inc. ....       45,360
   1,900    Lone Star Steakhouse & Saloon,
              Inc. ........................       40,261
   2,000    Marcus Corp. ..................       27,200
     300    Max & Erma's Restaurants,
              Inc.*........................        4,629
   2,600    Movie Gallery, Inc.*...........       45,292
   2,300    O'Charleys, Inc.*..............       44,091
     500    Outback Steakhouse, Inc. ......       17,690
     700    Papa John's International,
              Inc.*........................       17,521
     300    Rare Hospitality International,
              Inc.*........................        8,352
   1,000    Rubio's Restaurants, Inc.*.....        4,501
   1,400    WestCoast Hospitality Corp.*...        6,230
                                             -----------
                                                 598,295
                                             -----------
            WHOLESALE -- 2.6%
   1,050    Aceto Corp. ...................       13,640
   2,300    Applied Industrial
              Technologies, Inc. ..........       38,433
   2,600    CompuCom Systems, Inc.*........        9,100
     300    Department 56, Inc.*...........        2,946
   1,600    Enesco Group, Inc.*............       11,472
     300    FinishMaster, Inc.*............        3,450
     400    GTSI Corp.*....................        2,640
   2,700    Hughes Supply, Inc. ...........       62,883
   1,200    Imagistics International,
              Inc.*........................       22,344

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            WHOLESALE (CONTINUED)
     300    Keystone Automotive Industries,
              Inc.*........................  $     5,316
     500    Moore Medical Corp.*...........        3,505
   9,300    Omnicare, Inc. ................      253,052
     700    Pomeroy Computer Resources,
              Inc.*........................        4,879
     800    Richardson Electronics Ltd. ...        6,633
     300    SCP Pool Corp.*................        8,913
   2,600    TBC Corp.*.....................       36,400
     500    TESSCO Technologies, Inc.*.....        3,650
   1,700    United Natural Foods, Inc.*....       43,350
     300    Watsco, Inc., Class B..........        4,140
                                             -----------
                                                 536,746
                                             -----------
            TOTAL COMMON STOCKS............   20,412,769
                                             -----------

PRINCIPAL                                       VALUE
--------                                     -----------
            REPURCHASE AGREEMENTS -- 0.9%
$188,000    State Street Bank dated
              3/31/03, due 4/1/03 at 0.05%
              with a maturity value of
              $188,000 (Fully
              collateralized by Federal
              Home Loan Bank securities)...  $   188,000
                                             -----------
            TOTAL REPURCHASE AGREEMENTS....      188,000
                                             -----------
            TOTAL INVESTMENTS (COST
              $19,690,296) (a) -- 100.1%...   20,600,769
                                             -----------
            LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (0.1)%.............      (20,699)
                                             -----------
            NET ASSETS -- 100.0%...........  $20,580,070
                                             ===========

---------------

*  Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $19,703,251 and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation...............  $ 1,634,179
   Unrealized depreciation...............     (736,663)
                                           -----------
   Net unrealized appreciation...........  $   897,516
                                           ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
--------------------------------------------------------------------------------

                          AXA ROSENBERG EUROPEAN FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)



        $ Millions


                              [PERFORMANCE GRAPH]

PERFORMANCE -- AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/03

                                                                           SINCE
                                                                LAST     INCEPTION
EUROPEAN                                                       1 YEAR    (7/23/01)
--------                                                      --------   ---------
Institutional Shares (AEUIX))...............................   -23.14%    -15.66%
Class A Shares (REUAX)(1)...................................   -23.56%    -16.09%
Class A Shares*(1)..........................................   -27.78%    -18.84%
Class B Shares (REUBX)(1)...................................   -24.07%    -16.67%
Class B Shares**(1).........................................   -27.82%    -18.64%
MSCI Europe Index(2)........................................   -25.54%    -16.41%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     European stocks suffered severe loss in the fiscal year ended March 31, 2003. Throughout the year, the market was rattled by seemingly endless corporate accounting scandals, gloomy economic outlook and weak corporate earnings. Markets rebounded strongly in October and November on optimism over the state of the economy, but fell sharply in the last quarter of the fiscal year over the uncertainty of the war on Iraq. Small cap stocks outperformed large cap stocks during the year. For the year as a whole, stocks in Europe overall lost 25.54%.

     In terms of industry performance, Telecom and Oil stocks outperformed, while Insurance and Defense stocks were among the worst performing sectors during the year. Along the country dimension, Ireland and Austria were among the top performing countries, while Germany and the Netherlands underperformed.

     For the fiscal year ended March 31, 2003, the AXA Rosenberg European Fund outperformed its benchmark, the MSCI Europe Index. Most of the outperformance came from positive stock selection and the fund's active exposure to risk indices, among which overweight in relative strength, a price momentum measure, had positive contribution to the outperformance. The contribution from the fund's overall active industry exposure was slightly negative, with overweight in the Insurance sector hurting the performance during the year.

     The Manager follows a systematic and disciplined approach to investing. As of March 31, 2003, the portfolio holdings were diversified over 14 countries and 120 companies. The top 10 holdings accounted for about 34% of the total portfolio. Approximately 38% of the holdings were invested in the United Kingdom. The price-to-positive-earnings ratio of the portfolio was around 22, and the median market capitalization of the holdings was approximately $26 billion.

     The minimum investment for Institutional Shares is $1 million. The minimum investment for Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market, economic, political, currency exchange rates and other conditions affecting a fund's portfolio, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without the waiver of fees, total return would have been lower.

     International investing involves increased risk and volatility.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) maximum
   5.00%.

(1) Prior to the inception of Class A and Class B Shares on October 1, 2001, the performance is based on Institutional Share performance adjusted to reflect the deduction of fees and expenses.

(2) The Morgan Stanley Capital International (MSCI) Europe Index is an unmanaged, weighted equity index comprised of 16 developed European markets, including the (MSCI) U.K., based on large and medium capitalization securities.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS -- 97.1%
         BELGIUM -- 0.8%
         Banking -- 0.8%
 1,180   Algemene Maatschappij voor
           Nijverheidskredit..............   $   36,903
     2   Banque Nationale de Belgique.....        7,132
                                             ----------
                                                 44,035
                                             ----------
                                                 44,035
                                             ----------
         DENMARK -- 0.7%
         Food -- 0.3%
   600   Danisco..........................       19,440
                                             ----------
         Liquor & Tobacco -- 0.1%
   129   Carlsberg, Class B...............        4,360
                                             ----------
         Services -- 0.3%
   500   ISS*.............................       16,163
                                             ----------
                                                 39,963
                                             ----------
         FINLAND -- 3.5%
         Airlines -- 0.1%
 1,330   Finnair..........................        5,167
                                             ----------
         Chemicals -- 0.2%
 1,600   Kemira...........................       10,563
                                             ----------
         Drugs -- 0.2%
   109   Orion-Yhtyma, Class A............        1,582
   800   Orion-Yhtyma, Class B............       11,689
                                             ----------
                                                 13,271
                                             ----------
         Electric Utilities -- 0.2%
   900   Wartsila Corp., Class B..........        9,192
                                             ----------
         Insurance -- 0.4%
   681   Pohjola Group, Class D...........       10,738
 2,300   Sampo, Class A...................       14,055
                                             ----------
                                                 24,793
                                             ----------
         Machinery -- 0.2%
 1,300   Metso Corp. .....................       13,264
                                             ----------
         Metals -- 0.2%
 1,107   Outokumpu........................        9,664
   800   Rautaruukki......................        2,986
                                             ----------
                                                 12,650
                                             ----------
         Oil Distribution -- 0.7%
 6,200   Fortum...........................       41,606
                                             ----------
         Paper -- 1.3%
 2,200   M-real, Class B..................       15,412
 5,700   Stora Enso, Class R..............       52,557
                                             ----------
                                                 67,969
                                             ----------
                                                198,475
                                             ----------
         FRANCE -- 13.7%
         Airlines -- 0.3%
 1,840   Air France.......................       16,765
                                             ----------
         Banking -- 3.2%
   577   Credit Agricole..................        8,985
 1,728   Credit Lyonnais..................      101,256
 1,490   Societe Generale, Class A........       76,937
                                             ----------
                                                187,178
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         FRANCE (CONTINUED)
         Building -- 0.2%
   139   Eiffage..........................   $   10,200
                                             ----------
         Cellular -- 1.5%
10,750   Orange*..........................       86,218
                                             ----------
         Chemicals -- 0.2%
 1,908   Rhodia...........................       10,348
                                             ----------
         Construction Materials -- 1.3%
   176   Ciments Francais.................        8,802
 2,360   Compagnie de Saint-Gobain........       65,231
                                             ----------
                                                 74,033
                                             ----------
         Defense -- 0.5%
 1,200   Thales...........................       27,577
                                             ----------
         Drugs -- 2.4%
 3,170   Aventis..........................      139,160
                                             ----------
         Financial Investments -- 0.2%
    97   Societe Fonciere, Financiere et
           de Participations..............        9,209
                                             ----------
         Insurance -- 0.5%
 1,040   Assurances Generales de France...       27,531
                                             ----------
         Machinery -- 0.1%
 1,839   Alstom*..........................        2,829
                                             ----------
         Oil -- 0.1%
    39   Elf Gabon........................        7,150
                                             ----------
         Oil -- International -- 2.0%
   900   Total Fina Elf...................      113,921
                                             ----------
         Soap & Cosmetics -- 1.2%
   498   Christian Dior...................       16,357
   810   L' Oreal.........................       49,055
                                             ----------
                                                 65,412
                                             ----------
                                                777,531
                                             ----------
         GERMANY -- 7.5%
         Airlines -- 0.5%
 2,920   Deutsche Lufthansa*..............       25,682
                                             ----------
         Chemicals -- 0.9%
   550   Celanese*........................        9,182
 1,300   Degussa..........................       31,776
 2,310   MG Technolgies...................       12,477
                                             ----------
                                                 53,435
                                             ----------
         Drugs -- 1.3%
 5,230   Bayer............................       71,623
                                             ----------
         Electric Utilities -- 1.9%
   950   E.On.............................       39,185
 2,930   RWE..............................       65,479
                                             ----------
                                                104,664
                                             ----------
         Instruments -- 0.0%
    27   Fresenius........................        1,223
                                             ----------
         Metals -- 0.6%
 4,010   ThyssenKrupp.....................       31,943
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         GERMANY (CONTINUED)
         Miscellaneous Financial -- 2.3%
 3,270   Deutsche Bank....................   $  137,732
                                             ----------
                                                426,302
                                             ----------
         Greece -- 0.0%
         Banking -- 0.0%
    13   Bank of Greece...................          810
                                             ----------
         ITALY -- 6.1%
         Banking -- 0.7%
 3,000   Banc Monte dei Paschi di Siena...        6,793
 1,000   Banco Intesa.....................        2,226
10,000   Capitalia........................       14,076
 4,000   UniCredito Italiano..............       15,233
                                             ----------
                                                 38,328
                                             ----------
         Cellular -- 1.3%
11,000   Telecom Italia...................       75,860
                                             ----------
         Construction Materials -- 0.0%
    94   Buzzi Unicem.....................          547
                                             ----------
         Electric Utilities -- 0.3%
20,000   Edison*..........................       17,241
                                             ----------
         Food -- 0.4%
10,000   Parmalat Finanziaria.............       19,969
                                             ----------
         Instruments -- 0.2%
 6,000   Snia*............................       10,541
                                             ----------
         Media -- 0.0%
   693   Compagnie Industriali Riunite....          647
                                             ----------
         Metals -- 0.1%
10,000   Societa Metailurgica Italiana....        3,219
                                             ----------
         Oil -- International -- 3.0%
13,000   Eni..............................      173,632
                                             ----------
         Retail -- 0.1%
 2,744   Ifil.............................        6,647
                                             ----------
                                                346,631
                                             ----------
         NETHERLANDS -- 8.8%
         Banking -- 1.8%
 7,120   ABN AMRO Holding.................      104,109
                                             ----------
         Food -- 3.6%
 3,414   Unilever.........................      203,219
                                             ----------
         IT Hardware -- 2.2%
 7,770   Koninklijke (Royal) Philips
           Electronics....................      122,007
                                             ----------
         Media -- 0.9%
 1,910   VNU..............................       48,520
                                             ----------
         Office Machinery -- 0.1%
 1,050   Oce..............................        8,272
                                             ----------
         Oil -- International -- 0.2%
   320   Royal Dutch Petroleum Co. .......       13,028
                                             ----------
                                                499,155
                                             ----------
         NORWAY -- 1.2%
         Oil -- 1.2%
 8,600   Statoil..........................       66,959
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         PORTUGAL -- 0.7%
         Electric Utilities -- 0.7%
23,000   Electricidade de Portugal........   $   39,403
                                             ----------
         SPAIN -- 8.2%
         Airlines -- 0.3%
10,680   Iberia Lineas Aereas de Espana...       15,034
                                             ----------
         Building -- 0.3%
   448   Fomento de Construcciones y
           Contratas......................       11,239
 1,420   Obrascon Huarte Lain.............        6,477
                                             ----------
                                                 17,716
                                             ----------
         Electric Utilities -- 1.9%
 6,620   Iberdrola........................      107,851
                                             ----------
         Insurance -- 0.2%
 1,125   Corporacion Mapfre...............        9,158
                                             ----------
         Oil -- International -- 2.1%
 8,290   Repsol YPF.......................      119,589
                                             ----------
         Telephone -- 3.4%
20,771   Telefonica*......................      194,239
                                             ----------
                                                463,587
                                             ----------
         SWEDEN -- 2.0%
         Banking -- 1.2%
15,000   Nordea...........................       66,164
                                             ----------
         Building -- 0.1%
 1,100   Skanska, Class B.................        5,021
                                             ----------
         Financial Investments -- 0.5%
 5,000   Investor, Class B................       28,777
                                             ----------
         Instruments -- 0.2%
 3,200   Gambro, Class A..................       13,398
                                             ----------
                                                113,360
                                             ----------
         SWITZERLAND -- 7.0%
         Banking -- 2.2%
 2,890   UBS*.............................      122,961
                                             ----------
         Chemicals -- 0.8%
   620   Ciba Specialty Chemicals*........       40,578
    74   Syngenta.........................        3,373
                                             ----------
                                                 43,951
                                             ----------
         Drugs -- 3.5%
 3,300   Roche Holding....................      197,542
                                             ----------
         Financial Institutions -- 0.4%
 1,770   Compagnie Financiere Richemont,
           Class A........................       24,164
                                             ----------
         Insurance -- 0.1%
   164   Swiss Life Holdings*.............        6,068
                                             ----------
                                                394,686
                                             ----------

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM -- 36.9%
         Banking -- 13.5%
20,000   Barclays.........................   $  115,387
18,000   HBOS.............................      184,794
14,000   HSBC Holdings....................      143,618
29,000   Lloyds TSB Group.................      147,601
 8,000   Royal Bank of Scotland Group.....      180,194
                                             ----------
                                                771,594
                                             ----------
         Building -- 0.5%
   462   George Wimpey....................        1,742
 4,000   Mowlem...........................        8,425
 7,000   Taylor Woodrow...................       19,418
                                             ----------
                                                 29,585
                                             ----------
         Cellular -- 4.2%
132,000  Vodafone Group...................      235,771
                                             ----------
         Construction Materials -- 0.5%
12,000   Pilkington.......................        9,342
 3,000   RMC Group........................       16,881
                                             ----------
                                                 26,223
                                             ----------
         Defense -- 0.1%
 4,000   BAE SYSTEMS......................        7,081
                                             ----------
         Electric Utility -- 0.7%
 6,249   Scottish Power...................       37,139
                                             ----------
         Insurance -- 1.5%
15,000   Aviva............................       83,458
                                             ----------
         IT Hardware -- 0.1%
 3,000   TT Electronics...................        4,054
                                             ----------
         Liquor & Tobacco -- 2.8%
12,000   British American Tobacco.........      112,195
 7,000   SABMiller........................       43,816
                                             ----------
                                                156,011
                                             ----------
         Media -- 1.4%
 7,000   Pearson..........................       53,165
 4,000   Trinity Mirror...................       24,057
                                             ----------
                                                 77,222
                                             ----------
         Metals -- 1.8%
 7,000   Anglo American...................       99,470
                                             ----------
         Oil -- Field Services -- 0.1%
 8,230   Premier Oil*.....................        3,707
                                             ----------
         Oil -- International -- 4.0%
37,000   Shell Transport & Trading Co. ...      223,702
                                             ----------
         Other Utilities -- 0.6%
 3,200   Severn Trent.....................       36,216
                                             ----------

SHARES                                         VALUE
------                                      ------------
         COMMON STOCKS (CONTINUED)
         UNITED KINGDOM (CONTINUED)
         Retail -- 1.2%
17,000   J Sainsbury......................   $   59,116
 2,320   WH Smith.........................        9,424
                                             ----------
                                                 68,540
                                             ----------
         Services -- 0.4%
13,000   Reuters Group....................       20,857
                                             ----------
         Soap & Cosmetics -- 0.1%
 3,455   Body Shop International..........        4,369
                                             ----------
         Software -- 0.0%
 9,000   Dimension Data Holdings*.........        2,276
                                             ----------
         Telephone -- 2.3%
52,000   BT Group.........................      129,044
                                             ----------
         Transportation -- 0.6%
 1,947   Arriva...........................        8,986
19,000   Stagecoach Group.................       12,764
 2,000   Tibbett & Britten Group..........       11,444
                                             ----------
                                                 33,194
                                             ----------
         Travel & Entertainment -- 0.5%
 3,000   Scottish & Newcastle.............       16,063
 1,626   Whitbread........................       13,468
                                             ----------
                                                 29,531
                                             ----------
                                              2,079,044
                                             ----------
         TOTAL COMMON STOCKS..............    5,489,941
                                             ----------
         RIGHTS -- 0.0%
         ITALY -- 0.0%
         Electric Utilities -- 0.0%
20,000   Edison...........................           44
                                             ----------
         TOTAL RIGHTS.....................           44
                                             ----------
         TOTAL INVESTMENTS
           (COST $6,351,597)
           (a) -- 97.1%...................    5,489,985
         OTHER ASSETS IN EXCESS OF
           LIABILITIES -- 2.9%............      164,878
                                             ----------
         NET ASSETS -- 100.0%.............   $5,654,863
                                             ==========

---------------

*  Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $6,436,614 and differs from value by net unrealized depreciation of securities as follows:

    Unrealized appreciation...............  $   172,779
    Unrealized depreciation...............   (1,119,408)
                                            -----------
    Net unrealized depreciation...........  $  (946,629)
                                            ===========

FORWARD CROSS-CURRENCY EXCHANGE CONTRACTS

                                                                              CONTRACT
                                                              DELIVERY         AMOUNT          UNREALIZED
                                                                DATE      (LOCAL CURRENCY)    APPRECIATION
                                                              --------    ----------------    ------------
Deliver Pounds Sterling in exchange for Euro 25,000            4/2/03          17,243             $26

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
--------------------------------------------------------------------------------

                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
            (BASED ON THE PERFORMANCE OF INSTITUTIONAL SHARES ONLY)
        $ Millions

                              [PERFORMANCE GRAPH]

PERFORMANCE -- AGGREGATE TOTAL RETURNS AS OF 3/31/03

                                                                           SINCE       SINCE
                                                                LAST     INCEPTION   INCEPTION
U.S. LARGE CAPITALIZATION                                     6 MONTHS   (6/20/02)   (7/31/02)
-------------------------                                     --------   ---------   ---------
Institutional Shares (AXLIX)................................    1.99%     -16.78%
Investor Shares (AXLVX).....................................    1.96%                  -6.42%
Class A Shares (AXLAX)......................................    1.91%     -16.94%
Class A Shares*.............................................   -3.64%     -21.50%
Class B Shares (AXLBX)......................................    1.55%     -17.34%
Class B Shares**............................................   -3.45%     -21.47%
Russell 1000 Index(1).......................................    4.98%     -16.83%      -5.80%

     The chart above represents a comparison of a hypothetical investment in the Institutional Class Shares of the Fund versus a similar investment in the Fund's benchmark. Performance information assumes the reinvestment of dividends and capital gains in the Fund. The performance of Investor Shares, Class A Shares and Class B Shares will be greater or less than the line shown in the above chart based on the differences in sales charges and the expenses paid by shareholders investing in the Investor Shares, Class A Shares and Class B Shares. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

     The U.S. Large Capitalization Fund started on June 20, 2002.

     For the period since the inception of the Fund through March 31, 2003, the Fund performed in line with its benchmark, the Russell 1000 Index. The Fund outperformed the benchmark solidly in the second quarter of 2002 (July -- September), but gave back those relative gains during the fourth quarter 2002 rally. During the market rally in October and November, investors poured money back into the most beaten up, high beta and low momentum technology stocks. This tech-led surge was reminiscent of the fourth quarter of 2001. Like last year, the rebound in these stocks occurred with no improvement in current forecasted fundamentals. The stock selection models underlying the Fund seek to build portfolios of stocks that are expected to deliver more earnings relative to their current cost. The models continued to find the stocks that led the market during the October and November rally overpriced relative to their likely future earnings. Last year, this unsupported rally was reversed in January and February, but this year some of the reversal came in December. Finally, during the volatile first quarter of 2003, the Fund slightly outpaced the benchmark.

     Value stocks remained the favored style group within the large cap sector for the year, but the group's advantage over growth stocks continued to narrow. In fact, growth stocks led the market during the past six months. The Fund's performance is expected to show little sensitivity to the value/growth cycles despite a higher book- and earnings-to-price(2) profile relative to the benchmark. For the period, the impact on performance of the Fund's active exposures to risk characteristics was slightly negative. The Fund's below benchmark Beta(3) helped performance as the market continued to decline, but that was mostly offset by the tendency to hold stocks with strong trailing price performance during a period when out-of-favor growth stocks fared relatively well.

     The active industry exposure of the Fund had a modest impact on relative performance. The Fund continued to benefit from underweighting the IT Hardware sector and overweighting the Medical Instruments industry. However, this benefit was offset by the cost of small underweightings in the integrated Oil, Auto and Biotech industries.

     The Fund's performance was boosted by the independent effect of stock selection rather than the aggregate influence of risk factor and industry exposures. Stock selection was especially strong among banking stocks and within the insurance and instruments sectors. These effects offset weaker selection within the retail industry.

     The minimum investment of the Institutional Shares is $1 million. The minimum investment of the Investor Shares is $2,500.

     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. Investment return and principal value may increase or decrease depending upon market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     Total return includes change in share price and reinvestment of distributions. Total return set forth reflects the waiver of a portion of the Fund's advisory or administrative fees for certain periods since the inception date. In such cases, and without the waiver of fees, total return would have been lower.

     Portfolio holdings are subject to change and may not represent current or future holdings.

     Investors cannot invest directly in any Index.

     AXA Rosenberg Mutual Funds are distributed by Barr Rosenberg Funds Distributor, Inc.

---------------

*  Reflects maximum 5.50% sales charge.

** Reflects the applicable contingent deferred sales charge (CDSC) with a maximum of 5.00%.

(1) The Russell 1000 Index is an unmanaged index of approximately 1,000 large capitalization companies.

(2) Book to Price compares the stock's market value to the value of the total assets less the total liabilities. Earnings to Price Ratio is the price of a stock divided by its earnings per share. The P/E ratio may either use the reported earnings from the latest year or employ an analyst's forecast of next year's earnings.

(3) Beta is the systematic risk coefficient that expresses the expected response of asset or portfolio excess return to excess return on a market portfolio, e.g. a beta of 1.5 implies that 1.5 times the excess return on the market can be expected.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS -- 99.6%
            AIRLINES -- 0.2%
     800    CNF, Inc. .....................  $    24,360
                                             -----------
            AUTOS -- 0.5%
     400    Eaton Corp. ...................       27,980
     400    Lear Corp.*....................       14,140
     600    Magna International, Inc.,
              Class A......................       31,368
                                             -----------
                                                  73,488
                                             -----------
            BANKS -- 14.6%
   1,100    Astoria Financial Corp. .......       25,553
   8,900    Bank of America Corp. .........      594,875
   1,500    Bank of Montreal...............       40,965
   5,100    Bank One Corp. ................      176,562
   1,800    Colonial BancGroup, Inc. ......       20,250
     100    Comerica, Inc. ................        3,788
   1,000    Countrywide Financial Corp. ...       57,500
     900    Doral Financial Corp. .........       31,815
   8,200    Fannie Mae.....................      535,870
     700    Hibernia Corp., Class A........       11,872
     800    Independence Community Bank
              Corp. .......................       21,160
     500    New York Community Bancorp,
              Inc. ........................       14,900
     700    Provident Financial Group,
              Inc. ........................       14,861
   4,100    Sovereign Bancorp, Inc. .......       56,785
   2,000    State Street Corp. ............       63,260
     100    UnionBanCal Corp. .............        3,942
  14,600    Wachovia Corp. ................      497,422
   1,000    Washington Federal, Inc. ......       21,060
                                             -----------
                                               2,192,440
                                             -----------
            BIOTECHNOLOGY -- 1.5%
   3,900    Amgen, Inc.*...................      224,445
                                             -----------
            BUILDING -- 1.7%
   1,000    Centex Corp. ..................       54,360
   1,700    D.R. Horton, Inc. .............       32,640
     900    Fluor Corp. ...................       30,312
     700    KB HOME........................       31,815
     900    Lennar Corp. ..................       48,195
     800    Pulte Homes, Inc. .............       40,120
     500    Ryland Group, Inc. ............       21,595
                                             -----------
                                                 259,037
                                             -----------
            CHEMICALS -- 2.7%
   9,300    Du Pont E.I.) de Nemours &
              Co. .........................      361,398
     400    Methanex Corp. ................        3,720
   1,900    Sherwin-Williams Co. ..........       50,217
                                             -----------
                                                 415,335
                                             -----------
            COMPUTER -- 3.7%
  20,400    Dell Computer Corp.*...........      557,124
                                             -----------
            CONSTRUCTION MATERIALS -- 0.3%
     500    Lancaster Colony Corp. ........       19,175
   1,100    MDU Resources Group, Inc. .....       30,712
                                             -----------
                                                  49,887
                                             -----------
            DEFENSE -- 0.5%
     400    Garmin Ltd.*...................       14,320
     500    Raytheon Co. ..................       14,185

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            DEFENSE (CONTINUED)
   1,900    Textron, Inc. .................  $    52,174
                                             -----------
                                                  80,679
                                             -----------
            DRUGS -- 8.9%
   4,500    Forest Laboratories, Inc.*.....      242,865
  11,200    Merck & Co., Inc. .............      613,536
   2,700    Mylan Laboratories, Inc. ......       77,625
  12,700    Pfizer, Inc. ..................      395,732
                                             -----------
                                               1,329,758
                                             -----------
            DURABLES -- 0.1%
     200    Harman International
              Industries, Inc. ............       11,714
                                             -----------
            ELECTRIC UTILITIES -- 1.3%
   2,500    Constellation Energy Group,
              Inc. ........................       69,325
   2,100    Entergy Corp. .................      101,115
   1,100    Great Plains Energy, Inc. .....       26,257
                                             -----------
                                                 196,697
                                             -----------
            FINANCIAL INVESTMENTS -- 0.1%
     400    Rent-A-Center, Inc.*...........       21,884
                                             -----------
            FOOD -- 3.2%
   1,400    Bunge Ltd. ....................       35,224
   3,200    Campbell Soup Co. .............       67,200
     400    Hershey Foods Corp. ...........       25,064
   2,000    Kraft Foods, Inc., Class A.....       56,400
     100    Pepsi Bottling Group, Inc. ....        1,793
   7,600    PepsiCo, Inc. .................      304,000
                                             -----------
                                                 489,681
                                             -----------
            HEALTH -- 2.7%
     600    Coventry Health Care, Inc.*....       19,740
   2,700    Humana, Inc.*..................       25,920
   1,600    Lincare Holdings, Inc.*........       49,104
   3,400    UnitedHealth Group, Inc. ......      311,678
                                             -----------
                                                 406,442
                                             -----------
            HOUSEHOLD -- 0.9%
     900    Brunswick Corp. ...............       17,100
   1,200    International Game
              Technology*..................       98,280
     300    La-Z-Boy, Inc. ................        5,184
     900    Mattel, Inc. ..................       20,250
                                             -----------
                                                 140,814
                                             -----------
            INSTRUMENTS -- 4.2%
     600    Bausch & Lomb, Inc. ...........       19,734
   3,000    Boston Scientific Corp.*.......      122,280
     700    C.R. Bard, Inc. ...............       44,142
   1,000    Edwards Lifesciences Corp.*....       27,400
   2,200    Johnson & Johnson..............      127,314
   1,000    Johnson Controls, Inc. ........       72,440
     900    Medtronic, Inc. ...............       40,608
   1,000    STERIS Corp.*..................       26,160
   1,700    Stryker Corp. .................      116,705
   2,500    Thermo Electron Corp.*.........       45,250
                                             -----------
                                                 642,033
                                             -----------
            INSURANCE -- 6.0%
     400    CNA Financial Corp.*...........        8,960
   1,500    Fidelity National Financial,
              Inc. ........................       51,225
   1,100    First American Corp. ..........       26,840

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            INSURANCE (CONTINUED)
     900    HCC Insurance Holdings,
              Inc. ........................  $    23,004
     100    IPC Holdings Ltd. .............        3,009
   2,900    John Hancock Financial
              Services, Inc. ..............       80,562
   1,900    Loews Corp. ...................       75,696
   1,300    MBIA, Inc. ....................       50,232
   4,200    MetLife, Inc. .................      110,796
   1,100    Old Republic International
              Corp. .......................       29,425
     900    Protective Life Corp. .........       25,695
   8,100    Prudential Financial, Inc. ....      236,925
   1,300    Radian Group, Inc. ............       43,394
   1,000    RenaissanceRe Holdings Ltd. ...       40,050
   1,900    SAFCO Corp. ...................       66,443
     600    UnumProvident Corp. ...........        5,880
     700    W. R. Berkley Corp. ...........       29,995
                                             -----------
                                                 908,131
                                             -----------
            IT HARDWARE -- 1.3%
  12,281    Intel Corp. ...................      199,935
                                             -----------
            LIQUOR & TOBACCO -- 2.2%
   4,200    Altria Group, Inc. ............      125,832
   4,600    Anheuser-Busch Cos., Inc. .....      214,406
                                             -----------
                                                 340,238
                                             -----------
            MACHINERY -- 2.1%
     600    American Standard Cos.,
              Inc.*........................       41,262
     600    Cummins, Inc. .................       14,760
   1,200    Energizer Holdings, Inc.*......       30,588
     400    Harsco Corp. ..................       12,196
   2,300    Rockwell Automation, Inc. .....       47,610
   1,000    Snap-on, Inc. .................       24,760
   2,600    United Technologies Corp. .....      150,228
                                             -----------
                                                 321,404
                                             -----------
            MEDIA -- 3.0%
     200    Media General, Inc., Class A...        9,848
   2,600    Tribune Co. ...................      117,026
   3,800    Viacom, Inc., Class A*.........      138,700
  11,100    Walt Disney Co. ...............      188,922
                                             -----------
                                                 454,496
                                             -----------
            MISCELLANEOUS FINANCIAL -- 3.7%
     900    Ambac Financial Group, Inc. ...       45,468
   6,100    Citigroup, Inc. ...............      210,145
     900    Federated Investors, Inc.,
              Class B......................       22,905
   8,900    J.P. Morgan Chase & Co. .......      211,019
   2,600    Principal Financial Group,
              Inc. ........................       70,564
                                             -----------
                                                 560,101
                                             -----------
            OFFICE MACHINERY -- 4.2%
   3,200    Eastman Kodak Co. .............       94,720
  27,400    Hewlett-Packard Co. ...........      426,070
   1,300    Lexmark International, Inc.*...       87,035
   1,700    Storage Technology Corp.*......       34,374
                                             -----------
                                                 642,199
                                             -----------
            OIL -- 1.4%
     300    Anadarko Petroleum Corp. ......       13,650
     200    Apache Corp. ..................       12,348

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            OIL (CONTINUED)
   1,700    EOG Resources, Inc. ...........  $    67,252
     200    Peabody Energy Corp. ..........        5,578
   1,700    Pioneer Natural Resources
              Co.*.........................       42,670
     800    Pogo Producing Co. ............       31,816
   2,267    XTO Energy, Inc. ..............       43,067
                                             -----------
                                                 216,381
                                             -----------
            OIL -- INTEGRATED -- 2.1%
   5,000    ChevronTexaco Corp. ...........      323,250
                                             -----------
            OIL DISTRIBUTION -- 0.4%
     600    Lafarge North America, Inc. ...       17,430
   1,000    Sunoco, Inc. ..................       36,570
                                             -----------
                                                  54,000
                                             -----------
            OIL SERVICES -- 0.4%
     300    Halliburton Co. ...............        6,219
   1,200    National-Oilwell, Inc.*........       26,868
     900    Pride International, Inc.*.....       12,141
     900    Varco International, Inc.*.....       16,479
                                             -----------
                                                  61,707
                                             -----------
            OTHER UTILITIES -- 1.2%
     700    National Fuel Gas Co. .........       15,309
   3,500    Public Service Enterprise
              Group, Inc. .................      128,415
   1,900    Republic Services, Inc.*.......       37,696
                                             -----------
                                                 181,420
                                             -----------
            PAPER -- 1.5%
   1,500    3M Co. ........................      195,045
     100    Avery Dennison Corp. ..........        5,867
     900    International Paper Co. .......       30,420
                                             -----------
                                                 231,332
                                             -----------
            REAL ESTATE INVESTMENT TRUSTS--
              0.8%
     700    Apartment Investment &
              Management Co., Class A......       25,536
     800    Boston Properties, Inc. .......       30,320
     600    Hospitality Properties Trust...       18,330
   1,100    iStar Financial, Inc. .........       32,087
     600    Mack-Cali Realty Corp. ........       18,582
                                             -----------
                                                 124,855
                                             -----------
            RETAIL -- 4.9%
   1,400    Abercrombie & Fitch Co., Class
              A*...........................       42,042
   2,500    AutoNation, Inc.*..............       31,875
     200    AutoZone, Inc.*................       13,742
   3,800    Caremark Rx, Inc.*.............       68,970
     800    Chico's FAS, Inc.*.............       16,000
   2,900    CVS Corp. .....................       69,165
   1,300    eBay, Inc.*....................      110,877
   1,600    Federated Department Stores,
              Inc.*........................       44,832
   2,700    Foot Locker, Inc. .............       28,890
   1,400    Lowe's Cos., Inc. .............       57,148
     600    Neiman Marcus Group, Inc.,
              Class A*.....................       17,394
   4,100    Office Depot, Inc.*............       48,503
   1,200    Ross Stores, Inc. .............       43,380

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED) -- MARCH 31, 2003
--------------------------------------------------------------------------------

 SHARES                                         VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            RETAIL (CONTINUED)
     800    Saks, Inc.*....................  $     6,152
   7,900    TJX Cos., Inc. ................      139,040
                                             -----------
                                                 738,010
                                             -----------
            SERVICES -- 1.3%
   1,000    Apollo Group, Inc., Class A*...       49,900
   1,000    Deluxe Corp. ..................       40,130
     900    H&R Block, Inc. ...............       38,421
   1,600    Moodys Corp. ..................       73,968
                                             -----------
                                                 202,419
                                             -----------
            SOAPS & COSMETICS -- 3.9%
     500    Avon Products, Inc. ...........       28,525
   1,000    Estee Lauder Co., Inc., Class
              A............................       30,360
   5,900    Procter & Gamble Co. ..........      525,395
                                             -----------
                                                 584,280
                                             -----------
            SOFTWARE -- 6.4%
   2,300    Computer Sciences Corp.*.......       74,865
     600    Electronic Data Systems
              Corp. .......................       10,560
  10,500    First Data Corp. ..............      388,605
     600    GTECH Holdings Corp.*..........       19,596
  16,500    Microsoft Corp. ...............      399,465
     600    Sabre Holdings Corp.*..........        9,546
   1,200    Sybase, Inc.*..................       15,540
   5,000    Unisys Corp.*..................       46,300
                                             -----------
                                                 964,477
                                             -----------
            TELEPHONE -- 1.0%
  12,400    Sprint Corp. ..................      145,700
                                             -----------
            TEXTILES -- 0.7%
     100    Coach, Inc.*...................        3,833
   1,900    Jones Apparel Group, Inc.*.....       52,117
   1,700    Liz Claiborne, Inc. ...........       52,564
     100    Reebok International Ltd.*.....        3,285
                                             -----------
                                                 111,799
                                             -----------
            TRANSPORTATION -- 1.2%
     900    Ryder Systems, Inc. ...........       18,459
     600    Teekay Shipping Corp. .........       23,280

SHARES OR
PRINCIPAL                                       VALUE
---------                                    -----------
            COMMON STOCKS (CONTINUED)
            TRANSPORTATION (CONTINUED)
   2,600    Union Pacific Corp. ...........  $   143,000
                                             -----------
                                                 184,739
                                             -----------
            TRAVEL & ENTERTAINMENT -- 1.3%
   1,200    Applebee's International,
              Inc. ........................       33,648
     800    CBRL Group, Inc. ..............       21,960
     900    Outback Steakhouse, Inc. ......       31,842
   4,200    YUM! Brands, Inc.*.............      102,186
                                             -----------
                                                 189,636
                                             -----------
            WHOLESALE -- 1.5%
   1,400    Omnicare, Inc. ................       38,094
   7,400    Sysco Corp. ...................      188,256
                                             -----------
                                                 226,350
                                             -----------
            TOTAL COMMON STOCKS............   15,082,677
                                             -----------
            REPURCHASE AGREEMENTS -- 0.9%
$137,000    State Street Bank dated
              3/31/03, due 4/1/03 at 0.05%
              with a maturity value of
              $137,000 (Fully
              collateralized by Fannie Mae
              securities)..................      137,000
                                             -----------
            TOTAL REPURCHASE AGREEMENTS....      137,000
                                             -----------
            TOTAL INVESTMENTS
              (COST $16,010,237)
              (a) -- 100.5%................   15,219,677
            LIABILITIES IN EXCESS OF OTHER
              ASSETS -- (0.5)%.............      (73,152)
                                             -----------
            NET ASSETS -- 100.0%...........  $15,146,525
                                             ===========

---------------

*  Represents non-income producing securities.

(a) The aggregate cost for federal income tax purposes is $16,078,632 and differs from value by net unrealized depreciation of securities as follow:

    Unrealized appreciation...............  $   421,195
    Unrealized depreciation...............   (1,280,150)
                                            -----------
    Net unrealized depreciation...........  $  (858,955)
                                            ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                    AXA
                                                                   AXA           ROSENBERG           AXA
                                                                ROSENBERG      INTERNATIONAL      ROSENBERG
                                                                U.S. SMALL         SMALL         VALUE LONG/
                                                              CAPITALIZATION   CAPITALIZATION   SHORT EQUITY
                                                                   FUND             FUND            FUND
                                                              --------------   --------------   -------------
ASSETS
Investments, at value* (cost $593,208,158, $36,433,863 and
 $116,039,092, respectively)................................   $626,835,307     $33,749,403     $121,502,476
Repurchase agreements, at cost..............................     21,990,000       2,125,000       11,353,776
Cash........................................................          5,296             320               --
Deposits with broker for securities sold short..............             --              --      122,733,854
Foreign currency, at value (cost $0, $1,457,306 and $0
 respectively)..............................................             --       1,493,058               --
Collateral for securities loaned............................     19,011,394              --               --
Dividends and interest receivable...........................        788,467         181,330          152,553
Receivable for capital shares issued........................         68,846           1,604          212,000
Receivable for securities sold short........................             --              --          933,089
Receivable for investments sold.............................      2,716,405         250,472          703,693
Reclaims receivable.........................................             --          30,774               --
Prepaid and other expenses..................................         11,598           7,275           23,593
                                                               ------------     -----------     ------------
   Total Assets.............................................    671,427,313      37,839,236      257,615,034
                                                               ------------     -----------     ------------
LIABILITIES
Securities sold short (proceeds $0, $0 and $134,390,438
 respectively)..............................................             --              --      120,311,287
Payable for investments purchased...........................      2,389,131         334,618          512,623
Payable to cover securities sold short......................             --              --        1,570,717
Payable for capital shares redeemed.........................         29,732              --           13,534
Payable for return of collateral received for securities
 loaned.....................................................     19,011,394              --               --
Accrued expenses and other liabilities:
 Manager fees...............................................        314,713           5,902          112,461
 Administration fees........................................          5,638             283            1,199
 12b-1 fees (Investor Shares, Class A Shares, Class B Shares
   and Class C Shares)......................................         27,476           2,896           10,999
 Service fees (Adviser Shares)..............................          7,541              --               --
 Other accrued expenses.....................................        355,566          21,853          188,698
                                                               ------------     -----------     ------------
   Total Liabilities........................................     22,141,191         365,552      122,721,518
                                                               ------------     -----------     ------------
NET ASSETS..................................................   $649,286,122     $37,473,684     $134,893,516
                                                               ============     ===========     ============
NET ASSETS CONSIST OF:
Capital.....................................................   $646,936,021     $48,789,276     $167,761,903
Accumulated net investment income...........................             --         214,027               --
Accumulated net realized gain/(loss) on investments, foreign
 currency transactions and securities sold short............    (31,277,048)     (8,887,975)     (52,410,923)
Net unrealized appreciation/(depreciation) on foreign
 currency transactions......................................             --          42,816               --
Net unrealized appreciation/(depreciation) on short sales...             --              --       14,079,152
Net unrealized appreciation/(depreciation) on investments...     33,627,149      (2,684,460)       5,463,384
                                                               ------------     -----------     ------------
NET ASSETS..................................................   $649,286,122     $37,473,684     $134,893,516
                                                               ============     ===========     ============
Institutional Shares:
Net Assets..................................................   $487,020,319     $20,562,137     $ 92,356,171
Shares Outstanding..........................................     54,253,014       2,595,469        8,816,454
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................   $       8.98     $      7.92     $      10.48
                                                               ============     ===========     ============
Adviser Shares:
Net Assets..................................................   $ 25,973,119     $        --     $         --
Shares Outstanding..........................................      2,914,758              --               --
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................   $       8.91     $        --     $         --
                                                               ============     ===========     ============
Investor Shares:
Net Assets..................................................   $136,292,684     $16,834,394     $ 38,473,330
Shares Outstanding..........................................     15,345,931       2,138,176        3,687,249
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................   $       8.88     $      7.87     $      10.43
                                                               ============     ===========     ============
Class A Shares:
Net Assets..................................................   $         --     $    49,474     $  2,613,434
Shares Outstanding..........................................             --           6,272          251,054
Net Asset Value and Redemption Price per Share..............   $         --     $      7.89     $      10.41
                                                               ============     ===========     ============
Class A Shares -- Maximum Sales Charge......................             --            5.50%            5.50%
                                                               ------------     -----------     ------------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
 Charge) of net asset value adjusted to the nearest cent)...   $         --     $      8.35     $      11.02
                                                               ============     ===========     ============
Class B Shares:
Net Assets..................................................   $         --     $    27,679     $  1,436,495
Shares Outstanding..........................................             --           3,525          138,821
Net Asset Value and Offering Price per Share**..............   $         --     $      7.85     $      10.35
                                                               ============     ===========     ============
Class C Shares:
Net Assets..................................................   $         --     $        --     $     14,086
Shares Outstanding..........................................             --              --            1,359
Net Asset Value and Offering Price per Share**..............   $         --     $        --     $      10.36
                                                               ============     ===========     ============

---------------

* Includes securities on loan of $17,903,362 for the AXA Rosenberg U.S. Small Capitalization Fund.

** Redemption price per share varies by the length of time that the shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                    AXA
                                                                 ROSENBERG         AXA            AXA
                                                              U.S. LARGE/MID    ROSENBERG      ROSENBERG
                                                              CAPITALIZATION     ENHANCED    INTERNATIONAL
                                                                LONG/SHORT         500          EQUITY
                                                                EQUITY FUND        FUND          FUND
                                                              ---------------   ----------   -------------
ASSETS
Investments, at value (cost $35,953,828, $5,070,856 and
 $7,092,304, respectively)..................................    $36,600,023     $4,243,597    $ 6,077,027
Repurchase agreements, at cost..............................      8,733,556            921        187,000
Cash........................................................             --             --            744
Deposits with broker for securities sold short..............     33,251,205             --             --
Foreign currency, at value (cost $0, $0 and $128,280,
 respectively)..............................................             --             --        129,281
Dividends and interest receivable...........................         64,963          5,727         48,287
Receivable for securities sold short........................      1,522,324             --             --
Receivable for investments sold.............................         10,944         17,272         75,083
Receivable from Manager.....................................             --         11,227          4,833
Reclaims receivable.........................................             --             --          5,216
Prepaid expenses and other assets...........................         21,589         28,617          5,794
                                                                -----------     ----------    -----------
   Total Assets.............................................     80,204,604      4,307,361      6,533,265
                                                                -----------     ----------    -----------
LIABILITIES
Securities sold short (proceeds $37,266,369, $0 and $0,
 respectively)..............................................     35,410,188             --             --
Payable for investments purchased...........................      1,072,863         18,984        119,410
Payable to cover securities sold short......................         39,656             --             --
Payable for capital shares redeemed.........................         13,000             --             --
Net unrealized depreciation on foreign exchange contracts...             --             --             33
Accrued expenses and other liabilities:
 Manager fees...............................................          7,838             --             --
 Administration fees........................................            300             --             --
 12b-1 fees (Investor Shares, Class A Shares and Class B
   Shares)..................................................          3,522            394             11
 Other accrued expenses.....................................         57,753            824         12,220
                                                                -----------     ----------    -----------
   Total Liabilities........................................     36,605,120         20,202        131,674
                                                                -----------     ----------    -----------
NET ASSETS..................................................    $43,599,484     $4,287,159    $ 6,401,591
                                                                ===========     ==========    ===========
NET ASSETS CONSIST OF:
Capital.....................................................    $42,692,439     $6,480,466    $11,591,513
Accumulated net investment income...........................             --          9,033         35,456
Accumulated net realized gain/(loss) on investments, futures
 contracts and securities sold short........................     (1,595,331)    (1,375,081)    (4,210,788)
Net unrealized appreciation/(depreciation) on foreign
 currency transactions......................................             --             --            687
Net unrealized appreciation/(depreciation) on short sales...      1,856,181             --             --
Net unrealized appreciation/(depreciation) on investments...        646,195       (827,259)    (1,015,277)
                                                                -----------     ----------    -----------
NET ASSETS..................................................    $43,599,484     $4,287,159    $ 6,401,591
                                                                ===========     ==========    ===========
Institutional Shares:
Net Assets..................................................    $26,735,682     $3,418,310    $ 6,367,708
Shares Outstanding..........................................      2,323,145        574,207      1,145,394
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................    $     11.51     $     5.95    $      5.56
                                                                ===========     ==========    ===========
Investor Shares:
Net Assets..................................................    $16,251,245     $       --    $    17,439
Shares Outstanding..........................................      1,399,837             --          3,132
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................    $     11.61     $       --    $      5.57
                                                                ===========     ==========    ===========
Class A Shares:
Net Assets..................................................    $   497,058     $  817,015    $    15,589
Shares Outstanding..........................................         43,410        138,193          2,819
Net Asset Value and Redemption Price per Share..............    $     11.45     $     5.91    $      5.53
                                                                ===========     ==========    ===========
Class A Shares -- Maximum Sales Charge......................           5.50%          3.00%          5.50%
                                                                -----------     ----------    -----------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
 Charge) of net asset value adjusted to the nearest cent)...    $     12.12     $     6.09    $      5.85
                                                                ===========     ==========    ===========
Class B Shares:
Net Assets..................................................    $   115,499     $   51,834    $       855
Shares Outstanding..........................................         10,131          8,809            154
Net Asset Value and Offering Price per Share*...............    $     11.40     $     5.88    $      5.55
                                                                ===========     ==========    ===========

---------------

* Redemption price per share varies by the length of time that the shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                     AXA               AXA
                                                                  ROSENBERG         ROSENBERG        AXA
                                                                   GLOBAL             U.S.        ROSENBERG
                                                              LONG/SHORT EQUITY     DISCOVERY      EUROPEAN
                                                                    FUND              FUND           FUND
                                                              -----------------    -----------    ----------
ASSETS
Investments, at value (cost $19,989,811, $19,502,296 and
 $6,351,597 respectively)...................................     $21,027,846       $20,412,769    $5,489,985
Repurchase agreements, at cost..............................       3,661,945           188,000            --
Cash........................................................              --               777            --
Deposits with broker for securities sold short..............      19,078,155                --            --
Foreign currency, at value (cost $0, $0 and $359,288
 respectively)..............................................              --                --       360,562
Dividends and interest receivable...........................          26,035            20,226        45,331
Receivable for capital shares issued........................           8,000               118            --
Receivable for securities sold short........................         929,349                --            --
Receivable for investments sold.............................          86,405           232,016        77,171
Receivable from Manager.....................................              --             8,892         6,873
Reclaims receivable.........................................              --                --         6,648
Prepaid and other expenses..................................          23,468            15,677        11,054
                                                                 -----------       -----------    ----------
   Total Assets.............................................      44,841,203        20,878,475     5,997,624
                                                                 -----------       -----------    ----------
LIABILITIES
Securities sold short (proceeds $21,969,625, $0, and $0,
 respectively)..............................................      20,831,242                --            --
Payable to custodian........................................              --                --           123
Payable for investments purchased...........................         434,347           282,864       338,753
Payable to cover securities sold short......................         107,336                --            --
Payable for capital shares redeemed.........................           5,500                --            --
 Manager fees...............................................           1,519                --            --
 12b-1 fees (Investor Shares, Class A Shares, Class B Shares
   and Class C Shares)......................................           2,000               873             5
 Other accrued expenses.....................................          23,463            14,668         3,880
                                                                 -----------       -----------    ----------
   Total Liabilities........................................      21,405,407           298,405       342,761
                                                                 -----------       -----------    ----------
NET ASSETS..................................................     $23,435,796       $20,580,070    $5,654,863
                                                                 ===========       ===========    ==========
NET ASSETS CONSIST OF:
Capital.....................................................     $22,685,569       $20,325,390    $7,660,620
Accumulated net investment income...........................              --             8,404        26,326
Accumulated net realized gain/(loss) on investments, foreign
 currency transactions and securities sold short............      (1,426,191)         (664,197)   (1,167,117)
Net unrealized appreciation/(depreciation) on foreign
 currency transactions......................................              --                --        (3,354)
Net unrealized appreciation/(depreciation) on short sales...       1,138,383                --            --
Net unrealized appreciation/(depreciation) on investments...       1,038,035           910,473      (861,612)
                                                                 -----------       -----------    ----------
NET ASSETS..................................................     $23,435,796       $20,580,070    $5,654,863
                                                                 ===========       ===========    ==========
Institutional Shares:
Net Assets..................................................     $13,490,605       $18,588,964    $5,645,225
Shares Outstanding..........................................       1,137,000         1,945,636       768,818
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................     $     11.87       $      9.55    $     7.34
                                                                 ===========       ===========    ==========
Investor Shares:
Net Assets..................................................     $ 9,474,313       $   104,086    $       --
Shares Outstanding..........................................         801,925            10,927            --
Net Asset Value, Offering Price and Redemption Price per
 Share......................................................     $     11.81       $      9.53    $       --
                                                                 ===========       ===========    ==========
Class A Shares:
Net Assets..................................................     $   239,169       $ 1,735,626    $    6,896
Shares Outstanding..........................................          20,274           182,815           942
Net Asset Value and Redemption Price per Share..............     $     11.80       $      9.49    $     7.32
                                                                 ===========       ===========    ==========
Class A Shares -- Maximum Sales Charge......................            5.50%             5.50%         5.50%
                                                                 -----------       -----------    ----------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
 Charge) of net asset value adjusted to the nearest cent)...     $     12.49       $     10.04    $     7.75
                                                                 ===========       ===========    ==========
Class B Shares:
Net Assets..................................................     $   155,411       $   151,394    $    2,742
Shares Outstanding..........................................          13,274            16,061           376
Net Asset Value and Offering Price per Share*...............     $     11.71       $      9.43    $     7.29
                                                                 ===========       ===========    ==========
Class C Shares:
Net Assets..................................................     $    76,298       $        --    $       --
Shares Outstanding..........................................           6,504                --            --
Net Asset Value and Offering Price per Share*...............     $     11.73       $        --    $       --
                                                                 ===========       ===========    ==========

---------------

* Redemption price per share varies by the length of time that the shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                     AXA
                                                                  ROSENBERG
                                                                  U.S. LARGE
                                                                CAPITALIZATION
                                                                     FUND
                                                                --------------
ASSETS
Investments, at value (cost $15,873,237)....................     $15,082,677
Repurchase agreements, at cost..............................         137,000
Cash........................................................             398
Dividends and interest receivable...........................          15,378
Receivable for investments sold.............................         246,381
Receivable from Manager.....................................           5,239
Prepaid and other expenses..................................          27,994
                                                                 -----------
    Total Assets............................................      15,515,067
                                                                 -----------
LIABILITIES
Payable for investments purchased...........................         363,808
  12b-1 fees (Investor Shares, Class A Shares, and Class
    B)......................................................             161
  Other accrued expenses....................................           4,573
                                                                 -----------
    Total Liabilities.......................................         368,542
                                                                 -----------
NET ASSETS..................................................     $15,146,525
                                                                 ===========
NET ASSETS CONSIST OF:
Capital.....................................................     $17,328,789
Accumulated net investment income...........................          18,388
Accumulated net realized (loss) on investments..............      (1,410,092)
Net unrealized appreciation/(depreciation) on investments...        (790,560)
                                                                 -----------
NET ASSETS..................................................     $15,146,525
                                                                 ===========
Institutional Shares:
Net Assets..................................................     $14,478,524
Shares Outstanding..........................................       1,747,864
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................     $      8.28
                                                                 ===========
Investor Shares:
Net Assets..................................................     $   666,331
Shares Outstanding..........................................          80,228
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................     $      8.31
                                                                 ===========
Class A Shares:
Net Assets..................................................     $       836
Shares Outstanding..........................................             101
Net Asset Value and Redemption Price per Share..............     $      8.28
                                                                 ===========
Class A Shares -- Maximum Sales Charge......................            5.50%
                                                                 -----------
Maximum Offering Price Per Share (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent).....................................................     $      8.76
                                                                 ===========
Class B Shares:
Net Assets..................................................     $       834
Shares Outstanding..........................................             101
Net Asset Value and Offering Price per Share*...............     $      8.26
                                                                 ===========

---------------

*  Redemption price per share varies by length of time shares are held.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

                                                                                     AXA
                                                                   AXA            ROSENBERG            AXA
                                                                ROSENBERG       INTERNATIONAL       ROSENBERG
                                                                U.S. SMALL          SMALL          VALUE LONG/
                                                              CAPITALIZATION    CAPITALIZATION    SHORT EQUITY
                                                                   FUND              FUND             FUND
                                                              --------------    --------------    -------------
Investment Income:
  Dividends (Net of foreign withholding taxes of $0,
    $131,097 and $8, respectively)..........................  $   8,804,578      $   886,979       $ 1,349,668
  Interest..................................................         90,460            4,506         1,698,203
  Securities lending fees...................................        131,142               --                --
                                                              -------------      -----------       -----------
    Total Investment Income.................................      9,026,180          891,485         3,047,871
                                                              -------------      -----------       -----------
Expenses:
  Manager fees..............................................      5,509,497          338,099         2,016,922
  Administration fees.......................................        920,138           50,811           200,912
  12b-1 fees (Investor Shares)..............................        301,138           24,158           113,235
  12b-1 fees (Class A Shares)...............................             --              155            11,503
  12b-1 fees (Class B Shares)...............................             --              185            10,344
  12b-1 fees (Class C Shares)...............................             --               --                 7
  Service fees (Adviser Shares).............................         54,637               --                --
  Professional fees.........................................        550,847           33,139           126,760
  Custodian fees............................................        210,650          262,976            58,316
  Fund accounting fees......................................         64,669           94,358           115,749
  Organization fees.........................................             --               --             8,886
  Registration and filing fees..............................         70,245           44,104            56,438
  Printing..................................................        169,281               --            52,572
  Transfer agent fees.......................................        225,857           21,725            56,312
  Trustees' fees............................................        199,431           11,906            49,649
  Dividend expense for securities sold short................             --               --           904,799
  Other expenses............................................         76,913           28,609            12,570
                                                              -------------      -----------       -----------
    Total expenses before waivers/reimbursements............      8,353,303          910,225         3,794,974
    Less expenses waived/reimbursed by the Manager..........       (472,077)        (352,726)         (312,059)
    Less expenses waived by the Administrator...............       (382,137)         (23,244)          (83,455)
                                                              -------------      -----------       -----------
    Net Expenses............................................      7,499,089          534,255         3,399,460
                                                              -------------      -----------       -----------
Net Investment Income/(Loss)................................      1,527,091          357,230          (351,589)
                                                              -------------      -----------       -----------
Net Realized Gains/(Losses) from:
  Investments...............................................    (30,304,213)        (466,441)       10,863,977
  Foreign currency transactions.............................             --          205,550                --
  Securities sold short.....................................             --               --        (6,246,465)
Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................    (84,417,134)      (1,857,953)       (9,946,438)
  Foreign currency transactions.............................             --           45,513                --
  Securities sold short.....................................             --               --        13,399,670
                                                              -------------      -----------       -----------
Net Realized and Unrealized Gains/(Losses) on Investments,
  Foreign Currency Transactions and Securities Sold Short...   (114,721,347)      (2,073,331)        8,070,744
                                                              -------------      -----------       -----------
Change in net assets resulting from operations..............  $(113,194,256)     $(1,716,101)      $ 7,719,155
                                                              =============      ===========       ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                    AXA
                                                                 ROSENBERG                             AXA
                                                              U.S. LARGE/MID          AXA           ROSENBERG
                                                              CAPITALIZATION       ROSENBERG      INTERNATIONAL
                                                                LONG/SHORT       ENHANCED 500        EQUITY
                                                                EQUITY FUND          FUND             FUND
                                                              ---------------    -------------    -------------
Investment Income:
  Dividends (Net of foreign withholding taxes of $0, $0 and
    $25,286, respectively)..................................    $   282,311       $    67,869      $   186,214
  Interest..................................................        237,832               775              146
                                                                -----------       -----------      -----------
    Total Investment Income.................................        520,143            68,644          186,360
                                                                -----------       -----------      -----------
Expenses:
  Manager fees..............................................        195,277            19,168           61,051
  Administration fees.......................................         28,795             5,767           10,829
  12b-1 fees (Investor Shares)..............................         14,865                --              165
  12b-1 fees (Class A Shares)...............................            501               966               29
  12b-1 fees (Class B Shares)...............................            197               359               10
  Professional fees.........................................         24,602             4,141            6,347
  Custodian fees............................................         12,778             1,601          134,844
  Fund accounting fees......................................         77,698            80,592          102,650
  Registration and filing fees..............................         42,851            44,973           44,249
  Transfer agent fees.......................................         19,386            13,201           13,162
  Trustees' fees............................................          8,737             1,470            2,263
  Dividend expense for securities sold short................        284,662                --               --
  Other expenses............................................         10,690             3,795            5,287
                                                                -----------       -----------      -----------
    Total expenses before waivers/reimbursements............        721,039           176,033          380,886
    Less expenses waived/reimbursed by the Manager..........       (152,371)         (140,189)        (272,890)
    Less expenses waived by the Administrator...............        (22,114)           (5,767)         (10,829)
                                                                -----------       -----------      -----------
    Net Expenses............................................        546,554            30,077           97,167
                                                                -----------       -----------      -----------
Net Investment Income/(Loss)................................        (26,411)           38,567           89,193
                                                                -----------       -----------      -----------
Net Realized Gains/(Losses) from:
  Investments...............................................      2,267,246          (557,474)      (1,186,538)
  Foreign currency transactions.............................             --                --           27,463
  Securities sold short.....................................     (1,546,126)               --               --
Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................       (490,501)         (521,341)        (586,855)
  Foreign currency transactions.............................             --                --              300
  Securities sold short.....................................      1,308,083                --               --
                                                                -----------       -----------      -----------
Net Realized and Unrealized Gains/(Losses) on Investments,
  Foreign Currency
Transactions and Securities Sold Short......................      1,538,702        (1,078,815)      (1,745,630)
                                                                -----------       -----------      -----------
Change in net assets resulting from operations..............    $ 1,512,291       $(1,040,248)     $(1,656,437)
                                                                ===========       ===========      ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                     AXA              AXA
                                                                  ROSENBERG        ROSENBERG        AXA
                                                                   GLOBAL            U.S.        ROSENBERG
                                                              LONG/SHORT EQUITY    DISCOVERY     EUROPEAN
                                                                    FUND             FUND          FUND
                                                              -----------------    ---------    -----------
Investment Income:
  Dividends (Net of foreign withholding taxes of $15, $0 and
    $26,418, respectively)..................................     $   165,979       $146,510     $   190,918
  Interest..................................................         202,670          1,888              --
                                                                 -----------       --------     -----------
    Total Investment Income.................................         368,649        148,398         190,918
                                                                 -----------       --------     -----------
Expenses:
  Manager fees..............................................         250,834         87,552          47,664
  Administration fees.......................................          24,923         14,332           9,589
  12b-1 fees (Investor Shares)..............................           8,044            440               3
  12b-1 fees (Class A Shares)...............................             324          4,352              12
  12b-1 fees (Class B Shares)...............................             395          1,007              13
  12b-1 fees (Class C Shares)...............................              24             --              --
  Professional fees.........................................          18,056         12,167           5,864
  Custodian fees............................................           9,586         59,726         103,479
  Fund accounting fees......................................         121,706         89,937          84,582
  Offering fees.............................................              --             --          27,355
  Registration and filing fees..............................          49,412         48,126          46,954
  Printing..................................................              --         23,425              --
  Transfer agent fees.......................................          16,311         15,074          13,200
  Trustees' fees............................................           6,570          4,380           2,169
  Dividend expense for securities sold short................         171,870             --              --
  Other expenses............................................          10,082          9,759           5,469
                                                                 -----------       --------     -----------
    Total expenses before waivers/reimbursements............         688,137        370,277         346,353
    Less expenses waived/reimbursed by the Manager..........        (230,466)      (238,274)       (257,297)
    Less expenses waived by the Administrator...............         (24,923)       (14,332)         (9,589)
                                                                 -----------       --------     -----------
    Net Expenses............................................         432,748        117,671          79,467
                                                                 -----------       --------     -----------
Net Investment Income/(Loss)................................         (64,099)        30,727         111,451
                                                                 -----------       --------     -----------
Net Realized Gains/(Losses) from:
  Investments...............................................       2,474,687       (541,866)     (1,024,387)
  Foreign currency transactions.............................              --             --          25,203
  Securities sold short.....................................      (1,388,147)
Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................        (445,447)       455,776        (804,842)
  Foreign currency transactions.............................              --             --          (3,173)
  Securities sold short.....................................         716,550             --              --
                                                                 -----------       --------     -----------
Net Realized and Unrealized Gains/(Losses) on Investments,
  Foreign Currency Transactions and Securities Sold Short...       1,357,643        (86,090)     (1,807,199)
                                                                 -----------       --------     -----------
Change in net assets resulting from operations..............     $ 1,293,544       $(55,363)    $(1,695,748)
                                                                 ===========       ========     ===========

BARR ROSENBERG SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2003 (A) (CONTINUED)
--------------------------------------------------------------------------------

                                                                     AXA
                                                                  ROSENBERG
                                                                  U.S. LARGE
                                                                CAPITALIZATION
                                                                     FUND
                                                                --------------
Investment Income:
  Dividends.................................................     $   161,832
  Interest..................................................             395
                                                                 -----------
    Total Investment Income.................................         162,227
                                                                 -----------
Expenses:
  Manager fees..............................................          67,141
  Administration fees.......................................          12,976
  12b-1 (Investor Shares)...................................             738
  12b-1 fees (Class A Shares)...............................               3
  12b-1 fees (Class B Shares)...............................               7
  Professional fees.........................................          12,885
  Custodian fees............................................          35,514
  Fund accounting fees......................................          58,399
  Registration and filing fees..............................          41,285
  Transfer agent fees.......................................           9,607
  Trustees' fees............................................           2,464
  Other expenses............................................           6,066
                                                                 -----------
    Total expenses before waivers/reimbursements............         247,085
    Less expenses waived/reimbursed by the Manager..........        (143,841)
    Less expenses waived by the Administrator...............         (12,976)
                                                                 -----------
    Net Expenses............................................          90,268
                                                                 -----------
Net Investment Income/(Loss)................................          71,959
                                                                 -----------
Net Realized Gains/(Losses) from:
  Investments...............................................      (1,410,092)
Change in Unrealized Appreciation/(Depreciation) from:
  Investments...............................................        (790,560)
                                                                 -----------
Net Realized and Unrealized Losses on Investments...........      (2,200,652)
                                                                 -----------
Change in net assets resulting from operations..............     $(2,128,693)
                                                                 ===========

---------------

(a)  From commencement of operations on June 20, 2002.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        AXA ROSENBERG                  AXA ROSENBERG              AXA ROSENBERG VALUE
                                         U.S. SMALL                 INTERNATIONAL SMALL                LONG/SHORT
                                     CAPITALIZATION FUND            CAPITALIZATION FUND               EQUITY FUND
                                -----------------------------   ---------------------------   ----------------------------
                                 YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                  MARCH 31,       MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,      MARCH 31,
                                    2003            2002            2003           2002           2003            2002
                                -------------   -------------   ------------   ------------   -------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment
   income/(loss)..............  $   1,527,091   $   1,344,528   $    357,230   $    618,314   $    (351,589)  $  1,093,464
 Net realized gains/(losses)
   from:
   Investments................    (30,304,213)     49,507,375       (466,441)    (7,621,685)     10,863,977     (1,047,405)
   Foreign currency
     transactions.............             --              --        205,550        (15,384)             --             --
   Securities sold short......             --              --             --             --      (6,246,465)     6,886,633
 Change in unrealized
   appreciation/(depreciation)
   from:
   Investments................    (84,417,134)     62,315,324     (1,857,953)     4,214,649      (9,946,438)     8,626,186
   Foreign currency
     transactions.............             --              --         45,513          8,905              --             --
   Securities sold short......             --              --             --             --      13,399,670     (6,879,933)
                                -------------   -------------   ------------   ------------   -------------   ------------
   Change in net assets
     resulting from
     operations...............   (113,194,256)    113,167,227     (1,716,101)    (2,795,201)      7,719,155      8,678,945
                                -------------   -------------   ------------   ------------   -------------   ------------
DIVIDENDS TO SHAREHOLDERS
 FROM:
 Net investment income
   Institutional Shares.......     (1,356,926)     (1,752,857)      (291,111)      (583,726)             --     (1,681,098)
   Adviser Shares.............        (50,408)        (35,193)            --             --              --             --
   Investor Shares............       (132,067)       (154,950)      (155,309)      (136,226)             --        (83,404)
   Class A Shares.............             --              --           (360)           (25)             --           (477)
   Class B Shares.............             --              --           (220)           (23)             --            (21)
                                -------------   -------------   ------------   ------------   -------------   ------------
                                   (1,539,401)     (1,943,000)      (447,000)      (720,000)             --     (1,765,000)
                                -------------   -------------   ------------   ------------   -------------   ------------
 Net realized gains on
   investments
   Institutional Shares.......    (13,360,500)    (22,016,310)            --        (12,593)             --             --
   Adviser Shares.............       (689,295)       (688,195)            --             --              --             --
   Investor Shares............     (3,810,737)     (4,017,113)            --         (3,142)             --             --
   Class A Shares.............             --              --             --             (1)             --             --
   Class B Shares.............             --              --             --             (1)             --             --
                                -------------   -------------   ------------   ------------   -------------   ------------
                                  (17,860,532)    (26,721,618)            --        (15,737)             --             --
                                -------------   -------------   ------------   ------------   -------------   ------------
   Change in net assets
     resulting from
     dividends................    (19,399,933)    (28,664,618)      (447,000)      (735,737)             --     (1,765,000)
                                -------------   -------------   ------------   ------------   -------------   ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
   Institutional Shares.......    203,630,683     118,979,737     14,430,196     21,963,762      94,431,194      4,314,489
   Adviser Shares.............     22,546,760      10,181,016             --             --              --             --
   Investor Shares............    114,212,797      57,865,316     34,228,349     29,764,247     217,673,334     24,158,234
   Class A Shares.............             --              --         53,758          1,012       4,929,797        365,565
   Class B Shares.............             --              --         28,139          1,013       1,743,929         97,099
   Class C Shares.............             --              --             --             --          13,999             --
                                -------------   -------------   ------------   ------------   -------------   ------------
                                  340,390,240     187,026,069     48,740,442     51,730,034     318,792,253     28,935,387
                                -------------   -------------   ------------   ------------   -------------   ------------
 Proceeds from shares issued
   in exchange for shares of
   Barr Rosenberg VIT Market
   Neutral Fund Institutional
   Shares.....................             --              --             --             --              --      3,936,144
                                -------------   -------------   ------------   ------------   -------------   ------------
 Dividends reinvested
   Institutional Shares.......     14,008,771      23,071,954        290,811        595,081              --      1,680,790
   Adviser Shares.............        587,088         612,966             --             --              --             --
   Investor Shares............      3,710,726       4,157,890        155,068        138,843              --         83,195
   Class A Shares.............             --              --            335             25              --            477
   Class B Shares.............             --              --            191             24              --             21
                                -------------   -------------   ------------   ------------   -------------   ------------
                                   18,306,585      27,842,810        446,405        733,973              --      1,764,483
                                -------------   -------------   ------------   ------------   -------------   ------------
 Cost of shares redeemed
   Institutional Shares.......   (111,387,624)   (137,322,169)   (20,509,475)   (33,305,405)    (81,619,435)    (8,893,065)
   Adviser Shares.............    (10,002,238)     (3,438,248)            --             --              --             --
   Investor Shares............    (63,775,926)    (31,764,433)   (23,401,050)   (24,946,874)   (182,403,654)   (23,056,736)
   Class A Shares.............             --              --         (2,407)            --      (2,617,273)            --
   Class B Shares.............             --              --             --             --        (452,367)            --
                                -------------   -------------   ------------   ------------   -------------   ------------
                                 (185,165,788)   (172,524,850)   (43,912,932)   (58,252,279)   (267,092,729)   (31,949,801)
                                -------------   -------------   ------------   ------------   -------------   ------------
   Change in net assets from
     capital transactions.....    173,531,037      42,344,029      5,273,915     (5,788,272)     51,699,524      2,686,213
                                -------------   -------------   ------------   ------------   -------------   ------------
Change in net assets..........     40,936,848     126,846,638      3,110,814     (9,319,210)     59,418,679      9,600,158
NET ASSETS:
 Beginning of period..........    608,349,274     481,502,636     34,362,870     43,682,080      75,474,837     65,874,679
                                -------------   -------------   ------------   ------------   -------------   ------------
 End of period................  $ 649,286,122   $ 608,349,274   $ 37,473,684   $ 34,362,870   $ 134,893,516   $ 75,474,837
                                =============   =============   ============   ============   =============   ============
Accumulated net investment
 income.......................  $          --   $          --   $    214,027   $     97,952   $          --   $      3,194
                                =============   =============   ============   ============   =============   ============

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                        AXA ROSENBERG                                                AXA ROSENBERG
                                U.S. LARGE/MID CAPITALIZATION           AXA ROSENBERG                INTERNATIONAL
                                    LONG/SHORT EQUITY FUND            ENHANCED 500 FUND               EQUITY FUND
                                ------------------------------    -------------------------    --------------------------
                                 YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED    YEAR ENDED     YEAR ENDED
                                  MARCH 31,        MARCH 31,       MARCH 31,     MARCH 31,      MARCH 31,      MARCH 31,
                                    2003             2002            2003           2002          2003           2002
                                -------------    -------------    -----------    ----------    -----------    -----------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
    income/(loss).............   $   (26,411)     $   220,984     $    38,567    $   30,998    $    89,193    $    78,602
  Net realized gains/(losses)
    from:
    Investments...............     2,267,246        1,534,306        (557,474)     (294,322)    (1,186,538)    (1,950,104)
    Foreign currency
      transactions............            --               --              --            --         27,463         60,270
    Securities sold short.....    (1,546,126)        (155,128)             --            --             --             --
  Change in unrealized
   appreciation/(depreciation)
    from:
    Investments...............      (490,501)       1,105,670        (521,341)      336,828       (586,855)     1,145,487
    Foreign currency
      transactions............            --               --              --            --            300          3,757
    Securities sold short.....     1,308,083       (1,688,285)             --            --             --             --
                                 -----------      -----------     -----------    ----------    -----------    -----------
    Change in net assets
      resulting from
      operations..............     1,512,291        1,017,547      (1,040,248)       73,504     (1,656,437)      (661,988)
                                 -----------      -----------     -----------    ----------    -----------    -----------
DIVIDENDS TO SHAREHOLDERS
  FROM:
  Net investment income
    Institutional Shares......       (28,658)        (336,026)        (33,051)      (31,986)       (76,863)      (400,875)
    Investor Shares...........       (17,239)          (2,930)             --            --            (62)        (1,022)
    Class A Shares............          (101)             (23)           (337)           (8)           (74)           (52)
    Class B Shares............            --              (21)           (612)           (6)            (1)           (51)
                                 -----------      -----------     -----------    ----------    -----------    -----------
    Change in net assets
      resulting from
      dividends...............       (45,998)        (339,000)        (34,000)      (32,000)       (77,000)      (402,000)
                                 -----------      -----------     -----------    ----------    -----------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Institutional Shares......    18,635,690        2,687,346         168,935       353,754      1,466,648      1,661,666
    Investor Shares...........    22,073,348          552,091              --            --      1,462,325        255,447
    Class A Shares............       530,889           10,460         880,633         1,495         15,809          1,012
    Class B Shares............       131,537            1,010          79,961         1,010              3          1,012
    Class C Shares............            11               --              --            --             --             --
                                 -----------      -----------     -----------    ----------    -----------    -----------
                                  41,371,475        3,250,907       1,129,529       356,259      2,944,785      1,919,137
                                 -----------      -----------     -----------    ----------    -----------    -----------
  Dividends reinvested
    Institutional Shares......        28,653          336,026           3,088         2,597          8,313         38,552
    Investor Shares...........        17,136            2,889              --            --             62          1,022
    Class A Shares............            68               23             337             8             74             52
    Class B Shares............            --               21             612             6              1             51
                                 -----------      -----------     -----------    ----------    -----------    -----------
                                      45,857          338,959           4,037         2,611          8,450         39,677
                                 -----------      -----------     -----------    ----------    -----------    -----------
  Cost of shares redeemed
    Institutional Shares......    (3,343,735)      (5,514,796)        (46,561)      (10,272)    (1,259,352)    (1,830,131)
    Investor Shares...........    (6,393,453)        (113,005)             --            --     (1,460,747)      (257,390)
    Class A Shares............       (50,401)              --            (796)         (460)            --             (1)
    Class B Shares............       (16,271)              --         (24,040)           --             --             (1)
                                 -----------      -----------     -----------    ----------    -----------    -----------
                                  (9,803,860)      (5,627,801)        (71,397)      (10,732)    (2,720,099)    (2,087,523)
                                 -----------      -----------     -----------    ----------    -----------    -----------
    Change in net assets from
      capital transactions....    31,613,472       (2,037,935)      1,062,169       348,138        233,136       (128,709)
                                 -----------      -----------     -----------    ----------    -----------    -----------
Change in net assets..........    33,079,765       (1,359,388)        (12,079)      389,642     (1,500,301)    (1,192,697)
NET ASSETS:
  Beginning of period.........    10,519,719       11,879,107       4,299,238     3,909,596      7,901,892      9,094,589
                                 -----------      -----------     -----------    ----------    -----------    -----------
  End of period...............   $43,599,484      $10,519,719     $ 4,287,159    $4,299,238    $ 6,401,591    $ 7,901,892
                                 ===========      ===========     ===========    ==========    ===========    ===========
Accumulated net investment
  income......................   $        --      $     4,646     $     9,033    $    4,466    $    35,456    $    (4,200)
                                 ===========      ===========     ===========    ==========    ===========    ===========

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                        AXA ROSENBERG                   AXA ROSENBERG                  AXA ROSENBERG
                                GLOBAL LONG/SHORT EQUITY FUND        U.S. DISCOVERY FUND               EUROPEAN FUND
                                -----------------------------    ---------------------------    ---------------------------
                                 YEAR ENDED       YEAR ENDED     YEAR ENDED     PERIOD ENDED    YEAR ENDED     PERIOD ENDED
                                  MARCH 31,       MARCH 31,       MARCH 31,      MARCH 31,       MARCH 31,      MARCH 31,
                                    2003             2002           2003           2002*           2003           2002**
                                -------------    ------------    -----------    ------------    -----------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment
    income/(loss).............  $    (64,099)    $   195,055     $    30,727     $    5,424     $   111,451     $   28,326
  Net realized gains/(losses)
    from:
    Investments...............     2,474,687       1,746,678        (541,866)      (122,331)     (1,024,387)      (142,730)
    Foreign Currency..........            --              --              --             --          25,203         (8,649)
    Securities Sold Short
      Transactions............    (1,388,147)       (204,124)             --             --              --
  Change in unrealized
    appreciation/
    (depreciation) from:
    Investments...............      (445,447)      1,923,072         455,776        454,697        (804,842)       (56,770)
    Foreign Currency..........            --              --              --             --          (3,173)          (181)
    Securities Sold Short
      Transactions............       716,550      (2,315,236)             --             --              --             --
                                ------------     -----------     -----------     ----------     -----------     ----------
    Change in net assets
      resulting from
      operations..............     1,293,544       1,345,445         (55,363)       337,790      (1,695,748)      (180,004)
                                ------------     -----------     -----------     ----------     -----------     ----------
DIVIDENDS TO SHAREHOLDERS
  FROM:
    Institutional Shares......            --        (408,612)        (21,919)        (5,739)       (129,980)            --
    Investor Shares...........            --            (319)             --           (160)             --             --
    Class A Shares............            --             (35)         (1,083)            (2)            (15)            --
    Class B Shares............            --             (34)             --           (100)            (10)            --
                                ------------     -----------     -----------     ----------     -----------     ----------
    Change in net assets
      resulting from
      dividends...............            --        (409,000)        (23,002)        (6,001)       (130,005)            --
                                ------------     -----------     -----------     ----------     -----------     ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Institutional Shares......     4,725,758         947,370      17,635,651      2,673,591          38,662      7,500,020
    Investor Shares...........    17,975,636          28,109         490,830         83,110          30,002             --
    Class A Shares............       380,711           1,010       2,256,477         30,312           6,736          1,010
    Class B Shares............       178,143           1,010         105,800         51,010           2,000          1,010
    Class C Shares............        76,234              --              --             --              --             --
                                ------------     -----------     -----------     ----------     -----------     ----------
                                  23,336,482         977,499      20,488,758      2,838,023          77,400      7,502,040
                                ------------     -----------     -----------     ----------     -----------     ----------
  Dividends reinvested
    Institutional Shares......            --         408,612           5,572          5,739         110,483             --
    Investor Shares...........            --             319              --            160              --             --
    Class A Shares............            --              35           1,076              2              15             --
    Class B Shares............            --              34              --              2              10             --
                                ------------     -----------     -----------     ----------     -----------     ----------
                                          --         409,000           6,648          5,903         110,508             --
                                ------------     -----------     -----------     ----------     -----------     ----------
  Cost of shares redeemed
    Institutional Shares......    (3,468,304)     (6,701,200)     (2,146,307)        (8,986)           (845)            --
    Investor Shares...........    (8,087,686)        (22,030)       (451,560)            --         (28,483)            --
    Class A Shares............      (137,206)             --        (405,833)            --              --             --
    Class B Shares............       (24,270)             --              --             --              --             --
    Class C Shares............           (12)             --              --             --              --             --
                                ------------     -----------     -----------     ----------     -----------     ----------
                                 (11,717,478)     (6,723,230)     (3,003,700)        (8,986)        (29,328)            --
                                ------------     -----------     -----------     ----------     -----------     ----------
    Change in net assets from
      capital transactions....    11,619,004      (5,336,731)     17,491,706      2,834,940         158,580      7,502,040
                                ------------     -----------     -----------     ----------     -----------     ----------
Change in net assets..........    12,912,548      (4,400,286)     17,413,341      3,166,729      (1,667,173)     7,322,036
NET ASSETS:
  Beginning of period.........    10,523,248      14,923,534       3,166,729             --       7,322,036             --
                                ------------     -----------     -----------     ----------     -----------     ----------
  End of period...............  $ 23,435,796     $10,523,248     $20,580,070     $3,166,729     $ 5,654,863     $7,322,036
                                ============     ===========     ===========     ==========     ===========     ==========
Accumulated net investment
  income......................  $         --     $        --     $     8,404     $    1,444     $    26,326     $   19,677
                                ============     ===========     ===========     ==========     ===========     ==========

---------------

*  From commencement of operations on September 4, 2001.

**  From commencement of operations on July 23, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   AXA ROSENBERG
                                                                    U.S. LARGE
                                                                CAPITALIZATION FUND
                                                                -------------------
                                                                   PERIOD ENDED
                                                                     MARCH 31,
                                                                     2003 (a)
                                                                -------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income/(loss)..............................        $    71,959
  Net realized gains/(losses) from:
      Investments...........................................         (1,410,092)
  Change in unrealized appreciation/(depreciation) from:
      Investments...........................................           (790,560)
                                                                    -----------
    Change in net assets resulting from operations..........         (2,128,693)
                                                                    -----------
DIVIDENDS TO SHAREHOLDERS FROM:
    Institutional Shares....................................            (54,997)
    Class A Shares..........................................                 (2)
    Class B Shares..........................................                 (1)
                                                                    -----------
    Change in net assets resulting from dividends...........            (55,000)
                                                                    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
    Institutional Shares....................................         16,564,216
    Investor Shares.........................................          1,856,818
    Class A Shares..........................................              1,010
    Class B Shares..........................................              1,010
                                                                    -----------
                                                                     18,423,054
                                                                    -----------
  Proceeds from dividends reinvested
    Institutional Shares....................................              6,795
    Class A Shares..........................................                  2
    Class B Shares..........................................                  1
                                                                    -----------
                                                                          6,798
                                                                    -----------
  Cost of shares redeemed
    Institutional Shares....................................             (2,633)
    Investor Shares.........................................         (1,097,001)
                                                                    -----------
                                                                     (1,099,634)
                                                                    -----------
    Change in net assets from capital transactions..........         17,330,218
                                                                    -----------
Change in net assets........................................         15,146,525
NET ASSETS:
  Beginning of period.......................................                 --
                                                                    -----------
  End of period.............................................        $15,146,525
                                                                    ===========
Accumulated net investment income...........................        $    18,388
                                                                    ===========

---------------

(a)  From commencement of operations on June 20, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003
--------------------------------------------------------------------------------

1. ORGANIZATION. Barr Rosenberg Series Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on April 1, 1988. The Trust is an open-end diversified management investment company consisting of eleven portfolios, ten of which were operational as March 31, 2003. AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund (formerly known as AXA Rosenberg Value Market Neutral Fund), AXA Rosenberg U.S. Large/Mid Capitalization Long/ Short Equity Fund (formerly known as AXA Rosenberg Select Sectors Market Neutral Fund), AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund (formerly known as AXA Rosenberg Multi-Strategy Market Neutral Fund), AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, and AXA Rosenberg U.S. Large Capitalization Fund (commenced operations on June 20, 2002), collectively (the "Funds"), or individually (the "Fund"). Each Fund is authorized to issue Institutional Shares and Investor Shares. In addition, all Funds (except the AXA Rosenberg U.S. Small Capitalization Fund) are authorized to issue Class A Shares and Class B Shares. Also, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/ Short Equity Fund, and AXA Rosenberg Global Long/Short Equity Fund are authorized to issue Class C shares (available to the public as of March 1, 2003), and the AXA Rosenberg U.S. Small Capitalization Fund is authorized to issue Adviser Shares. Each class of shares in the Funds has identical rights and privileges except with respect to fees paid under shareholder service or distribution plans, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

  Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at NASDAQ closing price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons under their supervision.

  Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gains or losses on the sale of investments determined by using the identified cost method. Dividend income is recorded on the ex-date, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

  Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. All monetary items denominated in foreign currencies are translated to U.S. dollars based upon the prevailing exchange rate at the close of each business day. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. Further, the effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

  Forward Foreign Currency Contracts

Forward foreign currency contracts are valued at the daily exchange rate of the underlying currency. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized appreciation or depreciation until the contractual settlement date. Gains or losses from the purchase or sale of forward foreign currency contracts are recorded as realized on the settlement date.

  Foreign Securities

The AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and the AXA Rosenberg European Fund pursue their respective objectives by investing in foreign securities. There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange or other foreign governmental laws or restrictions.

  Real Estate Investment Trusts

The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

  Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

  Short Sales

The AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and AXA Rosenberg Global Long/Short Equity Fund are authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash, U.S. government securities and/or securities held long to sufficiently cover its short position on a daily basis. At March 31, 2003, the values of securities sold short in the AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, and AXA Rosenberg Global Long/Short Equity Fund amounted to $120,311,287, $35,410,188 and $20,831,242, respectively. The collateral for the securities sold short includes the deposits with broker and the securities held long as shown in the Schedule of Portfolio Investments.

  Securities Lending

Under the Security Lending Program, securities held by the AXA Rosenberg U.S. Small Capitalization Fund are loaned by State Street Bank, as agent, to certain brokers (the "Borrowers"). The Borrowers provide cash and/or certain cash equivalents as collateral against loans in an amount at least equal to 100% of the market value of the loaned securities.

At March 31, 2003, the value of securities loaned amounted to $17,903,362 against which cash collateral of $19,011,394 was held. The cash collateral is invested in short-term investments. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the AXA Rosenberg U.S. Small Capitalization Fund and State Street Bank in its capacity as lending agent. Security lending fee income, net of related

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

expenses, is recorded as earned. The AXA Rosenberg U.S. Small Capitalization Fund bears the risk of loss with respect to the investment of the cash collateral.

  Expense Allocation

Expenses directly attributable to a Fund are charged to that Fund; expenses not directly attributable to a Fund are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets or another reasonable basis.

  Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, Real Estate Investment Trusts (REITS), and wash sales for book and tax purposes.

  Reclassifications

Permanent book and tax basis differences will result in reclassifications to capital accounts. As of March 31, 2003, the following reclassifications, which primarily relate to write offs of net operating losses, nondeductible organizational costs and expiration of capital losses carried forwarded, have been made to increase/(decrease) such accounts with offsetting adjustments made to capital:

                                                                                 ACCUMULATED NET REALIZED
                                                           ACCUMULATED NET    GAINS/(LOSSES) ON INVESTMENTS,
                                                             INVESTMENT      FOREIGN CURRENCY TRANSACTIONS AND
                                                            INCOME/(LOSS)          SECURITIES SOLD SHORT
                                                           ---------------   ---------------------------------
     AXA Rosenberg U.S. Small Capitalization Fund........     $ 12,310                   $      --
     AXA Rosenberg International Small Capitalization
       Fund..............................................      205,845                    (205,845)
     AXA Rosenberg Value Long/Short Equity Fund..........      347,649                     (22,618)
     AXA Rosenberg U.S. Large/Mid Capitalization
       Long/Short Equity Fund............................       67,763                      (4,702)
     AXA Rosenberg International Equity Fund.............       27,463                      (6,628)
     AXA Rosenberg Global Long/Short Equity Fund.........       64,099                      (8,020)
     AXA Rosenberg U.S. Discovery Fund...................         (765)                        765
     AXA Rosenberg European Fund.........................       25,203                     (25,203)
     AXA Rosenberg U.S. Large Capitalization Fund........        1,429                          --

  Federal Income Taxes

It is each Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

4. MANAGEMENT, ADMINISTRATION, FUND ACCOUNTING, DISTRIBUTION AND SHAREHOLDER SERVICE AGREEMENTS. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Funds under separate management contracts. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 0.90% for the AXA Rosenberg U.S. Small Capitalization Fund, 1.00% for the AXA Rosenberg International Small Capitalization Fund, 1.50% for the AXA Rosenberg Value Long/Short Equity Fund, 1.00% for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, 0.50% for the AXA Rosenberg Enhanced 500 Fund, 0.85% for the AXA Rosenberg International Equity Fund, 1.50% for the AXA Rosenberg Global Long/Short Equity Fund, 0.90% for the AXA Rosenberg U.S. Discovery Fund, 0.75% for the AXA Rosenberg European Fund, and 0.75% for the AXA Rosenberg U.S. Large Capitalization Fund of each Fund's average net assets. The Manager has contractually agreed to waive fees and

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

reimburse the Funds to limit the annual expenses to the following: 1.15% of the average net assets of the AXA Rosenberg U.S. Small Capitalization Fund, 1.50% of the average net assets of the AXA Rosenberg International Small Capitalization Fund, 0.75% of the average net assets of the AXA Rosenberg Enhanced 500 Fund, 1.35% of the average net assets of the AXA Rosenberg International Equity Fund, 1.15% of the average net assets of the AXA Rosenberg U.S. Discovery Fund, 1.25% of the average net assets of the AXA Rosenberg European Fund, and 1.00% of the average net assets of the AXA Rosenberg U.S. Large Capitalization Fund. This includes the management fee but excludes the Service Fees and the Distribution and Shareholder Service Fees. The Manager has agreed to maintain an operating expense ratio for the AXA Rosenberg Value Long/Short Equity Fund of 1.75%, for the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund of 1.25% and for the AXA Rosenberg Global Long/Short Equity Fund of 1.50% of each Fund's average net assets, exclusive of the dividend expense on short sales and the Distribution and Shareholder Service Fees.

Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next two fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. As of the period ended March 31, 2003, the reimbursement that may potentially be made by the Funds is as follows:

                                                                 EXPIRES          EXPIRES
                                                              MARCH 31, 2004   MARCH 31, 2005
                                                              --------------   --------------
     AXA Rosenberg U.S. Small Capitalization Fund...........     $434,809         $472,077
     AXA Rosenberg International Small Capitalization
      Fund..................................................      273,849          352,726
     AXA Rosenberg Value Long/Short Equity Fund.............      178,679          312,059
     AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
      Equity Fund...........................................       88,373          152,371
     AXA Rosenberg Enhanced 500 Fund........................      118,977          140,189
     AXA Rosenberg International Equity Fund................      220,893          272,890
     AXA Rosenberg Global Long/Short Equity Fund............      161,003          230,466
     AXA Rosenberg U.S. Discovery Fund......................      117,899          238,274
     AXA Rosenberg European Fund............................      198,718          257,297
     AXA Rosenberg U.S. Large Capitalization Fund...........           --          143,841

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Funds. The Administrator has voluntarily waived a portion of its fees in the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, and the AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund. In addition, the Administrator has agreed to waive all fees in the AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, and the AXA Rosenberg U.S. Large Capitalization Fund until the net assets reach $25 million.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee per Fund.

The Trust has adopted a Distribution and Shareholder Service Plan for its Investor Shares, Class A Shares, Class B Shares, and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. The Investor Shares, Class A Shares, Class B Shares, and Class C Shares of the Funds are sold on a continuous basis by the Trust's Distributor, Barr Rosenberg Funds Distributor, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of The BISYS Group, Inc. Under the Distribution and Shareholder Service Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Investor Shares, Class A Shares, Class B Shares, and Class C Shares. The annual Distribution and Shareholder Service Fee consists of the following: up to 0.25% of the respective average daily net assets of the Investor Shares, up to 0.50% of the respective average daily net assets of the Class A Shares, up to 1.00% of the respective average daily net assets of the Class B Shares, and up to 0.50% of the respective average daily net assets of the Class C Shares. In addition, the

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

Trustees have authorized each Fund to pay up to 0.15% of its average daily net assets attributable to Investor Shares for sub-transfer and sub-accounting services in connection with such shares.

Various service organizations act as servicing agents of the Adviser Shares of the AXA Rosenberg U.S. Small Capitalization Fund. Such shares are subject to an annual Service Fee of up to 0.30% of the average daily net assets attributable to such shares in accordance with a Service Plan adopted by the Trust.

5. EARLY REDEMPTION FEE. For the Funds, certain shares purchased on or after July 30, 2001, that were redeemed or exchanged in less than 30 days, are assessed a fee of 2% of the current net asset value of the shares. The fee, applied to shares redeemed or exchanged in the order in which they are purchased, is retained by the Fund for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For the year ended March 31, 2003, the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg International Equity Fund, and AXA Rosenberg Global Long/Short Equity Fund, earned early redemption fees in the amount of $9,831, $62,144, $76,545, $17,883, $12,421 and $24,316, respectively. Such amounts are included in the cost of shares redeemed which are recorded as net amounts.

6. SECURITY PURCHASES AND SALES. For the year ended March 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                               PURCHASES        SALES
                                                              ------------   ------------
     AXA Rosenberg U.S. Small Capitalization Fund...........  $567,516,425   $427,505,286
     AXA Rosenberg International Small Capitalization
      Fund..................................................    45,251,673     40,953,992
     AXA Rosenberg Value Long/Short Equity Fund.............   313,961,043    247,842,049
     AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
      Equity Fund...........................................    61,438,682     32,136,768
     AXA Rosenberg Enhanced 500 Fund........................     3,690,098      2,600,601
     AXA Rosenberg International Equity Fund................     9,742,540      9,640,165
     AXA Rosenberg Global Long/Short Equity Fund............    41,883,531    28,,934,641
     AXA Rosenberg U.S. Discovery Fund......................    26,879,563      9,406,678
     AXA Rosenberg European Fund............................    10,825,913     10,604,578
     AXA Rosenberg U.S. Large Capitalization Fund...........    28,930,705     11,646,787

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

7. SALES AND REDEMPTIONS OF SHARES. The Funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:

                                                                         YEAR ENDED MARCH 31, 2003
                                              -------------------------------------------------------------------------------
                                                                    AXA                                AXA
                                                   AXA           ROSENBERG           AXA            ROSENBERG          AXA
                                                ROSENBERG      INTERNATIONAL      ROSENBERG      U.S. LARGE/MID     ROSENBERG
                                                U.S. SMALL         SMALL         VALUE LONG/     CAPITALIZATION     ENHANCED
                                              CAPITALIZATION   CAPITALIZATION   SHORT EQUITY    LONG/SHORT EQUITY      500
                                                   FUND             FUND            FUND              FUND            FUND
                                              --------------   --------------   -------------   -----------------   ---------
Shares sold:
  Institutional.............................    20,603,113        1,717,966        8,885,801        1,636,065         28,129
  Adviser...................................     2,285,047               --               --               --             --
  Investor..................................    11,773,977        4,194,776       20,479,749        1,902,798             --
  Class A...................................            --            6,407          466,858           46,745        138,136
  Class B...................................            --            3,367          170,590           11,554         12,643
  Class C...................................            --               --            1,359               --             --
                                               -----------       ----------      -----------        ---------        -------
                                                34,662,137        5,922,516       30,004,357        3,597,162        178,908
                                               -----------       ----------      -----------        ---------        -------
Issued upon reinvestment of distributions:
  Institutional.............................     1,496,664           36,952               --            2,570            499
  Adviser...................................        63,128               --               --               --             --
  Investor..................................       400,294           19,830               --            1,523             --
  Class A...................................            --               43               --                6             55
  Class B...................................            --               24               --               --            100
                                               -----------       ----------      -----------        ---------        -------
                                                 1,960,086           56,849               --            4,099            654
                                               -----------       ----------      -----------        ---------        -------
Shares redeemed:
  Institutional.............................   (10,989,953)      (2,466,062)      (7,845,910)        (297,205)        (7,255)
  Adviser...................................    (1,024,911)              --               --               --             --
  Investor..................................    (6,617,051)      (2,827,608)     (17,391,003)        (550,066)            --
  Class A...................................            --             (312)        (259,395)          (4,399)          (141)
  Class B...................................            --               --          (43,017)          (1,516)        (4,077)
                                               -----------       ----------      -----------        ---------        -------
                                               (18,631,915)      (5,293,982)     (25,539,325)        (853,186)       (11,473)
                                               -----------       ----------      -----------        ---------        -------
Net increase/(decrease)
  Institutional.............................    11,109,824         (711,144)       1,039,891        1,341,430         21,373
  Adviser...................................     1,323,264               --               --               --             --
  Investor..................................     5,557,220        1,386,998        3,088,746        1,354,255             --
  Class A...................................            --            6,138          207,463           42,352        138,050
  Class B...................................            --            3,391          127,573           10,038          8,666
  Class C...................................            --               --            1,359               --             --
                                               -----------       ----------      -----------        ---------        -------
                                                17,990,308          685,383        4,465,032        2,748,075        168,089
                                               ===========       ==========      ===========        =========        =======

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                          YEAR ENDED MARCH 31, 2003
                                                  --------------------------------------------------------------------------
                                                       AXA               AXA             AXA                       AXA
                                                    ROSENBERG         ROSENBERG       ROSENBERG      AXA        ROSENBERG
                                                  INTERNATIONAL        GLOBAL           U.S.      ROSENBERG     U.S. LARGE
                                                     EQUITY       LONG/SHORT EQUITY   DISCOVERY   EUROPEAN    CAPITALIZATION
                                                      FUND              FUND            FUND        FUND          FUND*
                                                  -------------   -----------------   ---------   ---------   --------------
Shares sold:
  Institutional.................................     241,132            397,535       1,894,517     4,865       1,747,367
  Investor......................................     215,495          1,495,778          47,400        --         208,930
  Class A.......................................       2,652             31,892         223,939       825             101
  Class B.......................................           1             15,329          10,834       261             101
  Class C.......................................          --              6,505              --        --              --
                                                    --------         ----------       ---------    ------       ---------
                                                     459,280          1,947,039       2,176,690     5,951       1,956,499
                                                    --------         ----------       ---------    ------       ---------
Issued upon reinvestment of distributions:
  Institutional.................................       1,416                 --             572    14,056             800
  Investor......................................          11                 --              --     3,448              --
  Class A.......................................          13                 --             111         2              --
  Class B.......................................          --                 --              --         1              --
  Class C.......................................          --                 --              --        --              --
                                                    --------         ----------       ---------    ------       ---------
                                                       1,440                 --             683    17,507             800
                                                    --------         ----------       ---------    ------       ---------
Shares redeemed:
  Institutional.................................    (209,235)          (297,280)       (218,009)     (104)           (303)
  Investor......................................    (214,865)          (694,554)        (45,337)   (3,448)       (128,702)
  Class A.......................................          --            (11,711)        (44,042)       --              --
  Class B.......................................          --             (2,148)             --        --              --
  Class C.......................................          --                 (1)             --        --              --
                                                    --------         ----------       ---------    ------       ---------
                                                    (424,100)        (1,005,694)       (307,388)   (3,552)       (129,005)
                                                    --------         ----------       ---------    ------       ---------
Net increase/(decrease)
  Institutional.................................      33,313            100,255       1,677,080    18,817       1,747,864
  Investor......................................         641            801,224           2,063        --          80,228
  Class A.......................................       2,665             20,181         180,008       827             101
  Class B.......................................           1             13,181          10,834       262             101
  Class C.......................................          --              6,504              --        --              --
                                                    --------         ----------       ---------    ------       ---------
                                                      36,620            941,345       1,869,985    19,906       1,828,294
                                                    ========         ==========       =========    ======       =========

---------------

*  From commencement of operations on June 19, 2002.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                         YEAR ENDED MARCH 31, 2003
                                            -----------------------------------------------------------------------------------
                                                                  AXA                                    AXA
                                                 AXA           ROSENBERG             AXA              ROSENBERG          AXA
                                              ROSENBERG      INTERNATIONAL        ROSENBERG        U.S. LARGE/MID     ROSENBERG
                                              U.S. SMALL         SMALL              VALUE          CAPITALIZATION     ENHANCED
                                            CAPITALIZATION   CAPITALIZATION   LONG/SHORT EQUITY   LONG/SHORT EQUITY      500
                                                 FUND             FUND              FUND*              FUND**           FUND
                                            --------------   --------------   -----------------   -----------------   ---------
Share Transactions:
Shares sold:
  Institutional...........................    11,450,046        2,647,769           493,395            265,315         46,282
  Adviser.................................     1,006,522               --                --                 --             --
  Investor................................     5,658,543        3,439,550         2,749,277             53,906             --
  Class A***..............................            --              131            43,531              1,056            205
  Class B***..............................            --              131            11,245                 91            142
                                             -----------       ----------        ----------           --------         ------
                                              18,115,111        6,087,581         3,297,448            320,368         46,629
                                             -----------       ----------        ----------           --------         ------
Shares issued in exchange for shares of
  Barr Rosenberg VIT Market Neutral Fund:
  Institutional...........................            --               --           507,890                 --             --
                                             -----------       ----------        ----------           --------         ------
Issued upon reinvestment of distributions:
  Institutional...........................     2,342,330           74,947           209,836             34,714            343
  Adviser.................................        62,484               --                --                 --             --
  Investor................................       425,577           17,575            10,386                295             --
  Class A.................................            --                3                60                  2              1
  Class B.................................            --                3                 3                  2              1
                                             -----------       ----------        ----------           --------         ------
                                               2,830,391           92,528           220,285             35,013            345
                                             -----------       ----------        ----------           --------         ------
Shares redeemed:
  Institutional...........................   (13,302,892)      (4,010,528)       (1,068,555)          (552,350)        (1,343)
  Adviser.................................      (331,610)              --                --                 --             --
  Investor................................    (3,159,732)      (2,896,413)       (2,648,792)           (11,112)            --
  Class A.................................            --               --                --                 --            (63)
  Class B.................................            --               --                --                 --             --
                                             -----------       ----------        ----------           --------         ------
                                             (16,794,234)      (6,906,941)       (3,717,347)          (563,462)        (1,406)
                                             -----------       ----------        ----------           --------         ------
Net increase/(decrease)
  Institutional...........................       489,484       (1,287,812)          142,566           (252,321)        45,282
  Adviser.................................       737,396               --                --                 --             --
  Investor................................     2,924,388          560,712           110,871             43,089             --
  Class A.................................            --              134            43,591              1,058            143
  Class B.................................            --              134            11,248                 93            143
                                             -----------       ----------        ----------           --------         ------
                                               4,151,268         (726,832)          308,276           (208,081)        45,568
                                             ===========       ==========        ==========           ========         ======

---------------

*   Formally known as AXA Rosenberg Value Market Neutral Fund.

**  Formally known as AXA Rosenberg Select Sectors Market Neutral Fund.

*** From commencement of operations on October 1, 2001 (for all funds except the AXA Rosenberg U.S. Small Capitalization Fund).

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

                                                                               YEAR ENDED MARCH 31, 2002
                                                               ---------------------------------------------------------
                                                                    AXA               AXA             AXA
                                                                 ROSENBERG         ROSENBERG       ROSENBERG      AXA
                                                               INTERNATIONAL        GLOBAL           U.S.      ROSENBERG
                                                                  EQUITY       LONG/SHORT EQUITY   DISCOVERY   EUROPEAN
                                                                   FUND              FUND*          FUND**      FUND***
                                                               -------------   -----------------   ---------   ---------
Share Transactions:
Shares sold:
  Institutional..........................................         209,245           103,543         268,939     750,001
  Investor...............................................          31,806             2,891           8,848          --
  Class A****............................................             146                89           2,807         115
  Class B****............................................             145                89           5,227         115
                                                                 --------          --------         -------     -------
                                                                  241,342           106,612         285,821     750,231
                                                                 --------          --------         -------     -------
Issued upon reinvestment of distributions:
  Institutional..........................................           5,678            43,469             580          --
  Investor...............................................             151                34              16          --
  Class A................................................               8                 4              --          --
  Class B................................................               8                 4              --          --
                                                                 --------          --------         -------     -------
                                                                    5,845            43,511             596          --
                                                                 --------          --------         -------     -------
Shares redeemed:
  Institutional..........................................        (216,505)         (692,583)           (963)         --
  Investor...............................................         (32,413)           (2,224)             --          --
                                                                 --------          --------         -------     -------
                                                                 (248,918)         (694,807)           (963)         --
                                                                 --------          --------         -------     -------
Net increase/(decrease)
  Institutional..........................................          (1,582)         (545,571)        268,556     750,001
  Investor...............................................            (456)              701           8,864          --
  Class A................................................             154                93           2,807         115
  Class B................................................             153                93           5,227         115
                                                                 --------          --------         -------     -------
                                                                   (1,731)         (544,684)        285,454     750,231
                                                                 ========          ========         =======     =======

---------------

* From commencement of operations on August 23, 2001 (Investor Shares) and formally known as AXA Rosenberg Multi-Strategic Market Neutral Fund.

** From commencement of operations on September 4, 2001 (Institutional Shares) and October 3, 2001 (Investor Shares).

***  From commencement of operations on July 23, 2001 (Institutional Shares).

**** From commencement of operations on October 1, 2001 (for all funds except the AXA Rosenberg U.S. Small Capitalization Fund).

8. LINE OF CREDIT. A loan agreement to a maximum amount of 33.33% of total net assets for the AXA Rosenberg Value Long/Short Equity Fund has been established by the custodian for temporary purposes. In addition, an unsecured committed line of credit to a maximum amount of $20,000,000 has been established by the custodian for general purposes for the AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, and the AXA Rosenberg U.S. Large Capitalization Fund. A commitment fee of 0.09% per annum will be incurred on the unused portion of the line of credit which is allocated to the Funds based off of net assets. There were no borrowings on the line of credit for the year ended March 31, 2003.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES. The tax character of distributions paid during the fiscal year ended March 31, 2003 was as follows:

                                                             DISTRIBUTIONS PAID FROM
                                                          ------------------------------                       TOTAL
                                                          NET INVESTMENT   NET LONG-TERM   TOTAL TAXABLE   DISTRIBUTIONS
                                                              INCOME       CAPITAL GAINS   DISTRIBUTIONS       PAID
                                                          --------------   -------------   -------------   -------------
AXA Rosenberg U.S. Small Capitalization Fund............    $1,539,401      $17,860,532     $19,399,933     $19,399,933
AXA Rosenberg International Small Capitalization Fund...       447,000               --         447,000         447,000
AXA Rosenberg Value Long/Short Equity Fund..............            --               --              --              --
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
  Equity Fund...........................................        45,998               --          45,998          45,998
AXA Rosenberg Enhanced 500 Fund.........................        34,000               --          34,000          34,000
AXA Rosenberg International Equity Fund.................        77,000               --          77,000          77,000
AXA Rosenberg Global Long/Short Equity Fund.............            --               --              --              --
AXA Rosenberg U.S. Discovery Fund.......................        23,002               --          23,002          23,002
AXA Rosenberg European Fund.............................       130,005               --         130,005         130,005
AXA Rosenberg U.S. Large Capitalization Fund............        55,000               --          55,000          55,000

The tax character of distributions paid during the fiscal year ended March 31, 2002 was as follows:

                                                                DISTRIBUTIONS PAID FROM
                                                             ------------------------------                       TOTAL
                                                             NET INVESTMENT   NET LONG-TERM   TOTAL TAXABLE   DISTRIBUTIONS
                                                                 INCOME       CAPITAL GAINS   DISTRIBUTIONS       PAID
                                                             --------------   -------------   -------------   -------------
AXA Rosenberg U.S. Small Capitalization Fund...............    $1,614,303      $27,050,315     $28,664,618     $28,664,618
AXA Rosenberg International Small Capitalization Fund......       735,737               --         735,737         735,737
AXA Rosenberg Value Long/Short Equity Fund.................     1,765,000               --       1,765,000       1,765,000
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
  Equity Fund..............................................       339,000               --         339,000         339,000
AXA Rosenberg Enhanced 500 Fund............................        32,000               --          32,000          32,000
AXA Rosenberg International Equity Fund....................       402,000               --         402,000         402,000
AXA Rosenberg Global Long/Short Equity Fund................       409,000               --         409,000         409,000
AXA Rosenberg U.S. Discovery Fund..........................         6,001               --           6,001           6,001

As of March 31, 2003 the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                                                   EXPIRES
                            --------------------------------------------------------------------------------------
                              2005       2006        2007         2008          2009          2010         2011         TOTAL
                            --------   --------   ----------   -----------   -----------   ----------   ----------   -----------
AXA Rosenberg U.S. Small
  Capitalization Fund.....  $     --   $     --   $       --   $        --   $        --   $       --   $  573,150   $   573,150
AXA Rosenberg
  International Small
  Capitalization Fund.....        --         --           --            --            --    5,837,140    2,715,962     8,553,102
AXA Rosenberg Value Long/
  Short Equity Fund.......        --         --    6,208,668    28,459,569    11,040,106           --           --    45,708,343
AXA Rosenberg U.S. Large/
  Mid Capitalization Long/
  Short Equity Fund.......        --         --           --       429,084            --      659,336           --     1,088,420
AXA Rosenberg Enhanced 500
  Fund....................        --         --           --                     130,342      407,144      451,611       989,097
AXA Rosenberg
  International Equity
  Fund....................   261,584    282,014           --         7,313       112,715    1,280,844    1,715,777     3,660,247
AXA Rosenberg Global Long/
  Short Equity Fund.......        --         --           --            --            --      397,465           --       397,465
AXA Rosenberg U.S.
  Discovery Fund..........        --         --           --            --            --       13,615      202,744       216,359
AXA Rosenberg European
  Fund....................        --         --           --            --            --      106,726      569,359       676,085
AXA Rosenberg U.S. Large
  Capitalization Fund.....        --         --           --            --            --           --      780,252       780,252

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of Funds' next taxable year. For the year ended March 31, 2003, the Funds deferred to April 1, 2003 post October capital losses and post October currency losses of:

                                                              CAPITAL LOSSES   CURRENCY LOSSES
                                                              --------------   ---------------
AXA Rosenberg U.S. Small Capitalization Fund................   $28,602,936          $--
AXA Rosenberg International Small Capitalization Fund.......            --           --
AXA Rosenberg Value Long/Short Equity Fund..................     5,562,378           --
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
  Equity Fund...............................................       232,633           --
AXA Rosenberg Enhanced 500 Fund.............................       121,909           --
AXA Rosenberg International Equity Fund.....................       480,162           --
AXA Rosenberg Global Long/Short Equity Fund.................       722,725           --
AXA Rosenberg U.S. Discovery Fund...........................       434,882           --
AXA Rosenberg European Fund.................................       408,829           --
AXA Rosenberg U.S. Large Capitalization Fund................       561,445           --

As of March 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                             UNDISTRIBUTED
                                               LONG-TERM                                           UNREALIZED           TOTAL
                            UNDISTRIBUTED       CAPITAL      ACCUMULATED   ACCUMULATED CAPITAL   APPRECIATION/       ACCUMULATED
                           ORDINARY INCOME       GAINS        EARNINGS      AND OTHER LOSSES     (DEPRECIATION)   EARNINGS/(DEFICIT)
                           ---------------   -------------   -----------   -------------------   --------------   ------------------
AXA Rosenberg U.S. Small
  Capitalization Fund....     $     --            $--         $     --        $(29,176,086)       $31,526,187        $  2,350,101
AXA Rosenberg
  International Small
  Capitalization Fund....      230,114            --           230,114          (8,553,102)        (2,992,604)        (11,315,592)
AXA Rosenberg Value Long/
  Short Equity Fund......           --            --                --         (51,270,721)        18,402,333         (32,868,388)
AXA Rosenberg U.S. Large/
  Mid Capitalization
  Long/ Short Equity
  Fund...................           --            --                --          (1,321,053)         2,228,098             907,045
AXA Rosenberg Enhanced
  500 Fund...............        9,033            --             9,033          (1,111,006)        (1,091,334)         (2,193,307)
AXA Rosenberg
  International Equity
  Fund...................       35,423            --            35,423          (4,140,409)        (1,084,936)         (5,189,922)
AXA Rosenberg Global
  Long/ Short Equity
  Fund...................           --            --                --          (1,120,190)         1,870,417             750,227
AXA Rosenberg U.S.
  Discovery Fund.........        8,405            --             8,405            (651,241)           897,516             254,680
AXA Rosenberg European
  Fund...................       29,139            --            29,139          (1,084,914)          (949,982)         (2,005,757)
AXA Rosenberg U.S. Large
  Capitalization Fund....       18,388            --            18,388          (1,341,697)          (858,955)         (2,182,264)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to:
tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts.

BARR ROSENBERG SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (CONTINUED)
--------------------------------------------------------------------------------

OTHER TAX INFORMATION (UNAUDITED)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended March 31, 2003, qualify for the corporate dividends received deduction for the following Funds:

                                                               DIVIDENDS
                                                               RECEIVED
                                                               DEDUCTION
                                                               ---------
AXA Rosenberg U.S. Small Capitalization Fund................    100.00%
AXA Rosenberg U.S. Large/Mid Capitalization Long/Short
  Equity Fund...............................................     51.79%
AXA Rosenberg Enhanced 500 Fund.............................    100.00%
AXA Rosenberg U.S. Discovery Fund...........................    100.00%
AXA Rosenberg U.S. Large Capitalization Fund................    100.00%

The AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg International Equity Fund and the AXA Rosenberg European Fund may elect to pass on the benefits of the foreign tax credit to its shareholders for the year ended March 31, 2003. The following information is presented with respect to the election:

                                                                      AXA                AXA
                                                                   ROSENBERG          ROSENBERG        AXA
                                                                 INTERNATIONAL      INTERNATIONAL   ROSENBERG
                                                                     SMALL             EQUITY       EUROPEAN
                                                              CAPITALIZATION FUND       FUND          FUND
                                                              -------------------   -------------   ---------
Gross Income from Foreign Countries.........................      $1,022,583          $211,646      $217,333
Gross Income from Foreign Countries Per Share...............      $    0.216          $  0.184      $  0.282
Income Taxes Paid to Foreign Countries......................      $  131,097          $ 25,286      $ 26,418
Income Taxes Paid to Foreign Countries Per Share............      $    0.027          $  0.022      $  0.034

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                              FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                               MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                  2003           2002           2001           2000           1999
                                              ------------   ------------   ------------   ------------   ------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........    $  11.18       $   9.57       $  10.06       $   7.66       $   9.76
                                                --------       --------       --------       --------       --------
Investment activities:
  Net investment income/(loss)..............        0.03*          0.03*          0.03*            --           0.01*
  Net realized and unrealized gains/(losses)
     on investments.........................       (1.93)          2.17          (0.16)          2.40          (2.02)
                                                --------       --------       --------       --------       --------
  Total from investment activities..........       (1.90)          2.20          (0.13)          2.40          (2.01)
                                                --------       --------       --------       --------       --------
Dividends:
  Net investment income.....................       (0.03)         (0.04)         (0.03)            --**        (0.01)
  Net realized gains on investments.........       (0.27)         (0.55)         (0.33)            --          (0.08)
                                                --------       --------       --------       --------       --------
  Total dividends...........................       (0.30)         (0.59)         (0.36)            --          (0.09)
                                                --------       --------       --------       --------       --------
Net asset value, end of period..............    $   8.98       $  11.18       $   9.57       $  10.06       $   7.66
                                                ========       ========       ========       ========       ========
Total return................................      (17.10)%        23.92%         (1.26)%        31.36%        (20.56)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)...........    $487,020       $482,205       $408,148       $447,879       $445,476
  Net investment income/(loss) net of
     waivers/reimbursements.................        0.33%          0.33%          0.26%          0.02%          0.16%
  Expenses before waivers/reimbursements....        1.29%          1.29%          1.25%          1.23%          1.19%
  Expenses net of waivers/reimbursements....        1.15%          1.15%          1.15%          1.15%          1.15%
  Portfolio turnover rate...................       70.83%        101.08%        128.79%        141.78%        123.66%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                              FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                               MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                  2003           2002           2001           2000           1999
                                              ------------   ------------   ------------   ------------   ------------
ADVISER SHARES
Net asset value, beginning of period........    $  11.12       $   9.53       $  10.02       $   7.65       $   9.75
                                                --------       --------       --------       --------       --------
Investment activities:
  Net investment income/(loss)..............        0.01*            --*          0.01*            --             --*
  Net realized and unrealized gains/(losses)
     on investments.........................       (1.93)          2.17          (0.16)          2.37          (2.02)
                                                --------       --------       --------       --------       --------
  Total from investment activities..........       (1.92)          2.17          (0.15)          2.37          (2.02)
                                                --------       --------       --------       --------       --------
Dividends:
  Net investment income.....................       (0.02)         (0.03)         (0.01)            --**           --
  Net realized gains on investments.........       (0.27)         (0.55)         (0.33)            --          (0.08)
                                                --------       --------       --------       --------       --------
  Total dividends...........................       (0.29)         (0.58)         (0.34)            --          (0.08)
                                                --------       --------       --------       --------       --------
Net asset value, end of period..............    $   8.91       $  11.12       $   9.53       $  10.02       $   7.65
                                                ========       ========       ========       ========       ========
Total return................................      (17.35)%        23.61%         (1.43)%        31.00%        (20.70)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)...........    $ 25,973       $ 17,695       $  8,137       $  7,884       $ 15,465
  Net investment income/(loss) net of
     waivers/reimbursements.................        0.07%          0.05%          0.07%         (0.16)%        (0.00)%
  Expenses before waivers/reimbursements....        1.54%          1.53%          1.45%          1.39%          1.35%
  Expenses net of waivers/reimbursements....        1.40%          1.39%          1.35%          1.31%          1.29%
  Portfolio turnover rate...................       70.83%        101.08%        128.79%        141.78%        123.66%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                              FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                               MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                  2003           2002           2001           2000           1999
                                              ------------   ------------   ------------   ------------   ------------
INVESTOR SHARES
Net asset value, beginning of period........    $  11.08       $   9.50       $  10.00       $   7.63       $   9.73
                                                --------       --------       --------       --------       --------
Investment activities:
  Net investment income/(loss)..............          --*,**         --*         (0.01)*           --          (0.01)*
  Net realized and unrealized gains/(losses)
     on investments.........................       (1.92)          2.15          (0.14)          2.37          (2.01)
                                                --------       --------       --------       --------       --------
  Total from investment activities..........       (1.92)          2.15          (0.15)          2.37          (2.02)
                                                --------       --------       --------       --------       --------
Dividends:
  Net investment income.....................       (0.01)         (0.02)         (0.02)            --             --
  Net realized gains on investments.........       (0.27)         (0.55)         (0.33)            --          (0.08)
                                                --------       --------       --------       --------       --------
  Total dividends...........................       (0.28)         (0.57)         (0.35)            --          (0.08)
                                                --------       --------       --------       --------       --------
Net asset value, end of period..............    $   8.88       $  11.08       $   9.50       $  10.00       $   7.63
                                                ========       ========       ========       ========       ========
Total return................................      (17.42)%        23.50%         (1.52)%        31.06%        (20.74)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)...........    $136,293       $108,449       $ 65,217       $ 11,400       $ 16,228
  Net investment income/(loss) net of
     waivers/reimbursements.................       (0.02)%        (0.05)%        (0.13)%        (0.13)%        (0.15)%
  Expenses before waivers/reimbursements....        1.63%          1.65%          1.53%          1.50%          1.77%
  Expenses net of waivers/reimbursements....        1.49%          1.51%          1.43%          1.28%          1.42%
  Portfolio turnover rate...................       70.83%        101.08%        128.79%        141.78%        123.66%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                               FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                   2003           2002           2001           2000           1999
                                               ------------   ------------   ------------   ------------   ------------
INSTITUTIONAL SHARES
Net asset value, beginning of period.........    $  8.48        $  9.13        $ 11.81        $  9.11        $ 10.10
                                                 -------        -------        -------        -------        -------
Investment activities:
  Net investment income/(loss)...............       0.09*          0.15*          0.11           0.15           0.12*
  Net realized and unrealized gains/(losses)
     on investments and foreign currency
     transactions............................      (0.56)         (0.61)         (1.28)          2.74          (1.02)
                                                 -------        -------        -------        -------        -------
  Total from investment activities...........      (0.47)         (0.46)         (1.17)          2.89          (0.90)
                                                 -------        -------        -------        -------        -------
Dividends:
  Net investment income......................      (0.11)         (0.19)         (0.16)         (0.19)         (0.09)
  Net realized gains on investments and
     foreign currency transactions...........         --             --**        (1.35)            --             --
                                                 -------        -------        -------        -------        -------
  Total dividends............................      (0.11)         (0.19)         (1.51)         (0.19)         (0.09)
                                                 -------        -------        -------        -------        -------
Redemption fees..............................        .02             --             --             --             --
                                                 -------        -------        -------        -------        -------
Net asset value, end of period...............    $  7.92        $  8.48        $  9.13        $ 11.81        $  9.11
                                                 =======        =======        =======        =======        =======
Total return.................................      (5.36)%        (4.80)%       (10.78)%        32.04%         (8.83)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)............    $20,562        $28,027        $41,951        $44,628        $34,292
  Net investment income/(loss) net of
     waivers/reimbursements..................       1.09%          1.71%          0.99%          1.43%          1.29%
  Expenses before waivers/reimbursements.....       2.60%          2.24%          1.93%          1.96%          1.97%
  Expenses net of waivers/reimbursements.....       1.50%          1.50%          1.50%          1.50%          1.50%
  Portfolio turnover rate....................     129.34%        147.52%        148.53%        148.72%        111.05%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                               FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                  ENDED          ENDED          ENDED          ENDED          ENDED
                                                MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                   2003           2002           2001           2000           1999
                                               ------------   ------------   ------------   ------------   ------------
INVESTOR SHARES
Net asset value, beginning of period.........    $  8.43         $ 9.09         $11.77         $ 9.10         $10.09
                                                 -------         ------         ------         ------         ------
Investment activities:
  Net investment income/(loss)...............       0.08*          0.07*          0.08           0.13           0.07*
  Net realized and unrealized gains/(losses)
     on investments and foreign currency
     transactions............................      (0.57)         (0.55)         (1.29)          2.71          (1.00)
                                                 -------         ------         ------         ------         ------
  Total from investment activities...........      (0.49)         (0.48)         (1.21)          2.84          (0.93)
                                                 -------         ------         ------         ------         ------
Dividends:
  Net investment income......................      (0.09)         (0.18)         (0.12)         (0.17)         (0.06)
  Net realized gains on investments and
     foreign currency transactions...........         --             --**        (1.35)            --             --
                                                 -------         ------         ------         ------         ------
  Total dividends............................      (0.09)         (0.18)         (1.47)         (0.17)         (0.06)
                                                 -------         ------         ------         ------         ------
Redemption fees..............................        .02             --             --             --             --
                                                 -------         ------         ------         ------         ------
Net asset value, end of period...............    $  7.87         $ 8.43         $ 9.09         $11.77         $ 9.10
                                                 =======         ======         ======         ======         ======
Total return.................................      (5.53)%        (5.08)%       (11.08)%        31.47%         (9.16)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)............    $16,834         $6,334         $1,731         $1,650         $1,697
  Net investment income/(loss) net of
     waivers/reimbursements..................       0.99%          0.79%          0.67%          1.14%          0.79%
  Expenses before waivers/reimbursements.....       2.93%          2.67%          2.24%          2.28%          2.66%
  Expenses net of waivers/reimbursements.....       1.78%          1.78%          1.81%          1.81%          1.95%
  Portfolio turnover rate....................     129.34%        147.52%        148.53%        148.72%        111.05%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (A)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................     $ 8.46          $ 7.71
                                                                 ------          ------
Investment activities:
  Net investment income/(loss)..............................       0.04*             --*
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................      (0.55)           0.94
                                                                 ------          ------
  Total from investment activities..........................      (0.51)           0.94
                                                                 ------          ------
Dividends:
  Net investment income.....................................      (0.08)          (0.19)
  Net realized gains on investments and foreign currency
     transactions...........................................         --              --**
                                                                 ------          ------
  Total dividends...........................................      (0.08)          (0.19)
                                                                 ------          ------
Redemption fees.............................................        .02              --
                                                                 ------          ------
Net asset value, end of period..............................     $ 7.89          $ 8.46
                                                                 ======          ======
Total return (excludes sales charge)........................      (5.75)%         12.40%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $   49          $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       0.55%           0.10%****
  Expenses before waivers/reimbursements....................       3.18%           3.13%****
  Expenses net of waivers/reimbursements....................       2.01%           2.00%****
  Portfolio turnover rate...................................     129.34%         147.52%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount less than $0.005.
***   Not annualized.
****  Annualized.
(a)   From commencement of operations on October 1, 2001 to March
      31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS B SHARES
Net asset value, beginning of period........................     $ 8.45          $ 7.71
Investment activities:
  Net investment income/(loss)..............................      (0.03)*         (0.02)*
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................      (0.52)           0.94
                                                                 ------          ------
  Total from investment activities..........................      (0.55)           0.92
                                                                 ------          ------
Dividends:
  Net investment income.....................................      (0.07)          (0.18)
  Net realized gains on investments and foreign currency
     transactions...........................................         --              --**
                                                                 ------          ------
  Total dividends...........................................      (0.07)          (0.18)
                                                                 ------          ------
Redemption fees.............................................        .02              --
                                                                 ------          ------
Net asset value, end of period..............................     $ 7.85          $ 8.45
                                                                 ======          ======
Total return (excludes sales charge)........................      (6.27)%         12.12%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $   28          $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.33)%         (0.40)%****
  Expenses before waivers/reimbursements....................       3.75%           3.63%****
  Expenses net of waivers/reimbursements....................       2.51%           2.50%****
  Portfolio turnover rate...................................     129.34%         147.52%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount less than $0.005.
***   Not annualized.
****  Annualized.
(a)   From commencement of operations on October 1, 2001 to March
      31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                              FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                               MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                  2003           2002           2001           2000           1999
                                              ------------   ------------   ------------   ------------   ------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........    $  8.96        $  8.11        $  7.42        $  8.99        $   9.97
                                                -------        -------        -------        -------        --------
Investment activities:
  Net investment income/(loss)..............      (0.02)*         0.13*          0.34*          0.34            0.29*
  Net realized and unrealized gains/(losses)
     on investments and securities sold
     short..................................       1.54           0.94           0.78          (1.58)          (1.00)
                                                -------        -------        -------        -------        --------
  Total from investment activities..........       1.52           1.07           1.12          (1.24)          (0.71)
                                                -------        -------        -------        -------        --------
Dividends:
  Net investment income.....................         --          (0.22)         (0.43)         (0.33)          (0.27)
                                                -------        -------        -------        -------        --------
  Total dividends...........................         --          (0.22)         (0.43)         (0.33)          (0.27)
                                                -------        -------        -------        -------        --------
Net asset value, end of period..............    $ 10.48        $  8.96        $  8.11        $  7.42        $   8.99
                                                =======        =======        =======        =======        ========
Total return................................      16.96%         13.53%         15.96%        (14.13)%         (7.31)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)...........    $92,356        $69,629        $61,923        $74,401        $162,404
  Net investment income/(loss) net of
     waivers/reimbursements.................      (0.15)%         1.61%          4.56%          2.82%           2.97%
  Expenses (including dividend expense)
     before waivers/reimbursements..........       2.72%          2.49%          3.05%          3.40%           3.07%
  Expenses (including dividend expense) net
     of waivers/reimbursements..............       2.42%          2.18%          2.72%          3.04%           2.85%
  Expenses (excluding dividend expense) net
     of waivers/reimbursements..............       1.74%          1.75%          1.84%          2.00%           2.00%
  Portfolio turnover rate...................     209.95%        126.45%        129.80%        139.22%         205.32%

---------------

* Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                              FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                                 ENDED          ENDED          ENDED          ENDED          ENDED
                                               MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                                  2003           2002           2001           2000           1999
                                              ------------   ------------   ------------   ------------   ------------
INVESTOR SHARES
Net asset value, beginning of period........    $  8.95         $ 8.10         $ 7.41         $ 8.98        $  9.96
                                                -------         ------         ------         ------        -------
Investment activities:
  Net investment income/(loss)..............      (0.05)*         0.09*          0.31*          0.32           0.25*
  Net realized and unrealized gains/(losses)
     on investments and securities sold
     short..................................       1.53           0.96           0.78          (1.59)         (1.00)
                                                -------         ------         ------         ------        -------
  Total from investment activities..........       1.48           1.05           1.09          (1.27)         (0.75)
                                                -------         ------         ------         ------        -------
Dividends:
  Net investment income.....................         --          (0.20)         (0.40)         (0.30)         (0.23)
                                                -------         ------         ------         ------        -------
  Total dividends...........................         --          (0.20)         (0.40)         (0.30)         (0.23)
                                                -------         ------         ------         ------        -------
Net asset value, end of period..............    $ 10.43         $ 8.95         $ 8.10         $ 7.41        $  8.98
                                                =======         ======         ======         ======        =======
Total return................................      16.54%         13.24%         15.49%        (14.41)%        (7.66)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
  Net Assets, end of period (000)...........    $38,473         $5,355         $3,952         $6,155        $37,387
  Net investment income/(loss) net of
     waivers/reimbursements.................      (0.43)%         1.05%          4.23%          2.36%          2.53%
  Expenses (including dividend expense)
     before waivers/reimbursements..........       2.97%          2.79%          3.37%          3.70%          3.52%
  Expenses (including dividend expense) net
     of waivers/reimbursements..............       2.69%          2.48%          3.04%          3.35%          3.31%
  Expenses (excluding dividend expense) net
     of waivers/reimbursements..............       2.02%          2.04%          2.16%          2.29%          2.45%
  Portfolio turnover rate...................     209.95%        126.45%        129.80%        139.22%        205.32%

---------------

* Calculated based on the average shares outstanding during the period.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................     $ 8.94          $ 9.56
                                                                 ------          ------
Investment activities:
  Net investment income/(loss)..............................      (0.08)*         (0.02)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................       1.55           (0.38)
                                                                 ------          ------
  Total from investment activities..........................       1.47           (0.40)
                                                                 ------          ------
Dividends:
  Net investment income.....................................         --           (0.22)
                                                                 ------          ------
  Total dividends...........................................         --           (0.22)
                                                                 ------          ------
Net asset value, end of period..............................     $10.41          $ 8.94
                                                                 ======          ======
Total return (excludes sales charge)........................      16.44%          (3.92)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $2,613          $  390
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.75)%         (0.54)%***
  Expenses (including dividend expense) before of
     waivers/reimbursements.................................       3.31%           3.01%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       3.01%           2.64%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       2.25%           2.25%***
  Portfolio turnover rate...................................     209.95%         126.45%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS B SHARES
Net asset value, beginning of period........................     $ 8.94          $ 9.56
                                                                 ------          ------
Investment activities:
  Net investment income/(loss)..............................      (0.13)*         (0.05)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................       1.54           (0.37)
                                                                 ------          ------
  Total from investment activities..........................       1.41           (0.42)
                                                                 ------          ------
Dividends:
  Net investment income.....................................         --           (0.20)
                                                                 ------          ------
  Total dividends...........................................         --           (0.20)
                                                                 ------          ------
Net asset value, end of period..............................     $10.35          $ 8.94
                                                                 ======          ======
Total return (excludes sales charge)........................      15.77%          (4.11)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $1,436          $  100
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (1.26)%         (1.05)%***
  Expenses (including dividend expense) before of
     waivers/reimbursements.................................       3.82%           3.51%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       3.50%           3.14%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       2.75%           2.75%***
  Portfolio turnover rate...................................     209.95%         126.45%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE PERIOD
                                                                  ENDED
                                                                MARCH 31,
                                                                 2003 (a)
                                                              --------------
CLASS C SHARES
Net asset value, beginning of period........................     $ 10.30
                                                                 -------
Investment activities:
  Net investment income/(loss)..............................       (0.01)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................        0.07
                                                                 -------
  Total from investment activities..........................        0.06
                                                                 -------
Net asset value, end of period..............................     $ 10.36
                                                                 =======
Total return (excludes sales charge)........................        0.58%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $    14
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (1.64)%***
  Expenses (including dividend expense) before of
     waivers/reimbursements.................................        3.92%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        3.24%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        2.49%***
  Portfolio turnover rate...................................      209.95%

---------------

(a)  From commencement of operations on March 18, 2003 to March
     31, 2003.
*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                             ENDED          ENDED          ENDED          ENDED           ENDED
                                           MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                              2003           2002           2001           2000          1999 (a)
                                          ------------   ------------   ------------   ------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of period....    $ 10.22        $  9.61        $ 11.05        $ 10.46         $ 10.00
                                            -------        -------        -------        -------         -------
Investment activities:
  Net investment income/(loss)..........         --*,(b)      0.18*          0.53*          0.44            0.11
  Net realized and unrealized
     gains/(losses) on investments and
     securities sold short..............       1.31           0.69          (1.12)          0.57            0.40
                                            -------        -------        -------        -------         -------
  Total from investment activities......       1.31           0.87          (0.59)          1.01            0.51
                                            -------        -------        -------        -------         -------
Dividends:
  Net investment income.................      (0.03)         (0.26)         (0.85)         (0.42)          (0.05)
                                            -------        -------        -------        -------         -------
  Total dividends.......................      (0.03)         (0.26)         (0.85)         (0.42)          (0.05)
                                            -------        -------        -------        -------         -------
Redemption fees.........................        .01             --             --             --              --
                                            -------        -------        -------        -------         -------
Net asset value, end of period..........    $ 11.51        $ 10.22        $  9.61        $ 11.05         $ 10.46
                                            =======        =======        =======        =======         =======
Total return............................      12.90%          9.20%         (4.79)%         9.82%           5.14%**
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
  Net Assets, end of period (000).......    $26,736        $10,037        $11,855        $27,835         $28,814
  Net investment income/(loss) net of
     waivers/reimbursements.............       0.01%          1.87%          5.19%          3.99%           3.15%***
  Expenses (including dividend expense)
     before waivers/reimbursements......       3.59%          2.84%          2.67%          2.81%           3.90%***
  Expenses (including dividend expense)
     net of waivers/reimbursements......       2.67%          1.95%          2.12%          2.27%           2.75%***
  Expenses (excluding dividend expense)
     net of waivers/reimbursements......       1.25%          1.25%          1.25%          1.25%           1.25%***
  Portfolio turnover rate...............     185.66%        313.22%        399.02%        368.26%         145.22%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Not annualized.
***   Annualized.
(a)   From commencement of operations on October 19, 1998 to March
      31, 1999.
(b)   Amount less than $0.005.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                             ENDED          ENDED          ENDED          ENDED           ENDED
                                           MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                              2003           2002           2001           2000          1999 (a)
                                          ------------   ------------   ------------   ------------   --------------
INVESTOR SHARES
Net asset value, beginning of period....    $ 10.34        $  9.73        $ 10.99        $ 10.43         $ 10.00
                                            -------        -------        -------        -------         -------
Investment activities:
  Net investment income/(loss)..........      (0.05)*         0.10*          0.50*          0.43            0.07
  Net realized and unrealized
     gains/(losses) on investments and
     securities sold short..............       1.33           0.76          (1.10)          0.53            0.40
                                            -------        -------        -------        -------         -------
  Total from investment activities......       1.28           0.86          (0.60)          0.96            0.47
                                            -------        -------        -------        -------         -------
Dividends:
  Net investment income.................      (0.02)         (0.25)         (0.66)         (0.40)          (0.04)
                                            -------        -------        -------        -------         -------
  Total dividends.......................      (0.02)         (0.25)         (0.66)         (0.40)          (0.04)
                                            -------        -------        -------        -------         -------
Redemption fees.........................        .01             --             --             --              --
                                            -------        -------        -------        -------         -------
Net asset value, end of period..........    $ 11.61        $ 10.34        $  9.73        $ 10.99         $ 10.43
                                            =======        =======        =======        =======         =======
Total return............................      12.49%          8.96%         (5.06)%         9.39%           4.71%**
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000).......    $16,251        $   471        $    24        $   904         $   539
  Net investment income/(loss) net of
     waivers/reimbursements.............      (0.45)%         0.99%          4.90%          3.72%           2.26%***
  Expenses (including dividend expense)
     before waivers/reimbursements......       3.91%          3.42%          2.96%          3.11%           3.73%***
  Expenses (including dividend expense)
     net of waivers/reimbursements......       3.07%          2.42%          2.41%          2.55%           2.77%***
  Expenses (excluding dividend expense)
     net of waivers/reimbursements......       1.54%          1.56%          1.54%          1.52%           1.46%***
  Portfolio turnover rate...............     185.66%        313.22%        399.02%        368.26%         145.22%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Not annualized.
***   Annualized.
(a)   From commencement of operations on November 11, 1998 to
      March 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................    $ 10.22          $11.17
                                                                -------          ------
Investment activities:
  Net investment income/(loss)..............................      (0.07)*            --*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................       1.30           (0.70)
                                                                -------          ------
  Total from investment activities..........................       1.23           (0.70)
                                                                -------          ------
Dividends:
  Net investment income.....................................      (0.01)          (0.25)
                                                                -------          ------
  Total dividends...........................................      (0.01)          (0.25)
                                                                -------          ------
Redemption fees.............................................        .01              --
                                                                -------          ------
Net asset value, end of period..............................    $ 11.45          $10.22
                                                                =======          ======
Total return (excludes sales charge)........................      12.16%          (6.13)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $   497          $   11
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.60)%          0.07%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................       4.03%           3.73%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       3.21%           2.63%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       1.76%           1.75%***
  Portfolio turnover rate...................................     185.66%         313.22%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS B SHARES
Net asset value, beginning of period........................     $10.20          $11.17
                                                                 ------          ------
Investment activities:
  Net investment income/(loss)..............................      (0.12)*         (0.01)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................       1.31           (0.72)
                                                                 ------          ------
  Total from investment activities..........................       1.19           (0.73)
                                                                 ------          ------
Dividends:
  Net investment income.....................................         --           (0.24)
                                                                 ------          ------
  Total dividends...........................................         --           (0.24)
                                                                 ------          ------
Redemption fees.............................................        .01              --
                                                                 ------          ------
Net asset value, end of period..............................     $11.40          $10.20
                                                                 ======          ======
Total return (excludes sales charge)........................      11.76%          (6.43)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $  115          $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (1.06)%         (0.11)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................       4.61%           4.23%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       3.74%           3.13%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       2.26%           2.25%***
  Portfolio turnover rate...................................     185.66%         313.22%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a) From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                        FOR THE YEAR     FOR THE YEAR      FOR THE PERIOD
                                                           ENDED            ENDED              ENDED
                                                       MARCH 31, 2003   MARCH 31, 2002   MARCH 31, 2001 (a)
                                                       --------------   --------------   ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period.................      $ 7.77           $ 7.70             $10.00
                                                           ------           ------             ------
Investment activities:
  Net investment income/(loss).......................        0.07*            0.06               0.04
  Net realized and unrealized gains/(losses) on
     investments.....................................       (1.83)            0.07              (2.31)
                                                           ------           ------             ------
  Total from investment activities...................       (1.76)            0.13              (2.27)
                                                           ------           ------             ------
Dividends:
  Net investment income..............................       (0.06)           (0.06)             (0.03)
                                                           ------           ------             ------
  Total dividends....................................       (0.06)           (0.06)             (0.03)
                                                           ------           ------             ------
Net asset value, end of period.......................      $ 5.95           $ 7.77             $ 7.70
                                                           ======           ======             ======
Total return.........................................      (22.68)%           1.69%            (22.71)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)....................      $3,418           $4,297             $3,910
  Net investment income/(loss) net of
     waivers/reimbursements..........................        1.03%            0.76%              0.59%***
  Expenses before waivers/reimbursements.............        4.55%            3.81%              2.90%***
  Expenses net of waivers/reimbursements.............        0.75%            0.75%              0.75%***
  Portfolio turnover rate............................       68.73%          111.54%             88.81%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on June 7, 2000 to March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED              ENDED
                                                              MARCH 31, 2003   MARCH 31, 2002 (a)
                                                              --------------   ------------------
CLASS A SHARES
Net asset value, beginning of period........................     $  7.76             $ 7.10
                                                                 -------             ------
Investment activities:
  Net investment income/(loss)..............................        0.04*              0.01
  Net realized and unrealized gains/(losses) on
     investments............................................       (1.83)              0.70
                                                                 -------             ------
  Total from investment activities..........................       (1.79)              0.71
                                                                 -------             ------
Dividends:
  Net investment income.....................................       (0.06)             (0.05)
                                                                 -------             ------
  Total dividends...........................................       (0.06)             (0.05)
                                                                 -------             ------
Net asset value, end of period..............................     $  5.91             $ 7.76
                                                                 =======             ======
Total return (excludes sales charge)........................      (23.15)%            10.07%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $   817             $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................        0.65%              0.24%***
  Expenses before waivers/reimbursements....................        5.12%              5.17%***
  Expenses net of waivers/reimbursements....................        1.26%              1.25%***
  Portfolio turnover rate...................................       68.73%            111.54%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG ENHANCED 500 FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED              ENDED
                                                              MARCH 31, 2003   MARCH 31, 2002 (a)
                                                              --------------   ------------------
CLASS B SHARES
Net asset value, beginning of period........................     $  7.75            $  7.10
                                                                 -------            -------
Investment activities:
  Net investment income/(loss)..............................        0.01*             (0.01)
  Net realized and unrealized gains/(losses) on
     investments............................................       (1.83)              0.70
                                                                 -------            -------
  Total from investment activities..........................       (1.82)              0.69
                                                                 -------            -------
Dividends:
  Net investment income.....................................       (0.05)             (0.04)
                                                                 -------            -------
  Total dividends...........................................       (0.05)             (0.04)
                                                                 -------            -------
Net asset value, end of period..............................     $  5.88            $  7.75
                                                                 =======            =======
Total return (excludes sales charge)........................      (23.54)%             9.79%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $    52            $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................        0.16%             (0.24)%***
  Expenses net of waivers/reimbursements....................        5.98%              5.67%***
  Expenses net of waivers/reimbursements....................        1.75%              1.75***
  Portfolio turnover rate...................................       68.73%            111.54

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED          ENDED           ENDED
                                                               MARCH 31,      MARCH 31,       MARCH 31,
                                                                  2003           2002          2001 (a)
                                                              ------------   ------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $ 7.09         $ 8.14          $10.00
                                                                 ------         ------          ------
Investment activities:
  Net investment income/(loss)..............................       0.08*          0.07*           0.28
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................      (1.55)         (0.76)          (2.14)
                                                                 ------         ------          ------
  Total from investment activities..........................      (1.47)         (0.69)          (1.86)
                                                                 ------         ------          ------
Dividends:
  Net investment income.....................................      (0.07)         (0.36)             --
                                                                 ------         ------          ------
  Total dividends...........................................      (0.07)         (0.36)             --
                                                                 ------         ------          ------
Redemption fees.............................................        .01             --              --
                                                                 ------         ------          ------
Net asset value, end of period..............................     $ 5.56         $ 7.09          $ 8.14
                                                                 ======         ======          ======
Total return................................................     (20.66)%        (8.36)%        (18.50)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $6,368         $7,882          $9,071
  Net investment income/(loss) net of
     waivers/reimbursements.................................       1.24%          0.94%           4.20%***
  Expenses before waivers/reimbursements....................       5.30%          4.13%           3.48%***
  Expenses net of waivers/reimbursements....................       1.35%          1.35%           1.35%***
  Portfolio turnover rate...................................     138.85%        132.84%          86.18%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on June 7, 2000 to March 31,
     2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED          ENDED           ENDED
                                                               MARCH 31,      MARCH 31,       MARCH 31,
                                                                  2003           2002          2001 (a)
                                                              ------------   ------------   --------------
INVESTOR SHARES
Net asset value, beginning of period........................    $  7.05        $  8.13         $  8.98
                                                                -------        -------         -------
Investment activities:
  Net investment income/(loss)..............................       0.07*          0.05*           0.27
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................      (1.54)         (0.78)          (1.12)
                                                                -------        -------         -------
  Total from investment activities..........................      (1.47)         (0.73)          (0.85)
                                                                -------        -------         -------
Dividends:
  Net investment income.....................................      (0.02)         (0.35)             --
                                                                -------        -------         -------
  Total dividends...........................................      (0.02)         (0.35)             --
                                                                -------        -------         -------
Redemption fees.............................................        .01             --              --
                                                                -------        -------         -------
Net asset value, end of period..............................    $  5.57        $  7.05         $  8.13
                                                                =======        =======         =======
Total return................................................     (20.73)%        (8.83)%         (9.47)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $    17        $    18         $    24
  Net investment income/(loss) net of
     waivers/reimbursements.................................       1.06%          0.64%          25.10%***
  Expenses before waivers/reimbursements....................       5.27%          4.27%           4.09%***
  Expenses net of waivers/reimbursements....................       1.60%          1.60%           1.60%***
  Portfolio turnover rate...................................     138.85%        132.84%          86.18%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on December 5, 2000 to March
     31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................    $  7.08         $  6.92
                                                                -------         -------
Investment activities:
  Net investment income/(loss)..............................       0.06*          (0.02)*
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................      (1.56)           0.54
                                                                -------         -------
  Total from investment activities..........................      (1.50)           0.52
                                                                -------         -------
Dividends:
  Net investment income.....................................      (0.06)          (0.36)
                                                                -------         -------
  Total dividends...........................................      (0.06)          (0.36)
                                                                -------         -------
Redemption fees.............................................        .01              --
                                                                -------         -------
Net asset value, end of period..............................    $  5.53         $  7.08
                                                                =======         =======
Total return (excludes sales charge)........................     (21.08)%          7.71%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $    16         $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       0.98%          (0.55)%***
  Expenses before waivers/reimbursements....................       5.80%           5.59%***
  Expenses net of waivers/reimbursements....................       1.86%           1.85%***
  Portfolio turnover rate...................................     138.85%         132.84%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS B SHARES
Net asset value, beginning of period........................    $  7.06         $  6.92
                                                                -------         -------
Investment activities:
  Net investment income/(loss)..............................       0.02*          (0.04)
  Net realized and unrealized gains/(losses) on investments
     and foreign currency transactions......................      (1.53)           0.53
                                                                -------         -------
  Total from investment activities..........................      (1.51)           0.49
                                                                -------         -------
Dividends:
  Net investment income.....................................      (0.01)          (0.35)
                                                                -------         -------
  Total dividends...........................................      (0.01)          (0.35)
                                                                -------         -------
Redemption fees.............................................        .01              --
                                                                -------         -------
Net asset value, end of period..............................    $  5.55         $  7.06
                                                                =======         =======
Total return (excludes sales charge)........................     (21.32)%          7.26%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $     1         $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       0.31%          (1.05)%***
  Expenses net of waivers/reimbursements....................       6.10%           6.09%***
  Expenses net of waivers/reimbursements....................       2.28%           2.35%***
  Portfolio turnover rate...................................     138.85%         132.84%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED          ENDED           ENDED
                                                               MARCH 31,      MARCH 31,       MARCH 31,
                                                                  2003           2002          2001 (a)
                                                              ------------   ------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................    $ 10.15        $  9.43         $ 10.00
                                                                -------        -------         -------
Investment activities:
  Net investment income (loss)..............................      (0.03)*         0.16            0.22
  Net realized and unrealized losses on investments and
     securities sold short..................................       1.73           0.96           (0.58)
                                                                -------        -------         -------
  Total from investment activities..........................       1.70           1.12           (0.36)
                                                                -------        -------         -------
Dividends:
  Net investment income.....................................         --          (0.40)          (0.11)
  Net realized gains on investments and securities sold
     short..................................................         --             --           (0.10)
                                                                -------        -------         -------
  Total dividends...........................................         --          (0.40)         (0.212)
                                                                -------        -------         -------
Redemption fees.............................................        .02             --              --
                                                                -------        -------         -------
Net asset value, end of period..............................    $ 11.87        $ 10.15         $  9.43
                                                                =======        =======         =======
Total return................................................      16.95%         12.21%          (3.56)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $13,491        $10,514         $14,924
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.28%)         1.67%           4.59%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................       4.04%          3.19%           3.19%
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       2.50%          1.93%           2.15%
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       1.50%          1.50%           1.50%
  Portfolio turnover rate...................................     189.09%        231.34%         216.10%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on September 29, 2000 to
     March 31, 2001.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
INVESTOR SHARES
Net asset value, beginning of period........................    $ 10.13         $ 10.19
                                                                -------         -------
Investment activities:
  Net investment income (loss)..............................      (0.09)*,**       0.01*
  Net realized and unrealized losses on investments and
     securities sold short..................................       1.75            0.32
                                                                -------         -------
  Total from investment activities..........................       1.66            0.33
                                                                -------         -------
Dividends:
  Net investment income.....................................         --           (0.39)
  Net realized gains on investments and securities sold
     short..................................................         --              --
                                                                -------         -------
  Total dividends...........................................         --           (0.39)
                                                                -------         -------
Redemption fees.............................................        .02              --
                                                                -------         -------
Net asset value, end of period..............................    $ 11.81         $ 10.13
                                                                =======         =======
Total return................................................      16.58%           3.58%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $ 9,474         $     7
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.80)%          0.22****
  Expenses (including dividend expense) before
     waivers/reimbursements.................................       4.42%           4.43%****
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       2.92%           2.34****
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       1.80%           1.75****
  Portfolio turnover rate...................................     189.09%         231.34

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount less than $0.005.
***   Not annualized.
****  Annualized.
(a)   From commencement of operations on August 23, 2001 to March
      31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................     $10.13          $11.30
                                                                 ------          ------
Investment Activities:
  Net investment income/(loss)..............................      (0.13)*         (0.01)
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................       1.78           (0.77)
                                                                 ------          ------
  Total from investment activities..........................       1.65           (0.78)
                                                                 ------          ------
Dividends:
  Net investment income.....................................         --           (0.39)
                                                                 ------          ------
  Total dividends...........................................         --           (0.39)
                                                                 ------          ------
Redemption fees.............................................        .02              --
                                                                 ------          ------
Net asset value, end of period..............................     $11.80          $10.13
                                                                 ======          ======
Total return (excludes sales charge)........................      16.49%          (6.62)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $  239          $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (1.08)%         (0.16)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................       4.63%           4.58%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................       3.13%           2.51%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................       2.01%           2.00%***
  Portfolio turnover rate...................................     189.09%         231.34%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                               FOR THE YEAR      FOR THE PERIOD
                                                                  ENDED              ENDED
                                                              MARCH 31, 2003   MARCH 31, 2002 (a)
                                                              --------------   ------------------
CLASS B SHARES
Net asset value, beginning of period........................     $ 10.11            $ 11.30
                                                                 -------            -------
Investment Activities:
  Net investment income/(loss)..............................       (0.18)*            (0.04)
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................        1.76              (0.77)
                                                                 -------            -------
  Total from investment activities..........................        1.58              (0.81)
                                                                 -------            -------
Dividends:
  Net investment income.....................................          --              (0.38)
                                                                 -------            -------
  Total dividends...........................................          --              (0.38)
                                                                 -------            -------
Redemption fees.............................................         .02                 --
                                                                 -------            -------
Net asset value, end of period..............................     $ 11.71            $ 10.11
                                                                 =======            =======
Total return (excludes sales charge)........................       15.83%             (6.91)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $   155            $     1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (1.54)%            (0.72)%***
  Expenses (including dividend expense) before
     waivers/reimbursements.................................        5.14%              5.08%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        3.63%              3.01%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        2.50%              2.50%***
  Portfolio turnover rate...................................      189.09%            231.34%

---------------

*   Calculated based on the average shares outstanding during the period.

**  Not annualized.

*** Annualized.

(a)  From commencement of operations on October 1, 2001 to March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE PERIOD
                                                                  ENDED
                                                                MARCH 31,
                                                                 2003 (a)
                                                              --------------
CLASS C SHARES
Net asset value, beginning of period........................      $11.76
                                                                  ------
Investment activities:
  Net investment income/(loss)..............................       (0.01)*
  Net realized and unrealized gains/(losses) on investments
     and securities sold short..............................       (0.04)
                                                                  ------
  Total from investment activities..........................       (0.05)
                                                                  ------
Redemption fees.............................................         .02
                                                                  ------
Net asset value, end of period..............................      $11.73
                                                                  ======
Total return (excludes sales charge)........................       (0.26)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................      $   76
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (1.63)%***
  Expenses (including dividend expense) before of
     waivers/reimbursements.................................        8.21%***
  Expenses (including dividend expense) net of
     waivers/reimbursements.................................        3.10%***
  Expenses (excluding dividend expense) net of
     waivers/reimbursements.................................        2.44%***
  Portfolio turnover rate...................................      189.09%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on March 17, 2003 to March
     31, 2003.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................    $ 11.10          $10.00
                                                                -------          ------
Investment Activities:
  Net investment income/(loss)..............................       0.04*           0.02
  Net realized and unrealized losses on investments.........      (1.57)           1.10
                                                                -------          ------
  Total from investment activities..........................      (1.53)           1.12
                                                                -------          ------
Dividends:
  Net investment income.....................................      (0.02)          (0.02)
                                                                -------          ------
  Total dividends...........................................      (0.02)          (0.02)
                                                                -------          ------
Net asset value, end of period..............................    $  9.55          $11.10
                                                                =======          ======
Total return................................................     (13.83)%         11.25%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $18,589          $2,980
  Net investment income/(loss) net of
     waivers/reimbursements.................................       0.38%           0.38%***
  Expenses before waivers/reimbursements....................       3.71%           9.02%***
  Expenses net of waivers/reimbursements....................       1.15%           1.15%***
  Portfolio turnover rate...................................      98.65%          78.02%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on September 4, 2001 to
     March 31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
INVESTOR SHARES
Net asset value, beginning of period........................    $ 11.08          $ 9.38
                                                                -------          ------
Investment Activities:
  Net investment income/(loss)..............................       0.02*             --
  Net realized and unrealized losses on investments.........      (1.57)           1.72
                                                                -------          ------
  Total from investment activities..........................      (1.55)           1.72
                                                                -------          ------
Dividends:
  Net investment income.....................................         --           (0.02)
                                                                -------          ------
  Total dividends...........................................         --           (0.02)
                                                                -------          ------
Net asset value, end of period..............................    $  9.53          $11.08
                                                                =======          ======
Total return................................................     (13.99)%         18.34%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................    $   104          $   98
  Net investment income/(loss) net of
     waivers/reimbursements.................................       0.20%           0.03%***
  Expenses before waivers/reimbursements....................       6.18%          10.26%***
  Expenses net of waivers/reimbursements....................       1.40%           1.40%***
  Portfolio turnover rate...................................      98.65%          78.02%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 3, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................     $11.07          $ 9.08
                                                                 ------          ------
Investment Activities:
  Net investment income/(loss)..............................      (0.02)*            --
  Net realized and unrealized losses on investments.........      (1.55)           2.01
                                                                 ------          ------
  Total from investment activities..........................      (1.57)           2.01
                                                                 ------          ------
Dividends:
  Net investment income.....................................      (0.01)          (0.02)
                                                                 ------          ------
  Total dividends...........................................      (0.01)          (0.02)
                                                                 ------          ------
Net asset value, end of period..............................     $ 9.49          $11.07
                                                                 ======          ======
Total return (excludes sales charge)........................     (14.22)%         22.11%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $1,736          $   31
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.19)%          0.32%***
  Expenses before waivers/reimbursements....................       4.02%          10.43%***
  Expenses net of waivers/reimbursements....................       1.65%           1.65%***
  Portfolio turnover rate...................................      98.65%          78.02%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. DISCOVERY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS B SHARES
Net asset value, beginning of period........................     $11.05          $ 9.08
                                                                 ------          ------
Investment Activities:
  Net investment income/(loss)..............................      (0.06)*         (0.04)
  Net realized and unrealized losses on investments.........      (1.56)           2.03
                                                                 ------          ------
  Total from investment activities..........................      (1.62)           1.99
                                                                 ------          ------
Dividends:
  Net investment income.....................................         --           (0.02)
                                                                 ------          ------
  Total dividends...........................................         --           (0.02)
                                                                 ------          ------
Net asset value, end of period..............................     $ 9.43          $11.05
                                                                 ======          ======
Total return (excludes sales charge)........................     (14.66)%         21.93%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $  151          $   58
  Net investment income/(loss) net of
     waivers/reimbursements.................................      (0.62)%         (0.81)%***
  Expenses before waivers/reimbursements....................       5.60%          10.93%***
  Expenses net of waivers/reimbursements....................       2.15%           2.15%***
  Portfolio turnover rate...................................      98.65%          78.02%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Not annualized.
***   Annualized.
(a)   From commencement of operations on October 1, 2001 to March
      31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................     $ 9.76          $10.00
                                                                 ------          ------
Investment activities:
  Net investment income/(loss)..............................       0.15*           0.04
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................      (2.40)          (0.28)
                                                                 ------          ------
  Total from investment activities..........................      (2.25)          (0.24)
                                                                 ------          ------
Dividends:
  Net investment income.....................................      (0.17)             --
                                                                 ------          ------
  Total dividends...........................................      (0.17)             --
                                                                 ------          ------
Net asset value, end of period..............................     $ 7.34          $ 9.76
                                                                 ======          ======
Total return................................................     (23.14)%         (2.40)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $5,645          $7,320
  Net investment income/(loss) net of
     waivers/reimbursements.................................       1.75%           0.58%***
  Expenses before waivers/reimbursements....................       5.45%           5.45%***
  Expenses net of waivers/reimbursements....................       1.25%           1.25%***
  Portfolio turnover rate...................................     170.62%          90.92%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on July 23, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS A SHARES
Net asset value, beginning of period........................     $ 9.74          $8.82
                                                                 ------          -----
Investment activities:
  Net investment income/(loss)..............................       0.13*            --
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................      (2.42)          0.92
                                                                 ------          -----
  Total from investment activities..........................      (2.29)          0.92
                                                                 ------          -----
Dividends:
  Net investment income.....................................      (0.13)            --
                                                                 ------          -----
  Total dividends...........................................      (0.13)            --
                                                                 ------          -----
Net asset value, end of period..............................     $ 7.32          $9.74
                                                                 ======          =====
Total return (excludes sales charge)........................     (23.56)%        10.43%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $    7          $   1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       1.67%         (0.09)%***
  Expenses before waivers/reimbursements....................       5.64%          7.30%***
  Expenses net of waivers/reimbursements....................       1.73%          1.75%***
  Portfolio turnover rate...................................     170.62%         90.92%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG EUROPEAN FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE YEAR   FOR THE PERIOD
                                                                 ENDED           ENDED
                                                               MARCH 31,       MARCH 31,
                                                                  2003          2002 (a)
                                                              ------------   --------------
CLASS B SHARES
et asset value, beginning of period.........................     $ 9.71          $ 8.82
                                                                 ------          ------
Investment activities:
  Net investment income/(loss)..............................       0.11*          (0.03)
  Net realized and unrealized losses on investments and
     foreign currency transactions..........................      (2.44)           0.92
                                                                 ------          ------
  Total from investment activities..........................      (2.33)           0.89
                                                                 ------          ------
Dividends:
  Net investment income.....................................       (.09)             --
                                                                 ------          ------
  Total dividends...........................................       (.09)             --
                                                                 ------          ------
Net asset value, end of period..............................     $ 7.29          $ 9.71
                                                                 ======          ======
Total return (excludes sales charge)........................     (24.07)%         10.09%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................     $    3          $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       1.35%          (0.59)%***
  Expenses before waivers/reimbursements....................       6.11%           7.80%***
  Expenses net of waivers/reimbursements....................       2.25%           2.25%***
  Portfolio turnover rate...................................     170.62%          90.92%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on October 1, 2001 to March
     31, 2002.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 2003 (a)
                                                              ------------------
INSTITUTIONAL SHARES
Net asset value, beginning of period........................       $ 10.00
                                                                   -------
Investment activities:
  Net investment income/(loss)..............................          0.05*
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.73)
                                                                   -------
  Total from investment activities..........................         (1.68)
                                                                   -------
Dividends:
  Net investment income.....................................         (0.04)
                                                                   -------
  Total dividends...........................................         (0.04)
                                                                   -------
Net asset value, end of period..............................       $  8.28
                                                                   =======
Total return................................................        (16.78)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................       $14,479
  Net investment income/(loss) net of
     waivers/reimbursements.................................           .80%***
  Expenses before waivers/reimbursements....................          2.73%***
  Expenses net of waivers/reimbursements....................           .99%***
  Portfolio turnover rate...................................        100.79%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on June 20, 2002 to March
     31, 2003.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 2003 (a)
                                                              ------------------
INVESTOR SHARES
Net asset value, beginning of period........................        $ 8.88
                                                                    ------
Investment activities:
  Net investment income/(loss)..............................           .05*
  Net realized and unrealized gains/(losses) on
     investments............................................         (0.62)
                                                                    ------
  Total from investment activities..........................         (0.57)
                                                                    ------
Net asset value, end of period..............................        $ 8.31
                                                                    ======
Total return................................................         (6.42)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $  666
  Net investment income/(loss) net of
     waivers/reimbursements.................................          0.87%***
  Expenses before waivers/reimbursements....................          3.05%***
  Expenses net of waivers/reimbursements....................          1.25%***
  Portfolio turnover rate...................................        100.79%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on July 31, 2002 to March
     31, 2003.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                                FOR THE PERIOD
                                                                    ENDED
                                                              MARCH 31, 2003 (a)
                                                              ------------------
CLASS A SHARES
Net asset value, beginning of period........................        $10.00
                                                                    ------
Investment activities:
  Net investment income/(loss)..............................          0.03*
  Net realized and unrealized gains/(losses) on
     investments............................................         (1.72)
                                                                    ------
  Total from investment activities..........................         (1.69)
                                                                    ------
Dividends:
  Net investment income.....................................         (0.03)
                                                                    ------
  Total dividends...........................................         (0.03)
                                                                    ------
Net asset value, end of period..............................        $ 8.28
                                                                    ======
Total return (excludes sales charge)........................        (16.94)%**
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................        $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................           .50%***
  Expenses before waivers/reimbursements....................          2.61%***
  Expenses net of waivers/reimbursements....................          1.30%***
  Portfolio turnover rate...................................        100.79%

---------------

*    Calculated based on the average shares outstanding during
     the period.
**   Not annualized.
***  Annualized.
(a)  From commencement of operations on June 20, 2002 to March
     31, 2003.

              See accompanying notes to the financial statements.

BARR ROSENBERG SERIES TRUST
AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED.

                                                              FOR THE PERIOD
                                                                  ENDED
                                                              MARCH 31, 2003
                                                                   (a)
                                                              --------------
CLASS B SHARES
Net asset value, beginning of period........................      $10.00
                                                                  ------
Investment activities:
  Net investment income/(loss)..............................          --*, **
  Net realized and unrealized gains/(losses) on
     investments............................................       (1.73)
                                                                  ------
  Total from investment activities..........................       (1.73)
                                                                  ------
Dividends:
  Net investment income.....................................       (0.01)
                                                                  ------
  Total dividends...........................................       (0.01)
                                                                  ------
Net asset value, end of period..............................      $ 8.26
                                                                  ======
Total return (excludes sales charge)........................      (17.34)%***
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Net Assets, end of period (000)...........................      $    1
  Net investment income/(loss) net of
     waivers/reimbursements.................................       (0.07)%****
  Expenses before waivers/reimbursements....................        3.72%****
  Expenses net of waivers/reimbursements....................        1.87%****
  Portfolio turnover rate...................................      100.79%

---------------

*     Calculated based on the average shares outstanding during
      the period.
**    Amount less than $0.005.
***   Not annualized.
****  Annualized.
(a)   From commencement of operations on June 20, 2002 to March
      31, 2003.

              See accompanying notes to the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of Barr Rosenberg Series Trust,

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments and schedules of securities sold short, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AXA Rosenberg U.S. Small Capitalization Fund, AXA Rosenberg International Small Capitalization Fund, AXA Rosenberg Value Long/Short Equity Fund, AXA Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund, AXA Rosenberg Enhanced 500 Fund, AXA Rosenberg International Equity Fund, AXA Rosenberg Global Long/Short Equity Fund, AXA Rosenberg U.S. Discovery Fund, AXA Rosenberg European Fund, and AXA Rosenberg U.S. Large Capitalization Fund (constituting Barr Rosenberg Series Trust, hereafter referred to as the "Trust") at March 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities and securities sold short at March 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

San Francisco, California
May 16, 2003

              TRUSTEES AND OFFICERS OF BARR ROSENBERG SERIES TRUST

   NAME, ADDRESS* AND AGE OF TRUSTEE                                            NUMBER OF PORTFOLIOS        OTHER
          (TERM OF OFFICE AND                   PRINCIPAL OCCUPATION(S)           IN FUND COMPLEX#      DIRECTORSHIPS
       LENGTH OF TIME SERVED**)                   DURING PAST 5 YEARS           OVERSEEN BY TRUSTEE    HELD BY TRUSTEE
   ---------------------------------            -----------------------         --------------------   ---------------
INTERESTED TRUSTEE
Kenneth Reid##, 53 (14 years)..........  Global Chief Investment Officer, AXA            11                 None
                                         Rosenberg Investment Management LLC,
                                         January 1999 to present; General
                                         Partner and Director of Research,
                                         Rosenberg Institutional Equity
                                         Management, June 1986 to December
                                         1998.

DISINTERESTED TRUSTEES
Nils H. Hakansson(+), 66 (13 years)....  Sylvan C. Coleman Professor of                  11                 None
                                         Finance and Accounting, Haas School
                                         of Business, University of
                                         California, Berkeley, July 1969 to
                                         present.
Dwight M. Jaffee(+), 60 (4 years)......  Professor of Finance and Real Estate,           11                 None
                                         Haas School of Business, University
                                         of California, Berkeley, July 1991 to
                                         present.
William F. Sharpe(+), 69 (14 years)....  STANCO 25 Professor of Finance                  11                 None
                                         Emeritus, Stanford University,
                                         September 1999 to present; STANCO 25
                                         Professor of Finance, Stanford
                                         University, September 1995 to
                                         September 1999; Chairman, Financial
                                         Engines Incorporated (online
                                         investment advice), March 1996 to
                                         2003.

---------------

* The mailing address of each of the Trustees is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

** There is no stated term of office for the Trustees of the Trust.

#  The Fund Complex consists of eleven series of the Barr Rosenberg Series
   Trust.

## Dr. Reid is an "interested person," as defined in the 1940 Act, due to his position as Global Chief Investment Officer of AXA Rosenberg Investment Management LLC, the investment adviser to the Fund.

(+)  Member of the Audit Committee.

                    OFFICERS OF BARR ROSENBERG SERIES TRUST

          NAME AND ADDRESS*                                                   PRINCIPAL OCCUPATION(S)
                (AGE)                  POSITION WITH THE TRUST                  DURING PAST 5 YEARS
          -----------------            -----------------------                -----------------------
Sara Donaldson (43)..................         Clerk              U.S. Compliance Director, AXA Rosenberg Global
                                                                 Services LLC, January 2003 to present; Global
                                                                 Services Coordinator and Paralegal, AXA Rosenberg
                                                                 Global Services LLC, January 1999 to January 2003;
                                                                 Paralegal, Barr Rosenberg Investment Management,
                                                                 September 1997 to December 1998; Director of
                                                                 Marketing, MIG Realty Advisors, January 1996 to
                                                                 September 1997; Vice President, Liquidity
                                                                 Financial Advisors, May 1985 to January 1996.
Elizabeth Lawrence (39)..............    Vice President          Senior Vice President, BISYS Fund Services, 2001
                                                                 to present; Vice President and Senior Manager,
                                                                 Client Services and Operations, PFPC, Inc., 1999
                                                                 to 2001; Director of Client Services, PFPC, Inc.,
                                                                 1997 to 1999.
Ryan Louvar (31).....................         Clerk              Counsel of Legal Services, BISYS Fund Services,
                                                                 2000 to present; Attorney, Hill, Farrer & Burrill
                                                                 LLP, 1999 to 2000; Attorney, Knapp Petersen &
                                                                 Clarke, PC, 1997 to 1999.
Edward H. Lyman (59).................       President            President, AXA Rosenberg Group LLC, May 2002 to
                                                                 present; Chief Operating Officer, AXA Rosenberg
                                                                 Group LLC, January 1999 to April 2002; Chief
                                                                 Executive Officer, AXA Rosenberg Global Services
                                                                 LLC, January 1999 to April 2002; Executive Vice
                                                                 President, Barr Rosenberg Investment Management,
                                                                 Inc. and General Counsel to the Rosenberg Group of
                                                                 companies, 1990 to present.
Thomas Mead (55).....................    Vice President          Global Research Director, Barr Rosenberg Research
                                                                 Center LLC, May 2002 to present; Deputy Director,
                                                                 Barr Rosenberg Research Center LLC, January 1999
                                                                 to April 2002; Director, Strategy Implementation,
                                                                 Rosenberg Institutional Equity Management, January
                                                                 1994 to December 1998.
Alaina V. Metz (36)..................    Assistant Clerk         Chief Administrative Officer, BISYS Fund Services,
                                                                 1995 to present.
Heidi Khashabi Ridley (34)...........    Vice President          Managing Director, AXA Rosenberg Group LLC,
                                                                 January 2003 to present; Senior Vice President,
                                                                 Wells Fargo Funds Management Group LLC, April 2001
                                                                 to January 2003; Managing Director & Principal,
                                                                 Montgomery Asset Management LLC, May 1992 to April
                                                                 2001.
Francois Robinet (36)................    Vice President          Chief Executive Officer, AXA Rosenberg Group LLC,
                                                                 February 2001 to present; Director of business
                                                                 development, AXA Rosenberg Group LLC, October 1999
                                                                 to January 2001; Director Treasury & Finance
                                                                 Department, AXA 1997 to 1999.
Richard L. Saalfeld (59).............    Vice President          Managing Director of Strategic Business
                                                                 Development, AXA Rosenberg Investment Management
                                                                 LLC, January 2003 to present; President and Chief
                                                                 Executive Officer, AXA Rosenberg Mutual Funds, a
                                                                 division of AXA Rosenberg Investment Management
                                                                 LLC, January 1999 to December 2002, President and
                                                                 Chief Executive Officer of mutual fund unit of
                                                                 Rosenberg Institutional Equity Management, June
                                                                 1996 to December 1998.
Troy Sheets (31).....................  Chief Financial Officer   Vice President of Financial Services, BISYS Fund
                                                                 Services, 2002 to present; Senior Manager, KPMG
                                                                 LLP, 1993 to 2002.

---------------

* The mailing address of each of the officers is c/o Barr Rosenberg Series Trust, 3435 Stelzer Road, Columbus, OH 43219.

     The principal occupations of the Officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

                          BARR ROSENBERG SERIES TRUST

                                    Manager
                    AXA Rosenberg Investment Management LLC
                          Four Orinda Way, Building E
                                Orinda, CA 94563

                                 Administrator
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                    Transfer and Shareholder Servicing Agent
                         BISYS Fund Services Ohio, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                  Distributor
                     Barr Rosenberg Funds Distributor, Inc.
                         c/o BISYS Fund Services, Inc.
                               3435 Stelzer Road
                               Columbus, OH 43219

                                   Custodians
                      State Street Bank and Trust Company
                             Mutual Funds Division
                                Boston, MA 02102

                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                            Independent Accountants
                           PricewaterhouseCoopers LLP
                               333 Market Street
                            San Francisco, CA 94105

                                    Counsel
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

This report is for the information of the shareholders of Barr Rosenberg Series Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.

(BRG-0043) (3/03)